                                                     Registration No. 2-30070
                                                     Registration No. 811-1705
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       -----------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    | |


           Pre-Effective Amendment No.                                     | |
                                       ----
                                                                           |X|

           Post-Effective Amendment No.  66
                                       ----
                                     AND/OR




REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            | |


                                                                           |X|
           Amendment No.  79
                         ----
                        (Check appropriate box or boxes)
                        --------------------------------


                               SEPARATE ACCOUNT A
                                       of
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------


            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                               (Name of Depositor)
              1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


        Depositor's Telephone Number, including Area Code: (212) 554-1234
                          ----------------------------



                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL


            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                   (Names and Addresses of Agents for Service)
                        --------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
                    1050 Connecticut Avenue, N.W., Suite 825
                             Washington, D.C. 20036
                        ---------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):


| |     Immediately upon filing pursuant to paragraph (b) of Rule 485.


|X|     On May 1, 2000 pursuant to paragraph (b) of Rule 485.


| |     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

| |     On (date) pursuant to paragraph (a)(1) of Rule 485.

| |     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

| |     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for previously filed post-effective amendment.
                        ---------------------------------

         Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R)
A combination variable and fixed deferred annuity contract
PROSPECTUS DATED MAY 1, 2000



Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.





--------------------------------------------------------------------------------


WHAT IS EQUI-VEST?

EQUI-VEST is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.





-----------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------
FIXED INCOME:
-----------------------------------------------------------------------
o Alliance High Yield              o Alliance Quality Bond
o Alliance Intermediate
    Government Securities
o Alliance Money Market
-----------------------------------------------------------------------
DOMESTIC STOCKS
-----------------------------------------------------------------------
o EQ/Aggressive Stock(1)           o EQ/Evergreen
o Alliance Common Stock            o MFS Emerging Growth
o Alliance Equity Index              Companies
o Alliance Growth and Income       o MFS Growth with Income
o EQ/Alliance Technology(2)        o MFS Research
o EQ/Alliance Premier Growth       o Mercury Basic Value Equity(3)
o Alliance Small Cap Growth        o EQ/Putnam Growth & Income
o Capital Guardian Research          Value
o Capital Guardian U.S. Equity     o T. Rowe Price Equity Income
                                   o Warburg Pincus Small
                                     Company Value
-----------------------------------------------------------------------
INTERNATIONAL STOCKS
-----------------------------------------------------------------------
o Alliance Global                  o Morgan Stanley Emerging
o Alliance International             Markets Equity
                                   o T. Rowe Price International
                                     Stock
-----------------------------------------------------------------------
BALANCED/HYBRID
-----------------------------------------------------------------------
  o Alliance Conservative          o EQ/Evergreen Foundation
    Investors                      o Mercury World Strategy(5)
  o Alliance Growth Investors      o EQ/Putnam Balanced
  o EQ/Balanced(4)
-----------------------------------------------------------------------




---------------------
(1)   Formerly named "Alliance Aggressive Stock."
(2) Anticipated to become available on or about May 22, 2000. This option may not be available in California.
(3)   Formerly named "Merrill Lynch Basic Value Equity."
(4)   Formerly named "Alliance Balanced."
(5)   Formerly named "Merrill Lynch World Strategy."

You may allocate amounts to the variable investment options under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of either Class IA or IB shares of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options are anticipated to be available after May 22, 2000 and may not be available in your state. Check with your financial professional regarding availability.


TYPES OF CONTRACTS. We offer different "series" of contracts for use as:
o    A nonqualified annuity ("NQ") for after-tax contributions only.

o    An individual retirement annuity ("IRA"), either traditional IRA or Roth
     IRA.

o A traditional IRA as a conduit to hold rollover distributions ("QP IRA") from a qualified plan or a Tax-Sheltered Annuity ("TSA").

A contribution ranging from $20 to $2,500 is required to purchase a contract. The minimum amount required depends on the type of contract, NQ, IRA or QP IRA, and the series purchased.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2000 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                           72087
                                                                  Series 100-500

CONTENTS OF THIS PROSPECTUS

-----
  2
--------------------------------------------------------------------------------



EQUI-VEST(R)




------------------------------------------------------------------
Index of key words and phrases                                4
Who is Equitable Life?                                        6
How to reach us                                               7
EQUI-VEST at a glance - key features                         10


------------------------------------------------------------------
FEE TABLE                                                    13
------------------------------------------------------------------
EQUI-VEST series 300 and 400 contracts                       16
EQUI-VEST series 500 contracts                               18
EQUI-VEST series 100 and 200 contracts                       20
Condensed financial information                              24

------------------------------------------------------------------
1 CONTRACT FEATURES AND BENEFITS                             25
------------------------------------------------------------------
How you can purchase and contribute to your contract         25
Owner and annuitant requirements                             28
How you can make your contributions                          28
What are your investment options under the contract?         28
Selecting your investment method                             32
Allocating your contributions                                34
Your right to cancel within a certain number of days         34

------------------------------------------------------------------
2 DETERMINING YOUR CONTRACT'S VALUE                          36
------------------------------------------------------------------
Your account value and cash value                            36
Your contract's value in the variable investment options     36
Your contract's value in the guaranteed interest option      36
Your contract's value in the fixed maturity options          36

--------------------------------------------------------------------------------
"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

----------
  3

--------------------------------------------------------------------------------






------------------------------------------------------------------
3  TRANSFERRING YOUR MONEY AMONG
     INVESTMENT OPTIONS                                   37
------------------------------------------------------------------
Transferring your account value                           37
Market timing                                             37
Automatic transfer options - investment simplifier        37
Rebalancing your account value                            38


------------------------------------------------------------------
4  ACCESSING YOUR MONEY                                    39
------------------------------------------------------------------
Withdrawing your account value                            39
How withdrawals are taken from your account value         40
Surrender of your contract to receive its cash value      40
Termination                                               41
When to expect payments                                   41
Your annuity payout options                               41

------------------------------------------------------------------
5  CHARGES AND EXPENSES                                   44
------------------------------------------------------------------
Charges that Equitable Life deducts                       44
Charges that EQ Advisors Trust deducts                    49
Group or sponsored arrangements                           49
Other distribution arrangements                           50

------------------------------------------------------------------
6  PAYMENT OF DEATH BENEFIT                               51
------------------------------------------------------------------
Your beneficiary and payment of benefit                   51
How death benefit payment is made                         52
Beneficiary continuation option under Series 100, 200
   and 400 Traditional IRA, IRA and QP IRA and
   Series 100 and 400 Roth IRA contracts                  52


------------------------------------------------------------------
7  TAX INFORMATION                                        54
------------------------------------------------------------------
Overview                                                  54
Transfers among investment options                        54
Taxation of nonqualified annuities                        54
Other information                                         55
Individual retirement arrangements ("IRAs")               56
Federal and state income tax withholding and
   information reporting                                  69
Impact of taxes to Equitable Life                         69

------------------------------------------------------------------
8  MORE INFORMATION                                       70
------------------------------------------------------------------
About our Separate Account A                              70
About EQ Advisors Trust                                   70
About our fixed maturity options                          71
About the general account                                 72
About other methods of payment                            72
Dates and prices at which contract events occur           73
About your voting rights                                  74
About legal proceedings                                   74
About our independent accountants                         75
Financial statements                                      75
Transfers of ownership, collateral assignments, loans,
   and borrowing                                          75
Distribution of the contracts                             75


------------------------------------------------------------------
9  INVESTMENT PERFORMANCE                                 76
------------------------------------------------------------------
Benchmarks                                                76
Communicating performance data                            87


------------------------------------------------------------------
10 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE        89
------------------------------------------------------------------

------------------------------------------------------------------
APPENDICES
------------------------------------------------------------------
I - Condensed financial information                      A-1
II - Original contracts                                  B-1
III - Market value adjustment example                    C-1

------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
------------------------------------------------------------------

INDEX OF KEY WORDS AND PHRASES

-----
  4
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.



                                            PAGE                                                 PAGE

  account value                               36       IRS                                         55
  annuitant                                   25       investment options                          29
  annuity payout options                      41       market adjusted amount                      32
  beneficiary                                 52       market value adjustment                     32
  business day                                74       maturity value                              31
  cash value                                  36       NQ                                       cover
  conduit IRA                                 61       portfolio                                cover
  contract date                               12       processing office                            7
  contract date anniversary                   12       QP IRAs                                  cover
  contract year                               12       rate to maturity                            31
  contributions                               34       regular contribution                        58
  Contributions to Roth IRAs                           Required Beginning Date                     62
    regular contribution                      73       Roth IRA                                 cover
    rollovers and transfers                   73       SAI                                      cover
    conversion contributions                  74       SEC                                      cover
  contributions to traditional IRAs           58       TOPS                                         7
    regular contributions                     58       traditional IRA                          cover
    rollovers and transfers                   60       TSA                                      cover
  EQAccess                                     7       unit                                        36
  fixed maturity options                      31       unit investment trust                       71
  guaranteed interest option                  31       variable investment options                 29
  IRA                                      cover



To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

  ------------------------------------------------------------------------------
   PROSPECTUS                     CONTRACT OR SUPPLEMENTAL MATERIALS
  ------------------------------------------------------------------------------
   fixed maturity options         Guarantee Periods or Fixed Maturity Accounts
   variable investment options    Investment Funds or Investment Divisions
   account value                  Annuity Account Value
   rate to maturity               Guaranteed Rates
   guaranteed interest option     Guaranteed Interest Account
   unit                           Accumulation unit
   unit value                     Accumulation unit value
  ------------------------------------------------------------------------------

-----
  5

--------------------------------------------------------------------------------

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss five series of contracts. However, only three are available for new purchasers. Once you have purchased a contract you can identify the EQUI-VEST series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:


--------------------------------------------------------------------------------------------------------------------------------
o  NQ, Traditional IRA, and QP IRA contracts issued before January 3, 1994;      series 100
   and
                                                                                 This series is no longer available for
o  Standard Roth IRA contracts converted from such IRA and QP IRA contacts.      new purchasers. Information in this prospectus
                                                                                 on this series is provided for our existing
                                                                                 contract owners only.
--------------------------------------------------------------------------------------------------------------------------------
o  Certain NQ, Traditional IRA and QP IRA contracts issued on or after August    series 200
   17, 1995.

--------------------------------------------------------------------------------------------------------------------------------
o  NQ, Traditional IRA, QP IRA, and Standard Roth IRA contracts issued on or     series 300
   after January 3, 1994 and before the date series 400 contracts became available in a state; and

o  Standard Roth IRA contracts converted from such IRA and QP IRA contracts.

--------------------------------------------------------------------------------------------------------------------------------
o  NQ, Traditional IRA, QP IRA, and Standard Roth IRA contracts issued on or     series 400
   after July 10, 1995 in states where approved; and

o  Standard Roth IRA contracts converted from such IRA and QP IRA contracts.
--------------------------------------------------------------------------------------------------------------------------------
o  Roth Advantage contracts                                                      series 500

                                                                                 This series is no longer available for new
                                                                                 purchasers. Information in this prospectus on
                                                                                 this series is provided for our existing contract
                                                                                 owners only.
--------------------------------------------------------------------------------------------------------------------------------



We also have contracts that we refer to as "original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix II, which will be referenced throughout this prospectus when it applies.

Who is Equitable Life?

------
  6
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

-------
  7
--------------------------------------------------------------------------------

HOW TO REACH US

You may communicate with our processing office as listed below for any of the following purposes:

-------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:
-------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459

-------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:
-------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459

-------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
-------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
P.O. Box 2996
New York, NY 10116-2996

-------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
-------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
200 Plaza Drive, 2nd Floor
Secaucus, NJ 07094

-------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:
-------------------------------------------------------------------------------
Equitable Life
EQUI-VEST
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463

-------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:
-------------------------------------------------------------------------------
Equitable Life
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463

-------------------------------------------------------------------------------
REPORTS WE PROVIDE:
-------------------------------------------------------------------------------

 o  written confirmation of financial transactions; and
 o  annual statement of your contract values as of the close of the calendar year.
-------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
-------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:


o  your current account value;


o  your current allocation percentages;

o  the number of units you have in the variable investment options;

o  rates to maturity for fixed maturity options;

o  the daily unit values for the variable options; and

o performance information regarding the variable investment options (not available through TOPS).

-------
  8
--------------------------------------------------------------------------------

You can also:

o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (anticipated to be available through EQAccess by the end of 2000);

o    elect the investment simplifier (not available through EQAccess);

o change your TOPS personal identification number ("PIN")(not available through EQAccess); and

o    change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that your are engaged in a market timing strategy (see "Market timing" in "Transferring your money among investment options").


--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------


You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.


--------------------------------------------------------------------------------
TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------
You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1)  conversion of your Traditional IRA contract to a Standard Roth IRA;

(2) cancellation of your Standard Roth IRA or Roth Advantage contract and return to a traditional IRA contract;


(3)  election of the automatic investment program;

(4)  election of the investment simplifier;

(5)  election of the automatic NQ deposit service;

(6)  election of the rebalancing program;

(7)  to obtain a PIN required for TOPS;


(8)  election of required minimum distribution option;

(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;


(2)  beneficiary changes;

-------
  9
--------------------------------------------------------------------------------


(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.


TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;


(2)  investment simplifier;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner.

EQUI-VEST at a glance - key features

-------
  10
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
PROFESSIONAL           EQUI-VEST's variable investment options invest in different portfolios managed by professional
INVESTMENT             investment advisers.
MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
GUARANTEED INTEREST    o Principal and interest guarantees
OPTION                 o Interest rates set periodically
                      --------------------------------------------------------------------------------------------------------------
FIXED MATURITY         o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
OPTIONS                o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                      --------------------------------------------------------------------------------------------------------------
                       If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.

                       o Only available for contracts in states where approved.
------------------------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES         o On earnings inside the contract      No tax on any dividends, interest or capital gains until you  make withdrawals from your contract or receive annuity payments.
                      --------------------------------------------------------------------------------------------------------------
                       o On transfers inside the contract     No tax on transfers among investment options.

                      --------------------------------------------------------------------------------------------------------------
                       If you are buying a contract to fund a retirement plan that already provides tax deferral under the Internal
                       Revenue Code, you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide necessary or additional benefits.
------------------------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS   o NQ:
                         - $1,000 (initial) or $50 (initial for payroll deduction); $50 (additional).
                       o TRADITIONAL IRA, STANDARD ROTH IRA AND ROTH ADVANTAGE:
                         - series 300, 400, and 500 - $50 (initial and additional);
                         - series 100 and 200 - $20 (initial and additional).
                       o QP IRA:
                         - series 300 and 400 - $2,500 each rollover amount;
                         - series 100 and 200 - $1,000 each rollover amount.
                      --------------------------------------------------------------------------------------------------------------
                       Maximum contribution limitations may apply.
------------------------------------------------------------------------------------------------------------------------------------

-----
 11
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Contract surrender

                       You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                       You may also incur income tax and a penalty tax.
------------------------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options
                       o Variable annuity payout options.
------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Dollar-cost averaging by automatic transfers
                       - Interest sweep option
                       - Fixed-dollar option
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o No charge on transfers among investment options
                       o Waiver of withdrawal charge for disability, confinement to a nursing home, and terminal illness
                         (series 300, 400, and 500 only)
------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at current annual rates determined by contract series.
                         series 100: 1.34%; three options at 1.49%
                         series 200: 1.34%; three options at 1.40%
                         series 300 and 400: 1.35% (maximum of 2.00% for series 400).
                         series 500: 1.45% (maximum of 2.00%).
                       o Annual administrative charge.
                         series 100 and 200: $30
                         series 300, 400 and 500: $30 currently or during the first two contract years 2% of the account value if less ($65 maximum).
                       o Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company):
                         series 100 and 200: None
                         series 300, 400 and 500: $25 currently ($65 maximum) per occurrence.
                       o No sales charge deducted at the time you make contributions.
                       o Series 300, 400 and 500 and NQ contracts under series 100 and 200: we deduct a charge equal to 6%
                         of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.
                       o IRAs under series 100 and 200: - 6% of the amount withdrawn, generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.
------------------------------------------------------------------------------------------------------------------------------------

------
  12
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES      o There is no charge in any contract year in which the amount withdrawn does not exceed 10% of your account
(CONTINUED)             value at the time of your withdrawal request minus prior withdrawals in that contract year. Under certain circumstances the withdrawal charge will not apply. They are discussed in "Charges and expenses" later in this prospectus.
                     ---------------------------------------------------------------------------------------------------------------
                      The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                     ---------------------------------------------------------------------------------------------------------------
                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.
                      o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.
                      o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15%
                        annually, other expenses, and for Class IB shares, 12b-1 fees of 0.25% annually.
                      o Daily charge on amounts invested in variable investment options for mortality and expense risks and other expenses at annual rates determined by contract series.
------------------------------------------------------------------------------------------------------------------------------------




THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. FOR TRADITIONAL IRAS, THE MAXIMUM ISSUE AGE IS 70, BUT WE WILL ISSUE UP TO AGE 79 IF THE CONTRIBUTION IS A ROLLOVER CONTRIBUTION. FOR ALL OTHER IRAS WE WILL ISSUE CONTRACTS UP TO ANNUITANT AGES 80-83 WITH OUR PRIOR APPROVAL. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table

------
  13
--------------------------------------------------------------------------------


The fee tables below will help you understand the various charges and expenses that apply to your contract series. The tables reflect charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The guaranteed interest option and fixed maturity options are not covered by the fee tables and examples. However, the annual administrative charge, the withdrawal charge, and the third-party transfer or exchange charge do apply to the guaranteed interest option and fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.




                        CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
                                         ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------
                                        EQ/BALANCED,
                                       ALLIANCE COMMON          ALL OTHER
                                       STOCK, ALLIANCE           VARIABLE
                                        MONEY MARKET            INVESTMENT
                                           OPTIONS               OPTIONS
                                    --------------------- ---------------------
                                      SERIES     SERIES     SERIES    SERIES      SERIES                  SERIES
                                        100        200        100       200      300 AND 400                500
                                    ---------- ---------- ---------- ---------- -----------------    -------------------
Mortality and expense risk(1)         0.65%      1.15%      0.50%     1.09%       1.10% current         1.20% current
                                                                                  (1.75% maximum)       (1.75% maximum)
Other expenses(2)                     0.84%      0.25%      0.84%     0.25%       0.25%                 0.25%

Total Separate Account A              1.49%      1.40%      1.34%     1.34%       1.35% current         1.45% current
 annual expenses(3)(4)                                                              (2.0% maximum       (2.0% maximum)
                                                                                    for series 400)

------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(5)          $30 (under series 300, 400 and 500: $65 maximum)
------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge(6)               6%
Charge for third-party                     series 100 and 200: None
 transfer or exchange                      series 300, 400 and 500: $25, for each occurrence, current ($65 maximum)
------------------------------------------------------------------------------------------------------------------------

-------
  14
--------------------------------------------------------------------------------


EQ ADVISORS TRUST ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)




------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TOTAL
                                                                                     OTHER               ANNUAL
                                                                                    EXPENSES            EXPENSES
                                                 MANAGEMENT                      (AFTER EXPENSES     (AFTER EXPENSES
                                                   FEES(7)       12b-1 FEE(8)      LIMITATION)(9)     LIMITATION)(10)
------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                                0.60%            N/A              0.04%               0.64%
 Alliance Common Stock                              0.46%            N/A              0.04%               0.50%
 Alliance Conservative Investors                    0.60%            N/A              0.07%               0.67%
 Alliance Equity Index                              0.25%            N/A              0.05%               0.30%
 Alliance Global                                    0.73%            N/A              0.09%               0.82%
 Alliance Growth and Income                         0.59%            N/A              0.05%               0.64%
 Alliance Growth Investors                          0.57%            N/A              0.05%               0.62%
 Alliance High Yield                                0.60%            N/A              0.05%               0.65%
 Alliance Intermediate Government Securities        0.50%            N/A              0.07%               0.57%
 Alliance International                             0.85%            N/A              0.20%               1.05%
 Alliance Money Market                              0.34%            N/A              0.05%               0.39%
 EQ/Alliance Premier Growth                         0.90%           0.25%             0.00%               1.15%
 Alliance Quality Bond                              0.53%            N/A              0.05%               0.58%
 Alliance Small Cap Growth                          0.75%            N/A              0.07%               0.82%
 EQ/Alliance Technology                             0.90%           0.25%             0.00%               1.15%
 EQ/Balanced                                        0.57%            N/A              0.05%               0.62%
 Capital Guardian Research                          0.65%           0.25%             0.05%               0.95%
 Capital Guardian U.S. Equity                       0.65%           0.25%             0.05%               0.95%
 EQ/Evergreen                                       0.65%           0.25%             0.05%               0.95%
 EQ/Evergreen Foundation                            0.60%           0.25%             0.10%               0.95%
 MFS Emerging Growth Companies                      0.65%           0.25%             0.10%               1.00%
 MFS Growth with Income                             0.60%           0.25%             0.10%               0.95%
 MFS Research                                       0.65%           0.25%             0.05%               0.95%
 Mercury Basic Value Equity                         0.60%           0.25%             0.10%               0.95%
 Mercury World Strategy                             0.70%           0.25%             0.25%               1.20%
 Morgan Stanley Emerging Markets Equity             1.15%           0.25%             0.35%               1.75%
 EQ/Putnam Balanced                                 0.60%           0.25%             0.05%               0.90%
 EQ/Putnam Growth & Income Value                    0.60%           0.25%             0.10%               0.95%
 T. Rowe Price Equity Income                        0.60%           0.25%             0.10%               0.95%
 T. Rowe Price International Stock                  0.85%           0.25%             0.15%               1.25%
 Warburg Pincus Small Company Value                 0.75%           0.25%             0.10%               1.10%
------------------------------------------------------------------------------------------------------------------------------

-------
  15
--------------------------------------------------------------------------------

Notes:

(1)  A portion of this charge is for providing the death benefit.


(2) For the series 300 and 400 contracts we currently charge 0.25% for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, and Alliance Money Market options and 0.24% for all the other options (we reserve the right to increase this charge to 0.25% at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contracts.

(3) Total Separate Account A annual expenses of the variable investment options (not including EQ Advisors Trust fees and other expenses) are guaranteed not to exceed a total annual rate of (i) 2.00% for series 400 and 500; (ii) 1.35% for series 300 and (iii) 1.49% for series 100 and 1.40% for series 200 for the EQ/Balanced, Alliance Common Stock, and Alliance Money Market options and; (iv) for series 100 and 200, an annual rate of 1.34% for all the other options not listed in (iii).

(4) For series 100 and 200 contracts the total Separate Account A annual expenses of the variable investment options and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, and Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 1999 would have been 1.88% for the Alliance Money Market option; 1.99% for the Alliance Common Stock option; 1.98% for the EQ/Aggressive Stock option; and 2.11% for the EQ/Balanced option.

(5) For series 300, 400 and 500 contracts, during the first two contract years, this charge is currently equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is currently $30 for each contract year, but we reserve the right to waive or increase this charge to an annual maximum of $65. For series 100 and 200 contracts, some contracts are exempt from this charge.

(6) This charge applies to withdrawn contributions that were made in the current and five prior years. This charge is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(7) The management fees shown reflect the revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Class IA shares of EQ Advisors Trust are not subject to these fees.

(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreements.

     On October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.

(10) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen; EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity; EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced. The expense limitations for the EQ/Putnam Growth & Income Value, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.


     Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
     1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.37% for MFS Growth with Income; 0.17% for MFS Research; 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.21% for T. Rowe Price Equity Income; and 0.28% for EQ/Putnam Balanced. Initial seed capital was

-------
  16
--------------------------------------------------------------------------------


     invested on April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian U.S. Equity, and Capital Guardian Research portfolios and will be invested on May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.

     Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

EXAMPLES: EQUI-VEST SERIES 300 AND 400 CONTRACTS

For each type of series 300 and 400 contract, the examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. We also assume there is no waiver of the withdrawal charge. Other than as indicated above, the total charges and expenses used to compute the examples below are the maximum series 400 expenses, rather than the lower current series 400 expenses or series 300 expenses.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


-----------------------------------------------------------------------------------------------
                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                     OF EACH PERIOD SHOWN, THE EXPENSES
                                                                  WOULD BE:
-----------------------------------------------------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 83.42     $ 144.18     $ 207.49    $ 311.73
Alliance Common Stock                           $ 82.03     $ 140.05     $ 200.23    $ 297.51
Alliance Conservative Investors                 $ 83.71     $ 145.07     $ 209.04    $ 314.75
Alliance Equity Index                           $ 80.04     $ 134.12     $ 189.78    $ 276.84
Alliance Global                                 $ 85.20     $ 149.48     $ 216.34    $ 329.72
Alliance Growth and Income                      $ 83.42     $ 144.18     $ 207.49    $ 311.73
Alliance Growth Investors                       $ 83.22     $ 143.59     $ 206.45    $ 309.71
Alliance High Yield                             $ 83.52     $ 144.48     $ 208.00    $ 312.74
Alliance Intermediate Government Securities     $ 82.72     $ 142.12     $ 203.86    $ 304.65
Alliance International                          $ 87.49     $ 156.22     $ 227.38    $ 352.23
Alliance Money Market                           $ 80.93     $ 136.79     $ 194.49    $ 286.19
EQ/Alliance Premier Growth                      $ 88.48     $ 159.15            -           -
Alliance Quality Bond                           $ 82.82     $ 142.41     $ 204.38    $ 305.66
Alliance Small Cap Growth                       $ 85.20     $ 149.48     $ 216.34    $ 329.72
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 28.24   $  86.58     $ 147.49     $ 311.73
Alliance Common Stock                           $ 26.77   $  82.20     $ 140.23     $ 297.51
Alliance Conservative Investors                 $ 28.56   $  87.52     $ 149.04     $ 314.75
Alliance Equity Index                           $ 24.67   $  75.91     $ 129.78     $ 276.84
Alliance Global                                 $ 30.13   $  92.20     $ 156.76     $ 329.72
Alliance Growth and Income                      $ 28.24   $  86.58     $ 147.49     $ 311.73
Alliance Growth Investors                       $ 28.03   $  85.96     $ 146.45     $ 309.71
Alliance High Yield                             $ 28.35   $  86.89     $ 148.00     $ 312.74
Alliance Intermediate Government Securities     $ 27.51   $  84.39     $ 143.86     $ 304.65
Alliance International                          $ 32.54   $  99.35     $ 168.50     $ 352.23
Alliance Money Market                           $ 25.62   $  78.74     $ 134.49     $ 286.19
EQ/Alliance Premier Growth                      $ 33.59   $ 102.44            -            -
Alliance Quality Bond                           $ 27.61   $  84.70     $ 144.38     $ 305.66
Alliance Small Cap Growth                       $ 30.13   $  92.20     $ 156.76     $ 329.72
-----------------------------------------------------------------------------------------------

-----
 17
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                             IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                OF EACH PERIOD SHOWN, THE EXPENSES
                                                             WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 88.48     $ 159.15            -           -
EQ/Balanced                                $ 83.22     $ 143.59     $ 206.45    $ 309.71
Capital Guardian Research                  $ 86.49     $ 153.30            -           -
Capital Guardian U.S. Equity               $ 86.49     $ 153.30            -           -
EQ/Evergreen                               $ 86.49     $ 153.30     $ 222.60    $ 342.51
EQ/Evergreen Foundation                    $ 86.49     $ 153.30     $ 222.60    $ 342.51
MFS Emerging Growth Companies              $ 86.99     $ 154.76     $ 224.99    $ 347.38
MFS Growth with Income                     $ 86.49     $ 153.30     $ 222.60    $ 342.51
MFS Research                               $ 86.49     $ 153.30     $ 222.60    $ 342.51
Mercury Basic Value Equity                 $ 86.49     $ 153.30     $ 222.60    $ 342.51
Mercury World Strategy                     $ 88.98     $ 160.60     $ 234.52    $ 366.63
Morgan Stanley Emerging Markets Equity     $ 94.44     $ 176.54     $ 260.31    $ 417.55
EQ/Putnam Balanced                         $ 86.00     $ 151.83     $ 220.19    $ 337.61
EQ/Putnam Growth & Income Value            $ 86.49     $ 153.30     $ 222.60    $ 342.51
T. Rowe Price Equity Income                $ 86.49     $ 153.30     $ 222.60    $ 342.51
T. Rowe Price International Stock          $ 89.47     $ 162.06     $ 236.89    $ 371.38
Warburg Pincus Small Company Value         $ 87.98     $ 157.69     $ 229.77    $ 357.06
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                 THE END OF EACH PERIOD SHOWN, THE
                                                         EXPENSES WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 33.59     $ 102.44            -            -
EQ/Balanced                                $ 28.03     $  85.96     $ 146.45     $ 309.71
Capital Guardian Research                  $ 31.49     $  96.24            -            -
Capital Guardian U.S. Equity               $ 31.49     $  96.24            -            -
EQ/Evergreen                               $ 31.49     $  96.24     $ 163.41     $ 342.51
EQ/Evergreen Foundation                    $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Emerging Growth Companies              $ 32.02     $  97.80     $ 165.96     $ 347.38
MFS Growth with Income                     $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Research                               $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury Basic Value Equity                 $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury World Strategy                     $ 34.12     $ 103.99     $ 176.10     $ 366.63
Morgan Stanley Emerging Markets Equity     $ 39.89     $ 120.89     $ 203.53     $ 417.55
EQ/Putnam Balanced                         $ 30.97     $  94.69     $ 160.86     $ 337.61
EQ/Putnam Growth & Income Value            $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price Equity Income                $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price International Stock          $ 34.64     $ 105.53     $ 178.62     $ 371.38
Warburg Pincus Small Company Value         $ 33.07     $ 100.90     $ 171.04     $ 357.06
------------------------------------------------------------------------------------------


----------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."

-------
  18
--------------------------------------------------------------------------------

EXAMPLES: EQUI-VEST SERIES 500 CONTRACTS


For the series 500 Roth Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. We also assume there is no waiver of the withdrawal charge. Other than as indicated above, the charges and expenses used in the examples are the maximum charges rather than the lower current charges.


These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


------------------------------------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER YOUR CONTRACT AT THE END         IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                         OF EACH PERIOD SHOWN, THE EXPENSES                THE END OF EACH PERIOD SHOWN, THE
                                                      WOULD BE:                                    EXPENSES WOULD BE:
------------------------------------------------------------------------------------------------------------------------------------
                                     1 YEAR      3 YEARS      5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                 $ 83.42     $ 144.18     $ 207.49    $ 311.73     $ 28.24   $  86.58     $ 147.49     $ 311.73
Alliance Common Stock               $ 82.03     $ 140.05     $ 200.23    $ 297.51     $ 26.77   $  82.20     $ 140.23     $ 297.51
Alliance Conservative Investors     $ 83.71     $ 145.07     $ 209.04    $ 314.75     $ 28.56   $  87.52     $ 149.04     $ 314.75
Alliance Equity Index               $ 80.04     $ 134.12     $ 189.78    $ 276.84     $ 24.67   $  75.91     $ 129.78     $ 276.84
Alliance Global                     $ 85.20     $ 149.48     $ 216.34    $ 329.72     $ 30.13   $  92.20     $ 156.76     $ 329.72
Alliance Growth and Income          $ 83.42     $ 144.18     $ 207.49    $ 311.73     $ 28.24   $  86.58     $ 147.49     $ 311.73
Alliance Growth Investors           $ 83.22     $ 143.59     $ 206.45    $ 309.71     $ 28.03   $  85.96     $ 146.45     $ 309.71
Alliance High Yield                 $ 83.52     $ 144.48     $ 208.00    $ 312.74     $ 28.35   $  86.89     $ 148.00     $ 312.74
Alliance Intermediate Government
 Securities                         $ 82.72     $ 142.12     $ 203.86    $ 304.65     $ 27.51   $  84.39     $ 143.86     $ 304.65
Alliance International              $ 87.49     $ 156.22     $ 227.38    $ 352.23     $ 32.54   $  99.35     $ 168.50     $ 352.23
Alliance Money Market               $ 80.93     $ 136.79     $ 194.49    $ 286.19     $ 25.62   $  78.74     $ 134.49     $ 286.19
EQ/Alliance Premier Growth          $ 88.48     $ 159.15            -           -     $ 33.59   $ 102.44            -            -
Alliance Quality Bond               $ 82.82     $ 142.41     $ 204.38    $ 305.66     $ 27.61   $  84.70     $ 144.38     $ 305.66
Alliance Small Cap Growth           $ 85.20     $ 149.48     $ 216.34    $ 329.72     $ 30.13   $  92.20     $ 156.76     $ 329.72
------------------------------------------------------------------------------------------------------------------------------------

-----
 19

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                             IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                OF EACH PERIOD SHOWN, THE EXPENSES
                                                             WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS     10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 88.48     $ 159.15            -           -
EQ/Balanced                                $ 83.22     $ 143.59     $ 206.45    $ 309.71
Capital Guardian Research                  $ 86.49     $ 153.30            -           -
Capital Guardian U.S. Equity               $ 86.49     $ 153.30            -           -
EQ/Evergreen                               $ 86.49     $ 153.30     $ 222.60    $ 342.51
EQ/Evergreen Foundation                    $ 86.49     $ 153.30     $ 222.60    $ 342.51
MFS Emerging Growth Companies              $ 86.99     $ 154.76     $ 224.99    $ 347.38
MFS Growth with Income                     $ 86.49     $ 153.30     $ 222.60    $ 342.51
MFS Research                               $ 86.49     $ 153.30     $ 222.60    $ 342.51
Mercury Basic Value Equity                 $ 86.49     $ 153.30     $ 222.60    $ 342.51
Mercury World Strategy                     $ 88.98     $ 160.60     $ 234.52    $ 366.63
Morgan Stanley Emerging Markets Equity     $ 94.44     $ 176.54     $ 260.31    $ 417.55
EQ/Putnam Balanced                         $ 86.00     $ 151.83     $ 220.19    $ 337.61
EQ/Putnam Growth & Income Value            $ 86.49     $ 153.30     $ 222.60    $ 342.51
T. Rowe Price Equity Income                $ 86.49     $ 153.30     $ 222.60    $ 342.51
T. Rowe Price International Stock          $ 89.47     $ 162.06     $ 236.89    $ 371.38
Warburg Pincus Small Company Value         $ 87.98     $ 157.69     $ 229.77    $ 357.06
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                 THE END OF EACH PERIOD SHOWN, THE
                                                         EXPENSES WOULD BE:
------------------------------------------------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------
EQ/Alliance Technology                     $ 33.59     $ 102.44            -            -
EQ/Balanced                                $ 28.03     $  85.96     $ 146.45     $ 309.71
Capital Guardian Research                  $ 31.49     $  96.24            -            -
Capital Guardian U.S. Equity               $ 31.49     $  96.24            -            -
EQ/Evergreen                               $ 31.49     $  96.24     $ 163.41     $ 342.51
EQ/Evergreen Foundation                    $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Emerging Growth Companies              $ 32.02     $  97.80     $ 165.96     $ 347.38
MFS Growth with Income                     $ 31.49     $  96.24     $ 163.41     $ 342.51
MFS Research                               $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury Basic Value Equity                 $ 31.49     $  96.24     $ 163.41     $ 342.51
Mercury World Strategy                     $ 34.12     $ 103.99     $ 176.10     $ 366.63
Morgan Stanley Emerging Markets Equity     $ 39.89     $ 120.89     $ 203.53     $ 417.55
EQ/Putnam Balanced                         $ 30.97     $  94.69     $ 160.86     $ 337.61
EQ/Putnam Growth & Income Value            $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price Equity Income                $ 31.49     $  96.24     $ 163.41     $ 342.51
T. Rowe Price International Stock          $ 34.64     $ 105.53     $ 178.62     $ 371.38
Warburg Pincus Small Company Value         $ 33.07     $ 100.90     $ 171.04     $ 357.06
------------------------------------------------------------------------------------------


----------
(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."

-------
  20
--------------------------------------------------------------------------------


EXAMPLES: EQUI-VEST SERIES 100 AND 200 CONTRACTS
The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) We also assume there is no waiver of the withdrawal charge. The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum expenses (taking into account the expense limitation at an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock and Alliance Money Market options) rather than the lower current charges.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

FOR IRA (TRADITIONAL, STANDARD ROTH AND CERTAIN QP IRA(2) CONTRACTS WHERE THE FREE WITHDRAWAL AMOUNT APPLIES AFTER THE THIRD CONTRACT YEAR):


-------------------------------------------------------------------------------------------------------
                                                   IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                                                     PERIOD SHOWN,
                                                                 THE EXPENSES WOULD BE:
-------------------------------------------------------------------------------------------------------
                                                    1 YEAR        3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                              $ 80.77       $ 124.26       $ 163.50      $ 254.45
 Alliance Common Stock                            $ 80.77       $ 124.26       $ 163.50      $ 254.45
 Alliance Conservative Investors                  $ 83.33       $ 132.00       $ 176.57      $ 281.82
 Alliance Equity Index                            $ 79.68       $ 120.97       $ 157.93      $ 242.66
 Alliance Global                                  $ 84.81       $ 136.45       $ 184.04      $ 297.29
 Alliance Growth and Income                       $ 83.04       $ 131.11       $ 175.07      $ 278.70
 Alliance Growth Investors                        $ 82.84       $ 130.51       $ 174.07      $ 276.62
 Alliance High Yield                              $ 83.13       $ 131.41       $ 175.57      $ 279.74
 Alliance Intermediate Government Securities      $ 82.35       $ 129.03       $ 171.56      $ 271.38
 Alliance International                           $ 87.08       $ 143.24       $ 195.40      $ 320.55
 Alliance Money Market                            $ 80.77       $ 124.26       $ 163.50      $ 254.45
 EQ/Alliance Premier Growth                       $ 88.07       $ 146.18              -             -
 Alliance Quality Bond                            $ 82.44       $ 129.33       $ 172.06      $ 272.43
 Alliance Small Cap Growth                        $ 84.81       $ 136.45       $ 184.04      $ 297.29
 EQ/Alliance Technology                           $ 88.07       $ 146.18              -             -
 EQ/Balanced                                      $ 80.77       $ 124.26       $ 163.50      $ 254.45
 Capital Guardian Research                        $ 86.09       $ 140.29              -             -
 Capital Guardian U.S. Equity                     $ 86.09       $ 140.29              -             -
 EQ/Evergreen                                     $ 86.09       $ 140.29       $ 190.48      $ 310.50
 EQ/Evergreen Foundation                          $ 86.09       $ 140.29       $ 190.48      $ 310.50
 MFS Emerging Growth Companies                    $ 86.59       $ 141.77       $ 192.94      $ 315.54
 MFS Growth with Income                           $ 86.09       $ 140.29       $ 190.48      $ 310.50
 MFS Research                                     $ 86.09       $ 140.29       $ 190.48      $ 310.50
 Mercury Basic Value Equity                       $ 86.09       $ 140.29       $ 190.48      $ 310.50
 Mercury World Strategy                           $ 88.56       $ 147.65       $ 202.75      $ 335.43
 Morgan Stanley Emerging Markets Equity           $ 93.99       $ 163.71       $ 229.29      $ 388.06
 EQ/Putnam Balanced                               $ 85.60       $ 138.81       $ 188.00      $ 305.44
 EQ/Putnam Growth & Income Value                  $ 86.09       $ 140.29       $ 190.48      $ 310.50
 T. Rowe Price Equity Income                      $ 86.09       $ 140.29       $ 190.48      $ 310.50
 T. Rowe Price International Stock                $ 89.05       $ 149.12       $ 205.19      $ 340.33
 Warburg Pincus Small Company Value               $ 87.57       $ 144.71       $ 197.86      $ 325.53
-------------------------------------------------------------------------------------------------------

-------
 21
--------------------------------------------------------------------------------

FOR QP IRA(3) CONTRACTS (WHERE THE FREE WITHDRAWAL AMOUNT APPLIES IN THE FIRST CONTRACT YEAR):


-----------------------------------------------------------------------------------------------
                                          IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                                            PERIOD SHOWN,
                                                        THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      $ 74.58       $ 117.68       $ 163.50       $ 254.45
Alliance Common Stock                    $ 74.58       $ 117.68       $ 163.50       $ 254.45
Alliance Conservative Investors          $ 77.16       $ 125.48       $ 176.57       $ 281.82
Alliance Equity Index                    $ 73.49       $ 114.37       $ 157.93       $ 242.66
Alliance Global                          $ 78.65       $ 129.95       $ 184.04       $ 297.29
Alliance Growth and Income               $ 76.86       $ 124.58       $ 175.07       $ 278.70
Alliance Growth Investors                $ 76.67       $ 123.98       $ 174.07       $ 276.62
Alliance High Yield                      $ 76.96       $ 124.88       $ 175.57       $ 279.74
Alliance Intermediate Government
  Securities                             $ 76.17       $ 122.48       $ 171.56       $ 271.38
Alliance International                   $ 80.93       $ 136.79       $ 195.40       $ 320.55
Alliance Money Market                    $ 74.58       $ 117.68       $ 163.50       $ 254.45
EQ/Alliance Premier Growth               $ 81.93       $ 139.75              -              -
Alliance Quality Bond                    $ 76.27       $ 122.78       $ 172.06       $ 272.43
Alliance Small Cap Growth                $ 78.65       $ 129.95       $ 184.04       $ 297.29
EQ/Alliance Technology                   $ 81.93       $ 139.75              -              -
EQ/Balanced                              $ 74.58       $ 117.68       $ 163.50       $ 254.45
Capital Guardian Research                $ 79.94       $ 133.82              -              -
Capital Guardian U.S. Equity             $ 79.94       $ 133.82              -              -
EQ/Evergreen                             $ 79.94       $ 133.82       $ 190.48       $ 310.50
EQ/Evergreen Foundation                  $ 79.94       $ 133.82       $ 190.48       $ 310.50
MFS Emerging Growth Companies            $ 80.44       $ 135.31       $ 192.94       $ 315.54
MFS Growth with Income                   $ 79.94       $ 133.82       $ 190.48       $ 310.50
MFS Research                             $ 79.94       $ 133.82       $ 190.48       $ 310.50
Mercury Basic Value Equity               $ 79.94       $ 133.82       $ 190.48       $ 310.50
Mercury World Strategy                   $ 82.42       $ 141.23       $ 202.75       $ 335.43
Morgan Stanley Emerging Markets
  Equity                                 $ 87.88       $ 157.39       $ 229.29       $ 388.06
EQ/Putnam Balanced                       $ 79.45       $ 132.33       $ 188.00       $ 305.44
EQ/Putnam Growth & Income Value          $ 79.94       $ 133.82       $ 190.48       $ 310.50
T. Rowe Price Equity Income              $ 79.94       $ 133.82       $ 190.48       $ 310.50
T. Rowe Price International Stock        $ 82.92       $ 142.71       $ 205.19       $ 340.33
Warburg Pincus Small Company Value       $ 81.43       $ 138.27       $ 197.86       $ 325.53
-----------------------------------------------------------------------------------------------

-----
  22

--------------------------------------------------------------------------------

FOR NQ CONTRACTS:


-----------------------------------------------------------------------------------------------
                                          IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH
                                                            PERIOD SHOWN,
                                                        THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      $ 74.58       $ 117.68       $ 160.57       $ 217.78
Alliance Common Stock                    $ 74.58       $ 117.68       $ 160.57       $ 217.78
Alliance Conservative Investors          $ 77.16       $ 125.48       $ 174.46       $ 246.11
Alliance Equity Index                    $ 73.49       $ 114.37       $ 154.65       $ 205.57
Alliance Global                          $ 78.65       $ 129.95       $ 182.41       $ 262.12
Alliance Growth and Income               $ 76.86       $ 124.58       $ 172.87       $ 242.88
Alliance Growth Investors                $ 76.67       $ 123.98       $ 171.80       $ 240.72
Alliance High Yield                      $ 76.96       $ 124.88       $ 173.40       $ 243.95
Alliance Intermediate Government
  Securities                             $ 76.17       $ 122.48       $ 169.14       $ 235.30
Alliance International                   $ 80.93       $ 136.79       $ 194.49       $ 286.19
Alliance Money Market                    $ 74.58       $ 117.68       $ 160.57       $ 217.78
EQ/Alliance Premier Growth               $ 81.93       $ 139.75              -              -
Alliance Quality Bond                    $ 76.27       $ 122.78       $ 169.67       $ 236.39
Alliance Small Cap Growth                $ 78.65       $ 129.95       $ 182.41       $ 262.12
EQ/Alliance Technology                   $ 81.93       $ 139.75              -              -
EQ/Balanced                              $ 74.58       $ 117.68       $ 160.57       $ 217.78
Capital Guardian Research                $ 79.94       $ 133.82              -              -
Capital Guardian U.S. Equity             $ 79.94       $ 133.82              -              -
EQ/Evergreen                             $ 79.94       $ 133.82       $ 189.25       $ 275.79
EQ/Evergreen Foundation                  $ 79.94       $ 133.82       $ 189.25       $ 275.79
MFS Emerging Growth Companies            $ 80.44       $ 135.31       $ 191.87       $ 281.01
MFS Growth with Income                   $ 79.94       $ 133.82       $ 189.25       $ 275.79
MFS Research                             $ 79.94       $ 133.82       $ 189.25       $ 275.79
Mercury Basic Value Equity               $ 79.94       $ 133.82       $ 189.25       $ 275.79
Mercury World Strategy                   $ 82.42       $ 141.23       $ 202.30       $ 301.59
Morgan Stanley Emerging Markets
  Equity                                 $ 87.88       $ 157.39       $ 229.29       $ 356.09
EQ/Putnam Balanced                       $ 79.45       $ 132.33       $ 186.62       $ 270.55
EQ/Putnam Growth & Income Value          $ 79.94       $ 133.82       $ 189.25       $ 275.79
T. Rowe Price Equity Income              $ 79.94       $ 133.82       $ 189.25       $ 275.79
T. Rowe Price International Stock        $ 82.92       $ 142.71       $ 204.90       $ 306.68
Warburg Pincus Small Company Value       $ 81.43       $ 138.27       $ 197.10       $ 291.35
-----------------------------------------------------------------------------------------------

-----
 23
--------------------------------------------------------------------------------


FOR ALL SERIES 100 AND 200 CONTRACTS:



-----------------------------------------------------------------------------------------------

                                       IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH
                                                            PERIOD SHOWN,
                                                        THE EXPENSES WOULD BE:
-----------------------------------------------------------------------------------------------
                                           1 YEAR        3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      $ 18.90      $  58.49        $ 100.57       $ 217.78
Alliance Common Stock                    $ 18.90      $  58.49        $ 100.57       $ 217.78
Alliance Conservative Investors          $ 21.63      $  66.75        $ 114.46       $ 246.11
Alliance Equity Index                    $ 17.75      $  54.98        $  94.65       $ 205.57
Alliance Global                          $ 23.20      $  71.49        $ 122.41       $ 262.12
Alliance Growth and Income               $ 21.31      $  65.80        $ 112.87       $ 242.88
Alliance Growth Investors                $ 21.11      $  65.16        $ 111.80       $ 240.72
Alliance High Yield                      $ 21.42      $  66.11        $ 113.40       $ 243.95
Alliance Intermediate Government
  Securities                             $ 20.58      $  63.58        $ 109.14       $ 235.30
Alliance International                   $ 25.62      $  78.74        $ 134.49       $ 286.19
Alliance Money Market                    $ 18.90      $  58.49        $ 100.57       $ 217.78
EQ/Alliance Premier Growth               $ 26.67      $  81.88               -              -
Alliance Quality Bond                    $ 20.69      $  63.89        $ 109.67       $ 236.39
Alliance Small Cap Growth                $ 23.20      $  71.49        $ 122.41       $ 262.12
EQ/Alliance Technology                   $ 26.67      $  81.88               -              -
EQ/Balanced                              $ 18.90      $  58.49        $ 100.57       $ 217.78
Capital Guardian Research                $ 24.57      $  75.60               -              -
Capital Guardian U.S. Equity             $ 24.57      $  75.60               -              -
EQ/Evergreen                             $ 24.57      $  75.60        $ 129.25       $ 275.79
EQ/Evergreen Foundation                  $ 24.57      $  75.60        $ 129.25       $ 275.79
MFS Emerging Growth Companies            $ 25.09      $  77.17        $ 131.87       $ 281.01
MFS Growth with Income                   $ 24.57      $  75.60        $ 129.25       $ 275.79
MFS Research                             $ 24.57      $  75.60        $ 129.25       $ 275.79
Mercury Basic Value Equity               $ 24.57      $  75.60        $ 129.25       $ 275.79
Mercury World Strategy                   $ 27.19      $  83.45        $ 142.30       $ 301.59
Morgan Stanley Emerging Markets
  Equity                                 $ 32.96      $ 100.59        $ 170.53       $ 356.09
EQ/Putnam Balanced                       $ 24.04      $  74.02        $ 126.62       $ 270.55
EQ/Putnam Growth & Income Value          $ 24.57      $  75.60        $ 129.25       $ 275.79
T. Rowe Price Equity Income              $ 24.57      $  75.60        $ 129.25       $ 275.79
T. Rowe Price International Stock        $ 27.72      $  85.02        $ 144.90       $ 306.68
Warburg Pincus Small Company Value       $ 26.14      $  80.31        $ 137.10       $ 291.35
-----------------------------------------------------------------------------------------------

-----
  24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


(2) These expenses also apply to a QP IRA with the number 11933I in the lower left corner of the first page of your contract, or those QP IRA contracts issued in Oregon.


(3) These expenses apply only to a QP IRA with the number 92QPI in the lower left corner of the first page of your contract.

IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:
Assuming an annuity payout option could be issued, (see Note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example for "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options available as of December 31, 1999.

1   Contract features and benefits


------
  25
--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount for each type and series of contract purchased. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.

------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
CONTRACT    ANNUITANT      MINIMUM                   SOURCE OF                         LIMITATIONS ON
TYPE        ISSUE AGES*    CONTRIBUTIONS             CONTRIBUTIONS                     CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------
 NQ           0-79                                                                     Not applicable.
                           o  $1,000 (initial),      o After-tax money.

                           o  $50 (additional)       o Paid to us by check or
                              (all series)             transfer of contract
                                                       value in a tax deferred
                                                       exchange under Section
                                                       1035 of the Internal
                                                       Revenue Code.

                                                     o Paid to us by an employer
                                                       who establishes a payroll
                                                       deduction program.
---------------------------------------------------------------------------------------------------------


--------
  26
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
CONTRACT            ANNUITANT      MINIMUM                   SOURCE OF                   LIMITATIONS ON
TYPE                ISSUE AGES*    CONTRIBUTIONS             CONTRIBUTIONS               CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
 Traditional IRA      0-70         o $20 (initial and       o "Regular" traditional   o For all types of IRAs,
                                     additional) (series      IRA contributions         regular IRA
                                     100 and 200)             either made by you        contributions may
                                                              or paid to us by an       not exceed $2,000
                                   o $50 (initial and         employer who              for a year.
                                     additional) (series      establishes a payroll
                                     300 and 400)             deduction program       o No additional regular
                                                                                        IRA contributions in
                                                            o Rollovers from a          the year you turn age
                                                              TSA.                      70 1/2 and thereafter.

                                                            o Rollovers from          o Rollover and direct
                                                              another traditional       transfer contributions
                                                              individual retirement     after age 70 1/2 must
                                                              arrangement.              be net of required
                                                                                        minimum distributions.
                                                            o Direct
                                                              custodian-to-custodian
                                                              transfers from other    o Contributions are
                                                              traditional individual    subject to income tax
                                                              retirement                rules.
                                                              arrangements.
                                                                                      o Although we accept
                                                                                        rollover and direct
                                                                                        transfer contributions
                                                                                        under the Traditional
                                                                                        IRA contracts, we
                                                                                        intend that these
                                                                                        contracts be used
                                                                                        for ongoing regular
                                                                                        contributions.
-----------------------------------------------------------------------------------------------------------------

-------
  27
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------
CONTRACT            ANNUITANT      MINIMUM                   SOURCE OF                   LIMITATIONS ON
TYPE                ISSUE AGES*    CONTRIBUTIONS             CONTRIBUTIONS               CONTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
Standard Roth IRA     0-79         o $20 (initial and       o Regular after-tax      o For all types of IRAs,
and Roth Advantage                   additional) (series      contributions either     regular IRA
                                     100 and 200)             made by you or paid      contributions may
                                                              to us by an employer     not exceed $2,000
                                   o $50 (initial and         who establishes a        for a year.
                                     additional) (series      payroll deduction
                                     300, 400, and 500)       program.               o Contributions are
                                                                                       subject to income
                                                            o Rollovers from           limits and other tax
                                                              another Roth IRA.        rules. See "Tax
                                                                                       information -
                                                            o Conversion rollovers     Contributions to
                                                              from a Traditional       Roth IRAs."
                                                              IRA.

                                                            o Direct transfers from
                                                              another Roth IRA.
-----------------------------------------------------------------------------------------------------------------
 QP traditional IRA   0-79        o $1,000 (series 100      o Rollovers from a       o Rollover
                                     and 200)                 qualified plan.          contributions after
                                                                                       age 70 1/2 must be
                                  o $2,500 (series 300      o Rollovers from a         net of required
                                    and 400)                  TSA.                     minimum
                                                                                       distributions.
                                                            o The EQUIVEST QP
                                                              Traditional IRA        o "Regular" after-tax
                                                              contract is intended      contributions are not
                                                              to be a conduit IRA.      permitted.
                                                              Only rollovers
                                                              from a qualified
                                                              plan or TSA are
                                                              permitted.
-----------------------------------------------------------------------------------------------------------------

* For Traditional IRAs, the maximum issue age is 70, but we will issue up to age 79 if the contribution is a rollover contribution. For all other IRAs we will issue contracts up to annuitant ages 80-83 with our prior approval.

See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST contracts with the same annuitant would then total more than $1,000,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.


For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.

----------
   28
--------------------------------------------------------------------------------

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner.

Under any type of the IRA contract, the owner and annuitant must be the same person.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The method of payment is discussed in detail in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.


--------------------------------------------------------------------------------
Generally our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.
--------------------------------------------------------------------------------


SECTION 1035 EXCHANGES

You may apply the value of an existing nonqualified deferred annuity contract (or life insurance or endowment contract) to purchase an NQ contract in a tax-free exchange if you follow certain procedures as shown in the form that we require you to use. Also see "Tax information" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
 You can choose from among the variable investment options.
--------------------------------------------------------------------------------

-----
 29
--------------------------------------------------------------------------------

PORTFOLIOS OF EQ ADVISORS TRUST



-------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock               Long-term growth of capital                        Alliance Capital Management L.P.,
                                                                                      Massachusetts Financial Services Company
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Common Stock             Long-term growth of capital and increasing         Alliance Capital Management L.P.
                                   income
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   High total return without, in the adviser's        Alliance Capital Management L.P.
                                   opinion, undue risk to principal
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Equity Index             Total return (before EQ Advisors Trust and         Alliance Capital Management L.P.
                                   Separate Account A annual expenses) that
                                   approximates the total return performance of the
                                   Standard & Poor's 500 Composite Stock Price
                                   Index
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Global                   Long-term growth of capital                        Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth and Income        High total return through a combination of         Alliance Capital Management L.P.
                                   current income and capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth Investors         High total return consistent with the adviser's    Alliance Capital Management L.P.
                                   determination of reasonable risk
-------------------------------------------------------------------------------------------------------------------------------
 Alliance High Yield               High return by maximizing current income and,      Alliance Capital Management L.P.
                                   to the extent consistent with that objective,
                                   capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Intermediate             High current income consistent with relative       Alliance Capital Management L.P.
 Government Securities             stability of principal
-------------------------------------------------------------------------------------------------------------------------------
 Alliance International            Long-term growth of capital                        Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Money Market             High level of current income while preserving      Alliance Capital Management L.P.
                                   assets and maintaining liquidity
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth        Long-term growth of capital                        Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Quality Bond             High current income consistent with preservation   Alliance Capital Management L.P.
                                   of capital
-------------------------------------------------------------------------------------------------------------------------------
 Alliance Small Cap Growth         Long-term growth of capital                        Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology            Long-term growth of capital                        Alliance Capital Management L.P.
-------------------------------------------------------------------------------------------------------------------------------

-------
  30
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                  OBJECTIVE                                          ADVISER
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Balanced                    High return through a combination of current       Alliance Capital Management L.P.
                                income and capital appreciation                    Capital Guardian Trust Company,
                                                                                   Prudential Investments Fund
                                                                                    Management, LLC,
                                                                                   Jennison Associates, LLC.
-------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Research      Long-term growth of capital                        Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity   Long-term growth of capital                        Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen                   Long-term growth of capital                        Evergreen Asset Management Corp.
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Foundation        In order of priority, reasonable income,           Evergreen Asset Management Corp.
                                conservation of capital, and capital appreciation
-------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth            Long-term capital growth                           Massachusetts Financial Services Company
 Companies
-------------------------------------------------------------------------------------------------------------------------------
 MFS Growth with Income         Reasonable current income and long-term            Massachusetts Financial Services Company
                                growth of capital and income
-------------------------------------------------------------------------------------------------------------------------------
 MFS Research                   Long-term growth of capital and future income      Massachusetts Financial Services Company
-------------------------------------------------------------------------------------------------------------------------------
 Mercury Basic Value Equity     Capital appreciation and, secondarily, income      Mercury Asset Management US
-------------------------------------------------------------------------------------------------------------------------------
 Mercury World Strategy         High total investment return                       Mercury Asset Management US
-------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
 Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Balanced             Balanced investment                                Putnam Investment Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income      Capital growth, current income is a secondary      Putnam Investment Management, Inc.
 Value                          objective
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income    Substantial dividend income and also capital       T. Rowe Price Associates, Inc.
                                appreciation
-------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International    Long-term growth of capital                        Rowe Price-Fleming International, Inc.
 Stock
-------------------------------------------------------------------------------------------------------------------------------
 Warburg Pincus Small Company   Long-term capital appreciation                     Warburg Pincus Asset Management, Inc.
 Value
-------------------------------------------------------------------------------------------------------------------------------

Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

-------
31
--------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION


The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. The rate may be different depending upon certain factors including the type and series of your contract and when the allocation is made.


Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)  the minimum interest rate guaranteed over the life of the contract,

(2)  the yearly guaranteed interest rate for the calendar year, and

(3)  the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

The minimum yearly guaranteed interest rate is 4% for 2000. The yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. A 4% minimum may apply under some contracts. Current interest rates will never be less than the yearly guaranteed interest rate.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years in states where they are approved. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. Your contributions will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are only available in states where approved. Your financial professional can provide your state's approval status. For contracts issued in New York see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.


--------------------------------------------------------------------------------
 Fixed maturity options range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2001 through 2010. Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we

--------
  32
--------------------------------------------------------------------------------

 expect to add maturity years so that generally 10 fixed maturity options are available at any time.

 We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or


o    the rate to maturity is 3% or less; or


o the fixed maturity option's maturity date is within the current calendar year; or

o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


Currently, if we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the Alliance Money Market option, or another investment option if we are required to do so by any state regulation or if we change our procedures in the future. Such a case is the State of New York where we will transfer your maturity value to the fixed maturity option scheduled to mature next unless we are not offering other fixed maturity options, in which case we will transfer your maturity value to the Alliance Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III to this prospectus provides an example of how the market value adjustment is calculated.


SELECTING YOUR INVESTMENT METHOD


You must choose one of the following methods for selecting your investment options:

o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers

--------
  33
--------------------------------------------------------------------------------

whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

o MAXIMUM TRANSFER FLEXIBILITY. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.


--------------------------------------------------------------------------------
                     INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                        A
--------------------------------------------------------------------------------
 o Guaranteed Interest Option
--------------------------------------------------------------------------------
 DOMESTIC STOCKS                   INTERNATIONAL STOCKS
--------------------------------------------------------------------------------
 o EQ/Aggressive Stock             o Alliance Global
 o Alliance Common Stock           o Alliance International
 o Alliance Equity Index           o Morgan Stanley Emerging
 o Alliance Growth and Income        Markets Equity
 o EQ/Alliance Premier Growth      o T. Rowe Price International
 o Alliance Small Cap Growth         Stock
 o EQ/Alliance Technology
 o Capital Guardian Research
 o Capital Guardian U.S. Equity
 o EQ/Evergreen
 o MFS Emerging Growth
   Companies
 o MFS Growth with Income
 o MFS Research
 o Mercury Basic Value Equity
 o EQ/Putnam Growth & Income
   Value
 o T. Rowe Price Equity Income
 o Warburg Pincus Small
   Company Value
 --------------------------------------------------------------------------------
 BALANCED/HYBRID
--------------------------------------------------------------------------------
 o Alliance Growth Investors
 o EQ/Balanced
 o EQ/Evergreen Foundation
 o Mercury World Strategy
 o EQ/Putnam Balanced
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     INVESTMENT OPTIONS
--------------------------------------------------------------------------------
                                        B
--------------------------------------------------------------------------------
FIXED INCOME                       BALANCED/HYBRID
--------------------------------------------------------------------------------
o Alliance High Yield              o Alliance Conservative
o Alliance Intermediate              Investors
  Government Securities
o Alliance Money Market
o Alliance Quality Bond
--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
The fixed maturity options are only available in states where approved.
Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
--------------------------------------------------------------------------------

----------
   34
--------------------------------------------------------------------------------

o PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 6 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.

For example, if your initial contribution is $10,000, and on March 1, 2000 you chose the fixed maturity option with a maturity date of June 15, 2009, since the rate to maturity was 6.45% on March 1, 2000, we would have allocated $5,596 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an Equitable Life traditional IRA or QP IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds are sufficient to meet your required minimum distributions. See "Tax information." This feature is only available if the fixed maturity option is available in your state.


ALLOCATING YOUR CONTRIBUTIONS

Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become part of your account value. We discuss account value in "Determining your contract's value." After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options."


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.

--------
  35
--------------------------------------------------------------------------------


In addition to the cancellation right described above, if you fully or partially convert an existing Traditional IRA contract to a Standard Roth IRA or Roth Advantage contract, you may cancel your Standard Roth IRA or Roth Advantage contract and return to a Traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST Roth IRA Re-Characterization Form."

2  Determining your contract's value

--------
   36
--------------------------------------------------------------------------------


YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrendering your contract to receive its cash value" in "Accessing your money."


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
 Units measure your value in each variable investment option.
--------------------------------------------------------------------------------


The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

 (i)        increased to reflect additional contributions;

 (ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); or

 (iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, the annual administrative charge, or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

3  Transferring your money among investment options

-------
  37
--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o You may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.

o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
     (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

See Appendix I for transfer restrictions under original contracts.

Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


You may request a transfer in writing or by telephone using TOPS or online using EQAccess. (We anticipate that transfers using EQAccess will be available by the end of 2000). You must send in all signed written requests directly to our processing office. Transfer requests should specify:


 (1) the contract number,

 (2) the dollar amounts to be transferred, and


 (3) the investment options to and from which you are transferring.


We will confirm all transfers in writing.


MARKET TIMING

You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in market timing, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.


AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.

---------
   38
--------------------------------------------------------------------------------

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.


See Appendix II for transfer restrictions under original contracts.


In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above.

The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

WHEN YOUR PARTICIPATION IN AN AUTOMATIC TRANSFER OPTION WILL END. Your participation in an automatic transfer option will end:

o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.



--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial advisor before electing the program.
--------------------------------------------------------------------------------


You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or in the fixed maturity options.

You may change your allocation instructions or cancel the program at any time.

4  Accessing your money

--------
  39
--------------------------------------------------------------------------------
WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information."

--------------------------------------------------------------------------------
                                   METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                           MINIMUM
 CONTRACT                 LUMP SUM       SYSTEMATIC     DISTRIBUTION
--------------------------------------------------------------------------------
 NQ                         Yes             Yes              No
--------------------------------------------------------------------------------
 Traditional IRA            Yes             Yes             Yes
--------------------------------------------------------------------------------
 QP IRA                     Yes             Yes             Yes
--------------------------------------------------------------------------------
 Standard Roth IRA          Yes             Yes              No
--------------------------------------------------------------------------------
 Roth Advantage             Yes             Yes              No
--------------------------------------------------------------------------------

LUMP SUM WITHDRAWALS (ALL CONTRACTS)


You may take lump sum withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.

Lump sum withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge. (See "10% free withdrawal charge amount" in "Charges and expenses.")


SYSTEMATIC WITHDRAWALS (ALL CONTRACTS)

If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option you may elect systematic withdrawals. You may elect to have your systematic withdrawals made on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $300. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option you do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3)  you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

MINIMUM DISTRIBUTION WITHDRAWALS (Traditional IRA and QP IRA contracts - See "Tax information")


We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70 1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your

----------
   40
--------------------------------------------------------------------------------

minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually.

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up required amounts from the fixed maturity options to the extent you have value in those options. A market value adjustment may apply. We will calculate your payment each year based on your account value at the end of each calendar year, based on the method you choose.


--------------------------------------------------------------------------------
 We will send to Traditional IRA and QP IRA owners a form outlining the minimum distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s). A market value adjustment may apply if withdrawals are taken from the fixed maturity options.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a Traditional IRA or QP IRA contract you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your Traditional IRA or QP IRA contract directly into an EQUI-VEST NQ or Roth IRA or an EQUI-VEST Express NQ or Roth IRA contract according to your allocation instructions.


DEPOSIT OPTION FOR NQ CONTRACTS ONLY

You can elect the deposit option for your benefit while you live, or for the benefit of your beneficiary.

Proceeds from your NQ contract can be deposited with us for a period you select (including one for as long as the annuitant lives). We will hold the amounts in our general account. We will credit interest on the amounts at a guaranteed rate for the specified period. We will pay out the interest on the amount deposited at least once each year.

If you elect this option for your benefit, you deposit the amount with us that you would otherwise apply to an annuity payout option. If you elect this option for your beneficiary before the annuitant's death, death benefit proceeds can be left on deposit with us subject to certain restrictions, instead of being paid out to the beneficiary.

Other restrictions apply to the deposit option. Your financial professional can provide more information about this option, or you may call our processing office.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information."

---------
  41
--------------------------------------------------------------------------------


TERMINATION


We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

(2) you request a lump sum withdrawal that reduces your account value to an amount less than $500; or

(3) you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments [which can be level or increasing,] and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


ANNUITY PAYOUT OPTIONS


You can choose from among the following annuity payout options:



--------------------------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period certain
                                    Life annuity with refund certain
                                    Period certain annuity
--------------------------------------------------------------------------------
Variable annuity payout options     Life annuity (not available in New York)
                                    Life annuity with period certain
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period

--------
   42
--------------------------------------------------------------------------------


     certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, to the survivor for life. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE ANNUITY PAYOUT OPTIONS


Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity unit values" in the SAI.

We also make the variable annuity payout options available to owners of our single premium deferred annuity ("SPDA") contract and certain other combination fixed and variable annuity contracts. Such contractholders who are considering purchasing a variable payout option should also review the information in this prospectus relating to the variable investment options. EQ Advisors Trust prospectus (directly following this prospectus), and the sections of the SAI which discuss the variable annuity payout option should also be reviewed.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable.


You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some states.

---------
  43
--------------------------------------------------------------------------------

Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.


The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3 1/2%. We provide information about the assumed base rate in the SAI;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5  Charges and expenses

--------
  44
--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


o    A mortality and expense risks charge


o    A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:


o On the last day of the contract year an annual administrative charge, if applicable


o    Charge for third-party transfer or exchange (series 300, 400, and 500 only)


o At the time you make certain withdrawals or surrender your contract, or your contract is terminated - a withdrawal charge


 o At the time annuity payments are to begin - charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply


More information about these charges appears below. The charges differ depending on which contract series you purchase.


We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS


MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks. The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. For series 300, 400 and 500, we may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract.

The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

For each series the daily charge is a percentage of net assets that is equivalent to an annual rate of:

o 1.10% current and 1.75% maximum in each variable investment option under series 300 and 400 contracts.

o 1.20% current and 1.75% maximum in each variable investment option for series 500 contracts.

o 0.65% under series 100 contracts and 1.15% under series 200 contracts in the Alliance Money Market, EQ/Balanced and Alliance Common Stock options.

o 0.50% under series 100 contracts and 1.09% under series 200 contracts for all other variable investment options.

CHARGE FOR OTHER EXPENSES


We deduct this daily charge from the net assets in each variable investment option. This charge, together with the

--------
  45
--------------------------------------------------------------------------------


annual administrative charge described below, is for providing administrative and financial accounting services under the contracts.

The daily charge is equivalent to a maximum annual rate of:

(i) under series 100 contracts, 0.84% of the net assets in each variable investment option. 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts;

(ii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net asset value in each variable investment option;

(iii) under series 300, 400 and 500 contracts, 0.25% of the net assets in each variable investment option. For all variable investment options other than the Alliance Money Market, Alliance Common Stock and EQ/Balanced options, we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

MAXIMUM TOTAL CHARGES

Under series 500 contracts, the total annual rate for the above charges is 1.45%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.

Under series 100 and 200 contracts for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment options and EQ Advisors Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.


ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.

Under series 300, 400 and 500, during the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later. We waive the charge if your account value is at least $25,000 for an NQ contract or $20,000 for an IRA contract. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Under series 100 and 200 the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year. We waive this charge if your account value is at least $10,000.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


Under series 300, 400 and 500, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and (except for series 300 contracts issued in Florida) a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

--------
  46
--------------------------------------------------------------------------------


WITHDRAWAL CHARGE


A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options with the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply.

o    FOR SERIES 100 AND 200 NQ CONTRACTS AND ALL SERIES 300, 400 AND 500
     CONTRACTS

The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of surrenders, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.

Under series 100 and 200 NQ contracts, if the annuitant is age 59 or older when the contract is issued, this percentage will be 95% in the fifth contract year and 96% in the sixth contract year. There is a reduction in the withdrawal charge for older annuitants in the fifth and sixth contract year.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, the federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information."


For series 300 and 400 contracts, we reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the contributions withdrawn.

For series 500 contracts, we reserve the right to change the amount of the withdrawal charge, but it will not exceed 8% of the contributions withdrawn.


Any change would not be unfairly discriminatory. We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York - fixed maturity options" below.

o    FOR SERIES 100 AND 200 TRADITIONAL IRA, QP IRA AND STANDARD ROTH IRA

The withdrawal charge equals a percentage of the amount withdrawn. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:



--------------------------------------------------------------------------------
         CONTRACT
         YEAR(S)                     CHARGE
--------------------------------------------------------------------------------
       1 through 5                6%*
       6 through 8                 5
            9                      4
            10                     3
            11                     2
            12                     1
       13 and later                0
--------------------------------------------------------------------------------




* This percentage may be reduced at older ages for certain contract series. Your Equitable associate can provide further details about the contract series you own.


The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

                      ---------------------------------

We reserve the right to reduce or waive the withdrawal charge including transfers to a Traditional IRA, QP IRA, and, Standard Roth IRA from another EQUI-VEST contract. Any

--------
  47
--------------------------------------------------------------------------------

such charge will not be unfairly discriminatory. The withdrawal charge may be reduced in order to comply with any state law requirement.

The withdrawal charge does not apply in the circumstances described below.

WHEN WITHDRAWAL CHARGES DO NOT APPLY

The withdrawal charge does not apply in the circumstances described below.

o 10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

o    FOR SERIES 300, 400 AND 500 CONTRACTS

(i) Death or purchase of annuity. The withdrawal charge does not apply if:

o    the annuitant dies and a death benefit is payable to the beneficiary.

o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity or a non-life annuity with a period certain for a term of at least ten years.

(ii) Disability, terminal illness, or confinement to nursing home. The withdrawal charge also does not apply if:

o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
     Guam) and meets all of the following:

     - its main function is to provide skilled, intermediate, or custodial nursing care;

     - it provides continuous room and board to three or more persons;

     - it is supervised by a registered nurse or licensed practical nurse;

     - it keeps daily medical records of each patient;

     - it controls and records all medications dispensed; and

     - its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the disability is caused by a preexisting condition or a condition that began within 12 months of the contract date. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

(iii) For Traditional IRA, QP IRA, and Standard Roth IRA contracts the withdrawal charge also does not apply:

o    after six contract years if the annuitant is at least age 59 1/2; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.

(iv)Under series 500 (Roth Advantage) contracts the withdrawal charge also does not apply:

o    after five contract years if the annuitant is at least age 59 1/2; or

---------
   48
--------------------------------------------------------------------------------

o if you withdraw an amount which is less than or equal to 25% of the account value at the time the withdrawal is requested, minus any amount previously withdrawn during that contract year, and you use the withdrawal to pay specified higher education expenses as defined in the federal income tax rules. We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or


o after five contract years if the withdrawal is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit). We must receive evidence satisfactory to us that such withdrawal is in fact for such purpose; or

o if you request a refund of a contribution in excess of amounts allowed to be contributed under federal income tax rules within one month of the date on which you made the contribution.

o    FOR SERIES 100 AND 200 CONTRACTS

(i) For NQ contracts the withdrawal charge does not apply if:


o    the annuitant dies and a death benefit is payable to the beneficiary; or


o we receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

(ii) For a Traditional IRA, QP IRA, Standard Roth IRA

o For existing contract owners, if you have QP IRA contract number 11933I, the 10% free withdrawal amount described above became available after the third contract year. If you have QP IRA contract number 92QPI, the free withdrawal amount was available in the first contract year.


o    after five contract years and the annuitant is at least age 59 1/2; or

o if you request a refund of an excess contribution within one month of the date on which the contribution is made; or

o the annuitant dies and the death benefit is made available to the beneficiary; or

o after five contract years and the annuitant is at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2 and allows no prepayment; or

o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years and allows no prepayment; or

o if the amount withdrawn is applied to the election of a life contingent annuity payout option.


FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK - FIXED MATURITY OPTIONS.

For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will never be higher than the charge that would normally apply under the contract. The charge will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale ("alternative scale") if it produces a higher charge than the declining scale.




------------------------------------------------------------
    DECLINING SCALE              ALTERNATIVE SCALE
------------------------------------------------------------
  Year of in vestment in        Year of transfer within
  fixed maturity option*        fixed maturity option*
------------------------------------------------------------
  Within year 1     6%          Within year 1        5%
------------------------------------------------------------
        2           6%                2              4%
        3           5%                3              3%
        4           4%                4              2%
        5           3%                5              1%
        6           2%          After year 5         0%
------------------------------------------------------------
   After year 6     0%     Not to exceed 1%
                           times the number of
                           years remaining in the
                           fixed maturity option,
                           rounded to the higher
                           number of years. In
                           other words, if 4.3
                           years remain, it would
                           be a 5% charge.
------------------------------------------------------------



 * Measured from the contract date anniversary prior to the date of the contribution or transfer.

--------
  49
--------------------------------------------------------------------------------

You should consider the following when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options:

o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

o There is a potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply,


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

VARIABLE ANNUITY ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to be applied to a variable annuity payout option.

CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:


o    Investment advisory fees ranging from 0.25% to 1.15%.


o    12b-1 fees of 0.25% for Class IB shares.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Traditional IRA, Roth IRA and Roth Advantage contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We

---------
   50
--------------------------------------------------------------------------------

may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

6  Payment of death benefit

-------
  51
--------------------------------------------------------------------------------
YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we received your request.

The minimum death benefit is equal to your total contributions, less withdrawals and any taxes that may apply. We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death and any required instructions for the method of payment.

On the date we determine the death benefit, your account value will be deducted from the investment options. We will hold this amount in our general account and credit it with interest at a rate not less than the rate required by law. If you have transferred the value of another annuity contract that we issue to your EQUI-VEST contract, the value of the other contract's minimum death benefit calculated as of the time of the transfer will be included in the total contributions for the purpose of calculating the minimum death benefit.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are the owner and the annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:

SUCCESSOR OWNER AND ANNUITANT. SERIES 300. You can elect to have your spouse continue the contract as the owner/annuitant. In such a case, no death benefit is payable until your surviving spouse's death. Neither you nor your spouse can change this election once it is made.

TRADITIONAL IRA, QP IRA, NQ AND ROTH IRA CONTRACTS FOR SERIES 100, 200 AND 400. If you are the owner and annuitant and your spouse is the sole primary beneficiary, your spouse may elect upon your death, to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death. This election may not be approved in your state. If your surviving spouse decides to continue the contract, then on the contract date anniversary following your death, we will increase the account value to equal your current guaranteed minimum death benefit, if it is higher than the account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to this amount. Withdrawal charges will apply if you make additional contributions. These additional contributions will be withdrawn only after all other amounts have been withdrawn. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions after the original owner's death the owner changes for purposes of receiving federal tax law required distributions from your contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor at any time by sending satisfactory notice to our processing office.

Unless the surviving spouse of the owner who has died is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner by December 31st of the fifth calendar year after your death.


o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy).

----------
   52
--------------------------------------------------------------------------------

     Payments must begin no later than December 31st following the calendar year of the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value on December 31st of the fifth calendar year following the year of your death.

If the surviving spouse is the successor owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.

BENEFICIARY CONTINUATION OPTION UNDER SERIES 100, 200 AND 400 TRADITIONAL IRA, IRA AND QP IRA AND SERIES 100 AND 400 ROTH IRA CONTRACTS

Upon your death under a Traditional IRA, Roth IRA or QP IRA contract, your beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual (certain trusts with only individual beneficiaries will be treated as individuals). This election must be made within 60 days following the date we receive proof of your death. We will increase the account value to equal the death benefit if the death benefit is greater than the account value. The beneficiary continuation option may not be available in your state. Check with your financial professional or our processing office regarding availability in your state.

Under the beneficiary continuation option:

o    The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options, but no additional contributions will be permitted.

o Any death benefit (including the minimum death benefit) provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person the beneficiary chooses.

For Traditional IRA contracts only, if you die AFTER the "Required Beginning Date" for required minimum distributions (see "Tax information"), the contract will continue if:

(a)  You were receiving minimum distribution withdrawals from this contract; and

(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.

The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your

--------
  53
--------------------------------------------------------------------------------


death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information.

For all of the above contracts, If you die BEFORE the Required Beginning Date (and, for a Traditional IRA, therefore you were not taking minimum distribution withdrawals under the contract) the beneficiary may choose one of the following two beneficiary continuation options:

 1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner annuitant status may also choose to delay beginning these minimum distributions until the December 31st of the calendar year in which you would have turned age
     70 1/2.

 2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

7  Tax information

---------
  54
--------------------------------------------------------------------------------
OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Traditional IRA, QP IRA, Standard Roth IRA, or Roth Advantage. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

If you are buying a contract to fund a retirement plan that already provides tax deferral under the Internal Revenue Code you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide necessary or additional benefits.

TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

 You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount

--------
  55
--------------------------------------------------------------------------------


of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.


Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis of the source contract carries over to the EQUI-VEST NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one non-qualified deferred annuity contract to a different insurer to purchase a new non-qualified deferred annuity contract on a tax-free basis. Special forms, agreements between carriers, and provision of cost basis information may be required to process this type of an exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.

OTHER INFORMATION

The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified deferred annuity contract. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal

--------
  56
--------------------------------------------------------------------------------

income tax purposes. Under current rules, however, we believe that Equitable Life, and not the owner of a nonqualified deferred annuity contract, would be considered the owner of the portfolio shares.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets can include mutual funds and certificates of deposit. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o "Traditional IRAs," typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans. (EQUI-VEST Traditional IRA and QP IRA are traditional
     IRAs); and

o    Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS web site (www.irs.gov).

Equitable Life designs its traditional IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.

The EQUI-VEST IRA contract has been approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST IRA contract. Although we do not have IRS approval as to form, we believe that the version of Roth IRA currently offered complies with the requirements of the Internal Revenue Code.

CANCELLATION

You can cancel any version of the EQUI-VEST IRA contract (Traditional IRA, QP IRA, Standard Roth IRA or Roth

---------
  57
--------------------------------------------------------------------------------


Advantage) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in the prospectus. You can cancel an EQUI-VEST Standard Roth IRA or a Roth Advantage contract issued as a result of a full or partial conversion of an EQUI-VEST Traditional IRA contract by following the instructions in the "EQUI-VEST Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a Traditional IRA, Standard Roth IRA or a Roth Advantage contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


THE EQUI-VEST TRADITIONAL IRA IS INTENDED TO RECEIVE REGULAR CONTRIBUTIONS. REGULAR CONTRIBUTIONS ARE NOT PERMITTED FOR QP IRAS.


LIMITS ON CONTRIBUTIONS TO TRADITIONAL IRAS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular contributions for the tax year in which you reach age 70 1/2 or any tax year after that.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional IRAs and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70 1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make partially deductible contributions to your traditional IRAs.

----------
   58
--------------------------------------------------------------------------------

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contribution to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $32,000 and $42,000 in 2000. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $52,000 and $62,000 in 2000. This range will increase every year until 2007 when the range is $80,000-$100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution in 2000, you determine AGI and subtract $32,000 if you are single, or $52,000 if you are married and file a joint return with your spouse. The resulting amount is your Excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


($10,000-excess AGI)      times     $2,000 (or earned    Equals    the adjusted
-----------------------     x       income, if less)       =        deductible
  divided by $10,000                                               contribution
                                                                       limit


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the Traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your Traditional IRA (or the nonworking spouse's Traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of Traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any Traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all Traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15th return filing deadline (without extensions) of the following calendar year to make your regular contributions for a tax year.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o    regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o    regular contributions to a traditional IRA made after you reach age 70 1/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date

--------
  59
--------------------------------------------------------------------------------

(including extensions) for filing your federal income tax return for the year. If it is an excess regular contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o    qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o    Do it yourself

     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover

     You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o    only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70 1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o    a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

---------
  60
--------------------------------------------------------------------------------

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all Traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

     o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

     o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.


However, you may lose conduit treatment, if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date.

The EQUI-VEST QP IRA contract can be used as a conduit IRA if amounts are not commingled. Distributions from a traditional IRA are not eligible for ten-year averaging and

--------
  61
--------------------------------------------------------------------------------


long-term capital gain treatment available to certain distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your Traditional IRAs beginning at age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year - the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions - "account-based" or "annuity-based."

Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting any form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

Annuity-based method. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under

----------
   62
--------------------------------------------------------------------------------

federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.


WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.


WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70 1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70 1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70 1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59 1/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

---------
  63
--------------------------------------------------------------------------------

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

ILLUSTRATION OF GUARANTEED INTEREST RATES

In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored, unless the contract is a Roth IRA.

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.

---------
  64
--------------------------------------------------------------------------------

                                     TABLE I
                         ACCOUNT VALUES AND CASH VALUES
                  (assuming $1,000 contributions made annually
                     at the beginning of the contract year)

-------------------------------------------------    --------------------------------------------------
              3% MINIMUM GUARANTEE                                  3% MINIMUM GUARANTEE
-------------------------------------------------    --------------------------------------------------
    CONTRACT        ACCOUNT         CASH               CONTRACT         ACCOUNT             CASH
   YEAR END          VALUE          VALUE             YEAR END           VALUE              VALUE
-------------------------------------------------    --------------------------------------------------
     1           $   1,009.40      $     954.89          26          $  38,956.96         $  38,596.96
     2           $   2,039.68      $   1,929.54          27          $  41,155.67         $  40,795.67
     3           $   3,100.87      $   2,933.43          28          $  43,420.34         $  43,060.34
     4           $   4,193.90      $   3,967.43          29          $  45,752.95         $  45,392.95
     5           $   5,319.72      $   5,032.45          30          $  48,155.53         $  47,795.53
     6           $   6,479.31      $   6,129.42          31          $  50,630.20         $  50,270.20
     7           $   7,673.69      $   7,313.69          32          $  53,179.11         $  52,819.11
     8           $   8,903.90      $   8,543.90          33          $  55,804.48         $  55,444.48
     9           $  10,171.01      $   9,811.01          34          $  58,508.61         $  58,148.61
    10           $  11,476.14      $  11,116.14          35          $  61,293.87         $  60,933.87
    11           $  12,820.43      $  12,460.43          36          $  64,162.69         $  63,802.69
    12           $  14,205.04      $  13,845.04          37          $  67,117.57         $  66,757.57
    13           $  15,631.19      $  15,271.19          38          $  70,161.10         $  69,801.10
    14           $  17,100.13      $  16,740.13          39          $  73,295.93         $  72,935.93
    15           $  18,613.13      $  18,253.13          40          $  76,524.81         $  76,164.81
    16           $  20,201.53      $  19,841.53          41          $  79,850.55         $  79,490.55
    17           $  21,837.57      $  21,477.57          42          $  83,276.07         $  82,916.07
    18           $  23,522.70      $  23,162.70          43          $  86,804.35         $  86,444.35
    19           $  25,258.38      $  24,898.38          44          $  90,438.48         $  90,078.48
    20           $  27,046.13      $  26,686.13          45          $  94,181.64         $  93,821.64
    21           $  28,887.52      $  28,527.52          46          $  98,037.08         $  97,677.08
    22           $  30,784.14      $  30,424.14          47          $ 102,008.20         $ 101,648.20
    23           $  32,737.67      $  32,377.67          48          $ 106,098.44         $ 105,738.44
    24           $  34,749.80      $  34,389.80          49          $ 110,311.40         $ 109,951.40
    25           $  36,822.29      $  36,462.29          50          $ 114,650.74         $ 114,290.74

----------
  65

--------------------------------------------------------------------------------

                                    TABLE II
                         ACCOUNT VALUES AND CASH VALUES
                  (assuming a single contribution of $1,000 and
                            no further contribution)


--------------------------------------------------   --------------------------------------------------
                3% MINIMUM GUARANTEE                                 3% MINIMUM GUARANTEE
--------------------------------------------------   --------------------------------------------------
  CONTRACT           ACCOUNT              CASH         CONTRACT           ACCOUNT            CASH
  YEAR END            VALUE               VALUE        YEAR END            VALUE              VALUE
--------------------------------------------------   --------------------------------------------------
      1             $ 1,009.40         $   954.89         26            $ 1,038.40         $ 1,038.40
      2             $ 1,018.89         $   963.87         27            $ 1,039.55         $ 1,039.55
      3             $ 1,019.46         $   964.40         28            $ 1,040.73         $ 1,040.73
      4             $ 1,020.04         $   964.96         29            $ 1,041.96         $ 1,041.96
      5             $ 1,020.64         $   965.53         30            $ 1,043.22         $ 1,043.22
      6             $ 1,021.26         $   966.11         31            $ 1,044.51         $ 1,044.51
      7             $ 1,021.90         $ 1,021.90         32            $ 1,045.85         $ 1,045.85
      8             $ 1,022.55         $ 1,022.55         33            $ 1,047.22         $ 1,047.22
      9             $ 1,023.23         $ 1,023.23         34            $ 1,048.64         $ 1,048.64
     10             $ 1,023.93         $ 1,023.93         35            $ 1,050.10         $ 1,050.10
     11             $ 1,024.65         $ 1,024.65         36            $ 1,051.60         $ 1,051.60
     12             $ 1,025.38         $ 1,025.38         37            $ 1,053.15         $ 1,053.15
     13             $ 1,026.15         $ 1,026.15         38            $ 1,054.74         $ 1,054.74
     14             $ 1,026.93         $ 1,026.93         39            $ 1,056.39         $ 1,056.39
     15             $ 1,027.74         $ 1,027.74         40            $ 1,058.08         $ 1,058.08
     16             $ 1,028.57         $ 1,028.57         41            $ 1,059.82         $ 1,059.82
     17             $ 1,029.43         $ 1,029.43         42            $ 1,061.61         $ 1,061.61
     18             $ 1,030.31         $ 1,030.31         43            $ 1,063.46         $ 1,063.46
     19             $ 1,031.22         $ 1,031.22         44            $ 1,065.37         $ 1,065.37
     20             $ 1,032.16         $ 1,032.16         45            $ 1,067.33         $ 1,067.33
     21             $ 1,033.12         $ 1,033.12         46            $ 1,069.35         $ 1,069.35
     22             $ 1,034.11         $ 1,034.11         47            $ 1,071.43         $ 1,071.43
     23             $ 1,035.14         $ 1,035.14         48            $ 1,073.57         $ 1,073.57
     24             $ 1,036.19         $ 1,036.19         49            $ 1,075.78         $ 1,075.78
     25             $ 1,037.28         $ 1,037.28         50            $ 1,078.05         $ 1,078.05


----------
   66
--------------------------------------------------------------------------------
ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Standard Roth IRAs. If the rules are the same as those that apply to the Traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST Standard Roth IRA and Roth Advantage contracts are designed to qualify as Roth individual retirement annuities under Sections 408A and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from Traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS

LIMITS ON REGULAR CONTRIBUTIONS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular IRA and after-tax contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs.

With a Roth IRA, you can make regular contributions when you reach 70 1/2, as long as you have sufficient earnings. But, you cannot make contributions for any year that:

o your federal income tax filing status is "married filing jointly" and your adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as Traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS?

You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE-IRA, in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue

---------
  67
--------------------------------------------------------------------------------

Code, or a TSA under Section 403(b) of the Internal Revenue Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

CONVERSION CONTRIBUTIONS TO ROTH IRAS

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular IRA contributions to any traditional IRA - whether or not it is the traditional IRA you are converting - a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the Traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income exceeds $100,000. For this purpose, your adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age
70 1/2.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract, and annuity payments from your contract. Death benefits are also distributions.

----------
   68
--------------------------------------------------------------------------------

The following distributions from Roth IRAs are free of income tax:

o    Rollover from a Roth IRA to another Roth IRA;

o    Direct transfer from a Roth IRA to another Roth IRA;

o    Qualified distributions from Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you reach age 59 1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet the qualifying event and five-year aging period tests described above. Such distributions are potentially taxable as ordinary income. Nonqualified distributions receive return-of-investment-first treatment. Only the difference between the amount of the distribution and the amount of contributions to all of your Roth IRAs is taxable. You have to reduce the amount of contributions to all of your Roth IRAs to reflect any previous tax-free recoveries.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Same as traditional IRA, except that regular contributions made after age 70 1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

----------
  69
--------------------------------------------------------------------------------
For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA unless you elect out of withholding. This may result in tax being withheld even though the Roth IRA distribution is not taxable in whole or in part.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,880 in periodic annuity payments in 2000 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of IRAs and Roth IRAs.

IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

8  More information

-----------
    70
--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares, respectively, issued by the corresponding portfolios of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc. the predecessors to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, the assets of these portfolios became the corresponding portfolios on EQ Advisors Trust.

EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses,

--------
  71
--------------------------------------------------------------------------------


their Rule 12b-1 Plan relating to its Class IB shares , and other aspects of the Trusts operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.


ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


The rates to maturity for new allocations as of March 1, 2000 and the related price per $100 of maturity value were as follows:

--------------------------------------------------------------------------------
    FIXED MATURITY
      OPTIONS
  WITH JUNE 15TH
   MATURITY DATE       RATE TO MATURITY AS         PRICE
        OF                     OF               PER $100 OF
   MATURITY YEAR          MARCH 1, 2000        MATURITY VALUE
--------------------------------------------------------------------------------
        2001                   5.20%             $  93.68
        2002                   5.65%                88.20
        2003                   6.10%                82.34
        2004                   6.15%                77.41
        2005                   6.25%                72.57
        2006                   6.35%                67.90
        2007                   6.40%                63.63
        2008                   6.40%                59.82
        2009                   6.45%                55.96
        2010                   6.50%                52.31
--------------------------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that

---------
  72
--------------------------------------------------------------------------------

fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM - FOR NQ, TRADITIONAL IRA, STANDARD ROTH IRA AND ROTH ADVANTAGE CONTRACTS


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional

--------
  73
--------------------------------------------------------------------------------

contribution into an NQ, Traditional IRA, Standard Roth IRA, and Roth Advantage contracts on a monthly basis.

AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option, but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our business day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may close earlier due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS


o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.


o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

----------
   74
--------------------------------------------------------------------------------

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o    the formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS


Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW


The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

----------
  75
--------------------------------------------------------------------------------

ABOUT OUR INDEPENDENT ACCOUNTANTS


The consolidated financial statements of Equitable Life at December 31, 1999 and 1998, and for the three years ended December 31, 1999, incorporated in this prospectus by reference to the 1999 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a Traditional IRA, QP IRA, or Roth IRA contract except by surrender to us. Loans are not available and you cannot assign Traditional IRA, QP IRA and Roth IRA contracts as security for a loan or other obligation.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your Traditional IRA, QP IRA and Roth IRA contract to another similar arrangement.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account
A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors fees of $325,380 for 1999, $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A.

The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

9  Investment performance

--------
  76
--------------------------------------------------------------------------------


We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.


Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all current fees and charges under the contract including the withdrawal charge but do not reflect the charges designed to approximate certain taxes that may be imposed on us such as premium taxes in your state, or the annuity administrative fee, if applicable.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the annual administrative charge and any withdrawal charge, or charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, or the applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply which is 1.45% for mortality and expense risks and other expenses.

Finally, the results shown for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


From time to time, we may advertise different measurements of the investment performance options and/or the portfolios, including the measurements reflected in the tables below.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH PERFORMANCE ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed

----------
  77
--------------------------------------------------------------------------------


portfolio. Also, they do not reflect other charges such as the mortality and expense risks and other expense charges, annual administrative charge, or any withdrawal under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:

-------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard
   & Poor's Mid-Cap Total Return Index.
 ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
 ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond
   Composite Index and 30% Standard & Poor's 500 Index.
 ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.
 ALLIANCE GLOBAL: Morgan Stanley Capital International World Index. ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index
   and 25% Value Line Convertibles Index.
 ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate
   Bond Index and 70% Standard & Poor's 500 Index.
 ALLIANCE HIGH YIELD: Benchmark #1 - Merrill Lynch High Yield
   Master Index. Benchmark #2 - Credit Suisse First Boston Global
   High Yield Index.
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman
   Intermediate Government Bond Index.
 ALLIANCE INTERNATIONAL: Morgan Stanley Capital International
   Europe, Australia, Far East Index.
 ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill
   Index.
 EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
 ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.
 ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
 EQ/ALLIANCE TECHNOLOGY: NASDAQ Composite.
 EQ/BALANCED: 50% Standard & Poor's 500 and 50% Lehman
   Government/Corporate Bond Index.
 CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
 CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
 EQ/EVERGREEN: Benchmark #1 - Russell 2000 Index. Benchmark
   #2 - Standard & Poor's 500 Index.
 EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500
   Index/40% Lehman Brothers Aggregate Bond Index.
 MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
 MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
 MFS RESEARCH: Standard & Poor's 500 Index.
 MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.
 MERCURY WORLD STRATEGY: 36% Standard & Poor's 500 Index/24%
   Morgan Stanley Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14%
   Salomon Brothers World Government Bond (excluding U.S.)/and
   5% Three-Month U.S. Treasury Bill.
 MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley
   Capital International Emerging Markets Free Price Return Index. EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40%
   Lehman Government/Corporate Bond Index.
 EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500
   Index.
 T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.
 T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital
   International Europe, Australia, Far East Index.
 WARBURG PINCUS SMALL COMPANY VALUE: Benchmark #1 -
   Russell 2000 Index and Benchmark #2 - Russell 2000 Value Index.
-------------------------------------------------------------------------




LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products.

--------
  78
--------------------------------------------------------------------------------


                                     TABLE 1
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999


---------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                               ----------------------------------------------------------------------------
                                                                                                    SINCE        SINCE
                                                    1             3           5          10        OPTION      PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       YEAR         YEARS       YEARS       YEARS     INCEPTION*   INCEPTION**
----------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 8.77%        3.97%       11.68%      13.32%      14.81%       14.81%
----------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                              14.47%       22.12%       23.70%      14.88%      15.31%       10.69%
----------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                     0.63%        6.69%        7.58%       6.09%       4.79%        6.16%
----------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                              10.11%       21.15%       23.54%          -       20.78%       19.46%
----------------------------------------------------------------------------------------------------------------------------
Alliance Global                                    26.71%       17.59%       16.04%      12.04%      13.43%       10.68%
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                          8.54%       16.14%       17.55%          -       13.71%       12.82%
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                          15.78%       14.83%       15.43%      13.50%      11.43%       13.57%
----------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                               (11.70)%      (2.88)%       5.08%       6.55%       2.93%        5.68%
----------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities        (8.51)%      (0.73)%       1.26%          -        0.36%        2.25%
----------------------------------------------------------------------------------------------------------------------------
Alliance International                             26.03%        8.09%           -           -        7.63%        8.02%
----------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                              (4.09)%      (0.49)%       0.17%       0.98%       3.01%        3.01%
----------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                             (10.46)%      (0.59)%       2.47%          -        0.30%        0.73%
----------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          17.00%           -            -           -        7.76%       11.62%
----------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                         7.77%       11.05%       11.70%       7.94%       9.39%        9.39%
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                      60.35%           -            -           -       39.18%       42.20%
----------------------------------------------------------------------------------------------------------------------------
MFS Research                                       12.61%           -            -           -       15.36%       17.66%
----------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value                                 8.79%           -            -           -        8.44%       11.14%
----------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                             10.99%           -            -           -        4.24%        6.13%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             82.12%           -            -           -       (0.63)%      (0.63)%
----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                 (8.60)%          -            -           -        2.30%        3.66%
----------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    (9.88)%          -            -           -        2.16%        4.08%
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        (5.39)%          -            -           -        5.06%        6.82%
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                  20.62%           -            -           -        8.47%        9.58%
----------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                 (6.99)%          -            -           -       (5.10)%      (2.61)%
----------------------------------------------------------------------------------------------------------------------------

* The variable investment option inception dates are: EQ/Aggressive Stock (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth & Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94), Alliance Small Cap Growth (6/2/97), EQ/Balanced (5/1/84), MFS Emerging Growth Companies (6/2/97), MFS Research (6/2/97), Mercury Basic Value Equity (6/2/97), Mercury World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97). The inception dates for the variable investment options that became available after 12/31/98 are therefore not shown in this table are: EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (8/30/99) and EQ/Alliance Technology (5/1/00).

** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance

-----
 79
--------------------------------------------------------------------------------


      Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Mercury Basic Value Equity (5/1/97), Mercury World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), Warburg Pincus Small Company Value (5/1/97). EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income (inception dates of 12/31/98) are not included because the variable investment options that correspond to the portfolios became available after 12/31/98. The inception dates for the portfolios that became available on or after 12/31/98 and are therefore not shown in the tables are: EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (4/30/99), EQ/Alliance Technology (5/1/00).

-------
  80
--------------------------------------------------------------------------------

                                    TABLE 2

       GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999


---------------------------------------------------------------------------------------------------------------------------
                                                                     LENGTH OF INVESTMENT PERIOD
                                              -----------------------------------------------------------------------------
                                                                                                              SINCE
                                                     1              3              5             10         PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       YEAR           YEARS          YEARS          YEARS       INCEPTION*
---------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 1,087.74     $ 1,123.96     $ 1,737.40     $ 3,491.17    $  8,712.54
---------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           $ 1,144.67     $ 1,821.06     $ 2,896.44     $ 4,004.07    $ 24,332.04
---------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 $ 1,006.33     $ 1,214.41     $ 1,441.12     $ 1,806.37    $  1,846.08
---------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           $ 1,101.11     $ 1,778.01     $ 2,877.87              -    $  2,824.22
---------------------------------------------------------------------------------------------------------------------------
Alliance Global                                 $ 1,267.06     $ 1,625.87     $ 2,103.61     $ 3,118.14    $  3,499.80
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                      $ 1,085.36     $ 1,566.72     $ 2,244.66              -    $  2,125.31
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       $ 1,157.81     $ 1,514.12     $ 2,049.08     $ 3,549.13    $  3,684.70
---------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             $   883.00     $   915.97     $ 1,280.91     $ 1,885.62    $  2,051.03
---------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities     $   914.92     $   978.29     $ 1,064.35              -    $  1,215.22
---------------------------------------------------------------------------------------------------------------------------
Alliance International                          $ 1,260.28     $ 1,262.88              -              -    $  1,442.08
---------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           $   959.14     $   985.36     $ 1,008.33     $ 1,102.93    $  1,687.14
---------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                           $   895.36     $   982.52     $ 1,129.56              -    $  1,046.50
---------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       $ 1,169.97              -              -              -    $  1,341.32
---------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                     $ 1,077.65     $ 1,369.45     $ 1,738.88     $ 2,146.09    $  4,081.82
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   $ 1,603.47              -              -              -    $  2,561.01
---------------------------------------------------------------------------------------------------------------------------
MFS Research                                    $ 1,126.08              -              -              -    $  1,543.93
---------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                      $ 1,087.90              -              -              -    $  1,326.12
---------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                          $ 1,109.90              -              -              -    $  1,172.27
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          $ 1,821.24              -              -              -    $    985.22
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              $   913.99              -              -              -    $  1,100.86
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 $   901.23              -              -              -    $  1,112.76
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     $   946.11              -              -              -    $  1,192.84
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $ 1,206.17              -              -              -    $  1,276.97
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              $   930.09              -              -              -    $    931.73
---------------------------------------------------------------------------------------------------------------------------


* Portfolio inception dates are shown in Table 1.

--------
  81
--------------------------------------------------------------------------------


                                     TABLE 3
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                         PORTFOLIO
                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS      20 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK                    17.12%        8.12%        14.58%        14.88%            -         15.99%
------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                51.65%       24.68%        19.97%        14.78%            -         15.86%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            18.09%       17.48%        19.92%        15.41%            -         14.58%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                  23.38%       26.06%        26.21%        16.89%        16.77%        12.30%
------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                        29.78%       26.87%        25.55%        16.90%        15.83%        15.16%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            21.03%       27.56%        28.56%        18.21%        17.88%        16.19%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS         8.55%       10.78%        10.83%         8.34%            -          8.41%
------------------------------------------------------------------------------------------------------------------------
   Lipper Income                         4.42%       11.65%        13.70%        10.10%            -         10.15%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                             4.19%       12.07%        13.60%        10.75%            -         10.68%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                  18.64%       25.07%        25.98%            -             -         21.85%
------------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index Funds           19.36%       25.86%        26.81%            -             -         23.89%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            21.03%       27.56%        28.56%            -             -         24.14%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                        36.52%       21.68%        18.96%        14.15%            -         12.80%
------------------------------------------------------------------------------------------------------------------------
   Lipper Global                        44.62%       23.92%        20.57%        11.65%            -         11.06%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            24.93%       21.61%        19.76%        11.42%            -         10.74%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME             16.94%       20.28%        20.28%            -             -         15.43%
------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income               12.90%       17.23%        20.50%            -             -         16.45%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            20.71%       23.10%        25.01%            -             -         18.77%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS              24.75%       18.71%        18.25%        15.28%            -         15.29%
------------------------------------------------------------------------------------------------------------------------
   Lipper Flexible Portfolio            10.45%       14.19%        15.15%        11.65%            -         11.68%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            13.77%       20.90%        22.15%        15.13%            -         15.15%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                    (4.75)%       1.30%         8.27%         8.63%            -          7.77%
------------------------------------------------------------------------------------------------------------------------
   Lipper High Yield                     3.65%        4.82%         8.59%         9.61%            -          7.79%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #1                          1.57%        5.91%         9.61%        10.79%            -          9.99%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #2                          3.28%        5.37%         9.07%        11.06%            -         10.04%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                            (1.31)%       3.48%         4.82%            -             -          4.74%
------------------------------------------------------------------------------------------------------------------------
   Lipper U.S. Government               (2.60)%       4.04%         5.81%            -             -          5.89%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                             0.49%        5.50%         6.93%            -             -          6.76%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                 35.79%       12.23%            -             -             -         11.49%
------------------------------------------------------------------------------------------------------------------------
   Lipper International                 43.24%       18.74%            -             -             -         16.13%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            26.96%       15.74%            -             -             -         13.11%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                   3.46%        3.72%         3.83%         3.66%            -          5.13%
------------------------------------------------------------------------------------------------------------------------
   Lipper Money Market                   3.78%        4.05%         4.16%         3.96%            -          5.70%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                             4.74%        5.01%         5.20%         5.06%                       6.65%
------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                  (3.42)%       3.62%         5.91%            -             -          3.44%
------------------------------------------------------------------------------------------------------------------------
   Lipper Corporate Bond A-Rated        (2.56)%       4.06%         6.53%            -             -          4.36%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            (0.82)%       5.73%         7.73%            -             -          5.64%
------------------------------------------------------------------------------------------------------------------------

ALLIANCE SMALL CAP GROWTH              26.06%           -             -             -             -          16.17%
------------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                     34.26%           -             -             -             -         19.49%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                            43.09%           -             -             -             -         25.88%
------------------------------------------------------------------------------------------------------------------------

-----
  82

--------------------------------------------------------------------------------


                               TABLE 3 (CONTINUED)
         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                                                                                                           PORTFOLIO
                                          1 YEAR       3 YEARS       5 YEARS      10 YEARS     20 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED                               16.09%       15.26%       14.74%         10.18%         -         11.04%
------------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                         10.45%       14.19%       15.15%         11.65%         -         11.09%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                                9.07%       16.47%       17.93%         13.04%         -         13.19%
------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES             71.16%           -            -               -         -         46.12%
------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                          51.65%           -            -               -         -         32.50%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.26%           -            -               -         -         16.99%
------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                              21.33%           -            -               -         -         22.15%
------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                           29.78%           -            -               -         -         29.33%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%           -            -               -         -         27.36%
------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY                17.22%           -            -               -         -         15.37%
------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                  12.90%           -            -               -         -         18.00%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%           -            -               -         -         27.36%
------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                    19.59%           -            -               -         -         10.51%
------------------------------------------------------------------------------------------------------------------------
   Lipper Global Flexible Portfolio        12.93%           -            -               -         -         11.91%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               13.07%           -            -               -         -         16.18%
------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS
   EQUITY                                  92.91%           -            -               -         -          4.17%
------------------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets                 82.53%           -            -               -         -          2.90%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               66.41%           -            -               -         -         (0.88)%
------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                        (1.41)%          -            -               -         -          8.12%
------------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                          8.69%           -            -               -         -         13.91%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               11.39%           -            -               -         -         18.81%
------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE           (2.79)%          -            -               -         -          8.52%
------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                  12.90%           -            -               -         -         18.00%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%           -            -               -         -         27.36%
------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                2.05%           -            -               -         -         11.18%
------------------------------------------------------------------------------------------------------------------------
   Lipper Equity Income                     6.90%           -            -               -         -         14.28%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%           -            -               -         -         27.36%
------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK         29.96%           -            -               -         -         14.05%
------------------------------------------------------------------------------------------------------------------------
   Lipper International                    43.24%           -            -               -         -         20.38%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                               26.96%           -            -               -         -         18.32%
------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY
   VALUE                                    0.32%           -            -               -         -          1.83%
------------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                        34.26%           -            -               -         -         24.22%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #1                            21.26%           -            -               -         -         16.99%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #2                            (1.49)%          -            -               -         -          7.06%
------------------------------------------------------------------------------------------------------------------------


* Portfolio inception dates are shown in Table 1. Lipper Survey and benchmark "Since portfolio inception" information are as of the month-end closest to the actual date of portfolio inception.

-----
 83

--------------------------------------------------------------------------------



                                    TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SINCE
                                                                                                               PORTFOLIO
                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS       20 YEARS       INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK                    17.12%         26.40%        97.47%        300.28%              -         922.01%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap Growth                51.65%        102.87%       158.98%        311.69%              -         683.45%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            18.09%         62.12%       147.96%        319.19%              -         595.55%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                  23.38%        100.34%       220.25%        376.26%       2,121.65%      3,729.11%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                        29.78%        106.30%       216.51%        386.68%       1,816.52%      2,838.39%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            21.03%        107.56%       251.12%        432.78%       2,584.39%      3,555.48%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS         8.55%         35.94%        67.23%        122.78%              -         128.84%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Income                         4.42%         39.31%        91.71%        163.35%              -         169.02%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                             4.19%         40.74%        89.21%        177.71%              -         186.90%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                  18.64%         95.63%       217.35%             -               -         216.91%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper S&P 500 Index Funds           19.36%         99.37%       227.98%             -               -         242.77%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            21.03%        107.56%       251.12%             -               -         253.66%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                        36.52%         80.14%       138.21%        275.67%              -         342.46%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Global                        44.62%         93.38%       162.57%        205.54%              -         273.03%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            24.93%         79.83%       146.35%        194.99%              -         252.80%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME             16.94%         74.00%       151.78%             -               -         145.19%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income               12.90%         62.52%       157.04%             -               -         158.01%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            20.71%         86.55%       205.26%             -               -         204.09%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS              24.75%         67.27%       131.17%        314.65%              -         329.68%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Flexible Portfolio            10.45%         49.38%       103.90%        204.29%              -         211.11%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            13.77%         76.71%       171.92%        309.28%              -         352.50%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                    (4.75)%         3.94%        48.75%        128.87%              -         164.55%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper High Yield                     3.65%         15.25%        51.19%        151.82%              -         166.74%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark #1                          1.57%         18.80%        58.22%        178.72%              -         245.03%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark #2                          3.28%         17.00%        54.39%        185.43%              -         246.92%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE
   GOVERNMENT SECURITIES                (1.31)%        10.80%        26.55%             -               -          49.33%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper U.S. Government               (2.60)%        12.55%        32.56%             -               -          64.40%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                             0.49%         17.43%        39.81%             -               -          77.41%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                 35.79%         41.36%            -              -               -          67.52%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper International                 43.24%         69.17%            -              -               -         103.07%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                            26.96%         55.06%            -              -               -          79.52%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                   3.46%         11.58%        20.69%         43.21%              -         141.84%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Money Market                   3.78%         12.64%        22.65%         47.52%              -         178.18%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                             4.74%         15.79%        28.88%         63.79%              -         229.35%
-----------------------------------------------------------------------------------------------------------------------------------

--------
  84
--------------------------------------------------------------------------------

                               TABLE 4 (CONTINUED)
         CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               SINCE
                                                                                                             PORTFOLIO
                                          1 YEAR        3 YEARS       5 YEARS       10 YEARS     20 YEARS    INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                     (3.42)%        11.27%        33.23%             -         -          23.53%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Corporate Bond A-Rated           (2.56)%        12.69%        37.39%             -         -          30.19%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               (0.82)%        18.20%        45.12%             -         -          40.97%
-----------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                 26.06%             -             -              -         -          49.19%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                        34.26%             -             -              -         -          62.98%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               43.09%             -             -              -         -          84.91%
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED                               16.09%         53.13%        98.88%        163.71%        -         416.09%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                         10.45%         49.38%       103.90%        204.29%        -         335.16%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                                9.07%         58.00%       128.08%        240.54%        -         558.00%
-----------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES             71.16%             -             -              -         -         175.11%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Mid-Cap                          51.65%             -             -              -         -         120.85%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.26%             -             -              -         -          52.05%
-----------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                              21.33%             -             -              -         -          70.55%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth                           29.78%             -             -              -         -         101.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%             -             -              -         -          90.75%
-----------------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY                17.22%             -             -              -         -          46.46%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                  12.90%             -             -              -         -          56.85%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%             -             -              -         -          90.75%
-----------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                    19.59%             -             -              -         -          30.55%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Global Flexible Portfolio        12.93%             -             -              -         -          35.69%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               13.07%             -             -              -         -          49.16%
-----------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS
   EQUITY                                  92.91%             -             -              -         -          10.13%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Emerging Markets                 82.53%             -             -              -         -           7.48%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               66.41%             -             -              -         -           5.32%
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                        (1.41)%            -             -              -         -          23.16%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Balanced                          8.69%             -             -              -         -          42.44%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               11.39%             -             -              -         -          61.21%
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE           (2.79)%            -             -              -         -          24.39%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Growth & Income                  12.90%             -             -              -         -          56.85%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%             -             -              -         -          90.75%
-----------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                2.05%             -             -              -         -          32.68%
-----------------------------------------------------------------------------------------------------------------------------------
   Lipper Equity Income                     6.90%             -             -              -         -          43.31%
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmark                               21.03%             -             -              -         -          90.75%
-----------------------------------------------------------------------------------------------------------------------------------

-----
 85

--------------------------------------------------------------------------------



                              TABLE 4 (CONTINUED)
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999


------------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                                                                    PORTFOLIO
                                         1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK       29.96%           -           -           -           -        42.03%
------------------------------------------------------------------------------------------------------------------------
   Lipper International                  43.24%           -           -           -           -        65.44%
------------------------------------------------------------------------------------------------------------------------
   Benchmark                             26.96%           -           -           -           -        56.70%
------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY
   VALUE                                  0.32%           -           -           -           -         4.97%
------------------------------------------------------------------------------------------------------------------------
   Lipper Small-Cap                      34.26%           -           -           -           -        83.94%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #1                          21.26%           -           -           -           -        52.05%
------------------------------------------------------------------------------------------------------------------------
   Benchmark #2                          (1.49)%          -           -           -           -        19.99%
------------------------------------------------------------------------------------------------------------------------


* Portfolio inception dates are shown in Table 1. Lipper Survey and benchmark "Since portfolio inception" information are as of the month-end closest to the actual date of portfolio inception.

-------
  86
--------------------------------------------------------------------------------

                                    TABLE 5
                         YEAR-BY-YEAR RATES OF RETURN




-------------------------------------------------------------------------------------------------

                                         1990        1991         1992           1993
-------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      5.62%      84.38%        (4.57)%       15.06%
-------------------------------------------------------------------------------------------------
Alliance Common Stock                   (9.27)%     35.81%         1.72%        23.02%
-------------------------------------------------------------------------------------------------
Alliance Conservative Investors          4.86%      18.11%         4.26%         9.16%
-------------------------------------------------------------------------------------------------
Alliance Equity Index                       -           -             -             -
-------------------------------------------------------------------------------------------------
Alliance Global                         (7.42)%     28.66%        (1.96)%       30.21%
-------------------------------------------------------------------------------------------------
Alliance Growth and Income                  -           -             -         (0.62)%+
-------------------------------------------------------------------------------------------------
Alliance Growth Investors                9.01%      46.75%         3.41%        13.59%
-------------------------------------------------------------------------------------------------
Alliance High Yield                     (2.53)%     22.66%        10.68%        21.36%
-------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                -       10.85%+        4.06%         8.98%
-------------------------------------------------------------------------------------------------
Alliance International                      -           -             -             -
-------------------------------------------------------------------------------------------------
Alliance Money Market                    6.78%       4.67%         2.06%         1.47%
-------------------------------------------------------------------------------------------------
Alliance Quality Bond                       -           -             -         (0.87)%
-------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                   -           -             -             -
-------------------------------------------------------------------------------------------------
EQ/Balanced                             (1.46)%     40.02%        (4.25)%       10.68%
-------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies               -           -             -             -
-------------------------------------------------------------------------------------------------
MFS Research                                -           -             -             -
-------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                  -           -             -             -
-------------------------------------------------------------------------------------------------
Mercury World Strategy                      -           -             -             -
-------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets
  Equity                                    -           -             -             -
-------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                          -           -             -             -
-------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value             -           -             -             -
-------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 -           -             -             -
-------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           -           -             -             -
-------------------------------------------------------------------------------------------------
Warburg Pincus Small Company
  Value                                     -           -             -             -
-------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                         1994         1995        1996          1997           1998         1999
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                     (5.21)%      29.73%       20.42%         9.20%         (1.17)%     17.12%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                   (3.56)%      30.54%       22.46%        27.34%         27.51%      23.38%
-----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors         (5.49)%      18.66%        3.67%        11.59%         12.23%       8.55%
-----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                   (0.14)%+     34.51%       20.60%        30.65%         26.22%      18.64%
-----------------------------------------------------------------------------------------------------------------------
Alliance Global                          3.71%       17.10%       12.93%         9.93%         20.03%      36.52%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income              (2.01)%      22.28%       18.34%        24.92%         19.11%      16.94%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors               (4.55)%      24.54%       10.96%        15.08%         16.51%      24.75%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                     (4.19)%      18.18%       21.09%        16.75%         (6.53)%     (4.75)%
-----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                            (5.76)%      11.69%        2.26%         5.74%          6.18%      (1.31)%
-----------------------------------------------------------------------------------------------------------------------
Alliance International                      -         9.51%+       8.21%        (4.46)%         8.96%      35.79%
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                    2.51%        4.22%        3.79%         3.89%          3.81%       3.46%
-----------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                   (6.47)%      15.33%        3.82%         7.56%          7.11%      (3.42)%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                   -            -            -         25.46%+        (5.66)%     26.06%
-----------------------------------------------------------------------------------------------------------------------
EQ/Balanced                             (9.35)%      18.02%       10.05%        13.33%         16.40%      16.09%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies               -            -            -         21.25%+        32.57%      71.16%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                -            -            -         14.93%+        22.31%      21.33%
-----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                  -            -            -         15.89%+         7.82%      17.22%
-----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                      -            -            -          3.70%+         5.27%      19.59%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets
  Equity                                    -            -            -        (20.62)%+      (28.08)%     92.91%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                          -            -            -         13.37%+        10.19%      (1.41)%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value             -            -            -         15.09%+        11.19%      (2.79)%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 -            -            -         20.95%+         7.49%       2.05%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           -            -            -         (2.46)%+       12.05%      29.96%
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company
  Value                                     -            -            -         17.97%+       (11.31)%      0.32%
-----------------------------------------------------------------------------------------------------------------------



+ Returns for these portfolios represent less than 12 months of performance. The returns are as of each portfolio's inception date as shown in Table 1

----------
  87
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

--------------------------------------------------------------------------
 Barron's                           Money Management Letter
 Morningstar's Variable Annuity     Investment Dealers Digest
  Sourcebook                        National Underwriter
 Business Week                      Pension & Investments
 Forbes                             USA Today
 Fortune                            Investor's Business Daily
 Institutional Investor             The New York Times
 Money                              The Wall Street Journal
 Kiplinger's Personal Finance       The Los Angeles Times
 Financial Planning                 The Chicago Tribune
 Investment Adviser
 Investment Management Weekly
--------------------------------------------------------------------------

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts; and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The current yields and effective yields assume the deduction

--------
  88
--------------------------------------------------------------------------------


of all current contract charges and expenses other than the annual administrative charge, and any charges for state premium and other applicable taxes. For more information, see "Alliance Money Market option yield information" and "Other yield information" in the SAI.

10  Incorporation of certain documents by reference


---------
  89
--------------------------------------------------------------------------------


Equitable Life's annual report on Form 10-K for the year ended December 31, 1999, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
(212) 554-1234).

Appendix I: Condensed financial information

--------
 A-1
--------------------------------------------------------------------------------



The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



SERIES 300 AND 400 CONTRACTS




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000.


--------------------------------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                       -----------------------------------------------------------------------------
                                          1994        1995         1996         1997         1998         1999
--------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  95.45    $ 123.95     $ 149.41     $ 163.33     $ 161.59     $ 189.44
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        664       1,310        2,468        3,226        3,342        2,980
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  97.03    $ 126.78     $ 155.42     $ 198.12     $ 252.88     $ 312.31
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        948       1,989        3,457        4,765        5,808        6,502
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  95.10    $ 112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        325         491          567          553          661          752
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 100.95    $ 135.94     $ 164.12     $ 214.66     $ 271.24     $ 322.15
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         47         592        1,486        2,686        3,805        4,579
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 104.12    $ 122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,305       2,121        2,995        3,369        3,395        3,509
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  98.86    $ 121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        210         498          975        1,800        2,475        3,095
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  96.31    $ 120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,023       2,113        3,325        3,704        3,962        4,231
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  95.88    $ 113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         99         209          444          831        1,164           34
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  98.19    $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         32          89          146          202          314          360
--------------------------------------------------------------------------------------------------------------------

-------
  A-2
--------------------------------------------------------------------------------

SERIES 300 AND 400 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000. (CONTINUED)

--------------------------------------------------------------------------------------------------------------------
                                                                       DECEMBER 31,
                                       -----------------------------------------------------------------------------
                                            1994         1995         1996         1997         1998         1999
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------
   Unit value                                  -      $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         -           141          763          968          971          926
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 102.61     $ 107.04     $ 111.21     $ 115.66     $ 120.19     $ 124.47
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         63           81          165          146          262          360
--------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                             $ 116.36
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                                         887
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  93.87     $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         53          135          196          283          557          622
--------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                  -            -            -      $ 125.55     $ 118.57     $ 149.54
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         -            -            -          488        1,101           976
--------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
--------------------------------------------------------------------------------------------------------------------
   Unit value                            $  91.64     $ 108.26     $ 119.26     $ 135.29     $ 157.63     $ 183.18
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        289          386          548          655          752          854
--------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                             $ 106.78
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                                           8
--------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                             $ 101.64
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                                          13
--------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN
--------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                             $ 106.57
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                                           5
--------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                             $ 105.16
--------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                                                           -
--------------------------------------------------------------------------------------------------------------------

-----
 A-3

--------------------------------------------------------------------------------

SERIES 300 AND 400 CONTRACTS




UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000. (CONTINUED)


-----------------------------------------------------------------------------------------
                                                           DECEMBER 31,
                                            ---------------------------------------------
                                                  1997           1998           1999
-----------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------------------------
   Unit value                                   $ 121.34       $ 161.04       $ 275.93
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               256          1,090          2,427
-----------------------------------------------------------------------------------------
 MFS GROWTH WITH INCOME
-----------------------------------------------------------------------------------------
   Unit value                                                                 $ 104.48
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                                              18
-----------------------------------------------------------------------------------------
 MFS RESEARCH
-----------------------------------------------------------------------------------------
   Unit value                                   $ 115.01       $ 140.83       $ 171.06
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               236            720            959
-----------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------
   Unit value                                   $ 115.97       $ 127.67       $ 149.82
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               145            444            617
-----------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
-----------------------------------------------------------------------------------------
   Unit value                                   $ 103.77       $ 109.37       $ 130.94
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)                52             84             88
-----------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------
   Unit value                                   $  79.41       $  57.18       $ 110.43
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               109            217            590
-----------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
-----------------------------------------------------------------------------------------
   Unit value                                   $ 113.46       $ 125.16       $ 123.53
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               109            275            345
-----------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
-----------------------------------------------------------------------------------------
   Unit value                                   $ 115.17       $ 128.20       $ 124.76
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               250            581            648
-----------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
-----------------------------------------------------------------------------------------
   Unit value                                   $ 121.04       $ 130.25       $ 133.07
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               475          1,070          1,072
-----------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
-----------------------------------------------------------------------------------------
   Unit value                                   $  97.61       $ 109.49       $ 142.46
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               387            671            765
-----------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------
   Unit value                                   $ 118.06       $ 104.82       $ 105.28
-----------------------------------------------------------------------------------------
   Number of units outstanding (000's)               577            859            721
-----------------------------------------------------------------------------------------

-----
  A-4
--------------------------------------------------------------------------------
SERIES 500 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION

------------------------------------------------------------------------
                                               DECEMBER 31,
                                         -------------------------
                                              1998          1999
------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------
   Unit value                              $  90.25       $ 105.69
------------------------------------------------------------------------
   Number of units outstanding (000's)            1              4
------------------------------------------------------------------------
 ALLIANCE COMMON STOCK
------------------------------------------------------------------------
   Unit value                              $ 102.87       $ 126.91
------------------------------------------------------------------------
   Number of units outstanding (000's)            5             19
------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------
   Unit value                              $ 102.74       $ 111.52
------------------------------------------------------------------------
   Number of units outstanding (000's)            -              -
------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
------------------------------------------------------------------------
   Unit value                              $ 103.68       $ 123.01
------------------------------------------------------------------------
   Number of units outstanding (000's)            2              9
------------------------------------------------------------------------
 ALLIANCE GLOBAL
------------------------------------------------------------------------
   Unit value                              $  98.37       $ 134.30
------------------------------------------------------------------------
   Number of units outstanding (000's)            -              2
------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------
   Unit value                              $ 102.73       $ 120.13
------------------------------------------------------------------------
   Number of units outstanding (000's)            1              4
------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------
   Unit value                              $ 101.93       $ 127.16
------------------------------------------------------------------------
   Number of units outstanding (000's)            1              2
------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
------------------------------------------------------------------------
   Unit value                              $  89.20       $  84.96
------------------------------------------------------------------------
   Number of units outstanding (000's)            -              1
------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES
------------------------------------------------------------------------
   Unit value                              $ 103.22       $ 101.96
------------------------------------------------------------------------
   Number of units outstanding (000's)            -              -
------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL
------------------------------------------------------------------------
   Unit value                              $  93.00       $ 126.29
------------------------------------------------------------------------
   Number of units outstanding (000's)            1              1
------------------------------------------------------------------------

Appendix I: Condensed financial information

-----
 A-5
--------------------------------------------------------------------------------
SERIES 500 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


-----------------------------------------------------------------------
                                                DECEMBER 31,
                                         -----------------------------
                                               1998           1999
-----------------------------------------------------------------------
 ALLIANCE MONEY MARKET
-----------------------------------------------------------------------
   Unit value                                $ 101.68       $ 105.20
-----------------------------------------------------------------------
   Number of units outstanding (000's)              -              -
-----------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
-----------------------------------------------------------------------
   Unit value                                               $ 116.32
-----------------------------------------------------------------------
   Number of units outstanding (000's)                             -
-----------------------------------------------------------------------
 ALLIANCE QUALITY BOND
-----------------------------------------------------------------------
   Unit value                                $ 103.62       $ 100.08
-----------------------------------------------------------------------
   Number of units outstanding (000's)              -              -
-----------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
-----------------------------------------------------------------------
   Unit value                                $  86.93       $ 109.59
-----------------------------------------------------------------------
   Number of units outstanding (000's)              1              1
-----------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------
   Unit value                                $ 102.39       $ 118.86
-----------------------------------------------------------------------
   Number of units outstanding (000's)              -              2
-----------------------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------
   Unit value                                               $ 106.74
-----------------------------------------------------------------------
   Number of units outstanding (000's)                             -
-----------------------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY
-----------------------------------------------------------------------
   Unit value                                               $ 101.60
-----------------------------------------------------------------------
   Number of units outstanding (000's)                             -
-----------------------------------------------------------------------
 EQ/EVERGREEN
-----------------------------------------------------------------------
   Unit value                                               $ 106.53
-----------------------------------------------------------------------
   Number of units outstanding (000's)                             -
-----------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
-----------------------------------------------------------------------
   Unit value                                               $ 105.11
-----------------------------------------------------------------------
   Number of units outstanding (000's)                             -
-----------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
-----------------------------------------------------------------------
   Unit value                                $ 103.41       $ 177.00
-----------------------------------------------------------------------
   Number of units outstanding (000's)              1              6
-----------------------------------------------------------------------

-----
  A-6
--------------------------------------------------------------------------------
SERIES 500 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


------------------------------------------------------------------------
                                                  DECEMBER 31,
                                            ----------------------------
                                                 1998          1999
------------------------------------------------------------------------
 MFS GROWTH WITH INCOME
------------------------------------------------------------------------
   Unit value                                                $ 104.44
------------------------------------------------------------------------
   Number of units outstanding (000's)                              -
------------------------------------------------------------------------
 MFS RESEARCH
------------------------------------------------------------------------
   Unit value                                 $  98.99       $ 120.11
------------------------------------------------------------------------
   Number of units outstanding (000's)               1              3
------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------------
   Unit value                                 $  97.80       $ 114.64
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------------
   Unit value                                 $  94.86       $ 113.44
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              -
------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------------
   Unit value                                 $  81.40       $ 157.03
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              -
------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
------------------------------------------------------------------------
   Unit value                                 $ 101.05       $  99.62
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------------
   Unit value                                 $ 100.48       $  97.68
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------
   Unit value                                 $ 101.00       $ 103.08
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------
   Unit value                                 $  94.04       $ 122.22
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
------------------------------------------------------------------------
   Unit value                                 $  82.78       $  83.05
------------------------------------------------------------------------
   Number of units outstanding (000's)               -              1
------------------------------------------------------------------------

-----
 A-7
--------------------------------------------------------------------------------

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION






-----------------------------------------------------------------------------------------
                                                DECEMBER 31,
                           --------------------------------------------------------------
                             1989        1990        1991        1992        1993
-----------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-----------------------------------------------------------------------------------------
   Unit value                $ 25.86     $ 27.36    $  50.51    $  48.30    $  55.68
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)         8,134       9,545      12,962      17,986      21,496
-----------------------------------------------------------------------------------------
 ALLIANCE COMMON
  STOCK
-----------------------------------------------------------------------------------------
   Unit value                $ 83.40     $ 75.67    $ 102.76    $ 104.63    $ 128.81
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)         8,645       9,670      10,292      11,841      13,917
-----------------------------------------------------------------------------------------
 ALLIANCE
  CONSERVATIVE
  INVESTORS
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND
  INCOME
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------
 ALLIANCE GROWTH
  INVESTORS
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
-----------------------------------------------------------------------------------------
   Unit value                      -           -           -           -           -
-----------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)             -           -           -           -           -
-----------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
                                                       DECEMBER 31,
                          ---------------------------------------------------------------------------
                             1994        1995        1996        1997        1998         1999
-----------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
-----------------------------------------------------------------------------------------------------
   Unit value               $  52.88    $  68.73    $  82.91    $  90.75    $  89.92     $ 105.59
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)        24,787      25,821      27,945      28,030      25,634       20,946
-----------------------------------------------------------------------------------------------------
ALLIANCE COMMON
  STOCK
-----------------------------------------------------------------------------------------------------
   Unit value               $ 124.32    $ 162.42    $ 199.05    $ 253.68    $ 323.75     $ 399.74
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)        15,749      16,292      16,933      17,386      17,231       16,705
-----------------------------------------------------------------------------------------------------
 ALLIANCE
  CONSERVATIVE
  INVESTORS
-----------------------------------------------------------------------------------------------------
   Unit value               $  95.10    $ 112.97    $ 117.25    $ 130.98    $ 147.17     $ 159.92
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)           325         491         567         553         661          752
-----------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
-----------------------------------------------------------------------------------------------------
   Unit value               $ 100.95    $ 135.94    $ 164.12    $ 214.66    $ 271.24     $ 322.15
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)            47         592       1,486       2,686       3,805        4,579
-----------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
-----------------------------------------------------------------------------------------------------
   Unit value               $ 104.12    $ 122.06    $ 138.00    $ 151.87    $ 182.50     $ 249.93
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)         1,305       2,121       2,995       3,369       3,395        3,509
-----------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND
  INCOME
-----------------------------------------------------------------------------------------------------
   Unit value               $  98.86    $ 121.02    $ 143.37    $ 179.30    $ 213.81     $ 250.31
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)           210         498         975       1,800       2,475        3,095
-----------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH
  INVESTORS
-----------------------------------------------------------------------------------------------------
   Unit value               $  96.31    $ 120.08    $ 133.40    $ 153.69    $ 180.63     $ 225.59
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)         1,023       2,113       3,325       3,704       3,962        4,231
-----------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
-----------------------------------------------------------------------------------------------------
   Unit value               $  95.88    $ 113.44    $ 137.53    $ 160.74    $ 150.42     $ 143.43
-----------------------------------------------------------------------------------------------------
   Number of units
   outstanding (000's)            99         209         444         831       1,164          998
-----------------------------------------------------------------------------------------------------

-----
  A-8
--------------------------------------------------------------------------------

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



                                               DECEMBER 31,
                            1989        1990        1991        1992        1993
-----------------------------------------------------------------------------------------------------
 ALLIANCE
  INTERMEDIATE
  GOVERNMENT
  SECURITIES
-----------------------------------------------------------------------------------------------------
  Unit value                 -           -           -           -           -
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)        -           -           -           -           -
-----------------------------------------------------------------------------------------------------
 ALLIANCE
  INTERNATIONAL
-----------------------------------------------------------------------------------------------------
  Unit value                 -           -           -           -           -
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)        -           -           -           -           -
-----------------------------------------------------------------------------------------------------
 ALLIANCE MONEY
  MARKET
-----------------------------------------------------------------------------------------------------
  Unit value              $  21.89    $  23.38    $  24.48    $  25.01    $  25.41
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)        1,045       1,307       1,325       1,201       1,065
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER
  GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
-----------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY
  BOND
-----------------------------------------------------------------------------------------------------
  Unit value                -           -           -           -           -
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -           -           -           -           -
-----------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP
  GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                -           -           -           -           -
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -           -           -           -           -
-----------------------------------------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------------------------------------
  Unit value              $  19.69    $  19.40    $  27.17    $  26.04    $  28.85
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       16,810      19,423      21,100      25,975      31,259
-----------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN
  RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
-----------------------------------------------------------------------------------------------------



                                                        DECEMBER 31,
                            1994         1995         1996         1997         1998         1999
 -----------------------------------------------------------------------------------------------------
ALLIANCE
  INTERMEDIATE
  GOVERNMENT
  SECURITIES
-----------------------------------------------------------------------------------------------------
  Unit value              $  98.19     $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96
 -----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)           32           89          146          202          314          360
 -----------------------------------------------------------------------------------------------------
 ALLIANCE
  INTERNATIONAL
-----------------------------------------------------------------------------------------------------
  Unit value                           $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                       141          763          968          971         926
-----------------------------------------------------------------------------------------------------
 ALLIANCE MONEY
  MARKET
-----------------------------------------------------------------------------------------------------
  Unit value              $  26.08     $  27.22     $  28.28     $  29.41     $  30.55     $  31.63
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)        1,000        1,021        1,013          973        1,261        1,516
-----------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER
  GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                                                                               $ 116.36
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                                           887
-----------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY
  BOND
-----------------------------------------------------------------------------------------------------
  Unit value              $  93.87     $ 108.38    $ 112.65      $ 121.30     $ 130.07     $ 125.76
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)           53          135         196           283          557          622
-----------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP
  GROWTH
-----------------------------------------------------------------------------------------------------
  Unit value                -            -             -         $ 125.55     $ 118.57     $ 149.64
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -            -             -              488        1,101          976
-----------------------------------------------------------------------------------------------------
 EQ/BALANCED
-----------------------------------------------------------------------------------------------------
  Unit value              $  26.18     $  30.92     $  34.06     $  38.66     $  45.07     $  52.39
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       32,664       30,212       28,319       26,036       24,361       22,434
-----------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN
  RESEARCH
-----------------------------------------------------------------------------------------------------
  Unit value                                                                               $ 106.78
-----------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                                             8
-----------------------------------------------------------------------------------------------------

-----
 A-9
--------------------------------------------------------------------------------



SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


                                            DECEMBER 31,
                           1989     1990     1991     1992     1993     1994
--------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S.
  EQUITY
--------------------------------------------------------------------------------
  Unit value
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
--------------------------------------------------------------------------------
 EQ/EVERGREEN
--------------------------------------------------------------------------------
  Unit value
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
--------------------------------------------------------------------------------
 EQ/EVERGREEN
  FOUNDATION
--------------------------------------------------------------------------------
  Unit value
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
--------------------------------------------------------------------------------
 MFS EMERGING
  GROWTH
  COMPANIES
--------------------------------------------------------------------------------
  Unit value                -        -        -        -        -        -
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -        -        -        -        -
--------------------------------------------------------------------------------
 MFS GROWTH WITH
  INCOME
--------------------------------------------------------------------------------
  Unit value
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)
--------------------------------------------------------------------------------
 MFS RESEARCH
--------------------------------------------------------------------------------
  Unit value                -        -        -        -        -        -
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -        -        -        -        -
--------------------------------------------------------------------------------
 MERCURY BASIC VALUE
  EQUITY
--------------------------------------------------------------------------------
  Unit value                -        -        -        -        -        -
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -        -        -        -        -
--------------------------------------------------------------------------------
 MERCURY WORLD
  STRATEGY
--------------------------------------------------------------------------------
  Unit value                -        -        -        -        -        -
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -        -        -        -        -
--------------------------------------------------------------------------------



                                              DECEMBER 31,
                           1995     1996       1997         1998         1999
--------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S.
  EQUITY
--------------------------------------------------------------------------------
  Unit value                                                           $ 101.64
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                        13
--------------------------------------------------------------------------------
 EQ/EVERGREEN
--------------------------------------------------------------------------------
  Unit value                                                           $ 106.57
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                         5
--------------------------------------------------------------------------------
 EQ/EVERGREEN
  FOUNDATION
--------------------------------------------------------------------------------
  Unit value                                                           $ 105.16
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                         1
--------------------------------------------------------------------------------
 MFS EMERGING
  GROWTH
  COMPANIES
--------------------------------------------------------------------------------
  Unit value                -        -       $ 121.34     $ 161.04     $ 275.93
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -            256        1,090        2,427
--------------------------------------------------------------------------------
 MFS GROWTH WITH
  INCOME
--------------------------------------------------------------------------------
  Unit value                                                           $ 104.48
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)                                                        18
--------------------------------------------------------------------------------
 MFS RESEARCH
--------------------------------------------------------------------------------
  Unit value                -        -       $ 115.01     $ 140.83     $ 171.06
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -            236          720          959
--------------------------------------------------------------------------------
 MERCURY BASIC VALUE
  EQUITY
--------------------------------------------------------------------------------
  Unit value                -        -       $ 115.97     $ 127.97     $ 149.82
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -            145          444          617
--------------------------------------------------------------------------------
 MERCURY WORLD
  STRATEGY
--------------------------------------------------------------------------------
  Unit value                -        -       $ 103.77     $ 109.37     $ 130.94
--------------------------------------------------------------------------------
  Number of units
  outstanding (000's)       -        -             52           84           88
--------------------------------------------------------------------------------

-----
 A-10
--------------------------------------------------------------------------------



SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



                                                                    DECEMBER 31,
                       1989      1990      1991      1992      1993      1994      1995     1996      1997        1998        1999
-----------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY
  EMERGING MARKETS
  EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value            -         -         -         -         -          -        -        -     $  79.41    $  57.18     $ 110.43
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)   -         -         -         -         -          -        -        -          109         217          590
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value            -         -         -         -         -          -        -        -     $ 113.46    $ 125.16     $ 123.53
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)   -         -         -         -         -          -        -        -          109         275          345
-----------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH &
  INCOME VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value            -         -         -         -         -           -       -        -     $ 115.17    $ 128.20     $ 124.76
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)   -         -         -         -         -           -       -        -          250         581          648
-----------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY
  INCOME
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value            -         -         -         -         -           -       -        -     $ 121.04    $ 130.25     $ 133.07
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)   -         -         -         -         -           -       -        -          475       1,070        1,072
-----------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
  INTERNATIONAL
  STOCK
-----------------------------------------------------------------------------------------------------------------------------------
  Unit value            -         -         -         -         -           -       -        -     $  97.61    $ 109.49     $ 142.46
-----------------------------------------------------------------------------------------------------------------------------------
  Number of units
  outstanding (000's)   -         -         -         -         -           -       -        -          387         671          765
-----------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS
  SMALL COMPANY
  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value             -         -         -         -         -           -       -       -     $ 118.06     $ 104.82     $ 105.28
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   -         -         -         -         -           -       -       -          577          859          721
-----------------------------------------------------------------------------------------------------------------------------------

Appendix II: Original contracts
--------
 B-1
--------------------------------------------------------------------------------
Original Contracts are EQUI-VEST contracts under which the contract owner has not elected to add Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors, and Alliance Growth Investors options, and any of the other EQ Advisors Trust variable investment options as investment options when they first became available.

SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.

TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the Alliance Money Market option is always available. However, we will not permit transfers into the Alliance Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.

Appendix III: Market value adjustment example


--------
 C-1

--------------------------------------------------------------------------------



The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 2001 to a fixed maturity option with a maturity date of June 15, 2010 (i.e., nine years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2005.



                                                                 HYPOTHETICAL ASSUMED RATE TO MATURITY ON JUNE 15, 2005
------------------------------------------------------------------------------------------------------------------------
                                                                                    5.00%          9.00%
------------------------------------------------------------------------------------------------------------------------
 AS OF JUNE 15, 2005 (BEFORE WITHDRAWAL)
------------------------------------------------------------------------------------------------------------------------
(1) Market adjusted amount                                                         $144,048     $ 119,487
------------------------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                                          $131,080     $ 131,080
------------------------------------------------------------------------------------------------------------------------
(3) Market value adjustment:
   (1) - (2)                                                                       $ 12,968     $ (11,593)
------------------------------------------------------------------------------------------------------------------------
 ON JUNE 15, 2005 (AFTER WITHDRAWAL)
------------------------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
   (3) x [$50,000/(1)]                                                             $  4,501     $  (4,851)
------------------------------------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount
   [$50,000 - (4)]                                                                 $ 45,499     $  54,851
------------------------------------------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                                                $ 85,581     $  76,229
------------------------------------------------------------------------------------------------------------------------
(7) Maturity value                                                                 $120,032     $ 106,915
------------------------------------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                                  $ 94,048     $  69,487
------------------------------------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                    PAGE

Required minimum distributions option                2
Calculation of annuity payments                      2
The reorganization                                   4
Custodian and independent accountants                4
Alliance Money Market option yield information       4
Other yield information                              5
Financial statements                                11


HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
  ACCOUNT A

Call 1-800-628-6673 or send this request form to:

  EQUI-VEST
  Processing Office
  The Equitable Life
  P.O. Box 2996
  New York, NY 10116-2996

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me an EQUI-VEST Statement of Additional Information dated May 1,
  2000.

(Combination variable and fixed deferred annuity)


------------------------------------------------------------------------------
Name:


------------------------------------------------------------------------------
Address:


------------------------------------------------------------------------------
City                        State       Zip



888-1175

EQUI-VEST(R)
Employer-Sponsored Retirement Programs


 Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.



 PROSPECTUS DATED MAY 1, 2000


--------------------------------------------------------------------------------


 WHAT IS EQUI-VEST?

 EQUI-VEST is a deferred annuity contract issued by The Equitable Life Assurance Society of the United States. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options"). Each of these contracts may not currently be available in all states.



  VARIABLE INVESTMENT OPTIONS
-------------------------------------------------------------------------
  FIXED INCOME:
-------------------------------------------------------------------------
  o Alliance Intermediate             o Alliance High Yield
    Government Securities             o Alliance Quality Bond
  o Alliance Money Market
-------------------------------------------------------------------------
  DOMESTIC STOCKS
-------------------------------------------------------------------------
  o EQ/Aggressive Stock(1)            o MFS Emerging Growth
  o Alliance Common Stock               Companies
  o Alliance Equity Index             o MFS Growth with Income
  o Alliance Growth and Income        o MFS Research
  o EQ/Alliance Premier Growth        o Mercury Basic Value Equity(3)
  o EQ/Alliance Technology(2)         o EQ/Putnam Growth &
  o Alliance Small Cap Growth           Income Value
  o Calvert Socially Responsible*     o T. Rowe Price Equity Income
  o Capital Guardian Research         o Warburg Pincus Small
  o Capital Guardian U.S. Equity        Company Value
  o EQ/Evergreen
-------------------------------------------------------------------------
  INTERNATIONAL STOCKS
-------------------------------------------------------------------------
  o Alliance Global                   o T. Rowe Price International
  o Alliance International              Stock
  o Morgan Stanley Emerging
    Markets Equity
-------------------------------------------------------------------------
  BALANCED/HYBRID:
-------------------------------------------------------------------------
  o EQ/Balanced(4)                    o EQ/Evergreen Foundation
  o Alliance Conservative             o Mercury World Strategy(5)
    Investors                         o EQ/Putnam Balanced
  o Alliance Growth Investors
-------------------------------------------------------------------------



 *   Available only for TSA and EDC Series 100 and 200 contracts.
 (1) Formerly named "Alliance Aggressive Stock".
 (2) Anticipated to become available on or about May 22, 2000. This portfolio may not be available in California.
 (3) Formerly named "Merrill Lynch Basic Value Equity."
 (4) Formerly named "Alliance Balanced."
 (5) Formerly named "Merrill Lynch Strategy."

 You allocate amounts to the variable investment options, under your choice of investment method subject to any restrictions. Each variable investment option is a subaccount of our Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of either Class IA or IB shares of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

 GUARANTEED INTEREST OPTION. You may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.

 FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date. Fixed maturity options may not be available in your state. Check with your financial professional regarding availability.

 TYPES OF CONTRACTS. We offer different "series" of contracts for use as:

 Employer funded traditional IRAs:


 o  A simplified employee pension plan ("SEP") sponsored by an employer.


 o SEPs funded by salary reduction arrangements ("SARSEPs") for plans established by employers before January 1, 1997. Although we still issue these contracts to employees whose employer's plans enrolled on this basis, plans of this type are no longer available under EQUI-VEST to new employer groups without existing plans.


 o  SIMPLE IRAs funded by employee salary reduction and employer contributions.


 Other employer-sponsored contracts:

 o Trusteed contracts to fund defined contribution "HR-10" or "Keogh" plans of employers who are sole proprietorships, partnerships, or business trusts, or plans of corporations including non-profit organizations and states or local governmental entities.


 o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity (basic "TSA") for public schools and nonprofit entities under Internal Revenue Code
    Section 501(c)(3).

 o A TSA annuity issued to participants of TSA plans generally sponsored by universities ("University TSA") that prohibits loans and has restrictions not included in a basic TSA.

 o To fund Internal Revenue Code Section 457 employee deferred compensation ("EDC") plans of state and municipal governments and other tax-exempt organizations.

 o  Annuitant-Owned contracts to fund defined contribution HR-10 or Keogh plans.


 Minimum contribution amounts of $20 may be made under the contract.


 Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2000, is a part of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.


 THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                                           72088

Contents of this prospectus

----------------
2  Contents of this prospectus
--------------------------------------------------------------------------------






EQUI-VEST(R)
Index of key words and phrases                               4
Who is Equitable Life?                                       6
How to reach us                                              7
EQUI-VEST employer-sponsored retirement programs
   at a glance - key features                               10
--------------------------------------------------------------
FEE TABLE                                                   13
--------------------------------------------------------------
EQUI-VEST series 300 and 400 contracts                      17
EQUI-VEST series 100 and 200 contracts                      19
Condensed financial information                             24
--------------------------------------------------------------

--------------------------------------------------------------
1 CONTRACT FEATURES AND BENEFITS                            25
--------------------------------------------------------------
How you can purchase and contribute to your contract        25
Owner and annuitant requirements                            26
How you can make your contributions                         26
What are your investment options under the contract?        27
Selecting your investment method                            31
ERISA considerations for employers                          32
Allocating your contributions                               32
Your right to cancel within a certain number of days        33
--------------------------------------------------------------

--------------------------------------------------------------
2 DETERMINING YOUR CONTRACT'S VALUE                         34
--------------------------------------------------------------
Your account value and cash value                           34
Your contract's value in the variable
   investment options                                       34
Your contract's value in the guaranteed interest option     34
Your contract's value in the fixed maturity options         34

--------------------------------------------------------------


"We," "our" and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

----------
3  Contents of this prospectus
--------------------------------------------------------------------------------





-------------------------------------------------------------
3 TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                      35
-------------------------------------------------------------
Transferring your account value                            35
Market timing                                              35
Automatic transfer options - investment simplifier         36
Rebalancing your account value                             36


-------------------------------------------------------------
4 ACCESSING YOUR MONEY                                     38
-------------------------------------------------------------
Withdrawing your account value                             38
Loans under TSA and Corporate Trusteed contracts           39
Termination                                                40
Texas ORP participants                                     40
When to expect payments                                    40
Your annuity payout options                                41


-------------------------------------------------------------
5 CHARGES AND EXPENSES                                     43
-------------------------------------------------------------
Charges that Equitable Life deducts                        43
Charges that EQ Advisors Trust deducts                     50
Group or sponsored arrangements                            50
Other distribution arrangements                            50

-------------------------------------------------------------
6 PAYMENT OF DEATH BENEFIT                                 51
-------------------------------------------------------------
Your beneficiary and payment of benefit                    51
How death benefit payment is made                          51
-------------------------------------------------------------

-------------------------------------------------------------
7 TAX INFORMATION                                          52
-------------------------------------------------------------
Tax information and ERISA matters                          52
   Special rules for tax-favored retirement programs       52
   Qualified plans                                         52
   Tax-sheltered annuity arrangements (TSAs)               53
   Distributions from Qualified Plans and TSAs             55
   Simplified Employee Pensions (SEPs)                     57
   SIMPLE IRAs (Savings Incentive Match Plan)              57
   Public and tax-exempt organization employee
      deferred compensation plans (EDC Plans)              59
   Traditional Individual Retirement Annuities
      (Traditional IRAs)                                   60
   ERISA matters                                           68
   Certain rules applicable to plans designed to comply
      with Section 404(c) of ERISA                         68
   Federal and state income tax withholding and
      information reporting                                69
   Impact of taxes to Equitable Life                       70

-------------------------------------------------------------
8 MORE INFORMATION                                         71
-------------------------------------------------------------
About our Separate Account A                               71
About EQ Advisors Trust                                    71
About our fixed maturity options                           72
About the general account                                  73
About other methods of payment                             73
Dates and prices at which contract events occur            74
About your voting rights                                   75
About legal proceedings                                    75
About our independent accountants                          76
Financial statements                                       76
Transfers of ownership, collateral assignments, loans,
   and borrowing                                           76
Funding changes                                            76
Distribution of the contracts                              76

-------------------------------------------------------------
9 INVESTMENT PERFORMANCE                                   77
-------------------------------------------------------------
Benchmarks                                                 77
Communicating performance data                             88

-------------------------------------------------------------
10 INCORPORATION OF CERTAIN DOCUMENTS BY
   REFERENCE                                               90
-------------------------------------------------------------


-------------------------------------------------------------
APPENDICES
-------------------------------------------------------------
I - Condensed financial information                       A-1
II - Original contracts                                   B-1
III - Market value adjustment example                     C-1
-------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
-------------------------------------------------------------

Index of key words and phrases

--------
4  Index of key words and phrases
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.





                                      PAGE
 account value                         34
 annuitant                             26
 annuity payout options                41
 Annuitant-Owned HR-10               cover
 beneficiary                           51
 business day                          74
 Code                                  52
 cash value                            34
 contract date                         12
 contract date anniversary             12
 contract year                         12
 contributions                         52
 DOL                                   52
 EDC                                 cover
 EQAccess                               7
 ERISA                                 52
 elective deferral contributions       52
 fixed maturity amount                 30
 fixed maturity option                 30
 guaranteed interest option            29
 IRA                                 cover
 investment options                    27
 nonelective contribution              53
 portfolio                           cover
 processing office                      7
 Required Beginning Date               66
 SAI                                 cover
 SEC                                 cover
 Salary reduction contributions        53
 SARSEP                              cover
 SEP                                 cover
 SIMPLE IRA                          cover
 TOPS                                   7
 Trusteed contracts                  cover
 TSA                                 cover
 unit                                  34
 unit investment trust                 71
 variable investment options           27


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.



-------------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
-------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
  variable investment options   Investment Funds or Investment Divisions
  account value                 Annuity Account Value
  guaranteed interest option    Guaranteed Interest Account
  unit                          Accumulation unit
  unit value                    Accumulation unit value
-------------------------------------------------------------------------------

-----
5 Index of key words and phrases
--------------------------------------------------------------------------------

In this prospectus, we use a "series" number when necessary to identify a particular contract. We discuss four series of contracts. However, only three are available for new purchasers. Once you have purchased a contract you can identify the EQUI-VEST series you have by referring to your confirmation notice, or you may contact your financial professional, or you may call our toll-free number. The series designations are as follows:



------------------------------------------------------------------------------------------------------------------
   o TSA, SEP, SARSEP, EDC, Annuitant-Owned HR-10 and Trusteed contracts               series 100
     issued before August 17, 1995.
                                                                                       This series is no longer
                                                                                       available for new
                                                                                       purchasers.
                                                                                       Information in this
                                                                                       prospectus is provided
                                                                                       for our existing series
                                                                                       100 contract owners
                                                                                       only.

   o TSA, EDC, Annuitant-Owned HR-10 and Trusteed contracts issued on or               series 200
     after August 17, 1995. SEP and SARSEP contracts issued on or after
     August 17, 1995 and before November 1, 1995 and currently in a state              This series is available
     where the series 300 contract has not been approved.                              for new purchasers of
                                                                                       TSA, EDC and
                                                                                       Annuitant- Owned
                                                                                       HR-10 contracts and
                                                                                       SEP contracts only in
                                                                                       Oregon, Maryland and
                                                                                       Washington. Series
                                                                                       200 Trusteed contracts
                                                                                       are available for new
                                                                                       purchases in Oregon,
                                                                                       Maryland, Washington
                                                                                       and Virginia

   o SEP contracts issued on or after November 1, 1995 in states which have            series 300
     approved the Series 300 contract.

   o SIMPLE IRA contracts in all approved states. (We reserve the right to issue a     series 400
     series 200 or 300 SIMPLE IRA contract, as necessary, for states not approving the series 400 version.)
------------------------------------------------------------------------------------------------------------------



We also have contracts that we refer to as "original contracts." These contracts are no longer available for new purchasers. Any information about original contracts which is different from the current series we offer can be found in Appendix II, which will be referenced throughout this prospectus when it applies.

Who is Equitable Life?

----------------
6  Who is Equitable Life?
--------------------------------------------------------------------------------

 We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a wholly owned subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


 AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

 ----------
 7  Who is Equitable Life?
 -------------------------------------------------------------------------------

 HOW TO REACH US

 You may communicate with our processing office as listed below for any of the following purposes:


 ---------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
 ---------------------------------------------
 Equitable Life
 EQUI-VEST
 Unit Collections
 P.O. Box 13463
 Newark, NJ 07188-0463

 ---------------------------------------------
 FOR TSA AND CORPORATE TRUSTEED LOAN
 REPAYMENTS SENT BY REGULAR MAIL:
 ---------------------------------------------
 Equitable Life
 Loan Repayment
 EQUI-VEST Lockbox
 P.O. Box 13496
 Newark, NJ 07188-0496

 ---------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G.,
 REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
 REQUIRED NOTICES) SENT BY REGULAR MAIL:
 ---------------------------------------------
 Equitable Life
 EQUI-VEST
 P.O. Box 2996
 New York, NY 10116-2996

 ---------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
 ---------------------------------------------
 Equitable Life
 c/o Bank One, N.A.
 300 Harmon Meadow Boulevard
 3rd Floor
 Secaucus, NJ 07094
 Attn: Box 13463

 ---------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G.,
 REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
 REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
 ---------------------------------------------
 Equitable Life
 EQUI-VEST
 200 Plaza Drive
 2nd Floor
 Secaucus, NJ 07094

 ---------------------------------------------
 REPORTS WE PROVIDE:
 ---------------------------------------------


 o  written confirmation of financial transactions;


 o annual and semiannual statements of your contract values based on the calendar year; and

 o  statement of your contract values as of the last day of the contract year.

 ---------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT
 ("TOPS") AND EQACCESS SYSTEMS
 ---------------------------------------------


 TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:


 o  your current account value;


 o  your current allocation percentages;

 o  the number of units you have in the variable investment options;

 o  rates to maturity for fixed maturity options;

 o  the daily unit values for the variable investment options; and

 o performance information regarding the variable investment options (not available through TOPS).

 ----------
 8  Who is Equitable Life?
 -------------------------------------------------------------------------------

 You can also:

 o change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option (anticipated to be available through EQAccess by the end of 2000);

 o  elect the investment simplifier (not available through EQAccess); and

 o change your TOPS personal identification number ("PIN") (not available through EQAccess); and

 o  change your EQAccess password (not available through TOPS).

 TOPS and EQAccess are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll-free 1 (800) 755-7777. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

 We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or wilful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

 We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Market timing" in "Transferring your money among investment options").

 -------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
 -------------------------------------------------------------
 You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

 -------------------------------------------------------------
 TOLL-FREE TELEPHONE SERVICE:
 -------------------------------------------------------------
 You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.
-------------------------------------------------------------


 WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


 (1) election of the automatic investment program (not applicable to all contracts);

 (2) election of the investment simplifier;

 (3) election of the automatic NQ deposit service;

 (4) election of the rebalancing program;

 (5) to obtain a PIN required for TOPS;

 (6) election of required minimum distribution option;

 (7) transfer/rollover of assets to another carrier;

 (8) request for a loan (ERISA and non-ERISA TSA and Corporate Trusteed contracts); and

 (9) tax withholding election.

 WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

 (1) address changes;

 (2) beneficiary changes;

 (3) transfers among investment options; and

 (4) contract surrender and withdrawal requests.

 ----------
 9  Who is Equitable Life?
 -------------------------------------------------------------------------------

 TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

 (1) automatic investment program;


 (2) investment simplifier;

 (3) rebalancing program;

 (4) systematic withdrawals; and

 (5) the date annuity payments are to begin.

 You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.



 SIGNATURES:

 The proper person to sign forms, notices and requests would normally be the owner. For TSA, SEP, and SIMPLE IRA contracts we need the annuitant's signature and in some cases the Plan Administrator's signature if the Plan requires it.

EQUI-VEST employer-sponsored retirement programs at a glance - key features

--------
10  EQUI-VEST employer-sponsored retirement programs at a glance - key features
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
PROFESSIONAL             EQUI-VEST'S variable investment options invest in different portfolios managed by
INVESTMENT               professional investment advisers.
MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
GUARANTEED               o Principal and interest guarantees
INTEREST OPTION          o Interest rates set periodically
--------------------------------------------------------------------------------------------------------------------
FIXED MATURITY           o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
OPTIONS                  o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.

                         If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.

                         o Only available for contracts in states where approved.
--------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES           o On earnings inside      No tax on any dividends, interest or capital gains until you
                           the contract            make withdrawals from your contract or receive annuity payments.
--------------------------------------------------------------------------------------------------------------------
                         o On transfers inside     No tax on transfers among investment options.
                           the contract
--------------------------------------------------------------------------------------------------------------------
                         Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide necessary or additional benefits.
--------------------------------------------------------------------------------------------------------------------
MINIMUM CONTRIBUTION     o $20 each contribution
AMOUNTS                  o maximum contribution limits may apply.
--------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY     o Lump sum withdrawals
                         o Several withdrawal options on a periodic basis
                         o Required minimum distribution option
                         o Contract surrender

                         Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS           o Fixed annuity payout options
                         o Variable annuity payout options
--------------------------------------------------------------------------------------------------------------------

-----
11  EQUI-VEST employer-sponsored retirement programs at a glance - key features
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------
ADDITIONAL FEATURES     o Dollar cost averaging by automatic transfers
                          - Interest sweep option
                          - Fixed dollar option
                        o Automatic investment program (not applicable to all
                          contracts)
                        o Account value rebalancing (quarterly, semiannually,
                          and annually)
                        o No charge on transfers among investment options
                        o Waiver of withdrawal charge for disability,
                          confinement to a nursing home, and terminal illness
                          (series 300 and 400 only)
-------------------------------------------------------------------------------
FEES AND CHARGES        o Daily charge on amounts invested in variable
                          investment options for mortality and expense risks
                          and other expenses at current annual rates determined
                          by contract series:
                          series 100 - 1.34%; three options at 1.49%.
                          series 200 - 1.34%; three options at 1.40%.
                          series 300 and 400: 1.35% (maximum of 2.00% for
                          series 400).

                        o Annual administrative charge:
                          series 100 and 200: $30 or 2% of the account value, if less.
                          series 300 and 400: $30 currently or during the first two contract years 2% of the account value, if less
                          ($65 maximum).

                        o Charge for third-party transfer (such as in the case
                          of a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company):
                          series 100 and 200: none
                          series 300 and 400: $25 currently
                          ($65 maximum) per occurrence.

                        o No sales charge deducted at the time you make
                          contributions.

                        o Withdrawal charge:
                          - series 300, 400, and Trusteed contracts under series
                            100 and 200: We deduct a charge equal to 6% of contributions that have been withdrawn if such contributions were made in the current and five prior contract years.

                          All non-Trusteed contracts under series 100 and 200:
                          6% generally declining for the first through 12th contract years. The total of all withdrawal charges may not exceed 8% of all contributions made during a specified period before the withdrawal is made.

                          There is no charge in any contract year in which the
                          amount withdrawn does not exceed 10% of your account
                          value at the time of your withdrawal request minus
                          prior withdrawals in that contract year. Under certain
                          circumstances the withdrawal charge will not apply.
                          They are discussed in "Charges and expenses" later in
                          this prospectus.
-------------------------------------------------------------------------------


-----
12  EQUI-VEST employer-sponsored retirement programs at a glance - key features
--------------------------------------------------------------------------------


FEES AND CHARGES      ---------------------------------------------------------
(CONTINUED)           The "contract date" is the effective date of a contract.
                      This usually is the business day we receive the properly
                      completed and signed application, along with any other
                      required documents and your initial contribution. Your
                      contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month
                      period after that date is a "contract year." The end of
                      each 12-month period is your "contract date anniversary."
                      ---------------------------------------------------------
                      o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your
                        state. The charge is generally deducted from the amount
                        applied to an annuity payout option.
                      o We deduct a $350 annuity administrative fee from amounts applied to a variable annuity payout option.
                      o Annual expenses of EQ Advisors Trust portfolios are
                        calculated as a percentage of the average daily net
                        assets invested in each portfolio. These expenses
                        include management fees ranging from 0.25% to 1.15%
                        annually, other expenses, and for Class IB shares 12b-1
                        fees of 0.25% annually.
-------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

OTHER CONTRACTS. We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different than those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table

--------
13  Fee table
--------------------------------------------------------------------------------


The fee tables below will help you understand the various charges and expenses that apply to your contract series. The tables reflect charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The guaranteed interest option and fixed maturity options is not covered by the fee tables and examples. However, the annual administrative charge, the withdrawal charge, and the third-party transfer or exchange charge do apply to the guaranteed interest option. Also, an annuity administrative fee may apply when your annuity payments are to begin.




---------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------

                               EQ/BALANCED, ALLIANCE       ALL OTHER
                               COMMON STOCK, ALLIANCE  VARIABLE INVESTMENT
                               MONEY MARKET OPTIONS        OPTIONS
                               ----------------------  -------------------
                                 SERIES     SERIES     SERIES     SERIES1
                                  100        200        100        200             SERIES 300 AND 400
                                --------   --------   --------   --------   -----------------------------------
Mortality and expense risk(1)       0.65%      1.15%      0.50%      1.09%      1.10%  current
Other expenses(2)                   0.84%      0.25%      0.84%      0.25%      0.25%
                                --------   --------   --------   --------   --------
Total Separate Account A
  annual expenses(3)(4)             1.49%      1.40%      1.34%      1.34%      1.35%  current (2.00% maximum
                                ========   ========   ========   ========   ========   for series 400)




---------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
---------------------------------------------------------------------------------------------------------
Annual administrative charge(5)                          $30 (under series 300 and 400: $65 maximum
                                                         for series 400)
---------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Maximum withdrawal charge(6)                             6%
Charge for third-party transfer or exchange              series 100 and 200: none
                                                         series 300 and 400: $25 for each occurrence
                                                         ($65 maximum per occurrence for series 400)
---------------------------------------------------------------------------------------------------------

-----
14  Fee table
--------------------------------------------------------------------------------


EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)





-----------------------------------------------------------------------------------------------------------------
                                                                                                     TOTAL
                                                                                      OTHER          ANNUAL
                                                                                   EXPENSES         EXPENSES
                                                 MANAGEMENT                    (AFTER EXPENSES   (AFTER EXPENSES
                                                  FEES(7)       12b-1 FEE(8)    LIMITATION)(9)    LIMITATION)(10)
-----------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 0.60%            N/A             0.04%             0.64%
Alliance Common Stock                               0.46%            N/A             0.04%             0.50%
Alliance Conservative Investors                     0.60%            N/A             0.07%             0.67%
Alliance Equity Index                               0.25%            N/A             0.05%             0.30%
Alliance Global                                     0.73%            N/A             0.09%             0.82%
Alliance Growth and Income                          0.59%            N/A             0.05%             0.64%
Alliance Growth Investors                           0.57%            N/A             0.05%             0.62%
Alliance High Yield                                 0.60%            N/A             0.05%             0.65%
Alliance Intermediate Government Securities         0.50%            N/A             0.07%             0.57%
Alliance International                              0.85%            N/A             0.20%             1.05%
Alliance Money Market                               0.34%            N/A             0.05%             0.39%
EQ/Alliance Premier Growth                          0.90%           0.25%            0.00%             1.15%
Alliance Quality Bond                               0.53%            N/A             0.05%             0.58%
Alliance Small Cap Growth                           0.75%            N/A             0.07%             0.82%
EQ/Alliance Technology                              0.90%           0.25%            0.00%             1.15%
EQ/Balanced                                         0.57%            N/A             0.05%             0.62%
Calvert Socially Responsible                        0.65%           0.25%            0.15%             1.05%
Capital Guardian Research                           0.65%           0.25%            0.05%             0.95%
Capital Guardian U.S. Equity                        0.65%           0.25%            0.05%             0.95%
EQ/Evergreen                                        0.65%           0.25%            0.05%             0.95%
EQ/Evergreen Foundation                             0.60%           0.25%            0.10%             0.95%
MFS Emerging Growth Companies                       0.65%           0.25%            0.10%             1.00%
MFS Growth with Income                              0.60%           0.25%            0.10%             0.95%
MFS Research                                        0.65%           0.25%            0.05%             0.95%
Mercury Basic Value Equity                          0.60%           0.25%            0.10%             0.95%
Mercury World Strategy                              0.70%           0.25%            0.25%             1.20%
Morgan Stanley Emerging Markets Equity              1.15%           0.25%            0.35%             1.75%
EQ/Putnam Balanced                                  0.60%           0.25%            0.05%             0.90%
EQ/Putnam Growth & Income Value                     0.60%           0.25%            0.10%             0.95%
T. Rowe Price Equity Income                         0.60%           0.25%            0.10%             0.95%
T. Rowe Price International Stock                   0.85%           0.25%            0.15%             1.25%
Warburg Pincus Small Company Value                  0.75%           0.25%            0.10%             1.10%
-----------------------------------------------------------------------------------------------------------------

-----
15  Fee tabke
--------------------------------------------------------------------------------

----------
Notes:

(1)   A portion of this charge is for providing the death benefit.


(2) For the series 300 and 400 contracts: we currently charge 0.25% for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock, and Alliance Money Market options and 0.24% for all the other options (we reserve the right to increase this charge to 0.25% at our discretion). For series 100 and 200 contracts, this charge is for financial accounting and other administrative services relating to the contract.

(3) Total Separate Account A annual expenses (not including EQ Advisors Trust fees and other expenses) are guaranteed not to exceed a total annual rate of: (i) 2.00% for series 400; (ii) 1.35% for series 300 contracts; and
      (iii) 1.49% for series 100 contracts and 1.40% for series 200 contracts for the EQ/Balanced, Alliance Common Stock, and Alliance Money Market options; and (iv) for series 100 and 200 contracts an annual rate of 1.34% for all the other options except for those in (iii).

(4) For series 100 and 200 contracts, the total Separate Account A annual expenses and total annual expenses of EQ Advisors Trust fees when added together are not permitted to exceed 1.75% for the EQ/Aggressive
      Stock, EQ/Balanced, Alliance Common Stock and Alliance Money Market options. Without this expense limitation, the total annual expenses deducted from the variable investment options plus EQ Advisors Trust annual expenses for 1999 (as restated to reflect the revised management fees and the .01% increase in expenses that occurred when these portfolios became part of EQ Advisors Trust) would have been 1.79% for the Alliance Money Market option; 1.90% for the Alliance Common Stock option; 1.98% for the EQ/Aggressive Stock option; and 2.02% for the EQ/Balanced option.

(5) For series 300 and 400 contracts, during the first two contract years, this charge is currently equal to the lesser of $30 or 2% of your account value if it applies. Thereafter, the charge is $30 for each contract year, but we reserve the right to increase this charge to an annual maximum of $65. For series 100 and 200 contracts, some contracts are exempt from this charge.

(6) This charge applies to withdrawn contributions that were made in the current and five prior years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(7) The management fees shown reflect revised management fees effective on or about May 1, 2000 which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(8) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Class IA shares of EQ Advisors Trust are not subject to these fees.

(9) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (10) for any expense limitation agreements.

      On October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% of each of these portfolios.

(10) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen; EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity; EQ/Putnam Growth & Income Value, and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced. The expense limitations for the EQ/Putnam Growth & Income Value, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe

-----
16  Fee table
--------------------------------------------------------------------------------


    Price International Stock and Warburg Pincus Small Company Value, portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.

    Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
    1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity, 0.47% for Capital Guardian Research, 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation, 0.37% for MFS Growth with Income, 0.17% for MFS Research, 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.21% for T. Rowe Price Equity Income; and 0.28% for EQ/Putnam Balanced. Initial seed capital was invested on April 30, 1999 for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity and Capital Guardian Research portfolios and will be invested on or about May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.

    Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

-----
17  Fee table
--------------------------------------------------------------------------------

EXAMPLES: EQUI-VEST SERIES 300 AND 400 CONTRACTS


For each type of series 300 and 400 contract, the examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated charge for the purpose of these examples of $0.51 per $1,000. We also assume there is no waiver of the withdrawal charge. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum series 400 expenses rather than the lower current series 400 expenses or series 300 expenses.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



------------------------------------------------------------------------------------------------
                                                       IF YOU SURRENDER YOUR CONTRACT AT
                                                       THE END OF EACH PERIOD SHOWN, THE
                                                              EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                             $ 83.42     $ 144.18     $ 207.49    $ 311.73
 Alliance Common Stock                           $ 82.03     $ 140.05     $ 200.23    $ 297.51
 Alliance Conservative Investors                 $ 83.71     $ 145.07     $ 209.04    $ 314.75
 Alliance Equity Index                           $ 80.04     $ 134.12     $ 189.78    $ 276.84
 Alliance Global                                 $ 85.20     $ 149.48     $ 216.34    $ 329.72
 Alliance Growth and Income                      $ 83.42     $ 144.18     $ 207.49    $ 311.73
 Alliance Growth Investors                       $ 83.22     $ 143.59     $ 206.45    $ 309.71
 Alliance High Yield                             $ 83.52     $ 144.48     $ 208.00    $ 312.74
 Alliance Intermediate Government Securities     $ 82.72     $ 142.12     $ 203.86    $ 304.65
 Alliance International                          $ 87.49     $ 156.22     $ 227.38    $ 352.23
 Alliance Money Market                           $ 80.93     $ 136.79     $ 194.49    $ 286.19
 EQ/Alliance Premier Growth                      $ 88.48     $ 159.15           --          --
 Alliance Quality Bond                           $ 82.82     $ 142.41     $ 204.38    $ 305.66
 Alliance Small Cap Growth                       $ 85.20     $ 149.48     $ 216.34    $ 329.72
 EQ/Alliance Technology                          $ 88.48     $ 159.15           --          --
 EQ/Balanced                                     $ 83.22     $ 143.59     $ 206.45    $ 309.71
 Capital Guardian Research                       $ 86.49     $ 152.30           --          --
 Capital Guardian U.S. Equity                    $ 86.49     $ 153.30           --          --
 EQ/Evergreen                                    $ 86.49     $ 153.30     $ 222.60    $ 342.51
 EQ/Evergreen Foundation                         $ 86.49     $ 153.30     $ 222.60    $ 342.51
 MFS Emerging Growth Companies                   $ 86.99     $ 154.76     $ 224.99    $ 347.38
 MFS Growth with Income                          $ 86.49     $ 153.30     $ 222.60    $ 342.51
 MFS Research                                    $ 86.49     $ 153.30     $ 222.60    $ 342.51
 Mercury Basic Value Equity                      $ 86.49     $ 153.30     $ 222.60    $ 342.51
 Mercury World Strategy                          $ 88.98     $ 160.60     $ 234.52    $ 366.63
 Morgan Stanley Emerging Markets Equity          $ 94.44     $ 176.54     $ 260.31    $ 417.55
 EQ/Putnam Balanced                              $ 86.00     $ 151.83     $ 220.19    $ 337.61
 EQ/Putnam Growth & Income Value                 $ 86.49     $ 153.30     $ 222.60    $ 342.51
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                                                       IF YOU DO NO SURRENDER YOUR CONTRACT AT
                                                         THE END OF EACH PERIOD SHOWN, THE
                                                              EXPENSES WOULD BE:
                                                 -----------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                             $ 28.24     $  86.58     $ 147.49    $ 311.73
 Alliance Common Stock                           $ 26.77     $  82.20     $ 140.23    $ 297.51
 Alliance Conservative Investors                 $ 28.56     $  87.52     $ 149.04    $ 314.75
 Alliance Equity Index                           $ 24.67     $  75.91     $ 129.78    $ 276.84
 Alliance Global                                 $ 30.13     $  92.20     $ 156.76    $ 329.72
 Alliance Growth and Income                      $ 28.24     $  86.58     $ 147.49    $ 311.73
 Alliance Growth Investors                       $ 28.03     $  85.96     $ 146.45    $ 309.71
 Alliance High Yield                             $ 28.35     $  86.89     $ 148.00    $ 312.74
 Alliance Intermediate Government Securities     $ 27.51     $  84.39     $ 143.86    $ 304.65
 Alliance International                          $ 32.54     $  99.35     $ 168.50    $ 352.23
 Alliance Money Market                           $ 25.62     $  78.74     $ 134.49    $ 286.19
 EQ/Alliance Premier Growth                      $ 33.59     $ 102.44           --          --
 Alliance Quality Bond                           $ 27.61     $  84.70     $ 144.38    $ 305.66
 Alliance Small Cap Growth                       $ 30.13     $  92.20     $ 156.76    $ 329.72
 EQ/Alliance Technology                          $ 33.59     $ 102.44           --          --
 EQ/Balanced                                     $ 28.03     $  85.96     $ 146.45    $ 309.71
 Capital Guardian Research                       $ 31.49     $  96.24           --          --
 Capital Guardian U.S. Equity                    $ 31.49     $  96.24           --          --
 EQ/Evergreen                                    $ 31.49     $  96.24     $ 163.41    $ 342.51
 EQ/Evergreen Foundation                         $ 31.49     $  96.24     $ 163.41    $ 342.51
 MFS Emerging Growth Companies                   $ 32.02     $  97.80     $ 165.96    $ 347.38
 MFS Growth with Income                          $ 31.49     $  96.24     $ 163.41    $ 342.51
 MFS Research                                    $ 31.49     $  96.24     $ 163.41    $ 342.51
 Mercury Basic Value Equity                      $ 31.49     $  96.24     $ 163.41    $ 342.51
 Mercury World Strategy                          $ 34.12     $ 103.99     $ 176.10    $ 366.63
 Morgan Stanley Emerging Markets Equity          $ 39.89     $ 120.89     $ 203.53    $ 417.55
 EQ/Putnam Balanced                              $ 30.97     $  94.69     $ 160.86    $ 337.61
 EQ/Putnam Growth & Income Value                 $ 31.49     $  96.24     $ 163.41    $ 342.51
------------------------------------------------------------------------------------------------

-----
18  Fee table
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                              IF YOU SURRENDER YOUR CONTRACT AT
                                              THE END OF EACH PERIOD SHOWN, THE
                                                     EXPENSES WOULD BE:
                                        -----------------------------------------------
                                         1 YEAR      3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------------------
 T. Rowe Price Equity Income            $ 86.49     $ 153.30     $ 222.60    $ 342.51
 T. Rowe Price International Stock      $ 89.47     $ 162.06     $ 236.89    $ 371.38
 Warburg Pincus Small Company Value     $ 87.98     $ 157.69     $ 229.77    $ 357.06
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                              IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                 THE END OF EACH PERIOD SHOWN, THE
                                                       EXPENSES WOULD BE:
                                        -----------------------------------------------
                                         1 YEAR      3 YEARS      5 YEARS    10 YEARS
---------------------------------------------------------------------------------------
 T. Rowe Price Equity Income            $ 31.49     $  96.24     $ 163.41    $ 342.51
 T. Rowe Price International Stock      $ 34.64     $ 105.53     $ 178.62    $ 371.38
 Warburg Pincus Small Company Value     $ 33.07     $ 100.90     $ 171.04    $ 357.06
---------------------------------------------------------------------------------------



(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."

-----
19  Fee table
--------------------------------------------------------------------------------


EXAMPLES: EQUI-VEST SERIES 100 AND 200 CONTRACTS

For each type of series 100 and 200 contract, the examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a $1,000 contribution is invested in one of the variable investment options listed, and a 5% annual return is earned on the assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. We also assume there is no waiver of the withdrawal charge. Other than as indicated above, the charges and expenses used to compute the examples below are the maximum expenses (taking into account the expense limitation at an annual rate of 1.75% for the EQ/Aggressive Stock, EQ/Balanced, Alliance Common Stock and Alliance Money Market options) rather than the lower current charge.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE: FOR SEP, SARSEP, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS:




-----------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                               80.77       124.26       163.50       254.45
Alliance Common Stock                             80.77       124.26       163.50       254.45
Alliance Conservative Investors                   83.33       132.00       176.57       281.82
Alliance Equity Index                             79.68       120.97       157.93       242.66
Alliance Global                                   84.81       136.45       184.04       297.29
Alliance Growth and Income                        83.04       131.11       175.07       278.70
Alliance Growth Investors                         82.84       130.51       174.07       276.62
Alliance High Yield                               83.13       131.41       175.57       279.74
Alliance Intermediate Government Securities       82.35       129.03       171.56       271.38
Alliance International                            87.08       143.24       195.40       320.55
Alliance Money Market                             80.77       124.26       163.50       254.45
EQ/Alliance Premier Growth                        88.07       146.18           --           --
Alliance Quality Bond                             82.44       129.33       172.06       272.43
Alliance Small Cap Growth                         84.81       136.45       184.04       297.29
EQ/Alliance Technology                            88.07       146.18           --           --
EQ/Balanced                                       80.77       124.26       163.50       254.45
Calvert Socially Responsible                      87.08       143.24       195.40       320.55
Capital Guardian Research                         86.09       140.29           --           --
Capital Guardian U.S. Equity                      86.09       140.29           --           --
EQ/Evergreen                                      86.09       140.29       190.48       310.50
EQ/Evergreen Foundation                           86.09       140.29       190.48       310.50
MFS Emerging Growth Companies                     86.59       141.77       192.94       315.54
MFS Growth with Income                            86.09       140.29       190.48       310.50
MFS Research                                      86.09       140.29       190.48       310.50
-----------------------------------------------------------------------------------------------

-----
20  Fee table
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                             1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
Mercury Basic Value Equity                   86.09       140.29       190.48       310.50
Mercury World Strategy                       88.56       147.65       202.75       335.43
Morgan Stanley Emerging Markets Equity       93.99       163.71       229.29       388.06
EQ/Putnam Balanced                           85.60       138.81       188.00       305.44
EQ/Putnam Growth & Income Value              86.09       140.29       190.48       310.50
T. Rowe Price Equity Income                  86.09       140.29       190.48       310.50
T. Rowe Price International Stock            89.05       149.12       205.19       340.33
Warburg Pincus Small Company Value           87.57       144.71       197.86       325.53
-----------------------------------------------------------------------------------------------

-----
21  Fee table
--------------------------------------------------------------------------------

FOR TSA AND UNIVERSITY TSA CONTRACTS:


-----------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                               74.58       117.68       163.50       254.45
Alliance Common Stock                             74.58       117.68       163.50       254.45
Alliance Conservative Investors                   77.16       125.48       176.57       281.82
Alliance Equity Index                             73.49       114.37       157.93       242.66
Alliance Global                                   78.65       129.95       184.04       297.29
Alliance Growth and Income                        76.86       124.58       175.07       278.70
Alliance Growth Investors                         76.67       123.98       174.07       276.62
Alliance High Yield                               76.96       124.88       175.57       279.74
Alliance Intermediate Government Securities       76.17       122.48       171.56       271.38
Alliance International                            80.93       136.79       195.40       320.55
Alliance Money Market                             74.58       117.68       163.50       254.45
EQ/Alliance Premier Growth                        81.93       139.75           --           --
Alliance Quality Bond                             76.27       122.78       172.06       272.43
Alliance Small Cap Growth                         78.65       129.95       184.04       297.29
EQ/Alliance Technology                            81.93       139.75           --           --
EQ/Balanced                                       74.58       117.68       163.50       254.45
Calvert Socially Responsible                      80.93       136.79       195.40       320.55
Capital Guardian Research                         79.94       133.82           --           --
Capital Guardian U.S. Equity                      79.94       133.82           --           --
EQ/Evergreen                                      79.94       133.82       190.48       310.50
EQ/Evergreen Foundation                           79.94       133.82       190.48       310.50
MFS Emerging Growth Companies                     80.44       135.31       192.94       315.54
MFS Growth with Income                            79.94       133.82       190.48       310.50
MFS Research                                      79.94       133.82       190.48       310.50
Mercury Basic Value Equity                        79.94       133.82       190.48       310.50
Mercury World Strategy                            82.42       141.23       202.75       335.43
Morgan Stanley Emerging Markets Equity            87.88       157.39       229.29       388.06
EQ/Putnam Balanced                                79.45       132.33       188.00       305.44
EQ/Putnam Growth & Income Value                   79.94       133.82       190.48       310.50
T. Rowe Price Equity Income                       79.94       133.82       190.48       310.50
T. Rowe Price International Stock                 82.92       142.71       205.19       340.33
Warburg Pincus Small Company Value                81.43       138.27       197.86       325.53
-----------------------------------------------------------------------------------------------

-----
22  Fee table
--------------------------------------------------------------------------------


FOR ALL SERIES 200 TRUSTEED CONTRACTS:





-----------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                               74.58       117.68       160.57       217.78
Alliance Common Stock                             74.58       117.68       160.57       217.78
Alliance Conservative Investors                   77.16       125.48       174.46       246.11
Alliance Equity Index                             73.49       114.37       154.65       205.57
Alliance Global                                   78.65       129.95       182.41       262.12
Alliance Growth and Income                        76.86       124.58       172.87       242.88
Alliance Growth Investors                         76.67       123.98       171.80       240.72
Alliance High Yield                               76.96       124.88       173.40       243.95
Alliance Intermediate Government Securities       76.17       122.48       169.14       235.30
Alliance International                            80.93       136.79       194.49       286.19
Alliance Money Market                             74.58       117.68       160.57       217.78
EQ/Alliance Premier Growth                        81.93       139.75           --           --
Alliance Quality Bond                             76.27       122.78       169.67       236.39
Alliance Small Cap Growth                         78.65       129.95       182.41       262.12
EQ/Alliance Technology                            81.93       139.75           --           --
EQ/Balanced                                       74.58       117.68       160.57       217.78
Capital Guardian Research                         79.94       133.82           --           --
Capital Guardian U.S. Equity                      79.94       133.82           --           --
EQ/Evergreen                                      79.94       133.82       189.25       275.79
EQ/Evergreen Foundation                           79.94       133.82       189.25       275.79
MFS Emerging Growth Companies                     80.44       135.31       191.87       281.01
MFS Growth with Income                            79.94       133.82       189.25       275.79
MFS Research                                      79.94       133.82       189.25       275.79
Mercury Basic Value Equity                        79.94       133.82       189.25       275.79
Mercury World Strategy                            82.42       141.23       202.30       301.59
Morgan Stanley Emerging Markets Equity            87.88       157.39       229.29       356.09
EQ/Putnam Balanced                                79.45       132.33       186.62       270.55
EQ/Putnam Growth & Income Value                   79.94       133.82       189.25       275.79
T. Rowe Price Equity Income                       79.94       133.82       189.25       275.79
T. Rowe Price International Stock                 82.92       142.71       204.90       306.68
Warburg Pincus Small Company Value                81.43       138.27       197.10       291.35
-----------------------------------------------------------------------------------------------

-----
23 Fee table
--------------------------------------------------------------------------------


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF EACH PERIOD SHOWN, THE EXPENSES WOULD BE:
FOR ALL SERIES 100 AND 200 CONTRACTS:




-----------------------------------------------------------------------------------------------
                                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
 EQ/Aggressive Stock                               18.90        58.49       100.57       217.78
 Alliance Common Stock                             18.90        58.49       100.57       217.78
 Alliance Conservative Investors                   21.63        66.75       114.46       246.11
 Alliance Equity Index                             17.75        54.98        94.65       205.57
 Alliance Global                                   23.20        71.49       122.41       262.12
 Alliance Growth and Income                        21.31        65.80       112.87       242.88
 Alliance Growth Investors                         21.11        65.16       111.80       240.72
 Alliance High Yield                               21.42        66.11       113.40       243.95
 Alliance Intermediate Government Securities       20.58        63.58       109.14       235.30
 Alliance International                            25.62        78.74       134.49       286.19
 Alliance Money Market                             18.90        58.49       100.57       217.78
 EQ/Alliance Premier Growth                        26.67        81.88           --           --
 Alliance Quality Bond                             20.69        63.89       109.67       236.39
 Alliance Small Cap Growth                         23.20        71.49       122.41       262.12
 EQ/Alliance Technology                            26.67        81.88           --           --
 EQ/Balanced                                       18.90        58.49       100.57       217.78
 Calvert Socially Responsible                      25.62        78.74       134.49       286.19
 Capital Guardian Research                         24.57        75.60           --           --
 Capital Guardian U.S. Equity                      24.57        75.60           --           --
 EQ/Evergreen                                      24.57        75.60       129.25       275.79
 EQ/Evergreen Foundation                           24.57        75.60       129.25       275.79
 MFS Emerging Growth Companies                     25.09        77.17       131.87       281.01
 MFS Growth with Income                            24.57        75.60       129.25       275.79
 MFS Research                                      24.57        75.60       129.25       275.79
 Mercury Basic Value Equity                        24.57        75.60       129.25       275.79
 Mercury World Strategy                            27.19        83.45       142.30       301.59
 Morgan Stanley Emerging Markets Equity            32.96       100.59       170.53       356.09
 EQ/Putnam Balanced                                24.04        74.02       126.62       270.55
 EQ/Putnam Growth & Income Value                   24.57        75.60       129.25       275.79
 T. Rowe Price Equity Income                       24.57        75.60       129.25       275.79
 T. Rowe Price International Stock                 27.72        85.02       144.90       306.68
 Warburg Pincus Small Company Value                26.14        80.31       137.10       291.35
-----------------------------------------------------------------------------------------------


----------
(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."

-----
24  Fee table
--------------------------------------------------------------------------------


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued, (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" under "Charges and expenses."




CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus, for the unit values and number of units outstanding as of the periods shown for each of the variable investment options, available as of December 31, 1999.

1
Contract features and benefits

--------
25  Contract features and benefits
--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount of $20 for each type and series of contract purchased . If the total annual contributions to a TSA will be at least $200 annually, we may accept contributions of less than $20. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract.




-------------------------------------------------------------------------------------------------------------------------
CONTRACT TYPE            SOURCE OF CONTRIBUTIONS                         LIMITATIONS ON CONTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
SEP                      o Employer                                      o Annual employer contributions up to the
                                                                           lesser of $25,500 or 15% of employee
                                                                           compensation
                                                                         o Limits on contributions after age 70 1/2
-------------------------------------------------------------------------------------------------------------------------
SARSEP                   o Employer remitted employee salary reduction   o Annual employer contributions up to the
                           and/or nonelective employer contributions       lesser of $25,500 or 15% of employee
                           (pre 1997 plans only)                           compensation
                                                                         o Limits on contributions after age 70 1/2
                                                                         o Maximum salary reduction contribution is
                                                                           $10,500 for 2000
-------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA               o Employee salary reduction; employer match     o Salary reduction contributions up to $6,000;
                                                                           employer matching contributions up to 3%
                                                                           of employee compensation
                                                                         o Limits on contributions after age 70 1/2
-------------------------------------------------------------------------------------------------------------------------
Unincorporated and       o Employer, including for self employed         o Maximum amount of contributions subject to
 Corporate Trusteed      o Salary reduction 401(k) if plan permits         tax law formula which varies
                                                                         o Maximum salary reduction contribution is
                                                                           $10,500 for 2000
-------------------------------------------------------------------------------------------------------------------------
TSA and University TSA   o Employer remitted employee salary reduction   o Maximum amount of contributions subject to
                           and/or nonelective employer contributions       tax law formula which varies
                         o Rollovers from another TSA contract or        o Maximum salary reduction contribution is
                           arrangement                                     $10,500 for 2000
                         o Direct transfers from another contract or     o Rollover or direct transfer contributions after
                           arrangement complying with Internal             age 70 1/2 must be net of required minimum
                           Revenue Code (or "Code") Section 403(b) by      distributions
                           means of IRS Revenue Ruling 90-24.
-------------------------------------------------------------------------------------------------------------------------
EDC                      o Employer remitted employee salary reduction   o Maximum contribution is $8,000 for 2000 or
                           and/or employer contributions                   33 1/3% of includible compensation
-------------------------------------------------------------------------------------------------------------------------

 ----------
 26  Contract features and benefits
 -------------------------------------------------------------------------------

 IRA FUNDING. The contracts we issue to fund SEP, SARSEP and, SIMPLE IRA programs are individual retirement annuities, or "IRAs." Internal Revenue Service ("IRS") rules for traditional IRA also generally apply to those programs.

                       ---------------------------------

 See "Tax information" for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST contracts with the same annuitant would then total more than $1,000,000. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

 For information on when contributions are credited see "Dates and prices at which contract events occur" under "More information" later in this prospectus.


 SARSEP, CORPORATE TRUSTEED AND CERTAIN HR-10 CONTRACTS

 We no longer offer the EQUI-VEST contracts under SARSEP, Corporate Trusteed and Annuitant-Owned HR-10 plans, except as follows:


 o If you established a SARSEP before 1997, you may continue to make contributions for existing and new employees under salary reduction arrangements. We will issue a contract to each participating employee for whom a contract has not previously been issued.


 o If you are an incorporated employer and already have a retirement plan funded by the EQUI-VEST contracts, we will enroll new employees under your contract and accept contributions for existing employees.


 o If an employer established an HR-10 plan where EQUI-VEST contracts are owned by the annuitant, rather than by a trustee, we will offer Annuitant
    - Owned HR-10 contracts to new employees and continue to accept contributions for all participating employees.


 o If a retirement plan is qualified under section 401(a) of the Internal Revenue Code and is sponsored by a state or local governmental entity.



 OWNER AND ANNUITANT REQUIREMENTS


 For the following employer-funded programs, the employee must be the owner and the annuitant on the contract: SEP-IRA, SARSEP-IRA, SIMPLE-IRA, TSA, University TSA and Annuitant HR-10.

 The trustee under Trusteed HR-10 corporate retirement and governmental plans is the owner of the contract. In each case, the employee is the annuitant. We do not act as trustee for these plans. Only Trusteed contracts may be sold in Puerto Rico and the tax aspects that apply to such contracts may differ from those described in this prospectus.


 Under EDC contracts, the employer or a trust must be the owner and the employee is the annuitant. EDC contracts are not currently available for state or municipal government plans in Texas.


 HOW YOU CAN MAKE YOUR CONTRIBUTIONS


 Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

 Additional contributions may be made by our automatic investment program. The method of payment is discussed in detail in "About other methods of payment" in "More information" later in this prospectus.

 Your initial contribution must generally be accompanied by an application and any other form we need to process the contribution. If any information is missing or unclear we will try to obtain that information. If we are unable to obtain all the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your

-----
 27  Contract features and benefits
--------------------------------------------------------------------------------

 behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


 Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.



 Generally our "business day" is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We may, however, close due to emergency conditions.



 WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


 Your investment options, subject to any employer plan limitations, are the variable investment options and the guaranteed interest option and the fixed maturity options available under the investment method you select (see "Selecting your investment method").



 VARIABLE INVESTMENT OPTIONS


 Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.



-------------------------------------------------------------------------------
 Contractholders can choose from among the variable investment options, subject to certain restrictions.
-------------------------------------------------------------------------------


PORTFOLIOS OF EQ/ADVISORS TRUST

----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                         ADVISER
----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock               Long-term growth of capital                       Alliance Capital Management L.P.,
                                                                                    Massachussets Financial Services
                                                                                    Company
----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock             Long-term growth of capital and increasing        Alliance Capital Management L.P.
                                  income
----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors   High total return without, in the adviser's       Alliance Capital Management L.P.
                                  opinion, undue risk to principal
----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index             Total return (before EQ Advisors Trust and        Alliance Capital Management L.P.
                                  Separate Account A annual expenses) that
                                  approximates the total return performance of the
                                  Standard & Poor's 500 Composite Stock Price
                                  Index
----------------------------------------------------------------------------------------------------------------------
Alliance Global                   Long-term growth of capital                       Alliance Capital Management L.P.
----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income        High total return through a combination of        Alliance Capital Management L.P.
                                  current income and capital appreciation
----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors         High total return consistent with the adviser's   Alliance Capital Management L.P.
                                  determination of reasonable risk
----------------------------------------------------------------------------------------------------------------------

-----
28  Contract features and benefits
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                    OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
Alliance High Yield               High return by maximizing current income and,      Alliance Capital Management L.P.
                                  to the extent consistent with that objective,
                                  capital appreciation
------------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate             High current income consistent with relative       Alliance Capital Management L.P.
Government Securities             stability of principal
------------------------------------------------------------------------------------------------------------------------------
Alliance International            Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
Alliance Money Market             High level of current income while preserving      Alliance Capital Management L.P.
                                  assets and maintaining liquidity
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth        Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond             High current income consistent with preservation   Alliance Capital Management L.P.
                                  of capital
------------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth         Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology            Long-term growth of capital                        Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                       High return through a combination of current       Alliance Capital Management L.P.,
                                  income and capital appreciation                    Capital Guardian Trust Company
                                                                                     Prudential Investment Fund
                                                                                     Management, LLC,
                                                                                     Jennison Associates LLC
------------------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible      Long-term capital appreciation                     Calvert Asset Management Company, Inc.
(Available only for TSA and EDC                                                      and Brown Capital Management, Inc.
contracts)
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research         Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity      Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                      Long-term growth of capital                        Evergreen Asset Management Corp.
------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation           In order of priority, reasonable income,           Evergreen Asset Management Corp.
                                  conservation of capital, and capital appreciation
------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth               Long-term capital growth                           Massachusetts Financial Services Company
Companies
------------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income            Reasonable current income and long-term            Massachusetts Financial Services Company
                                  growth of capital and income
------------------------------------------------------------------------------------------------------------------------------

----------
29  Contract features and benefits
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                   OBJECTIVE                                         ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS Research                     Long-term growth of capital and future income     Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity       Capital appreciation and, secondarily, income     Mercury Asset Management US
------------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy           High total investment return                      Mercury Asset Management US
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging          Long-term capital appreciation                    Morgan Stanley Asset Management
Markets Equity
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced               Balanced investment                               Putnam Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income        Capital growth, current income is a secondary     Putnam Investment Management, Inc.
Value                            objective
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income      Substantial dividend income and also capital      T. Rowe Price Associates, Inc.
                                 appreciation
------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International      Long-term growth of capital                       Rowe Price-Fleming International, Inc.
Stock
------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company     Long-term capital appreciation                    Warburg Pincus Asset Management, Inc.
Value
------------------------------------------------------------------------------------------------------------------------------



 Other important information about the portfolios is included in the separate prospectus for EQ Advisors Trust attached at the end of this prospectus.


 GUARANTEED INTEREST OPTION


 The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information."


 We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

 (1)  the minimum interest rate guaranteed over the life of the contract,

 (2)  the yearly guaranteed interest rate for the calendar year, and

 (3)  the current interest rate.


 We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

 We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. An exception to this approach applies to Corporate Trusteed contracts and EDC contracts issued to government employees in New York whose EQUI-VEST funding arrangements became effective on and after July 1, 1989. Generally, we assign an interest rate to the total amounts invested in Corporate Trusteed and EDC contracts issued to government employees in New York regardless of when allocations were made to the guaranteed interest option.

 The minimum yearly guaranteed interest rate is 4% for the year 2000. The yearly guaranteed interest rate we set will never be less than the minimum guaranteed interest rate of

 ----------
 30  Contract features and benefits
 -------------------------------------------------------------------------------

 3% for the life of the contract. The rate is 4% for EQUI-VEST Corporate Trusteed contracts. Current interest rates will never be less than the yearly guaranteed rate.


 FIXED MATURITY OPTIONS

 We offer fixed maturity options with maturity dates ranging from one to ten years in states where they are approved. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. Your contributions will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are only available in all states where approved. Your financial professional can provide your state's approval status. For contracts issued in New York see "Charges and expenses" for information on withdrawal charges when amounts are allocated to the fixed maturity options.

 Fixed maturity options range from one to ten years to maturity.

 The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."

 On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

 FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on June 15th for each of the maturity years 2001 through 2010. Not all of these fixed maturity options will be available for annuitants ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.

 We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

 o you previously allocated a contribution or made a transfer to the same fixed maturity option; or

 o  the rate to maturity is 3% or less; or

 o the fixed maturity option's maturity date is within the current calendar year; or

 o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

 Your choices at the maturity date. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

 (a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

 (b) withdraw the maturity value (there may be a withdrawal charge).

 Currently, if we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the Alliance Money Market option, or another investment option if we are required to do

 ----------
 31  Contract features and benefits
 -------------------------------------------------------------------------------


 so by any state regulation or if we change our procedures in the future. Such a case is the State of New York where a different rule applies. See "For all series contracts issued in New York - fixed maturity options."


 MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

 (a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

 (b) the length of time remaining until the maturity date.

 In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


 We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III to this prospectus provides an example of how the market value adjustment is calculated.


 SELECTING YOUR INVESTMENT METHOD


 You must choose one of the following two methods for selecting your investment options:


 o MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.


 o MAXIMUM TRANSFER FLEXIBILITY. Under this method you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

 o TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

----------
32  Contract features and benefits
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------
                                        A
------------------------------------------------------------------------------------------------
 o Guaranteed Interest Option
------------------------------------------------------------------------------------------------
 DOMESTIC STOCK                                                         INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------
 o EQ/Aggressive Stock                                                o Alliance Global
 o Alliance Common Stock                                              o Alliance International
 o Alliance Equity Index                                              o Morgan Stanley Emerging
 o Alliance Growth and Income                                           Markets Equity
 o EQ/Alliance Premier Growth                                         o T. Rowe Price International
 o Alliance Small Cap Growth                                            Stock
 o EQ/Alliance Technology
 o Calvert Socially Responsible*
 o Capital Guardian Research
 o Capital Guardian U.S. Equity
 o EQ/Evergreen
 o MFS Emerging Growth
   Companies
 o MFS Growth with Income
 o MFS Research
 o Mercury Basic Value Equity
 o EQ/Putnam Growth & Income
   Value
 o T. Rowe Price Equity Income
 o Warburg Pincus Small
   Company Value
------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
------------------------------------------------------------------------------------------------
 o Alliance Growth Investors
 o EQ/Balanced
 o EQ/Evergreen Foundation
 o Mercury World Strategy
 o EQ/Putnam Balanced
------------------------------------------------------------------------------------------------
                                        B
------------------------------------------------------------------------------------------------
 FIXED INCOME
------------------------------------------------------------------------------------------------
 o Alliance High Yield                                                o Alliance Money Market
 o Alliance Intermediate                                              o Alliance Quality Bond
   Government Securities
------------------------------------------------------------------------------------------------
 BALANCED/HYBRID
------------------------------------------------------------------------------------------------
 o Alliance Conservative Investors
------------------------------------------------------------------------------------------------
 FIXED MATURITY OPTIONS
------------------------------------------------------------------------------------------------
 The fixed maturity options are only available in all states where approved.
 Transfer restrictions apply as indicated above under "Fixed maturity options and maturity dates."
------------------------------------------------------------------------------------------------


 * Only available for TSA and EDC contracts.


 Please note that under Trusteed contracts your employer or the plan trustee will select the investment options available to the participant. Under all other contracts, you may choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart above, is selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the maximum investment options choice investment method.


 ------------------------------------------------------------------------------
 A participant is an individual who participates in an employer's plan funded by an EQUI-VEST contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
 ------------------------------------------------------------------------------

 ERISA CONSIDERATIONS FOR EMPLOYERS

 If you are an employer and your plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA")
 Section 404(c), you or your plan trustee must make sure that the investment options chosen for your plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See
 "Tax information."

 See Appendix I for information regarding investment choices available under original contracts.

 ALLOCATING YOUR CONTRIBUTIONS


 Once you have made your investment method choice, you may allocate your contributions to one or more, or all of the investment options that you have chosen, subject to any restrictions under the investment method you chose. However, you may not allocate more than one contribution to any one fixed maturity option. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your contract's value." After your contract is issued, you may request that we add or eliminate any variable investment options that result in transfer restrictions. We reserve the right to deny your request. See "Transferring your money among investment options."

 ----------
 33  Contract features and benefits
 ------------------------------------------------------------------------------

 YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

 If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. In some states, this "free look"period may be longer.


 For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contributions but will not include interest. For contributions allocated to the fixed maturity options, your refund will equal the amount of contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, or interest or market value adjustment). For contracts issued to fund SEPs, SARSEPs or SIMPLE IRAs that are returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


 We may require that you wait six months before you apply for a contract with us again if:

 o  you cancel your contract during the free look period; or

 o you change your mind before you receive your contract whether we have received your contribution or not.

 Please see "Tax information" for possible consequences of cancelling your contract.

 2
 Determining your contract's value

 ----------------
 34  Determining your contract's value
 -------------------------------------------------------------------------------


 YOUR ACCOUNT VALUE AND CASH VALUE

 Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan under a TSA or Corporate Trusteed contract, amounts held in your loan reserve account (see "Additional loan provisions" in the SAI). These amounts are subject to certain fees and charges discussed in "Charges and expenses."

 Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value, less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative change, and under a TSA or Corporate Trusteed contract, less any outstanding loan plus accrued interest. See "Additional loan provisions" in the SAI.


 YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

 Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

 -------------------------------------------------------------------------------
 Units measure your value in each variable investment option.
 -------------------------------------------------------------------------------


 The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are: (i) increased to reflect additional contributions; (ii) decreased to reflect a withdrawal (plus applicable withdrawal charges); (iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option; or (iv) decreased to reflect a transfer of your loan amount to the loan reserve account (if loans are permitted under your contract).

 In addition, the annual administrative charge, or third-party transfer or exchange charge, will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.



 YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

 Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.



 YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

 Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment.
 Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

 3
 Transferring your money among investment options


 ----------------
 35  Transferring your money among investment options
 -------------------------------------------------------------------------------

 TRANSFERRING YOUR ACCOUNT VALUE

 At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


 o You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.


 o You may not transfer to a fixed maturity option in which you already have value.

 o You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

 o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.


 o If you choose the maximum investment options choice method for selecting investment options, the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is
    (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior contract year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior contract year.

 If you transfer money from another financial institution into the guaranteed interest option during your first contract year, and if you have selected the maximum investment options choice, you may, during the balance of that contract year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

 See Appendix I for transfer restrictions under original contracts.

 Subject to the terms of your contract, upon advance notice we may change or establish additional restrictions on transfers among the investment options. A transfer request does not change your percentages for allocating current or future contributions among the investment options.


 You may request a transfer in writing or by telephone using TOPS or online using EQAccess. (We anticipate that transfers using EQAccess will be available by the end of 2000.) You must send all signed written requests directly to our processing office. Transfer requests should specify:


 (1) the contract number,

 (2) the dollar amounts to be transferred, and

 (3) the investment options to and from which you are transferring.


 Under Trusteed and EDC contracts, you or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.


 We will confirm all transfers in writing.


 MARKET TIMING

 You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in market timing, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

----------
 36 Transferring your money among investment options
--------------------------------------------------------------------------------

 AUTOMATIC TRANSFER OPTIONS INVESTMENT SIMPLIFIER

 You may choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both.

 FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

 See Appendix I for transfer restrictions under original contracts.

 In order to elect the fixed-dollar option you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

 The fixed-dollar option is a form of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

 INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

 WHEN YOUR PARTICIPATION IN AN AUTOMATIC TRANSFER OPTION WILL END. Your participation in an automatic transfer option will end:

 o Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

 o Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

 o Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your contract terminates.

 REBALANCING YOUR ACCOUNT VALUE

 We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

 (a) the percentage you want invested in each variable investment option (whole percentages only), and

 (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

 While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

----------
37  Transferring your money among investment options
--------------------------------------------------------------------------------

 Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.


 You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment options. Rebalancing is not available for amounts you have allocated in the guaranteed interest option or the fixed maturity option.


 You may change your allocation instructions or cancel the program at any time.

4
Accessing your money



 ----------------
 38  Accessing your money
 -------------------------------------------------------------------------------

 WITHDRAWING YOUR ACCOUNT VALUE

 You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information."


 METHOD OF WITHDRAWAL




 -------------------------------------------------------------------
                         PARTIAL                        MINIMUM
   CONTRACT             WITHDRAWAL    SYSTEMATIC      DISTRIBUTION
 -------------------------------------------------------------------
 SEP/SARSEP                yes            yes             yes
 SIMPLE IRA                yes            no              yes
 Trusteed (both types)     yes**          no              yes**
 TSA                       yes*           yes*            yes
 University TSA            yes***         yes***          yes
 EDC                       yes**          no              yes**
 Annuitant-Owned HR-10     yes**          yes**           yes
 -------------------------------------------------------------------


 * Only if contract is not subject to withdrawal restrictions and there are no outstanding loans.

 ** Requires Plan Administrator's approval. See "Tax information and ERISA matters" later in this prospectus.


 ***   May require Plan Administrator's approval.



 PARTIAL WITHDRAWALS AND TERMINATIONS


 Subject to the terms of the Plan, your contract, and any restrictions in federal income tax rules, you may take partial withdrawals from your account value or terminate your contract at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your contract and pay you its cash value.

 Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge.


 SYSTEMATIC WITHDRAWALS


 If you have at least $20,000 of account value in the variable investment options and the guaranteed interest option you may elect systematic withdrawals. You may elect to have your systematic withdrawals made on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $300. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.


 You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option you do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

 (1) pro rata from more than one variable investment option (without using up your total value in those options); or

 (2) pro rata from more than one variable investment option (until your value in those options is used up); or

 (3) you may specify a dollar amount from only one variable investment option.

 You may elect systematic withdrawals under TSA contracts if:

 o  your plan or program permits it;

 o  the contract is not subject to withdrawal restrictions; and

 o  the contract does not have a loan outstanding.

 You can cancel the systematic withdrawal option at any time.

 Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

----------
39  Accessing your money
--------------------------------------------------------------------------------

 MINIMUM DISTRIBUTION WITHDRAWALS

 (SEPs, SARSEPs, SIMPLE IRAs, TSAs, EDCs, and Annuitant- owned HR-10 contracts
 - See "Tax information")


 We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70 1/2 and have account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. You may elect the method you want us to use to calculate your minimum distribution withdrawal from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually.

 Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up required amounts from the fixed maturity options to the extent you have value in those options. A market value adjustment may apply. We will calculate your payment each year based on your account value at the end of each calendar year, based on the method you choose.

 Except for EDC contracts your election is revocable. For TSA Contracts you may not elect the minimum distribution option if you have an outstanding loan under a contract.



 For contracts subject to minimum distribution requirements, we will send a form outlining the distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).


 If you have an EQUI-VEST TSA that was purchased before December 31, 1986 or a TSA purchased from another insurance company before December 31, 1986 and subsequently transferred to an EQUI-VEST TSA, the amount of your pre-1987 account balance is not subject to the minimum distribution rules at age 70 1/2 but postponed to age 75. However, post-1986 salary reduction contributions and all earnings since that date are subject to minimum distribution requirements of Section 401(a)(9) of the Internal Revenue Code.

 Distributions from a qualified plan, including our prototype plans through which Annuitant-Owned HR-10 contracts are issued, are subject to the provisions of the plan document.



 AUTOMATIC DEPOSIT SERVICE

 If you are receiving required minimum distribution payments from a TSA, SEP, SARSEP or SIMPLE IRA contract you may use our automatic deposit service.

 Under this service we will automatically deposit the required minimum distribution payment from your TSA, SEP, SARSEP or SIMPLE IRA contract directly into an existing EQUI-VEST NQ or ROTH IRA or an existing EQUI-VEST Express NQ or ROTH IRA contract according to your allocation instructions.



 LOANS UNDER TSA AND CORPORATE TRUSTEED CONTRACTS

 You may borrow against your account value only under a TSA or Corporate Trusteed contract. An employer's retirement plan may, however, contain restrictions, and loans under TSA and Corporate Trusteed contracts may not be available in all states. Also, ERISA rules apply to loans under Corporate Trusteed contracts, and may apply under TSA contracts. Loans are not available under University TSA contracts or under any TSA when the required minimum distribution withdrawal option has been elected.

 When you take a loan we will transfer certain amounts to a loan reserve account. More information about the loan reserve account is in the SAI under "Additional loan provisions."


 We permit only one loan to be outstanding at any time. Before we make a loan you must properly complete and sign a loan request form. You should read the terms of the form carefully and consult with a tax adviser before taking out a loan. In the case of certain Corporate Trusteed and certain

 ----------
 40  Accessing your money
 -------------------------------------------------------------------------------

 TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. Please see the loan provisions stated in the contract and the loan request form for more details.

 A loan will not be treated as a taxable distribution unless:

 o  it exceeds limits of federal income tax rules; or

 o  interest and principal are not paid when due; or


 o  in some instances, service with the employer terminates.


 Loans under TSA and Corporate Trusteed contracts are discussed further in "Tax information" later in this prospectus and in "Additional loan provisions" in the SAI. The tax consequences of failure to repay a loan when due are substantial.



     TERMINATION


 We may terminate your contract and pay you the account value if:

 (1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or

 (2) you request a partial withdrawal that reduces your account value to an amount less than $500; or

 (3) you have not made any contributions within 120 days from your contract date.

 We will deduct the amount of any outstanding loan balance and any withdrawal charge that applies to the loan balance from the account value when we terminate your contract.

 TEXAS ORP PARTICIPANTS

 For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

 o  turning age 70 1/2; or

 o  death; or

 o  retirement; or

 o termination of employment in all Texas public institutions of higher education.

 To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

 WHEN TO EXPECT PAYMENTS


 Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, contract termination payment of the cash value. We may postpone such payments or applying proceeds for any period during which:


 (1) the New York Stock Exchange is closed or restricts trading,

 (2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

 (3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


 We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

 ----------
 41  Accessing your money
 -------------------------------------------------------------------------------

 All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


 YOUR ANNUITY PAYOUT OPTIONS

 EQUI-VEST offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be level or increasing and others enable you to receive variable annuity payments.

 You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.


 ANNUITY PAYOUT OPTIONS

 You can choose from among the following annuity payout options:


-----------------------------------------------------------------
Fixed annuity payout options        Life annuity
                                    Life annuity with period
                                     certain
                                    Life annuity with refund
                                     certain
                                    Period certain annuity
-----------------------------------------------------------------
Variable annuity payout options     Life annuity (not available
                                     in New York)
                                    Life annuity with period
                                     certain
-----------------------------------------------------------------


 o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

 o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of you and your spouse. Except for EDC plan in New York. Generally, unless the annuitant elects otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married annuitants under qualified plans and certain TSAs.

 o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

 o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity. This is the normal form of annuity for annuitants in governmental EDC plans in New York. Life annuity payout options are not available for governmental EDC plans in New York.

 The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

 ----------
 42  Accessing your money
 -------------------------------------------------------------------------------


 FIXED ANNUITY PAYOUT OPTION

 With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

 VARIABLE ANNUITY PAYOUT OPTION


 Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity payout option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate. Please see "Annuity unit values" in the SAI.

 We may offer other payout options not outlined here. Your financial professional can provide details.


 SELECTING AN ANNUITY PAYOUT OPTION


 When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.


 You can choose the date annuity payments are to begin. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 85th birthday. This may be different in some states.

 Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made, other than transfers (if permitted in the future) among the variable investment options if a variable annuity is selected.

 The amount of the annuity payments will depend on:

 (1) the amount applied to purchase the annuity;


 (2) the type of annuity chosen, and whether it is fixed or variable. If you choose a variable annuity, we use an assumed base rate of 5% to calculate the level of payments. However, in states where that rate is not permitted the assumed base rate will be 3 1/2%. We provide information about the assumed base rate in the SAI;


 (3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

 (4) in certain instances, the sex of the annuitant(s).


 In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.


 If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

 5
 Charges and expenses

 ----------------
 43  Charges and expenses
 -------------------------------------------------------------------------------

 CHARGES THAT EQUITABLE LIFE DEDUCTS

 We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:


 o  A mortality and expense risk charge


 o  A charge for other expenses

 We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:


 o On the last day of the contract year an annual administrative charge, if applicable


 o  Charge for third-party transfer or exchange (for series 300 and 400 only)

 o At the time you make certain withdrawals or surrender your contract, or your contract is terminated - a withdrawal charge


 o At the time annuity payments are to begin - charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply


 More information about these charges appears below. The charges differ depending on which contract series you purchase.


 We will not increase these charges for the life of your contract, except as noted below. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

 To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

 CHARGES UNDER THE CONTRACTS


 MORTALITY AND EXPENSE RISKS CHARGE


 We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.


 The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. In addition, we waive any withdrawal charge upon payment of a death benefit.

 The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

 To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

 CHARGE FOR OTHER EXPENSES


 We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of: (i) 0.84% of the net assets in each variable investment option. Under series 100 contracts, 0.60% of this charge is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the annual administrative

 ----------
 44  Charges and expenses
 -------------------------------------------------------------------------------


 charge described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contracts; (ii) under series 200 contracts, the charge for expenses and financial accounting is 0.25% of the net assets in each variable investment option; and (iii) under series 300 and 400 contracts, 0.25% of the net assets in each variable investment option. Currently, the charge we deduct for variable investment options other than the Alliance Money Market, Alliance Common Stock, EQ/Aggressive Stock, and EQ/Balanced options we currently deduct 0.24% of the net assets. We may, upon advance notice to you, increase the charge to 0.25% of the net assets for these variable investment options.

 MAXIMUM TOTAL CHARGES: Under series 100 and 200 contracts for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options, the combined amount of the Separate Account A charges to these variable investment option and EQ Advisors Trust charges for investment advisory fees and direct operating expenses may not exceed a total annual rate of 1.75% of the value of the assets held in each of those variable investment options.


 ANNUAL ADMINISTRATIVE CHARGE


 We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year.

 Under series 300 and 400 contracts, during the first two contract years the charge is equal to $30 or, if less, 2% of your current account value. The charge is $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We also may waive the administrative charge for contracts having an account value of a specified amount on the last business day of each contract year- currently $20,000 for SEP, SARSEP, and SIMPLE IRA contracts. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

 Under series 100 and 200 contracts, the charge is equal to $30 or, if less, 2% of the current account value plus any amount previously withdrawn during that contract year.

 The charge is deducted pro rata from each investment option in which you have account value.

 For SEP, SARSEP, SIMPLE IRA, Unincorporated Trusteed and Annuitant-Owned HR-10 contracts, if at the end of any contract year your account value is at least $10,000, we will waive the annual administrative charge.

 For TSA, University TSA, EDC and Corporate Trusteed contracts the annual administrative charge is waived if the account value is at least $25,000 at the end of the contract year.

 The charge is deducted pro rata from the variable investment options and the guaranteed interest option unless you tell us otherwise. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.


 CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


 Under series 300 and 400 contracts, we impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and (except for series 300 contracts issued in Florida) a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.


 WITHDRAWAL CHARGE


 A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; or (2) you surrender your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

 ----------
 45  Charges and expenses
 -------------------------------------------------------------------------------

 In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.


 We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options with the earliest maturities first. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment may apply.

 WITHDRAWAL CHARGE FOR SERIES 300 AND 400 CONTRACTS

 The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of (i) the account value after any withdrawal charge has been imposed, or (ii) the free withdrawal amount plus 94% of the remaining account value.


 For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.


 We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the contributions withdrawn. Any change will not be unfairly discriminatory. We may also reduce the withdrawal charge in order to comply with any state law requirement. See "Contracts issued in New York - fixed maturity options" below.


 The withdrawal charge does not apply in the circumstances described below.

 10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

 DEATH OR PURCHASE OF ANNUITY. The withdrawal charge does not apply if:


 o  the annuitant dies and a death benefit is payable to the beneficiary.

 o we receive a properly completed election form providing for the account value to be used to buy a life contingent annuity payout option or a non-life annuity with a period certain for a term of at least ten years.


 DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:


 o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

 o We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

 o The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or
    Guam) and meets all of the following:

    - its main function is to provide skilled, intermediate, or custodial nursing care;


    - it provides continuous room and board to three or more persons;

    - it is supervised by a registered nurse or licensed practical nurse;

 ----------
 46  Charges and expenses
 -------------------------------------------------------------------------------

    - it keeps daily medical records of each patient;
    - it controls and records all medications dispensed; and
    - its primary service is other than to provide housing for residents.

 We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the disability is caused by a preexisting condition or a condition that began within 12 months of the contract date. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

 For SEP, SARSEP and SIMPLE IRA contracts the withdrawal charge also does not apply:

 o  after six contract years and the annuitant is at least age 59 1/2; or


 o if you request a refund of a contribution in excess of amounts allowed to be contributed under the federal income tax rules within one month of the date on which you made the contribution.


 WITHDRAWAL CHARGE FOR SERIES 100 AND 200 CONTRACTS


 A withdrawal charge may apply in three circumstances: (1) if you make one or more withdrawals during a contract year; (2) you surrender your contract; or
 (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.


 For Trusteed and TSA contracts no withdrawal charge will be applied during any contract year in which the amount withdrawn is less than or equal to 10% of the account value at the time the withdrawal is requested minus any amount previously withdrawn during that contract year. This 10% portion is called the free withdrawal amount. For EDC, SEP, SARSEP and SIMPLE IRA contracts, the free withdrawal amount is available only after three contract years have been completed or the annuitant has reached age 59 1/2.

 In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.


 FOR TRUSTEED CONTRACTS. The amount of the withdrawal charge we deduct is equal to 6% of contributions withdrawn that were made in the current and five prior contract years. In the case of terminations, we will pay you the greater of
 (i) the account value after any withdrawal charge has been imposed, and after deducting the amount of any loan balance and accrued interest, or (ii) the free withdrawal amount plus 94% of the remaining account value. For contracts issued to annuitants age 60 or older, this percentage will be 95% in the fifth contract year. Under group contracts for these annuitant ages, there is no reduction in the withdrawal charge in the fifth and sixth contract year.


 For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. See "Tax information."

 The withdrawal charge does not apply in the circumstances described below.

 For Trusteed contracts the withdrawal charge does not apply if:

 o The annuitant dies and a death benefit is made available to the beneficiary.

 o We receive a properly completed election form providing for the account value to be used to buy a life annuity payout option.

 o The contract owner has completed at least five contract years and the annuitant has reached age 59 1/2.

 ----------
 47  Charges and expenses
 -------------------------------------------------------------------------------

 o We receive a request for the refund of an excess contribution within one month of the date the contribution is made.

 o In addition, for Corporate Trusteed contracts, the withdrawal charge does not apply if the annuitant has reached age 59 1/2 and has retired or employment has been terminated, no matter how many contract years have been completed.

 FOR SEP, SARSEP, SIMPLE IRA, TSA, EDC AND ANNUITANT-OWNED HR-10 CONTRACTS. The withdrawal charge equals a percentage of the amount withdrawn, and any TSA defaulted loans. The percentage that applies depends on the contract year in which the withdrawal is made, according to the following table:



---------------------------------------------------
         CONTRACT
         YEAR(S)                         CHARGE
---------------------------------------------------
       1 through 5                         6%*
       6 through 8                         5
            9                              4
            10                             3
            11                             2
            12                             1
       13 and later                        0
---------------------------------------------------



 * This percentage may be reduced at older ages for certain contract series. Your financial professional can provide further details about the contract series you own.


 The total of all withdrawal charges assessed will not exceed 8% of all contributions made during the current contract year and the nine contract years before the withdrawal is made.

 The withdrawal charge does not apply in the circumstances described below.

 No withdrawal charge applies under SEP, SARSEP, SIMPLE IRA, TSA, EDC or Annuitant-Owned HR-10 contracts if:

 o  after five contract years and the annuitant is at least age 59 1/2; or

 o you request a refund of an excess contribution within one month of the date on which the contribution is made; or

 o the annuitant dies and the death benefit is made available to the beneficiary; or

 o after five contract years and the annuitant is at least age 55, and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond the annuitant's age 59 1/2, and allows no prepayment; or

 o after three contract years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

 o the amount withdrawn is applied to the election of a life contingent annuity payout option. (This form of payment is not available for annuitants in Governmental EDC Plans in New York), or

 o the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of the annuitant's life expectancy, that allows no prepayment. (This provision is available only for annuitants in governmental EDC plans in New York.)

     No withdrawal charge applies under a TSA contract if:

 o the contract owner has completed at least five contract years, has reached age 55 and has separated from service.

 No withdrawal charge applies under a SEP contract funding
 SARSEP arrangements if:

 o the amount withdrawn is a distribution of deferrals disallowed (plus or minus any gain or loss) by reason of the employer's failure to meet the Internal Revenue Code's requirement that 50% of eligible employees elect SARSEP within the plan year and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which you were notified of such disallowance; or

 o the amount withdrawn is an "excess contribution" (as such term is defined in Section 408(k)(6)(C)(iii) of the Internal Revenue Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the

----------
48  Charges and expenses
--------------------------------------------------------------------------------

    calendar year following the calendar year in which the excess contributions were made; or

 o the amount withdrawn is an "excess deferral" (as such term is defined in Section 402(g)(2) of the Internal Revenue Code), plus or minus any gain or loss, and the request for withdrawal is made by the April 15th of the calendar year following the calendar year in which such excess deferrals were made.

 The tax consequences of withdrawals are discussed under "Tax information."

 NY EDC PLANS. As a result of regulations which apply to EDC plans of government employers in New York ("NY EDC plans"), EQUI-VEST contracts funding NY EDC plans contain special provisions that apply to all NY EDC plans whose EQUI-VEST funding arrangements became effective or were renewed on or after July 1, 1989.

 These provisions permit the automatic termination of all contracts issued in connection with a NY EDC plan five years after the effective date (or any renewal date) of its EQUI-VEST funding arrangement without the deduction of any contingent withdrawal charges. If agreed to by the employer or plan trustee and us, the period may be shorter than five years. A decision to permit the automatic termination of all contracts would result in the transfer of each contract's account value to a successor funding vehicle designated by the employer.

 The employer sponsoring a NY EDC plan or plan trustee can renew the EQUI-VEST funding arrangement in a written notice to us which includes a certification of compliance with procedures under the applicable regulations. We are not responsible for the validity of any certification by the employer. A written notice to transfer must be received by our processing office and accepted by us not later than seven days before the date on which a transfer is to occur. If an employer fails to notify us in writing as to a transfer of the NY EDC arrangement, or as to its intention not to renew, we will continue the arrangement and associated contracts will not be automatically terminated.

 No further investment experience, whether positive, or negative, will be credited under a NY EDC plan contract once the contract terminates. As with other tax-favored retirement programs in which the funding is affected by actions of a sponsoring employer, we are not required to provide annuitants with information relating to an employer's decision to exercise any termination right.


 FOR ALL SERIES CONTRACTS ISSUED IN NEW YORK - FIXED MATURITY OPTIONS

 For contracts issued in New York, the withdrawal charge that applies to withdrawals taken from amounts in the fixed maturity options will never exceed 6% and will be determined by applying the New York Declining Scale ("declining scale"). If you withdraw amounts that have been transferred from one fixed maturity option to another, we use the New York Alternative Scale
 ("alternative scale") if  it produces a higher charge than the declining scale.



------------------------------------------------------------
    DECLINING SCALE              ALTERNATIVE SCALE
------------------------------------------------------------
 Year of investment in         Year of transfer within
 fixed maturity option*        fixed maturity option*
------------------------------------------------------------
  Within year 1     6%          Within year 1        5%
        2           6%                2              4%
        3           5%                3              3%
        4           4%                4              2%
        5           3%                5              1%
        6           2%          After year 5         0%
   After year 6     0%     Not to exceed 1%
                           times the number of
                           years remaining in the
                           fixed maturity option,
                           rounded to the higher
                           number of years. In
                           other words, if 4.3
                           years remain, it would
                           be a 5% charge.
------------------------------------------------------------



 * Measured from the contract date anniversary prior to the date of the contribution or transfer.

 In the following example we compare the withdrawal charge that would apply to a withdrawal from a series 400 NQ, Traditional IRA or QP IRA contract that has an account value of $10,000; $8,000 from a contribution made three years ago and $2,000 from positive investment performance.

----------
49  Charges and expenses
--------------------------------------------------------------------------------


 o If you were to withdraw the total amount of the contribution within the first six years after it was made the series 400 withdrawal charge that generally applies would be $480 (6% of $8,000). However, if when you made your contribution you allocated it to a fixed maturity option, the withdrawal charge would be lower. According to the declining scale method described above, the withdrawal charge would be limited to 5% of the $8,000, or $400 in the third year.

 o The withdrawal charge may be different if when you made your contribution three years ago, you allocated it to a fixed maturity option and then in the third year, you transfer the amounts that apply to such contribution to a new fixed maturity option. In this example we assume that there is one year remaining in the new fixed maturity option. Because you made a transfer among the fixed maturity options, the alternative scale may now apply. Based on this alternative scale, a contribution that is transferred will be subject to a 5% withdrawal charge if you withdraw that contribution in the same year that you make the transfer. However, the withdrawal charge may not exceed 1% for each year remaining in the new fixed maturity option. Since, in this example, the time remaining in the new fixed maturity option is one year, the withdrawal charge under the alternative scale would be limited to 1%. Because New York regulations permit us to use the greater of the declining scale or the alternative scale, the withdrawal charge would be 5%, or $400, based on the declining scale.

 o The withdrawal charge may not exceed the charge that would normally apply under the contract. Use of a New York scale can only result in a lower charge. If your contribution has been in the contract for more than six years and therefore would not have a withdrawal charge associated with it, no withdrawal charge would apply.

 o If you take a withdrawal from an investment option other than the fixed maturity options, the amount available for withdrawal without a withdrawal charge is reduced. It will be reduced by the amount of the contribution in the fixed maturity options to which no withdrawal charge applies.

 o As of any date on which 50% or more of your account value is held in fixed maturity options, the free withdrawal amount is zero.

 For contracts issued in New York, you should consider that on the maturity date of a fixed maturity option if we have not received your instructions for allocation of your maturity value, we will transfer your maturity value to the fixed maturity option scheduled to mature next. If we are not offering other fixed maturity options, we will transfer your maturity value to the Alliance Money Market option.

 The potential for lower withdrawal charges for withdrawals from the fixed maturity options and the potential for a lower free withdrawal amount than those that would normally apply, should be taken into account when deciding whether to allocate amounts to, or transfer amounts to or from, the fixed maturity options.

 We will deduct the annual administrative charge and the withdrawal charge from the variable investment options and the guaranteed interest option as discussed above. If the amounts in those options are insufficient to cover the charges, we reserve the right to deduct the charges from the fixed maturity options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment.


 CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


 We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).

 VARIABLE ANNUITY ADMINISTRATIVE FEE

 We deduct a fee of up to $350 from the amount to purchase a variable annuity payout option.

----------
50 Charges and expenses
--------------------------------------------------------------------------------

 CHARGES THAT EQ ADVISORS TRUST DEDUCTS

 EQ Advisors Trust deducts charges for the following types of fees and expenses:



 o  Investment advisory fees ranging from 0.25% to 1.15%.



 o  12b-1 fees of 0.25% for Class IB shares.


 o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.


 o  Investment-related expenses, such as brokerage commissions.

 These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.

 GROUP OR SPONSORED ARRANGEMENTS

 For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum initial contribution requirements. We also may change the minimum death benefit. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

 Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.


 We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.


 We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

 Group or sponsored arrangements may be governed by federal income tax rules, ERISA, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

 OTHER DISTRIBUTION ARRANGEMENTS

 We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

6
Payment of death benefits

----------------
51  Payment of death benefits
--------------------------------------------------------------------------------

 YOUR BENEFICIARY AND PAYMENT OF BENEFIT


 You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Generally, the owner must be the beneficiary under EDC plan contracts and the trustee must be the beneficiary under most Trusteed contracts.

 We determine the amount of the death benefit as of the date we receive satisfactory proof of the annuitant's death and any required instructions for the method of payment. We describe the death benefit in "Contract features and benefits" earlier in this prospectus.


 On the date we determine the death benefit, your account value will be deducted from the investment options. We will hold this amount in our general account and credit it with interest at a rate not less than the rate required by law. If you have transferred the value of another annuity contract that we issue to your EQUI-VEST contract, the value of the other contract's minimum death benefit calculated as of the time of the transfer will be included in the total contributions for the purpose of calculating the minimum death benefit.

 EFFECT OF THE ANNUITANT'S DEATH

 If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


 Generally, the death of the annuitant terminates the contract. However, if you are the owner and annuitant and your spouse is the sole primary beneficiary the contract can be continued as follows:


 SUCCESSOR OWNER AND ANNUITANT. SERIES 300 AND 400 CONTRACTS ONLY. You can elect to have your spouse continue the contract, as the owner/annuitant. In such a case, no death benefit is payable until your surviving spouse's death. Neither you nor your spouse can change this selection once it is made.


 HOW DEATH BENEFIT PAYMENT IS MADE


 We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Choosing your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that if you are both the contract owner and the annuitant, you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary.

 Single sum payments generally are paid through the Equitable Life Access Account(TM), an interest bearing account with check writing privileges. The Equitable Life Access Account(TM) is part of Equitable Life's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.

7
Tax information



 ----------------
 52 Tax information
 ------------------------------------------------------------------------------

 TAX INFORMATION AND ERISA MATTERS

 SPECIAL RULES FOR TAX-FAVORED
 RETIREMENT PROGRAMS

 Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.


 Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

 o  participation and coverage;

 o  nondiscrimination;

 o  vesting and funding;

 o  limits on contributions, distributions, and benefits;

 o  withholding;

 o  reporting and disclosure; and

 o  penalties.


 State income tax rules covering contributions to and distributions from employer-sponsored retirement programs may differ from federal income tax rules. Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide necessary or additional benefits.


 This section of the prospectus discusses the current federal income tax rules that generally apply to an annuity contract purchased to fund a tax-favored retirement program for these special markets: qualified plan and TSA.

 QUALIFIED PLANS

 GENERAL; CONTRIBUTIONS


 Any type of employer - corporation, partnership, self-employed individual, governmental entity, non-profit organization - is eligible to establish a qualified retirement plan under Section 401(a) of the Internal Revenue Code for participating employees. Because there are numerous technical federal income tax and Department of Labor "DOL" or "ERISA" rules covering establishment and operation of a qualified plan, we do not cover them in this prospectus. We also do not cover specific state law or other rules which may govern plans. Employers should consult their tax advisors for information. It is the employer's responsibility to figure out whether it is eligible to establish a plan, what kinds of plan it may establish, and whether an annuity contract may be used as a funding vehicle.


 There are limits on employer and employee contributions to qualified plans. Violation of contribution limits can result in plan disqualification and penalties. The annual limits on contributions do not apply to rollover contributions or trustee-to-trustee transfer contributions which may be permitted under the plan.

 The annual limit of contributions on behalf of an employee to all of the defined contribution plans of an employer is the lesser of $30,000 or 25% of compensation or earned income. When figuring out the contribution limit you have to:

 o include reallocated forfeitures and voluntary nondeductible employee contributions;


 o include compensation from the employer in the form of elective deferrals and excludible contributions under Code Section 457 or "EDC" plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits;


 o disregard compensation or earned income of more than a specified amount. For 2000, this amount is $170,000. This amount could be adjusted for cost of living changes in future years.


 Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business.

 ----------
 53 Tax information
 -------------------------------------------------------------------------------

 There is also an overall limit on the total amount of contributions and benefits under all tax-favored retirement programs in which a person participates.


 "Salary reduction" or "elective deferral" contributions made under a 401(k) plan or other cash or deferred arrangement are limited to $10,500 in 2000. This amount may be adjusted for future cost of living changes. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under TSAs.

 Except for governmental plans that do not elect to be subject to ERISA, qualified plans must not discriminate in favor of highly compensated employees. Special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to defined highly compensated employees known as "key employees." Plan administrators must test compliance with both nondiscrimination and top heavy rules. 401(k) plans can adopt a "SIMPLE 401(k)" feature which enables the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, and exclusive plan requirements, similar to those discussed in this section of the prospectus under "SIMPLE IRAs."



 TAX-SHELTERED ANNUITY
 ARRANGEMENTS (TSAS)


 GENERAL; SPECIAL EMPLOYER RULES

 An employer eligible to maintain a TSA plan (also referred to as a "403(b)" plan, program, or arrangement) for its employees may make contributions to an annuity contract purchased for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the annuity contract until he/she takes distributions.

 Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.


 CONTRIBUTIONS TO TSAS


 There are four ways you can make contributions to this EQUI-VEST TSA contract:



 o  annual contributions made through the employer's payroll;

 o a rollover from another TSA contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code; or


 o a rollover from a conduit IRA to which only prior TSA distributions were rolled over;


 o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

 ANNUAL CONTRIBUTIONS. Annual contributions to TSAs made through the employer's payroll are limited. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to the TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. To determine the permissible annual contribution to the participant's TSA, a TSA plan participant generally must calculate tentative annual contributions under several formulas.


 Generally, the elective deferral contribution limit to a TSA is the lowest of the following: (1) the annual "maximum exclusion allowance" for the employee in Section 403(b)(2) of the Code, (2) the annual limit on employer contributions to defined contribution plans, and (3) the annual limit on all elective deferrals.

 ----------
 54  Tax information
 -------------------------------------------------------------------------------

 o The annual maximum exclusion allowance for the employee under Section 403(b)(2) of the Code is 20% of includable compensation times years of service minus previous contributions to all qualified plans, TSAs and EDC plans in which the participant participates with this employer.


 o The annual limit on employer contributions to defined contribution plans is the lesser of $30,000 or 25% of compensation.

 o The annual limit on all salary reduction or elective deferral contributions under all plans of any employer you participate in is generally limited to $10,500 in 2000. Note, however, that the maximum salary reduction contribution you can make if you participate in both a 403(b) arrangement and an EDC plan is limited to the lower maximum allowed under Code Section
    457. In 2000, this amount is $8,000. All amounts could be adjusted for cost of living changes in future years.


 Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail TSA rules.

 Special provisions may allow "catch-up" contributions to compensate for smaller contributions made in previous years.

 ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS


 You may make rollover contributions to your EQUI-VEST TSA contract from TSAs under Section 403(b) of the Internal Revenue Code or from an IRA to which only prior TSA distributions were rolled over. Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA as a result of your:


 o  termination of employment with the employer who provided the TSA funds; or

 o  reaching age 59 1/2 even if you are still employed; or

 o  disability (special federal income tax definition).

 A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

 o you give us acceptable written documentation as to the source of the funds, and

 o the EQUI-VEST contract receiving the funds has provisions at least as restrictive as the source contract.

 Before you transfer funds to an EQUI-VEST TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

 We do not currently accept funds which were ever held in custodial accounts under Section 403(b)(7) of the Code.

 SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE 70 1/2

 Any rollover or direct transfer contribution to an EQUI-VEST TSA must be net of the required minimum distribution for the tax year if:

 o  you are or will be at least age 70 1/2 in the current calendar year, and

 o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the EQUI-VEST
    TSA.

 This rule applies regardless of whether the source of funds is a:

 o  rollover by check of the proceeds from another TSA; or

 o  direct rollover from another TSA; or

 o direct transfer under Revenue Ruling 90-24 from another TSA.

----------
 55  Tax information
--------------------------------------------------------------------------------

 Further, you must use the same elections regarding recalculation of your life expectancy (and if applicable, your spouse's life expectancy), if you have already begun to receive required minimum distributions from or with respect to the TSA from which you are making your contribution to the EQUI-VEST TSA. You must also elect or have elected a minimum distribution calculation method requiring recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you elect an annuity payout for the funds in this contract subsequent to this year.


 DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS

 WITHDRAWAL RESTRICTIONS. You may not be able to to withdraw or take payment from all or part of your TSA or 401(k) qualified plan unless you reach age 59 1/2, die, become disabled (special federal income tax definition), separate from service with the employer who provided the funds or suffer financial hardship. These restrictions apply to salary reduction or elective deferral contributions and earnings on those contributions. Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings.


 These restrictions do not apply to your account balance attributable to salary reduction contributions to the TSA contract and earnings on December 31, 1988 or to your account balance attributable to employer contributions. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts directly transferred to your EQUI-VEST TSA contract from another TSA in a Revenue Ruling 90-24 transfer.

 TAX TREATMENT OF DISTRIBUTIONS FROM QUALIFIED PLANS AND TSAS. Amounts held under qualified plans and TSAs are generally not subject to federal income tax until benefits are distributed.

 Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions. Amounts distributed from qualified plans and TSAs are includable in gross income as ordinary income, not capital gain. (Under limited circumstances specified in federal income tax rules, qualified plan participants, not TSA participants, are eligible for capital gains or income averaging treatment on distributions.) Distributions from qualified plans and TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, qualified plan and TSA distributions may be subject to additional tax penalties.


 If you have made after-tax contributions, you will have a tax basis in your qualified plan or TSA contract, which will be recovered tax-free. Since we do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

 DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a qualified plan or TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

 ANNUITY PAYMENTS. If you elect an annuity payout option, the nontaxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

 PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

 Death benefit distributions from a qualified plan or TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a

 ----------
 56  Tax information
 -------------------------------------------------------------------------------

 qualified plan or TSA made to your surviving spouse may be rolled over to a traditional IRA.


 LOANS FROM QUALIFIED PLANS AND TSAS

 If the plan permits, loans are available from a qualfied plan or TSA plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA.

 Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Under Proposed Treasury Regulations the entire unpaid balance of the loan is includable in income in the year of the default. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. Finally, unpaid loans may become taxable when the individual separates from service.

 o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, (2) $50,000 reduced by the excess
    (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


 o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.



 o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

 TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

 You may roll over any "eligible rollover distribution" from a qualified plan or TSA into another eligible retirement plan, either as a direct rollover or as a rollover you do yourself within 60 days of your receiving the distribution. To the extent rolled over, it remains tax-deferred.

 You may roll over a distribution from a qualified plan or TSA to another qualified plan or TSA or to a traditional IRA. A spousal beneficiary may roll over death benefits only to a traditional IRA. You cannot roll over funds from a TSA to a qualified plan or from a qualified plan to a TSA.

 The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals, and (3) any required minimum distributions under federal income tax rules.

 Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

 DISTRIBUTION REQUIREMENTS


 Qualified plans and TSAs are subject to required minimum distribution rules. See "Required minimum distributions."


 SPOUSAL CONSENT RULES

 If ERISA rules apply to your qualified plan or TSA you will need to get spousal consent for loans, withdrawals, or other distributions if you are married when you request a withdrawal type transaction under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

 ----------
 57  Tax information
 -------------------------------------------------------------------------------

 If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

 EARLY DISTRIBUTION PENALTY TAX

 A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a qualified plan or TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. No penalty tax applies to pre-age 59 1/2 distributions made:

 o  on or after your death; or

 o  because you are disabled (special federal income tax definition); or

 o to pay for certain extraordinary medical expenses (special federal income tax definition); or

 o  if you are separated from service, any form of payout after you are age 55;
    or

 o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

 SIMPLIFIED EMPLOYEE PENSIONS (SEPS)


 An employer can establish a SEP plan for its employees and can make contributions to a contract for each eligible employee. A SEP IRA contract is a form of traditional IRA contract, owned by the employee-annuitant and most of the rules which apply to traditional IRAs apply. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus. A major difference is the amount of permissible contributions. Rules similar to those discussed above under "Qualified Plans General; Contributions" apply. In 2000 an employer can annually contribute an amount for an employee up to the lesser of $25,500 or 15% of the employee's compensation. This amount may be adjusted for cost of living changes in future years. In figuring out compensation you exclude the employer's contribution to the SEP. Under our current practice, regular traditional IRA contributions by the employee may not be made under a SEP IRA contract and are put into a separate traditional IRA contract.


 Salary reduction SEP (SARSEP) plans may no longer be established for years beginning after December 31, 1996. However, employers who had established SARSEP plans prior to 1997 can continue to make contributions on behalf of participating employees for 1997 and later years. SARSEP plans are subject to a number of special rules, some of which are discussed in the SAI.

 SEP plans are available under EQUI-VEST Series 300 in most states. EQUI-VEST SEP Series 200 are available in states where the 300 Series is not available.

 SIMPLE IRAS (SAVINGS INCENTIVE MATCH PLAN)

 An eligible employer may establish a "SIMPLE IRA" plan to make contributions to special individual retirement accounts or individual retirement annuities for its employees ("SIMPLE IRAs"). The IRS has issued various forms which may be used by employers to set up a SIMPLE IRA plan. Currently, we are accepting only those SIMPLE IRA plans using IRS Form 5304-SIMPLE. Use of Form 5304-SIMPLE requires that the employer permit the employee to select a SIMPLE IRA provider.

 The employer cannot maintain any other qualified plan, SEP plan or TSA arrangement if it makes contributions under a SIMPLE IRA plan. (Eligible employers may maintain EDC plans.)

 Any type of employer - corporation, partnership, self-employed person, government or tax-exempt entity - is eligible to establish a SIMPLE IRA plan if it meets the requirements about number of employees and compensation of those employees.

 ----------
 58  Tax information
 -------------------------------------------------------------------------------

 It is the responsibility of the employer to determine whether it is eligible to establish a SIMPLE IRA plan and whether such plan is appropriate.

 The employer must have no more than 100 employees who earned at least $5,000 in compensation from the employer in the prior calendar year.

 An employer establishing a SIMPLE IRA plan should consult its tax adviser concerning the various technical rules applicable to establishing and maintaining SIMPLE IRA plans. For example, the definition of employee's "compensation" may vary depending on whether it is used in the context of employer eligibility, employee participation, and employee or employer contributions.

 Participation must be open to all employees who received at least $5,000 in compensation from the employer in any two preceding years (they do not have to be consecutive years) and who are reasonably expected to receive at least $5,000 in compensation during the year. (Certain collective bargaining unit and alien employees may be excluded.)


 The only kinds of contributions which may be made to a SIMPLE IRA are (i) contributions under a salary reduction agreement entered into between the employer and the participating employee and (ii) required employer contributions (employer matching contributions or employer nonelective contributions). (Direct transfer and rollover contributions from other SIMPLE IRAs, but not traditional IRAs or Roth IRAs, may also be made.) Salary reduction contributions can be any percentage of compensation (or a specific dollar amount, if the employer's plan permits) but are limited to $6,000 in 2000. The $6,000 elective deferral limit may be indexed for cost of living adjustments in future years.


 Generally, the employer is required to make matching contributions on behalf of each eligible employee in an amount equal to the salary reduction contributions, up to 3% of the employee's compensation. In certain circumstances, an employer may elect to make required employer contributions on an alternate basis. Employer matching contributions to a SIMPLE IRA for self-employed individuals are treated the same as matching contributions for employees. (They are not subject to the elective deferral limits.)

 TAX TREATMENT OF SIMPLE IRAS

 Unless specifically otherwise mentioned, for example, regarding differences in funding and potential penalty tax on distributions, the rules which apply to traditional IRAs also apply to SIMPLE IRAs. See "Traditional Individual Retirement Annuities (Traditional IRAs)" later in this prospectus.

 Amounts contributed to SIMPLE IRAs are not currently taxable to employees. Only the employer can deduct SIMPLE IRA contributions, not the employee. An employee eligible to participate in a SIMPLE IRA is treated as an active participant in an employer plan and thus may not be able to deduct (fully) regular contributions to his/her own traditional IRA.

 As with traditional IRAs in general, contributions and earnings accumulate tax deferred until withdrawn and are then fully taxable. There are no withdrawal restrictions applicable to SIMPLE IRAs. However, because of the level of employer involvement, SIMPLE IRA plans are subject to ERISA. See the rules under "ERISA Matters" below.


 Amounts withdrawn from a SIMPLE IRA can always be rolled over to another SIMPLE IRA and, within limits, to a traditional IRA or Roth IRA. No rollovers from a SIMPLE IRA to a traditional IRA or a Roth IRA are permitted for individuals under age 59 1/2 who have not participated in the employer's SIMPLE IRA plan for two full years. Also, for such individuals, any amounts withdrawn from a SIMPLE IRA are not only fully taxable but are also subject to a 25% (not 10%) additional federal income tax penalty. (The exceptions for death, disability, etc. apply.)


 SIMPLE IRA plans are available under EQUI-VEST Series 400 in most states. EQUI-VEST SIMPLE IRA Series 300 and Series 200 are available in states where Series 400 is not available.

 ----------
 59  Tax information
 -------------------------------------------------------------------------------

 PUBLIC AND TAX-EXEMPT ORGANIZATION EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

 SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans are governmental entities such as states, municipalities, and state agencies (governmental employer) or tax-exempt entities (tax-exempt employer). Participation in an EDC plan of a tax-exempt employer is limited to a select group of management or highly compensated employees because of ERISA rules that do not apply to governmental employer plans.

 An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they receive or are entitled to receive funds from the EDC plan. The EDC plan funds are subject to the claims of the employer's general creditors in an EDC plan maintained by a tax-exempt employer. In an EDC plan maintained by a governmental employer, the plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


 CONTRIBUTION LIMITS. Although an EDC plan is not a qualified plan, a number of federal income tax rules for qualified plans apply, such as limits on contributions. Generally, the maximum contribution amount that can be excluded from gross income in any tax year under an EDC plan is 33 1/3% of the employee's "includable compensation," up to a specified maximum. In 2000, the maximum contribution amount is $8,000. This amount could be adjusted for cost of living changes in future years. Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan.


 WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, separates from service with the employer or in the event of an unforeseen emergency. Income or gains on contributions under an EDC plan are subject to federal income tax when amounts are distributed or made available to the employee or beneficiary. Small amounts (up to $5000) may be taken out by the employee or forced out by the plan under certain circumstances, even though the employee may still be working and amounts would not otherwise be made available.


 DISTRIBUTION REQUIREMENTS. IRS rules require that distributions from an EDC must be in substantially non-increasing amounts no less frequently than annually. EDC plans are subject to minimum distribution rules similar to those that apply to qualified plans. See "Required minimum distributions" in this section. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.


 If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received. However, the death benefits must be received within 15 years of the date of the deceased employee's death (or within the period of the life expectancy of the surviving spouse if the spouse is the designated beneficiary).

 TAX TREATMENT OF DISTRIBUTIONS. Distributions from an EDC plan may not be rolled over or transferred to any kind of IRA.

 Distributions to an EDC plan participant are characterized as "wages" for income tax reporting and withholding purposes.

 ----------
 60  Tax information
 -------------------------------------------------------------------------------

 No election out of withholding is possible. See "Federal and state income tax withholding and information reporting" in this section. Withholding on wages is the employer's responsibility. Distributions from an EDC plan are not subject to FICA tax, if FICA tax was withheld by the employer when wages were deferred. In certain circumstances, receipt of payments from an EDC plan may result in a reduction of an employee's Social Security benefits.


 TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

 This part of the prospectus contains the information that the IRS requires you to have before you purchase an IRA, and covers some of the special tax rules that apply to IRAs.

 Your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.


 If you own multiple IRAs, including IRAs funded by or through your employer, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements
 (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (www.irs.gov).


 The EQUI-VEST SEP and SIMPLE IRA contracts have been approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the EQUI-VEST SEP, SARSEP and SIMPLE IRA contracts.

 CANCELLATION


 You can cancel an EQUI-VEST IRA contract by following the directions under "Your right to cancel within a certain number of days" earlier in the prospectus. If you cancel a contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.


 CONTRIBUTIONS


 As SEP, SARSEP-IRA and SIMPLE IRA contracts are employer-funded traditional IRAs, the employee does not make regular contributions to the contract other than through the employer. However, an employee can make rollover or transfer contributions to SEP-IRA, SARSEP-IRA, and in limited circumstances, to SIMPLE-IRA contracts.



 ROLLOVERS AND TRANSFERS

 Rollover contributions may be made to a traditional IRA from these sources:

 o  qualified plans;

 o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

 o  other traditional IRAs.


 Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


 RECHARACTERIZATION


 Employer-funded amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have employer-funded amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.


 ROLLOVERS FROM QUALIFIED PLANS OR TSAS

 There are two ways to do rollovers:

 ----------
 61 Tax information
 -------------------------------------------------------------------------------

 o  Do it yourself

    You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


 o  Direct rollover

    You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the eligible rollover distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

 All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:


 o  only after-tax contributions you made to the plan; or


 o "required minimum distributions" after age 70 1/2 or separation from service; or


 o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or


 o  a hardship withdrawal; or


 o substantially equal periodic payments made for a specified period of 10 years or more; or


 o  corrective distributions which fit specified technical tax rules; or


 o  loans that are treated as distributions; or


 o  a death benefit payment to a beneficiary who is not your surviving spouse;
    or


 o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

 ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

 You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

 The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

 EXCESS CONTRIBUTIONS

 Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are examples of excess contributions to IRAs:


 o  regular contributions to a traditional IRA made after you reach age 70 1/2;
    or


 o rollover contributions of amounts which are not eligible to be rolled over, for example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2.

 You can avoid the excise tax by withdrawing an excess contribution before the due date (including extensions) for filing your federal income tax return for the year. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

 ----------
 62  Tax information
 -------------------------------------------------------------------------------

 Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

 (1) the rollover was from a qualified retirement plan to a traditional IRA;

 (2) the excess contribution was due to incorrect information that the plan provided; and

 (3) you took no tax deduction for the excess contribution.


 WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

 NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS

 You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

 TAXATION OF PAYMENTS

 Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable. The conversion of amounts from a SEP IRA, SARSEP IRA or SIMPLE IRA (after two plan participant years) to a Roth IRA is taxable. Generally, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

 In addition, a distribution is not taxable if:

 o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

 o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above).


 Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans under very limited circumstances.



 REQUIRED MINIMUM DISTRIBUTIONS

 Traditional IRAs are subject to required minimum distribution rules described below in "Required minimum distributions."

 SUCCESSOR ANNUITANT AND OWNER

 If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.

 PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

 IRA death benefits are taxed the same as IRA distributions.

 BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

 You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age 59 1/2 before the first day of that tax year.

 EARLY DISTRIBUTION PENALTY TAX

 A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

 o  on or after your death; or

 o  because you are disabled (special federal income tax definition); or

 o to pay for certain extraordinary medical expenses (special federal income tax definition); or

 o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

 ----------
 63  Tax information
 -------------------------------------------------------------------------------

 o to pay certain first-time home buyer expenses (special federal income tax definition); or

 o to pay certain higher education expenses (special federal income tax definition); or

 o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

 ILLUSTRATION OF GUARANTEED INTEREST RATES

 In the following two tables, we provide information that the IRS requires us to furnish to prospective IRA contract owners. In the tables we illustrate the 3% minimum guaranteed interest rate for contributions we assume are allocated entirely to the guaranteed interest option under series 300 and 400 contracts. In Table I we assume a $1,000 contribution made annually on the contract date and on each anniversary after that. We assume no withdrawals or transfers were made under the contract. In Table II we assume a single initial contribution of $1,000, and no additional contributions. We also assume no withdrawals or transfers. The 3% guaranteed interest rate is in the contract.

 The values shown assume the withdrawal charge applies. These values reflect the effect of the annual administrative charge deducted at the end of each contract year in which the account value is less than $20,000.

 To find the appropriate value for the end of the contract year at any particular age, you subtract the age (nearest birthday) at issue of the contract from the current age and find the corresponding year in the table. Years that correspond to a current age over 70, should be ignored.

 ----------
 64  Tax information
 -------------------------------------------------------------------------------

You should consider the information shown in the tables in light of your present age. Also, with respect to Table I, you should consider your ability to contribute $1,000 annually. Any change in the amounts contributed annually in Table I, or in the amount of the single contribution in Table II would, of course, change the results shown.


                                    TABLE I
                              ACCOUNT VALUES AND
                                  CASH VALUES
                 (assuming $1,000 contributions made annually
                    at the beginning of the contract year)


             3% MINIMUM GUARANTEE
-----------------------------------------------
   CONTRACT        ACCOUNT           CASH
   YEAR END         VALUE            VALUE
-----------------------------------------------
       1         $  1,009.40      $    954.89
-----------------------------------------------
       2         $  2,039.68      $  1,929.54
-----------------------------------------------
       3         $  3,100.87      $  2,933.43
-----------------------------------------------
       4         $  4,193.90      $  3,967.43
-----------------------------------------------
       5         $  5,319.72      $  5,032.45
-----------------------------------------------
       6         $  6,479.31      $  6,129.42
-----------------------------------------------
       7         $  7,673.69      $  7,313.69
-----------------------------------------------
       8         $  8,903.90      $  8,543.90
-----------------------------------------------
       9         $ 10,171.01      $  9,811.01
-----------------------------------------------
      10         $ 11,476.14      $ 11,116.14
-----------------------------------------------
      11         $ 12,820.43      $ 12,460.43
-----------------------------------------------
      12         $ 14,205.04      $ 13,845.04
-----------------------------------------------
      13         $ 15,631.19      $ 15,271.19
-----------------------------------------------
      14         $ 17,100.13      $ 16,740.13
-----------------------------------------------
      15         $ 18,613.13      $ 18,253.13
-----------------------------------------------
      16         $ 20,201.53      $ 19,841.53
-----------------------------------------------
      17         $ 21,837.57      $ 21,477.57
-----------------------------------------------
      18         $ 23,522.70      $ 23,162.70
-----------------------------------------------
      19         $ 25,258.38      $ 24,898.38
-----------------------------------------------
      20         $ 27,046.13      $ 26,686.13
-----------------------------------------------
      21         $ 28,887.52      $ 28,527.52
-----------------------------------------------
      22         $ 30,784.14      $ 30,424.14
-----------------------------------------------
      23         $ 32,737.67      $ 32,377.67
-----------------------------------------------
      24         $ 34,749.80      $ 34,389.80
-----------------------------------------------
      25         $ 36,822.29      $ 36,462.29
-----------------------------------------------



             3% MINIMUM GUARANTEE
-----------------------------------------------
   CONTRACT        ACCOUNT           CASH
   YEAR END         VALUE            VALUE
-----------------------------------------------
      26         $  38,956.96     $  38,596.96
-----------------------------------------------
      27         $  41,155.67     $  40,795.67
-----------------------------------------------
      28         $  43,420.34     $  43,060.34
-----------------------------------------------
      29         $  45,752.95     $  45,392.95
-----------------------------------------------
      30         $  48,155.53     $  47,795.53
-----------------------------------------------
      31         $  50,630.20     $  50,270.20
-----------------------------------------------
      32         $  53,179.11     $  52,819.11
-----------------------------------------------
      33         $  55,804.48     $  55,444.48
-----------------------------------------------
      34         $  58,508.61     $  58,148.61
-----------------------------------------------
      35         $  61,293.87     $  60,933.87
-----------------------------------------------
      36         $  64,162.69     $  63,802.69
-----------------------------------------------
      37         $  67,117.57     $  66,757.57
-----------------------------------------------
      38         $  70,161.10     $  69,801.10
-----------------------------------------------
      39         $  73,295.93     $  72,935.93
-----------------------------------------------
      40         $  76,524.81     $  76,164.81
-----------------------------------------------
      41         $  79,850.55     $  79,490.55
-----------------------------------------------
      42         $  83,276.07     $  82,916.07
-----------------------------------------------
      43         $  86,804.35     $  86,444.35
-----------------------------------------------
      44         $  90,438.48     $  90,078.48
-----------------------------------------------
      45         $  94,181.64     $  93,821.64
-----------------------------------------------
      46         $  98,037.08     $  97,677.08
-----------------------------------------------
      47         $ 102,008.20     $ 101,648.20
-----------------------------------------------
      48         $ 106,098.44     $ 105,738.44
-----------------------------------------------
      49         $ 110,311.40     $ 109,951.40
-----------------------------------------------
      50         $ 114,650.74     $ 114,290.74
-----------------------------------------------

----------
65  Tax information
--------------------------------------------------------------------------------

                                    TABLE II
                              ACCOUNT VALUES AND
                                  CASH VALUES
                 (assuming a single contribution of $1,000 and
                            no further contribution)

             3% MINIMUM GUARANTEE
-----------------------------------------------
   CONTRACT        ACCOUNT           CASH
   YEAR END         VALUE            VALUE
-----------------------------------------------
       1         $ 1,009.40       $   954.89
-----------------------------------------------
       2         $ 1,018.89       $   963.87
-----------------------------------------------
       3         $ 1,019.46       $   964.40
-----------------------------------------------
       4         $ 1,020.04       $   964.96
-----------------------------------------------
       5         $ 1,020.64       $   965.53
-----------------------------------------------
       6         $ 1,021.26       $   966.11
-----------------------------------------------
       7         $ 1,021.90       $ 1,021.90
-----------------------------------------------
       8         $ 1,022.55       $ 1,022.55
-----------------------------------------------
       9         $ 1,023.23       $ 1,023.23
-----------------------------------------------
      10         $ 1,023.93       $ 1,023.93
-----------------------------------------------
      11         $ 1,024.65       $ 1,024.65
-----------------------------------------------
      12         $ 1,025.38       $ 1,025.38
-----------------------------------------------
      13         $ 1,026.15       $ 1,026.15
-----------------------------------------------
      14         $ 1,026.93       $ 1,026.93
-----------------------------------------------
      15         $ 1,027.74       $ 1,027.74
-----------------------------------------------
      16         $ 1,028.57       $ 1,028.57
-----------------------------------------------
      17         $ 1,029.43       $ 1,029.43
-----------------------------------------------
      18         $ 1,030.31       $ 1,030.31
-----------------------------------------------
      19         $ 1,031.22       $ 1,031.22
-----------------------------------------------
      20         $ 1,032.16       $ 1,032.16
-----------------------------------------------
      21         $ 1,033.12       $ 1,033.12
-----------------------------------------------
      22         $ 1,034.11       $ 1,034.11
-----------------------------------------------
      23         $ 1,035.14       $ 1,035.14
-----------------------------------------------
      24         $ 1,036.19       $ 1,036.19
-----------------------------------------------
      25         $ 1,037.28       $ 1,037.28
-----------------------------------------------



             3% MINIMUM GUARANTEE
-----------------------------------------------
   CONTRACT        ACCOUNT           CASH
   YEAR END         VALUE            VALUE
-----------------------------------------------
      26         $ 1,038.40       $ 1,038.40
-----------------------------------------------
      27         $ 1,039.55       $ 1,039.55
-----------------------------------------------
      28         $ 1,040.73       $ 1,040.73
-----------------------------------------------
      29         $ 1,041.96       $ 1,041.96
-----------------------------------------------
      30         $ 1,043.22       $ 1,043.22
-----------------------------------------------
      31         $ 1,044.51       $ 1,044.51
-----------------------------------------------
      32         $ 1,045.85       $ 1,045.85
-----------------------------------------------
      33         $ 1,047.22       $ 1,047.22
-----------------------------------------------
      34         $ 1,048.64       $ 1,048.64
-----------------------------------------------
      35         $ 1,050.10       $ 1,050.10
-----------------------------------------------
      36         $ 1,051.60       $ 1,051.60
-----------------------------------------------
      37         $ 1,053.15       $ 1,053.15
-----------------------------------------------
      38         $ 1,054.74       $ 1,054.74
-----------------------------------------------
      39         $ 1,056.39       $ 1,056.39
-----------------------------------------------
      40         $ 1,058.08       $ 1,058.08
-----------------------------------------------
      41         $ 1,059.82       $ 1,059.82
-----------------------------------------------
      42         $ 1,061.61       $ 1,061.61
-----------------------------------------------
      43         $ 1,063.46       $ 1,063.46
-----------------------------------------------
      44         $ 1,065.37       $ 1,065.37
-----------------------------------------------
      45         $ 1,067.33       $ 1,067.33
-----------------------------------------------
      46         $ 1,069.35       $ 1,069.35
-----------------------------------------------
      47         $ 1,071.43       $ 1,071.43
-----------------------------------------------
      48         $ 1,073.57       $ 1,073.57
-----------------------------------------------
      49         $ 1,075.78       $ 1,075.78
-----------------------------------------------
      50         $ 1,078.05       $ 1,078.05
-----------------------------------------------

 ----------
 66  Tax information
 -------------------------------------------------------------------------------

 REQUIRED MINIMUM DISTRIBUTIONS

 If you are a participant in a qualified retirement plan, EDC plan, or own a TSA or traditional IRA, including SEP, SARSEP or SIMPLE IRA, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.


 LIFETIME REQUIRED MINIMUM DISTRIBUTIONS - WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION


 You must start taking annual distributions from your traditional IRAs beginning at age 70 1/2.

 Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70 1/2. Qualified plan, TSA and EDC participants may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70 1/2, as follows:

 o For qualified plan, TSA and EDC participants who have not retired from service with the employer who provided the funds for this qualified plan, TSA, or EDC contract by the calendar year the participant turns age
    70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement. Note that this rule does not apply to qualified plan participants who are 5% owners.

 o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.


 The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire, or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year - the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.


 HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

 There are two approaches to taking required minimum distributions - "account-based" or "annuity-based."

 ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your qualified plan, TSA, EDC, or traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This account balance gives you the required minimum distribution amount for that particular plan or arrangement for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

 You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually "recalculate" your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual

 ----------
 67  Tax information
 -------------------------------------------------------------------------------

 account-based required minimum distributions, you have to use the "term certain" method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

 You can later apply your traditional IRA or TSA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate selecting a form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

 If the qualified plan or EDC plan permits, you may also be able to select an account based withdrawal method followed by a life annuity payout if you elect to recalculate life expectancies.

 ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

 DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS?

 No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.


 WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE?

 No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.


 WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

 The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice-versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA or TSA that you maintain, using the method that you picked for that particular IRA or TSA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA or TSA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.


 WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

 Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70 1/2 is approaching. If this is an IRA or TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA or TSA that you own. Note that in the case of a qualified plan or EDC the distribution must be taken annually.


 WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE?

 If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death.

 ----------
 68  Tax information
 -------------------------------------------------------------------------------

 In some circumstances, your surviving spouse may elect to become the owner of your traditional IRA and halt distributions until he or she reaches age
 70 1/2.

 If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70 1/2 or (b) roll over your qualified plan, TSA, or traditional IRA into his or her own traditional IRA.

 SPECIAL EDC MINIMUM DISTRIBUTION RULES

 Any distribution payable over a period of more than one year must be paid at least annually and must be substantially nonincreasing. If an EDC plan participant dies before the Required Beginning Date, then required minimum distributions made after death must be paid over a period of not more than 15 years. If the surviving spouse is the beneficiary, these required minimum distributions may be paid over the life expectancy period of the spouse. Rollovers to traditional IRAs are not permitted.

 ERISA MATTERS

 ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

 Qualified plans under Section 401 of the Internal Revenue Code are generally subject to ERISA. Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

 In addition, certain loan rules apply only to loans under ERISA plans:

 o For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for insuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not Equitable Life, to properly administer any loan made to plan participants.

 o With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST processing and all other terms and conditions of the loan.

 o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

 o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

 o Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

 o Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

 o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by DOL, loans are not available (i) in a Keogh (non-corporate) plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

 CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C)
 OF ERISA

 Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and

 ----------
 69  Tax information
 -------------------------------------------------------------------------------

 necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

 Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).


 The EQUI-VEST Trusteed, HR-10 Annuitant-Owned, SIMPLE IRA and TSA programs provide the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its financial professionals shall not be responsible if a plan fails to meet the requirements of Section 404(c).



 FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

 We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

 You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

 You should note the following special situations:



 o We might have to withhold and/or report on amounts we pay under a free look or cancellation.



 o We are generally required to withhold on conversion rollovers of traditional IRAs in SEP, SARSEP, or SIMPLE IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

 Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


 FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

 We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


 Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,880 in periodic annuity payments in 2000 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your

 ----------
 70  Tax information
 -------------------------------------------------------------------------------

 withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


 MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

 Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another TSA or a traditional IRA. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

 o  any after-tax contributions you made to the plan; or

 o any distributions which are "required minimum distributions" after age 70 1/2 or separation from service; or

 o  hardship withdrawals; or

 o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

 o substantially equal periodic payments made for a specified period of 10 years or more; or

 o  corrective distributions which fit specified technical tax rules; or

 o  loans that are treated as distributions; or

 o  a death benefit payment to a beneficiary who is not your surviving spouse;
    or

 o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

 A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


 FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

 For a non-periodic distribution (total surrender or partial withdrawal), and any distribution from a qualified plan or TSA which is not an eligible rollover distribution we generally withhold at a flat 10% rate.

 You cannot elect out of withholding if the payment is an "eligible rollover distribution" from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an "eligible rollover distribution" then the 10% withholding rate applies.

 IMPACT OF TAXES TO EQUITABLE LIFE

 The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

 8
 More information


 ----------------
 71  More information
 -------------------------------------------------------------------------------

 ABOUT OUR SEPARATE ACCOUNT A

 Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to Equitable Life's other operations.

 Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account A.

 Each subaccount (variable investment option) within Separate Account A invests solely in Class IA or Class IB shares, respectively, issued by the corresponding portfolios of EQ Advisors Trust.

 We reserve the right subject to compliance with laws that apply:

 (1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

 (2) to combine any two or more variable investment options;

 (3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

 (4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

 (5) to deregister Separate Account A under the Investment Company Act of 1940;


 (6) to restrict or eliminate any voting rights as to Separate Account A; and

 (7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.

 ABOUT EQ ADVISORS TRUST

 EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


 Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life served as investment manager to EQ Advisors Trust.)

 EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.

 EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, their Rule 12b-1 plan relating to its Class IB shares, and

 ----------
 72  More information
 -------------------------------------------------------------------------------


 other aspects of the Trusts operations, appears in the prospectus for EQ Advisors Trust, attached at the end of this prospectus, or in its SAI which is available upon request.

 ABOUT OUR FIXED MATURITY OPTIONS

 RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

 We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

 The rates to maturity for new allocations as of March 1, 2000 and the related price per $100 of maturity value were as follows:



-----------------------------------------------------------------------------
   FIXED MATURITY
      OPTIONS
  WITH JUNE 15TH
   MATURITY DATE       RATE TO MATURITY AS            PRICE
        OF                     OF               PER $100 OF
   MATURITY YEAR          MARCH 1, 2000        MATURITY VALUE
-----------------------------------------------------------------------------
        2001                 5.20%                 $ 93.68
        2002                 5.65%                 $ 88.20
        2003                 6.10%                 $ 82.34
        2004                 6.15%                 $ 77.41
        2005                 6.25%                 $ 72.57
        2006                 6.35%                 $ 67.90
        2007                 6.40%                 $ 63.63
        2008                 6.40%                 $ 59.82
        2009                 6.45%                 $ 55.96
        2010                 6.50%                 $ 52.31
V=-----------------------------------------------------------------------------



 HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

 We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

 (1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.


     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

 (2) We determine the fixed maturity amount as of the current date.

 (3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

 -------------------------------------------------------------------------------
 Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
 -------------------------------------------------------------------------------

 If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III for an example.

 For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that

 ----------
 73  More information
 -------------------------------------------------------------------------------


 fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

 INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

 Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

 We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

 Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be require to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


 ABOUT THE GENERAL ACCOUNT


 Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and the fixed maturity options as well as our general obligations.

 The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interest under the contracts are registered under the Securities Act of 1933.

 We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to general accounts, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


 ABOUT OTHER METHODS OF PAYMENT


 AUTOMATIC INVESTMENT PROGRAM - FOR CERTAIN SEP AND KEOGH PLAN CONTRACTS ONLY


 You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking account, bank money market account, or credit union checking account and contributed as an

 ----------
 74  More information
 -------------------------------------------------------------------------------

 additional contribution into your contracts on a monthly basis. AIP is available for Single Life SEP and Keogh Units provided that the single life is the employer who provided the funds.


 AIP additional contributions may be allocated to any of the variable investment options and the guaranteed interest option but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.


 You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

 Wire transfers. Employers may also send contributions by wire transfer from a bank.


 DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

 We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

 BUSINESS DAY


 Our business day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays including Martin Luther King, Jr. Day and the Friday after Thanksgiving. Additionally, we may choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may close earlier due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


 o If your contribution, transfer or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern time on a business day, we will use the next business day.

 o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

 o Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

 CONTRIBUTIONS AND TRANSFERS

 o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.


 o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.


 o Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


 o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.


 o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

 o Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.


 o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

 ----------
 75  More information
 -------------------------------------------------------------------------------


 o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.


 o For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

 o For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

 ABOUT YOUR VOTING RIGHTS

 As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

 o  the election of trustees; or

 o  the formal approval of independent auditors selected for EQ Advisors Trust;
    or

 o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

 We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

 VOTING RIGHTS OF OTHERS


 Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


 SEPARATE ACCOUNT A VOTING RIGHTS

 If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

 CHANGES IN APPLICABLE LAW


 The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


 ABOUT LEGAL PROCEEDINGS

 Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

 ----------
 76  More information
 -------------------------------------------------------------------------------

 ABOUT OUR INDEPENDENT ACCOUNTANTS


 The consolidated financial statements of Equitable Life at December 31, 1999 and 1998, and for the three years ended December 31, 1999 incorporated in this prospectus by reference to the Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP independent accountants given on the authority of such firm as experts in auditing and accounting.

 FINANCIAL STATEMENTS

 The financial statements of Separate Account A, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.


 TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

 Generally, the owner may not assign a contract for any purpose. However, a trustee owner of a Trusteed contract can transfer ownership to the annuitant. We will not be bound by an assignment unless it is in writing and we have received it at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

 You cannot assign a contract as security for a loan or other obligation. Loans from account value, however, are permitted under TSA (but not University TSA) and Corporate Trusteed contracts only, unless restricted by the employer.

 FUNDING CHANGES

 The employer or trustee can change the funding vehicle for an EDC or Trusteed contract. You can change the funding vehicle for a TSA, SEP or SIMPLE IRA contract.

 DISTRIBUTION OF THE CONTRACTS


 AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc., and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account A. AXA Advisors serves as the principal underwriter of Separate Account A. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account A, Equitable Life paid AXA Advisors fees of $325,380 for 1999 $325,380 for 1998 and $325,380 for 1997, as distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account A.

 The contracts will be sold by financial professionals who are registered representatives of AXA Advisors, and its affiliates who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

 9
 Investment performance


 ----------------
 77  Investment performance
 -------------------------------------------------------------------------------


 We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.


 Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


 Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1and 2 take into account all current fees and charges under the contract including the withdrawal charge, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, or the annuity administrative fee, if applicable.

 Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the annual administrative charge and any withdrawal charge, or charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or the annuity administrative fee if applicable. If the charges were reflected they would effectively reduce the rates of return shown.


 In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. Since charges under the contracts vary, we have assumed, for each charge, the highest that might apply.


 Finally, the results shown for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


 EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

 All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


 From time to time, we may advertise different measurements of the investment performance options and/or the portfolios, including the measurements reflected in the tables below.

 THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECTS PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.


 BENCHMARKS

 Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks.

 Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating

 ----------
 78  Investment performance
 -------------------------------------------------------------------------------


 expenses typically associated with a managed portfolio. Also, they do not reflect other current charges such as the mortality and expense risks and other expense charges, annual administrative charge, or any withdrawal charge, under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:



 -------------------------------------------------------------------------------
 EQ/Aggressive Stock: 50% Russell 2000 Index and 50% Standard & Poor's Mid-Cap
  Total Return Index.
 Alliance Common Stock: Standard & Poor's 500 Index.
 Alliance Conservative Investors: 70% Lehman Treasury Bond Composite Index
  and 30% Standard & Poor's 500 Index.
 Alliance Equity Index: Standard & Poor's 500 Index.
 Alliance Global: Morgan Stanley Capital International World Index.
 Alliance Growth and Income: 75% Standard & Poor's 500 Index and 25%
  Value Line Convertibles Index.
 Alliance Growth Investors: 30% Lehman Government/Corporate Bond Index and
  70% Standard & Poor's 500 Index.
 Alliance High Yield: Benchmark #1 - Merrill Lynch High Yield Master Index.
  Benchmark #2 - Credit Suisse First Boston Global High Yield Index.
 Alliance Intermediate Government Securities: Lehman Intermediate Government
  Bond Index.
 Alliance International: Morgan Stanley Capital International Europe,
  Australia, Far East Index.
 Alliance Money Market: Salomon Brothers Three-Month T-Bill Index.
 EQ/Alliance Premier Growth: Standard & Poor's 500 Index.
 Alliance Quality Bond: Lehman Aggregate Bond Index.
 Alliance Small Cap Growth: Russell 2000 Growth Index.
 EQ/Alliance Technology: NASDAQ Composite.
 EQ/Balanced: 50% Standard & Poor's 500 and 50% Lehman Government/Corporate
  Bond Index.
 Calvert Socially Responsible: Standard & Poor's 500 Index.
 Capital Guardian Research: Standard & Poor's 500 Index.
 Capital Guardian U.S. Equity: Standard & Poor's 500 Index.
 EQ/Evergreen: Benchmark #1 - Russell 2000 Index. Benchmark #2 - Standard &
  Poor's 500 Index.
 EQ/Evergreen Foundation: 60% Standard & Poor's 500 Index/40% Lehman Brothers
  Aggregate Bond Index.
 MFS Emerging Growth Companies: Benchmark #1 - Russell 2000 Index.
 MFS Growth with Income: Standard & Poor's 500 Index.
 MFS Research: Standard & Poor's 500 Index.
 Mercury Basic Value Equity: Standard & Poor's 500 Index.
 Mercury World Strategy: 36% Standard & Poor's 500 Index/24% Morgan Stanley
  Capital International Europe, Australia, Far East Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14% Salomon Brothers World Government Bond (excluding U.S.)/and 5% Three-Month U.S. Treasury Bill.
 Morgan Stanley Emerging Markets Equity: Morgan Stanley Capital International
  Emerging Markets Free Price Return Index.
 EQ/Putnam Balanced: 60% Standard & Poor's 500 Index and 40% Lehman
  Government/Corporate Bond Index.
 EQ/Putnam Growth & Income Value: Standard & Poor's 500 Index.
 T. Rowe Price Equity Income: Standard & Poor's 500 Index.
 T. Rowe Price International Stock: Morgan Stanley Capital International
  Europe, Australia, Far East Index.
 Warburg Pincus Small Company Value: Benchmark #1 - Russell 2000 Index.
  Benchmark #2 - Russell 2000 Value Index.
 ------------------------------------------------------------------------------


 LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products.

 -----
 79  Investment performance
 -------------------------------------------------------------------------------


                                    TABLE 1
 AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999




-------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    SINCE        SINCE
                                                    1             3           5          10        OPTION      PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       YEAR         YEARS       YEARS       YEARS     INCEPTION*    INCEPTION
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 8.86%        4.09%       11.69%      13.32%      14.94%       14.94%
-------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                              14.47%       22.12%       23.70%      14.88%      15.43%       10.83%
-------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                     0.75%        6.69%        7.58%       6.09%       4.93%        6.28%
-------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                              10.11%       21.15%       23.54%         --       20.78%       19.46%
-------------------------------------------------------------------------------------------------------------------------
Alliance Global                                    26.71%       17.59%       16.04%      12.04%      13.48%       10.81%
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                          8.54%       16.14%       17.55%         --       13.71%       12.82%
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                          15.78%       14.83%       15.53%      13.50%      11.61%       13.59%
-------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                               (11.60)%      (2.77)%       5.08%       6.55%       3.06%        5.81%
-------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities        (8.41)%      (0.61)%       1.38%         --        0.48%        2.33%
-------------------------------------------------------------------------------------------------------------------------
Alliance International                             26.03%        8.09%          --          --        7.76%        8.15%
-------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                              (4.02)%      (0.39)%       0.27%       1.10%       3.13%        3.13%
-------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                             (10.36)%      (0.47)%       2.59%         --        0.42%        0.74%
-------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          17.00%          --           --          --        7.76%       11.62%
-------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                         7.77%       11.05%       11.70%       7.94%       9.51%        9.51%
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                      60.35%          --           --          --       39.18%       42.20%
-------------------------------------------------------------------------------------------------------------------------
MFS Research                                       12.61%          --           --          --       15.36%       17.66%
-------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                          8.79%          --           --          --        9.17%       11.67%
-------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                             10.99%          --           --          --        4.37%        6.18%
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             82.12%          --           --          --       (0.51)%      (0.51)%
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                 (8.50)%         --           --          --        2.42%        3.79%
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    (9.78)%         --           --          --        2.28%        4.21%
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        (5.28)%         --           --          --        5.19%        6.82%
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                  20.62%          --           --          --        8.47%        9.58%
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                 (6.89)%         --           --          --       (4.99)%      (2.50)%
-------------------------------------------------------------------------------------------------------------------------



* The variable investment option inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth and Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94), Alliance Small Cap Growth (6/2/97), MFS Emerging Growth Companies (6/2/97), MFS Research (6/2/97), Mercury Basic Value Equity (6/2/97), Mercury World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97). The inception dates for the variable investment options that became available after 12/31/98 and are therefore not shown in this table are: EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Calvert Socially Responsible (8/30/99) and EQ/Alliance Technology (anticipated to become available on or about 5/1/00).

-----
80  Investment performance
--------------------------------------------------------------------------------


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Mercury Basic Value Equity (5/1/97), Mercury World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), Warburg Pincus Small Company Value (5/1/97). EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (inception dates of 12/31/98) are not included because the variable investment options that correspond to the portfolios became available after 12/31/98. The inception dates for the portfolios that became available after 12/31/98 and are therefore not shown in the tables are: EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (4/30/99); and Calvert Socially Responsible (8/30/99); and EQ/Alliance Technology (anticipated to become available on or about 5/1/00).

-----
81  Investment performance
--------------------------------------------------------------------------------

                                    TABLE 2

      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999





-------------------------------------------------------------------------------------------------------------------------
                                                                     LENGTH OF INVESTMENT PERIOD
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             SINCE
                                                     1              3              5             10         PORTFOLIO
VARIABLE INVESTMENT OPTIONS                        YEAR           YEARS          YEARS          YEARS       INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 1,088.59     $ 1,127.66     $ 1,738.39     $ 3,491.17    $  8,860.66
-------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           $ 1,144.67     $ 1,821.06     $ 2,896.44     $ 4,004.07    $ 25,286.20
-------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 $ 1,007.45     $ 1,214.41     $ 1,441.12     $ 1,806.37    $  1,866.13
-------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           $ 1,101.11     $ 1,778.01     $ 2,877.87              -    $  2,824.22
-------------------------------------------------------------------------------------------------------------------------
Alliance Global                                 $ 1,267.06     $ 1,625.87     $ 2,103.61     $ 3,118.14    $  3,551.28
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                      $ 1,085.36     $ 1,566.72     $ 2,244.66              -    $  2,125.31
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       $ 1,157.81     $ 1,514.12     $ 2,058.07     $ 3,549.13    $  3,691.54
-------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             $   883.99     $   919.14     $ 1,280.91     $ 1,885.62    $  2,083.10
-------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities     $   915.94     $   981.67     $ 1,071.06             --    $  1,223.05
-------------------------------------------------------------------------------------------------------------------------
Alliance International                          $ 1,260.28     $ 1,262.88             --             --    $  1,450.53
-------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           $   959.77     $   988.45     $ 1,013.82     $ 1,115.98    $  1,723.86
-------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                           $   896.36     $   985.91     $ 1,136.62             --    $  1,047.10
-------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       $ 1,169.97             --             --             --    $  1,341.32
-------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                     $ 1,077.67     $ 1,369.45     $ 1,738.88     $ 2,146.09    $  4,154.52
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   $ 1,603.47             --             --             --    $  2,561.01
-------------------------------------------------------------------------------------------------------------------------
MFS Research                                    $ 1,126.08             --             --             --    $  1,543.93
-------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                      $ 1,087.90             --             --             --    $  1,342.95
-------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                          $ 1,109.90             --             --             --    $  1,173.71
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          $ 1,821.24             --             --             --    $    987.89
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              $   915.02             --             --             --    $  1,104.41
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 $   902.24             --             --             --    $  1,116.34
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     $   947.17             --             --             --    $  1,192.84
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $ 1,206.17             --             --             --    $  1,276.97
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              $   931.13             --             --             --    $    934.60
-------------------------------------------------------------------------------------------------------------------------


----------
*     Portfolio inception dates are shown in Table 1.

-----
82  Investment performance
--------------------------------------------------------------------------------


                                    TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999






------------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                                        1             3             5            10            20      PORTFOLIO
                                       YEAR         YEARS         YEARS         YEARS         YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                    17.24%        8.23%        14.69%        14.99%           --     16.11%
------------------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth                  51.65%       24.68%        19.97%        14.78%           --     15.86%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              18.09%       17.48%        19.92%        15.41%           --     14.58%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                  23.47%       26.17%        26.31%        16.97%        16.89%    12.42%
------------------------------------------------------------------------------------------------------------------------
Lipper Growth                          29.78%       26.87%        25.55%        16.90%        15.83%    15.16%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              21.03%       27.56%        28.56%        18.21%        17.88%    16.19%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS         8.67%       10.90%        10.96%         8.46%           --      8.53%
------------------------------------------------------------------------------------------------------------------------
Lipper Income                           4.42%       11.65%        13.70%        10.10%           --     10.15%
------------------------------------------------------------------------------------------------------------------------
Benchmark                               4.19%       12.07%        13.60%        10.75%           --     10.68%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                  18.77%       25.21%        26.12%           --            --     21.99%
------------------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Funds             19.36%       25.86%        26.81%           --            --     23.89%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              21.03%       27.56%        28.56%           --            --     24.14%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                        36.67%       21.81%        19.09%        14.27%           --     12.92%
------------------------------------------------------------------------------------------------------------------------
Lipper Global                          44.62%       23.92%        20.57%        11.65%           --     11.06%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              24.93%       21.61%        19.76%        11.42%           --     10.74%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME             17.07%       20.41%        20.42%           --            --     15.56%
------------------------------------------------------------------------------------------------------------------------
Lipper Growth & Income                 12.90%       17.23%        20.50%           --            --     16.45%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              20.71%       23.10%        25.01%           --            --     18.77%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS              24.89%       19.14%        18.56%        15.50%           --     15.50%
------------------------------------------------------------------------------------------------------------------------
Lipper Flexible Portfolio              10.45%       14.19%        15.15%        11.65%           --     11.68%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              13.77%       20.90%        22.15%        15.13%           --     15.15%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                    (4.65)%       1.41%         8.39%         8.75%           --      7.89%
------------------------------------------------------------------------------------------------------------------------
Lipper High Yield                       3.65%        4.82%         8.59%         9.61%           --      7.79%
------------------------------------------------------------------------------------------------------------------------
Benchmark #1                            1.57%        5.91%         9.61%        10.79%           --      9.99%
------------------------------------------------------------------------------------------------------------------------
Benchmark #2                            3.28%        5.37%         9.07%        11.06%           --     10.04%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES                            (1.20)%       3.59%         4.94%           --            --      4.85%
------------------------------------------------------------------------------------------------------------------------
Lipper U.S. Government                 (2.60)%       4.04%         5.81%           --            --      5.89%
------------------------------------------------------------------------------------------------------------------------
Benchmark                               0.49%        5.50%         6.93%           --            --      6.76%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                 35.94%       12.36%           --            --            --     11.61%
------------------------------------------------------------------------------------------------------------------------
Lipper International                   43.24%       18.74%           --            --            --     16.13%
------------------------------------------------------------------------------------------------------------------------
Benchmark                              26.96%       15.74%           --            --            --     13.11%
------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                   3.53%        3.80%         3.93%         3.75%           --      5.23%
------------------------------------------------------------------------------------------------------------------------
Lipper Money Market                     3.78%        4.05%         4.16%         3.96%           --      5.70%
------------------------------------------------------------------------------------------------------------------------
Benchmark                               4.74%        5.01%         5.20%         5.06%           --      6.65%
------------------------------------------------------------------------------------------------------------------------

-----
83
--------------------------------------------------------------------------------


                                    TABLE 3
  ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)





-------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                                               1            3          5             10       20            PORTFOLIO
                                             YEAR         YEARS       YEARS         YEARS    YEARS          INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                       (3.31)%       3.74%       6.02%           --       --             3.55%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond A-Rated               (2.56)%       4.06%       6.53%           --       --             4.36%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   (0.82)%       5.73%       7.73%           --       --             5.64%
-------------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                   26.20%          --          --            --       --            16.30%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                            34.26%          --          --            --       --            19.49%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   43.09%          --          --            --       --            25.88%
-------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED                                 16.20%       15.38%      14.86%        10.28%      --            11.15%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                             10.45%       14.19%      15.15%        11.65%      --            11.09%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                    9.07%       16.47%      17.93%        13.04%      --            13.19%
-------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY                  17.35%          --          --             --      --            16.36%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                      12.90%          --          --             --      --            18.00%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.03%          --          --             --      --            27.36%
-------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                      19.72%          --          --             --      --            10.63%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio            12.93%          --          --             --      --            11.91%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   13.07%          --          --             --      --            16.18%
-------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES               71.35%          --          --             --      --            46.28%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                              51.65%          --          --             --      --            32.50%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.26%          --          --             --      --            16.99%
-------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                                21.47%          --          --             --      --            22.28%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                               29.78%          --          --             --      --            29.33%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.03%          --          --             --      --            27.36%
-------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING
  MARKETS EQUITY                             93.12%          --          --             --      --             4.28%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                     82.53%          --          --             --      --             2.90%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   66.41%          --          --             --      --            (0.88)%
-------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                          (1.30)%         --          --             --      --             8.24%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                              8.69%          --          --             --      --            13.91%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   11.39%          --          --             --      --            18.81%
-------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE             (2.68)%         --          --             --      --             8.64%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                      12.90%          --          --             --      --            18.00%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.03%          --          --             --      --            27.36%
-------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                  2.17%          --          --             --      --            11.30%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                         6.90%          --          --             --      --            14.28%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.03%          --          --             --      --            27.36%
-------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK           30.10%          --          --             --      --            14.18%
-------------------------------------------------------------------------------------------------------------------------
 Lipper International                        43.24%          --          --             --      --            20.38%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   26.96%          --          --             --      --            18.32%
-------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE           0.44%          --          --             --      --             1.95%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                            34.26%          --          --             --      --            24.22%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                                21.26%          --          --             --      --            16.99%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                                (1.49)%         --          --             --      --             7.06%
-------------------------------------------------------------------------------------------------------------------------


----------

* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of the month-end closest to the actual date of portfolio inception.

-----
84  Investment performance
--------------------------------------------------------------------------------


                                    TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



-------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                                                                                                              PORTFOLIO
                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS        20 YEARS     INCEPTION*
 ------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK                    17.24%         26.79%        98.47%        304.38%             --        938.42%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                  51.65%        102.87%       158.98%        311.69%             --        683.45%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              18.09%         62.12%       147.96%        319.19%             --        595.55%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                  23.47%        100.83%       221.53%        379.30%       2,167.26%     3,853.25%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                          29.78%        106.30%       216.51%        386.68%       1,816.52%     2,838.39%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              21.03%        107.56%       251.12%        432.78%       2,584.39%     3,555.48%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS         8.67%         36.39%        68.17%        125.19%             --        131.37%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Income                           4.42%         39.31%        91.71%        163.35%             --        169.02%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                               4.19%         40.74%        89.21%        177.71%             --        186.90%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX                  18.77%         96.29%       219.12%            --              --        218.98%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds             19.36%         99.37%       227.98%            --              --        242.77%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              21.03%        107.56%       251.12%            --              --        253.66%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                        36.67%         80.74%       139.55%        279.74%             --        348.31%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Global                          44.62%         93.38%       162.57%        205.54%             --        273.03%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              24.93%         79.83%       146.35%        194.99%             --        252.80%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME             17.07%         74.59%       153.19%            --              --        146.90%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                 12.90%         62.52%       157.04%            --              --        158.01%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              20.71%         86.55%       205.26%            --              --        204.09%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS              24.89%         69.11%       134.23%        322.33%             --        337.75%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio              10.45%         49.38%       103.90%        204.29%             --        211.11%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              13.77%         76.71%       171.92%        309.28%             --        352.50%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                    (4.65)%         4.29%        49.59%        131.34%             --        168.23%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper High Yield                       3.65%         15.25%        51.19%        151.82%             --        166.74%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                            1.57%         18.80%        58.22%        178.72%             --        245.03%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                            3.28%         17.00%        54.39%        185.43%             --        246.92%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE
  GOVERNMENT SECURITIES                 (1.20)%        11.17%        27.26%            --              --         51.36%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper U.S. Government                 (2.60)%        12.55%        32.56%            --              --         64.40%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                               0.49%         17.43%        39.81%            --              --         77.41%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                 35.94%         41.84%           --             --              --         68.41%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper International                   43.24%         69.17%           --             --              --        103.07%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                              26.96%         55.06%           --             --              --         79.52%
 ------------------------------------------------------------------------------------------------------------------------

-----
85  Investment performance
--------------------------------------------------------------------------------


                                    TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                                                                                                            PORTFOLIO
                                          1 YEAR        3 YEARS       5 YEARS      10 YEARS     20 YEARS    INCEPTION*
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                     3.53%         11.83%        21.27%       44.51%        --           145.59%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                       3.78%         12.64%        22.65%       47.52%        --           178.18%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 4.74%         15.79%        28.88%       63.79%        --           229.35%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND                    (3.31)%        11.64%        33.98%          --         --            24.39%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond A-Rated             2.56%         12.69%        37.39%          --         --            30.19%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                (0.82)%        18.20%        45.12%          --         --            40.97%
 ------------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                26.20%            --            --           --         --            49.64%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                         34.26%            --            --           --         --            62.98%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                43.09%            --            --           --         --            84.91%
 ------------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED                              16.20%         53.60%        99.89%      166.11%        --           423.93%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                          10.45%         49.38%       103.91%      204.29%        --           335.16%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 9.07%         58.00%       128.08%      240.54%        --           558.00%
 ------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY               17.35%            --            --           --         --            49.82%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                   12.90%            --            --           --         --            56.85%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%            --            --           --         --            90.75%
 ------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                   19.72%            --            --           --         --            30.94%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio         12.93%            --            --           --         --            35.69%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                13.07%            --            --           --         --            49.16%
 ------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES            71.35%            --            --           --         --           175.93%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                           51.65%            --            --           --         --           120.85%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.26%            --            --           --         --            52.05%
 ------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                             21.47%            --            --           --         --            71.06%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                            29.78%            --            --           --         --           101.13%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%            --            --           --         --            90.75%
 ------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING
  MARKETS EQUITY                          93.12%            --            --           --         --            10.43%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                  82.53%            --            --           --         --             7.48%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                66.41%            --            --           --         --             5.32%
 ------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                       (1.30)%           --            --           --         --            23.53%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                           8.69%            --            --           --         --            42.44%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                11.39%            --            --           --         --            61.21%
 ------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH &
  INCOME VALUE                            (2.68)%           --            --           --         --            24.76%
 ------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                   12.90%            --            --           --         --            56.85%
 ------------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%            --            --           --         --            90.75%
 ------------------------------------------------------------------------------------------------------------------------

-----
86  Investment performance
--------------------------------------------------------------------------------


                                    TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)





 --------------------------------------------------------------------------------------------------------
                                                                                                SINCE
                                                                                              PORTFOLIO
                                     1 YEAR  3 YEARS     5 YEARS    10 YEARS     20 YEARS     INCEPTION*
 --------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME          2.17%    --          --          --           --          33.07%
 --------------------------------------------------------------------------------------------------------
 Lipper Equity Income                 6.90%    --          --          --           --          43.31%
 --------------------------------------------------------------------------------------------------------
 Benchmark                           21.03%    --          --          --           --          90.75%
 --------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
  INTERNATIONAL STOCK                30.10%    --          --          --           --          42.46%
 --------------------------------------------------------------------------------------------------------
 Lipper International                43.24%    --          --          --           --          65.44%
 --------------------------------------------------------------------------------------------------------
 Benchmark                           26.96%    --          --          --           --          56.70%
 --------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL
  COMPANY VALUE                       0.44%    --          --          --           --           5.28%
 --------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                    34.26%    --          --          --           --          83.94%
 --------------------------------------------------------------------------------------------------------
 Benchmark #1                        21.26%    --          --          --           --          52.05%
 --------------------------------------------------------------------------------------------------------
 Benchmark #2                        (1.49)%   --          --          --           --          19.99%
 --------------------------------------------------------------------------------------------------------


----------

* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of month-end closest to the actual date of portfolio inception.

-----
87  Investment performance
--------------------------------------------------------------------------------

                                    TABLE 5
                         YEAR-BY-YEAR RATES OF RETURN


---------------------------------------------------------------------------------------
                                          1990        1991         1992           1993
---------------------------------------------------------------------------------------
EQ/Aggressive Stock                       5.73%      84.57%        (4.47)%       15.17%
---------------------------------------------------------------------------------------
Alliance Common Stock                    (9.27)%     35.81%         1.82%        23.11%
---------------------------------------------------------------------------------------
Alliance Conservative Investors           4.97%      18.23%         4.36%         9.27%
---------------------------------------------------------------------------------------
Alliance Equity Index                       --          --            --            --
---------------------------------------------------------------------------------------
Alliance Global                          (7.33)%     28.79%        (1.86)%       30.34%
---------------------------------------------------------------------------------------
Alliance Growth and Income                  --          --            --         (0.59)%+
---------------------------------------------------------------------------------------
Alliance Growth Investors                 9.12%      46.90%         3.52%        13.71%
---------------------------------------------------------------------------------------
Alliance High Yield                      (2.43)%     22.78%        10.80%        21.48%
---------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                --       10.94%+        4.17%         9.09%
---------------------------------------------------------------------------------------
Alliance International                      --          --            --            --
---------------------------------------------------------------------------------------
Alliance Money Market                     6.82%       4.69%         2.16%         1.58%
---------------------------------------------------------------------------------------
Alliance Quality Bond                       --          --            --         (0.84)%+
---------------------------------------------------------------------------------------
Alliance Small Cap Growth                    -          --            --             -
---------------------------------------------------------------------------------------
EQ/Balanced                              (1.46)%     40.02%        (4.15)%       10.80%
---------------------------------------------------------------------------------------
Mercury Basic Value Equity                  --          --            --            --
---------------------------------------------------------------------------------------
Mercury World Strategy                      --          --            --            --
---------------------------------------------------------------------------------------
MFS Emerging Growth Companies               --          --            --            --
---------------------------------------------------------------------------------------
MFS Research                                --          --            --            --
---------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets
  Equity                                    --          --            --            --
---------------------------------------------------------------------------------------
EQ/Putnam Balanced                          --          --            --            --
---------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value             --          --            --            --
---------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 --          --            --            --
---------------------------------------------------------------------------------------
T. Rowe Price International Stock           --          --            --            --
---------------------------------------------------------------------------------------
Warburg Pincus Small Company Value          --          --            --            --
---------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
                                          1994         1995        1996          1997           1998         1999
-------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                      (5.11)%      29.87%       20.54%         9.31%         (1.07)%     17.24%
-------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                    (3.48)%      30.64%       22.55%        27.45%         27.62%      23.50%
-------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors          (5.38)%      18.79%        3.79%        11.71%         12.35%       8.67%
-------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                    (0.04)%+     34.66%       20.73%        30.79%         26.36%      18.77%
-------------------------------------------------------------------------------------------------------------------
Alliance Global                           3.82%       17.23%       13.06%        10.05%         20.17%      36.67%
-------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income               (1.90)%      22.42%       18.47%        25.06%         19.25%      17.07%
-------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                (4.44)%      24.68%       11.09%        15.21%         17.53%      24.89%
-------------------------------------------------------------------------------------------------------------------
Alliance High Yield                      (4.09)%      18.32%       21.23%        16.88%         (6.42)%     (4.65)%
-------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                             (5.65)%      11.81%        2.38%         5.85%          6.30%      (1.20)%
-------------------------------------------------------------------------------------------------------------------
Alliance International                      --         9.60%+       8.33%        (4.35)%         9.09%      35.94%
-------------------------------------------------------------------------------------------------------------------
Alliance Money Market                     2.62%        4.32%        3.90%         3.98%          3.89%       3.56%
-------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                    (6.37)%      15.46%        3.94%         7.68%          7.23%      (3.31)%
-------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                   --           --           --         25.55%+        (5.56)%     26.20%
-------------------------------------------------------------------------------------------------------------------
EQ/Balanced                              (9.27)%      18.13%       10.16%        13.44%         16.52%      16.20%
-------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                  --           --           --         15.97%+        10.09%      17.35%
-------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                      --           --           --          3.77%+         5.39%      19.72%
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies               --           --           --         21.34%+        32.72%      71.35%
-------------------------------------------------------------------------------------------------------------------
MFS Research                                --           --           --         15.01%+        22.44%      21.47%
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets
  Equity                                    --           --           --        (20.59)%+      (28.00)%     93.12%
-------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                          --           --           --         13.46%+        10.31%      (1.30)%
-------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value             --           --           --         15.17%+        11.31%      (2.68)%
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 --           --           --         21.04%+         7.61%       2.17%
-------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           --           --           --         (2.39)%+       12.17%      30.10%
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value          --           --           --         18.06%+       (11.21)%      0.44%
-------------------------------------------------------------------------------------------------------------------


----------
+ Returns for these portfolios represent less than 12 months of performance. The returns are as of each portfolio's inception date as shown in Table 1.

----------
 88  Investment performance
--------------------------------------------------------------------------------

 COMMUNICATING PERFORMANCE DATA

 In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios, and may compare the performance or ranking of those options and the portfolios with:

 o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

 o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

 o  data developed by us derived from such indices or averages.

 We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

 -------------------------------------------------------------------------------
 Barron's                                      Money Management Letter
 Morningstar's Variable Annuity Sourcebook     Investment Dealers Digest
 Business Week                                 National Underwriter
 Forbes                                        Pension & Investments
 Fortune                                       USA Today
 Institutional Investor                        Investor's Business Daily
 Money                                         The New York Times
 Kiplinger's Personal Finance                  The Wall Street Journal
 Financial Planning                            The Los Angeles Times
 Investment Adviser                            The Chicago Tribune
 Investment Management Weekly
 -------------------------------------------------------------------------------

 Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

 The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

 o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life insurance and annuity contracts; and

 o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

 The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.

 YIELD INFORMATION

 Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

 "Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option.

----------
89  Investment performance
--------------------------------------------------------------------------------


 The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charges for state premium and other applicable taxes. For more information, see "Alliance Money Market option yield information" and "Other yield information" in the SAI.

 Incorporation of certain documents by reference


 ----------------
 90 Incorporation of certain documents by reference
 -------------------------------------------------------------------------------


 Equitable Life's annual report on Form 10-K for the year ended December 31, 1999, is considered to be a part of this prospectus because it is incorporated by reference.


 After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.

 Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation, will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


 We file our Exchange Act documents and reports, including our annual report on Form 10-K and quarterly reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


 Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone:
 (212) 554-1234).

Appendix I: Condensed financial information


--------
A-1  Appendix I: Condensed financial information
--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same asset based charge. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.



SERIES 300 AND 400 CONTRACTS



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 1, 2000.




------------------------------------------------------------------------------------------------------------------
                                                                        DECEMBER 31,
                                        --------------------------------------------------------------------------
                                             1994        1995         1996         1997         1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  95.45    $  123.95     $ 149.41     $ 163.33     $ 161.59     $ 189.44
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          664        1,310        2,468        3,226        3,342        2,980
------------------------------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  91.64    $  108.26     $ 119.26     $ 135.29     $ 157.63     $ 183.18
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          289          386          548          655          752          854
------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  97.03       126.78     $ 155.42     $ 198.12     $ 252.88     $ 312.81
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          948        1,989        3,457        4,765        5,808        6,502
------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  95.10    $  112.97     $ 117.25     $ 130.98     $ 147.17     $ 159.92
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          325          491          567          553          661          752
------------------------------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 100.95    $  135.94     $ 164.12     $ 214.66     $ 271.24     $ 322.15
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           47          592        1,486        2,686        3,805        4,579
------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 104.12    $  122.06     $ 138.00     $ 151.87     $ 182.50     $ 249.93
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        1,305        2,121        2,995        3,369        3,395        3,509
------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  98.86    $  121.02     $ 143.37     $ 179.30     $ 213.81     $ 250.31
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          210          498          975        1,800        2,475        3,095
------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  96.31    $  120.08     $ 133.40     $ 153.69     $ 180.63     $ 225.59
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)        1,023        2,113        3,325        3,704        3,962        4,231
------------------------------------------------------------------------------------------------------------------

-----
A-2  Appendix I: Condensed financial information
--------------------------------------------------------------------------------

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)


------------------------------------------------------------------------------------------------------------------
                                                                        DECEMBER 31,
                                           -----------------------------------------------------------------------
                                             1994        1995         1996         1997         1998         1999
------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  95.88     $ 113.44     $ 137.53     $ 160.74     $ 150.42     $ 143.43
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          99          209          444          831        1,164           34
------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  98.19     $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          32           89          146          202          314          360
------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --     $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --          141          763          968          971          926
------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET
------------------------------------------------------------------------------------------------------------------
 Unit value                              $ 102.61     $ 107.04     $ 111.21     $ 115.66     $ 120.19     $ 124.47
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          63           81          165          146          262          360
------------------------------------------------------------------------------------------------------------------
 ALLIANCE QUALITY BOND
------------------------------------------------------------------------------------------------------------------
 Unit value                              $  93.87     $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          53          135          196          283          557          622
------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --     $ 125.55     $ 118.57     $ 149.54
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)          --           --           --          488        1,101          976
------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --           --     $ 116.36
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           --          887
------------------------------------------------------------------------------------------------------------------
 CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --           --     $ 107.58
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           --            4
------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --           --     $ 101.64
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           --           13
------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------
 Unit value                                    --           --           --           --           --     $ 106.78
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           --           --           --           --           --            8
------------------------------------------------------------------------------------------------------------------

-----
A-3  Appendix I: Condensed financial information
--------------------------------------------------------------------------------


SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                                 DECEMBER 31,
                                      ---------------------------------------------------------------------------
                                      1994     1995     1996        1997         1998         1999
------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --             --           --     $ 106.57
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --             --           --            5
----------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --             --           --     $ 105.16
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --             --           --            1
----------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 121.34     $ 161.04     $ 275.93
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            256        1,090        2,427
----------------------------------------------------------------------------------------------------------------
 MFS GROWTH WITH INCOME
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --             --           --     $ 104.48
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --             --           --           18
----------------------------------------------------------------------------------------------------------------
 MFS RESEARCH
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 115.01     $ 140.83     $ 171.06
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            236          720          959
----------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 115.97     $ 127.67     $ 149.82
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            145          444          617
----------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 103.77     $ 109.37     $ 130.94
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --             52           84           88
----------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS
  EQUITY
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $  79.41     $  57.18     $ 110.43
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            109          217          590
----------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 113.46     $ 125.16     $ 123.53
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            109          275          345
----------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --       $ 115.17     $ 128.20     $ 124.76
----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --            250          581          640
----------------------------------------------------------------------------------------------------------------

-----
A-4  Appendix I: Condensed financial information
--------------------------------------------------------------------------------

SERIES 300 AND 400 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)





------------------------------------------------------------------------------------------------------------------
                                                                 DECEMBER 31,
                                       ---------------------------------------------------------------------------
                                          1994     1995     1996       1997         1998         1999
------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --         $ 121.04     $ 130.25     $ 133.07
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --              475        1,070        1,072
------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --         $  97.61     $ 109.49     $ 142.46
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --              387          671          765
------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
 Unit value                            --       --       --         $ 118.06     $ 104.82     $ 105.28
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)   --       --       --              577          859          721
------------------------------------------------------------------------------------------------------------------

-----
A-5 Appendix I: Condensed financial information
--------------------------------------------------------------------------------

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION



--------------------------------------------------------------------------------------------
                                                DECEMBER 31,
                            ----------------------------------------------------------------
                              1990        1991        1992        1993        1994
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------
 Unit value                $ 27.36   $ 50.51    $  48.30    $  55.68    $  52.88
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        9,545    12,962      17,986      21,496      24,787
--------------------------------------------------------------------------------------------
 ALLIANCE COMMON
  STOCK
--------------------------------------------------------------------------------------------
 Unit value                $ 75.67   $102.76    $ 104.63    $ 128.81    $ 124.32
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        9,670    10,292      11,841      13,917      15,749
--------------------------------------------------------------------------------------------
 ALLIANCE
  CONSERVATIVE
  INVESTORS
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $  95.10
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --         325
--------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $ 100.95
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --          47
--------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $ 104.12
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --       1,305
--------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND
  INCOME
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $  98.86
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --         210
--------------------------------------------------------------------------------------------
 ALLIANCE GROWTH
  INVESTORS
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $  96.31
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --       1,023
--------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------
 Unit value                     --        --          --          --    $  95.88
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           --        --          --          --          99
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                                 DECEMBER 31,
                           -----------------------------------------------------------------
                              1995        1996        1997        1998        1999
--------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------------------
 Unit value              $ 68.73    $  82.91    $  90.75    $  89.92       $ 105.59
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)     25,821      27,945      28,030      25,634         20,946
--------------------------------------------------------------------------------------------
 ALLIANCE COMMON
  STOCK
--------------------------------------------------------------------------------------------
 Unit value             $ 162.42    $ 199.05    $ 253.68    $ 323.75       $ 399.74
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)     16,292      16,933      17,386      17,231         16,705
--------------------------------------------------------------------------------------------
 ALLIANCE
  CONSERVATIVE
  INVESTORS
--------------------------------------------------------------------------------------------
 Unit value             $ 112.97    $ 117.25    $ 130.98    $ 147.17       $ 159.92
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        491         567         553         661            752
--------------------------------------------------------------------------------------------
 ALLIANCE EQUITY INDEX
--------------------------------------------------------------------------------------------
 Unit value             $ 135.94    $ 164.12    $ 214.66    $ 271.24       $ 322.15
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        592       1,486       2,686       3,805          4,579
--------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL
--------------------------------------------------------------------------------------------
 Unit value             $ 122.06    $ 138.00    $ 151.87    $ 182.50       $ 249.93
--------------------------------------------------------------------------------------------
 Number of units
 outstanding (000's)       2,121       2,995       3,369       3,395          3,509
--------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND
  INCOME
--------------------------------------------------------------------------------------------
 Unit value             $ 121.02    $ 143.37    $ 179.30    $ 213.81       $ 250.31
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        498         975       1,800       2,475          3,095
--------------------------------------------------------------------------------------------
 ALLIANCE GROWTH
  INVESTORS
--------------------------------------------------------------------------------------------
 Unit value             $ 120.08    $ 133.40    $ 153.69    $ 180.63       $ 225.59
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)      2,113       3,325       3,704       3,962          4,231
--------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------------------
 Unit value             $ 113.44    $ 137.53    $ 160.74    $ 150.42       $ 143.43
--------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        209         444         831       1,164            998
--------------------------------------------------------------------------------------------

-----
A-6 Appendix I: Condensed financial information
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



------------------------------------------------------------------------------------------
                                               DECEMBER 31,
                         -----------------------------------------------------------------
                             1990        1991        1992        1993        1994
------------------------------------------------------------------------------------------
 ALLIANCE
  INTERMEDIATE
  GOVERNMENT
  SECURITIES
------------------------------------------------------------------------------------------
 Unit value                 --          --          --          --     $ 98.19
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)       --          --          --          --          32
------------------------------------------------------------------------------------------
 ALLIANCE
  INTERNATIONAL
------------------------------------------------------------------------------------------
 Unit value                 --          --          --          --
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)       --          --          --          --
------------------------------------------------------------------------------------------
 ALLIANCE MONEY
  MARKET
------------------------------------------------------------------------------------------
 Unit value            $ 23.38     $ 24.48     $ 25.01     $ 25.41     $ 26.08
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)    1,307       1,325       1,201       1,065       1,000
------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER
  GROWTH
------------------------------------------------------------------------------------------
 Unit value
------------------------------------------------------------------------------------------
 Number of unites
  outstanding (000's)
------------------------------------------------------------------------------------------
 ALLIANCE QUALITY
  BOND
------------------------------------------------------------------------------------------
 Unit value                 --          --          --          --     $ 93.87
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)       --          --          --          --          53
------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP
  GROWTH
------------------------------------------------------------------------------------------
 Unit value                 --          --          --          --           -
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)       --          --          --          --           -
------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------
 Unit value            $ 19.40     $ 27.17     $ 26.04     $ 28.85     $ 26.18
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   19,423      21,100      25,975      31,259      32,664
------------------------------------------------------------------------------------------
 CALVERT SOCIALLY
  RESPONSIBLE
------------------------------------------------------------------------------------------
Unit Value
------------------------------------------------------------------------------------------
Number of units
  outstanding (000's)
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
                                                  DECEMBER 31,
                          ----------------------------------------------------------------
                             1995         1996         1997         1998         1999
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
 ALLIANCE
  INTERMEDIATE
  GOVERNMENT
  SECURITIES
------------------------------------------------------------------------------------------
 Unit value               $ 109.80     $ 112.40     $ 118.98     $ 126.48     $ 124.96
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)           89          146          202          314          360
------------------------------------------------------------------------------------------
 ALLIANCE
  INTERNATIONAL
------------------------------------------------------------------------------------------
 Unit value               $ 104.15     $ 112.83     $ 107.92     $ 117.72     $ 160.04
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)          141          763          968          971          926
------------------------------------------------------------------------------------------
 ALLIANCE MONEY
  MARKET
------------------------------------------------------------------------------------------
 Unit value               $  27.22     $  28.28     $  29.41     $  30.55     $  31.63
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)        1,021        1,013          973        1,261        1,516
------------------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER
  GROWTH
------------------------------------------------------------------------------------------
 Unit value                                                                   $ 116.36
------------------------------------------------------------------------------------------
 Number of unites
  outstanding (000's)                                                              887
------------------------------------------------------------------------------------------
 ALLIANCE QUALITY
  BOND
------------------------------------------------------------------------------------------
 Unit value               $ 108.38     $ 112.65     $ 121.30     $ 130.07     $ 125.76
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)          135          196          283          557          622
------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP
  GROWTH
------------------------------------------------------------------------------------------
 Unit value                      -            -     $ 125.55     $ 118.57     $ 149.64
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)            -            -          488        1,101          976
------------------------------------------------------------------------------------------
 EQ/BALANCED
------------------------------------------------------------------------------------------
 Unit value               $  30.92     $  34.06     $  38.66     $  45.07     $  52.39
------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)       30,212       28,319       26,036       24,361       22,434
------------------------------------------------------------------------------------------
 CALVERT SOCIALLY
  RESPONSIBLE
------------------------------------------------------------------------------------------
Unit Value                                                                    $ 107.58
------------------------------------------------------------------------------------------
Number of units
  outstanding (000's)                                                                4
------------------------------------------------------------------------------------------

-----
A-7 Appendix I: Condensed financial information
--------------------------------------------------------------------------------

SERIES 100 AND 200 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                    DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                           1990     1991     1992     1993     1994     1995     1996       1997         1998         1999
-----------------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S.
  EQUITY
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                                        $ 101.64
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)                                                                                                    13
-----------------------------------------------------------------------------------------------------------------------------
 CAPITAL GUARDIAN
  RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                                        $ 106.78
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)                                                                                                     8
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                                        $ 106.57
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)                                                                                                     5
-----------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN
  FOUNDATION
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                                        $ 105.16
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)                                                                                                     -
-----------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING
  GROWTH
  COMPANIES
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 121.34     $ 101.04     $ 275.93
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            256        1,090        2,427
-----------------------------------------------------------------------------------------------------------------------------
 MFS GROWTH WITH
  INCOME
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                                        $ 104.48
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)                                                                                                    18
-----------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 115.01     $ 140.83     $ 171.06
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            236          720          959
-----------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE
  EQUITY
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 115.97     $ 127.97     $ 149.82
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            145          444          617
-----------------------------------------------------------------------------------------------------------------------------

-----
A-8 Appendix I: Condensed financial information
--------------------------------------------------------------------------------


SERIES 100 AND 200 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------
                                                                    DECEMBER 31,
                        -----------------------------------------------------------------------------------------------------
                           1990     1991     1992     1993     1994     1995     1996       1997         1998         1999
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD
  STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 103.77     $ 109.37     $ 130.94
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --             52           84           88
-----------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY
  EMERGING MARKETS
  EQUITY
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $  79.41     $  57.18     $ 110.43
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            109          217          590
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 113.46     $ 125.16     $ 123.53
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            109          275          345
-----------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH &
  INCOME VALUE
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 115.17     $ 128.20     $ 124.76
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            250          581          648
-----------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY
  INCOME
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 121.04     $ 130.25     $ 133.07
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            475        1,070        1,072
-----------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
  INTERNATIONAL
  STOCK
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $  97.61     $ 109.49     $ 142.46
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            387          671          765
-----------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS
  SMALL COMPANY
  VALUE
-----------------------------------------------------------------------------------------------------------------------------
 Unit value             --       --       --       --       --       --         --       $ 118.06     $ 104.82     $ 105.28
-----------------------------------------------------------------------------------------------------------------------------
 Number of units
  outstanding (000's)   --       --       --       --       --       --         --            577          859          721
-----------------------------------------------------------------------------------------------------------------------------

Appendix II: Original contracts


--------
B-1 Appendix II: Original contracts
--------------------------------------------------------------------------------


Original Contracts are EQUI-VEST contracts under which the contract owner has not elected to add any new variable investment options. Therefore, only the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. If you own an original contract, only the guaranteed interest option and the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options are available. In most cases, you may request that we add additional variable investment options to your original contract. We reserve the right to deny your request.


TRANSFERRING YOUR ACCOUNT VALUE. If you own an original contract, including original contract owners who elect to amend their contract by selecting maximum transfer flexibility, the Alliance Money Market option is always available. However, we will not permit transfers into the Alliance Money Market option from any other investment option. There will not be any other transfer limitations under your original contract.

Appendix III: Market value adjustment example


--------
C-1  Appendix III: Market value adjustment example
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 14, 2001 to a fixed maturity option with a maturity date of June 15, 2010 (i.e., nine years later) at a rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2005.







----------------------------------------------------------------------------------------------
                                                                    HYPOTHETICAL ASSUMED RATE
                                                                     TO MATURITY ON JUNE 15,
                                                                              2005
----------------------------------------------------------------------------------------------
                                                                        5.00%        9.00%
----------------------------------------------------------------------------------------------
AS OF JUNE 15, 2005 (BEFORE WITHDRAWAL)
----------------------------------------------------------------------------------------------
(1) Market adjusted amount                                           $144,048     $ 119,487
----------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                            $131,080     $ 131,080
----------------------------------------------------------------------------------------------
(3) Market value adjustment:
   (1) - (2)                                                         $ 12,968     $ (11,593)
----------------------------------------------------------------------------------------------
 ON JUNE 15, 2005 (AFTER WITHDRAWAL)
----------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
   (3) x [$50,000/(1)]                                               $  4,501     $  (4,851)
----------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount
   [$50,000 - (4)]                                                   $ 45,499     $  54,851
----------------------------------------------------------------------------------------------
(6) Fixed maturity amount (2) - (5)                                  $ 85,581     $  76,229
----------------------------------------------------------------------------------------------
(7) Maturity value                                                   $120,032     $ 106,915
----------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                    $ 94,048     $  69,487
----------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

Statement of additional information
--------------------------------------------------------------------------------

TABLE OF CONTENTS





                                                    PAGE
Additional loan provisions                           2
Tax rules: special aspects                           4
Required minimum distributions option                5
Calculation of annuity payments                      6
The reorganization                                   8
Custodian and independent accountants                9
Alliance Money Market option yield information       9
Other yield information                             10
Financial statements                                17


HOW TO OBTAIN AN EQUI-VEST STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call 1-800-628-6673 or send this request form to:
  EQUI-VEST
  Employer Sponsored Programs
  Processing Office
  The Equitable Life
  P.O. Box 2996
  New York, NY 10116-2996
 ................................................................................


Please send me an EQUI-VEST Statement of Additional Information dated May 1,
2000
(Employer-Sponsored Retirement Programs)



------------------------------------------------------------------------------
Name:


------------------------------------------------------------------------------
Address:


------------------------------------------------------------------------------
City           State   Zip



888-1285A (5/00)

EQUI-VEST(TM)
Employer-Sponsored Retirement Programs

TSA ADVANTAGE(SM)



SUPPLEMENT DATED MAY 1, 2000
TO THE PROSPECTUS DATED MAY 1, 2000


--------------------------------------------------------------------------------


This supplement adds and modifies certain information contained in the prospectus dated May 1, 2000 for the EQUI-VEST deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.

We offer the series 600 TSA Advantage contract to fund all Section 403(b) plans sponsored by Section 501(c)(3) tax-exempt organizations, except those plans sponsored by primary or secondary schools. It is also available to post-secondary public educational institutions described in Section 403(b)(1)(A)(ii) of the Internal Revenue Code with more than 500 employees eligible to participate. For plans sponsored by a hospital or other health care organization qualified or intended to qualify under Section 501(c)(3) of the Internal Revenue Code, the TSA Advantage contract will be available only when the employer makes contributions to the 403(b) plan (whether on a matching or non-elective contribution basis) or makes a contribution to a plan qualified under 401(a) of the Internal Revenue Code, matching employee elective deferrals in the 403(b) plan. Under the TSA Advantage contract, contributions including rollover contributions and direct transfer contributions from existing Section 403(b) plans (programs or arrangements) may be accepted only if the contributions are fully vested under the existing TSA plan. The TSA Advantage contract may not currently be available in your state. Your financial professional can provide information about state availability.

For Section 403(b) plans offered for hospital and health care facility employees, non-salary reduction (employer contributions) must be made. TSA Advantage is available only to employees of employers that currently have, or within the first contract year are expected to have, at least 50 participants. Employees in Section 403(b) plans that do not meet these requirements are only eligible for TSA series 100 and 200 contracts. Subject to a written agreement between Equitable Life and an employer sponsoring a 403(b) plan that uses an EQUI-VEST TSA Advantage contract as a funding vehicle for plan assets, Equitable Life may reimburse that employer for certain expenses associated with that employer's plan, for example recordkeeping or other administrative services. Any such reimbursement will not exceed ten dollars for each EQUI-VEST TSA Advantage contract issued to a participant of that employer's 403(b) plan.


--------------------------------------------------------------------------------
A participant is an individual who participates in an employer's plan funded by an EQUI-VEST contract. The participant is also the annuitant who is the measuring life for determining annuity benefits.
--------------------------------------------------------------------------------

We may at some future time, under certain circumstances and subject to applicable law, allow a current owner of a series 100 or series 200 TSA contract to exchange it for a TSA Advantage contract. An exchange for a TSA Advantage contract may or may not be advantageous to you, based on all the circumstances, including a comparison of contractual terms and conditions, and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

                        ---------------------------------

See "Tax information" in the prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information for TSA contracts.

We offer the EQUI-VEST TSA Advantage contract to purchasers on the same basis and under the same terms and conditions described in the prospectus as those that apply to the EQUI-VEST series 100 and 200 TSA contracts, except for certain material differences. Terms we use in this supplement have the same meaning as in the prospectus, unless we indicate otherwise.


Material differences between TSA Advantage and the provisions of the EQUI-VEST TSA series 100 and 200 contracts described in the prospectus include the information above as well as the following:


                                                                           72241

-----
  2
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED TO "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE - KEY FEATURES" UNDER "FEES AND CHARGES" ON PAGE 11 OF THE PROSPECTUS:



--------------------------------------------------------------------------------
Fees and charges under series 600         o  Daily charge on amounts invested in
                                             variable investment options for
                                             mortality and expense risks and
                                             other expenses at a current annual
                                             rate of 1.20% currently (2%
                                             maximum).

                                          o  Annual administrative charge: $30
                                             currently or 2% of the account
                                             value, if less ($65 maximum).

                                          o  Charge for third-party transfer
                                             (such as in the case of a
                                             trustee-to-trustee transfer for an
                                             IRA contract) or exchange (if your
                                             contract is exchanged for a
                                             contract issued by another
                                             insurance company): none currently
                                             ($65 maximum).

                                          o  No sales charge deducted at the
                                             time you make contributions.

                                          o  Withdrawal charge: We deduct a
                                             charge equal to 6% of the amount
                                             withdrawn or the defaulted loan
                                             amount in the first six contract
                                             years. The total of all withdrawal
                                             charges may not exceed 8% of all
                                             contributions made in the first six
                                             contract years. Under certain
                                             circumstances the withdrawal charge
                                             will not apply. They are discussed
                                             in "Charges and expenses" later in
                                             this supplement.

                                          o  We deduct a charge designed to
                                             approximate certain taxes that may
                                             be imposed on us, such as premium
                                             taxes in your state. The charge is
                                             generally deducted from the amount
                                             applied to an annuity payout
                                             option.

                                          o  We deduct a $350 annuity
                                             administrative fee from amounts
                                             applied to a variable annuity
                                             payout option.

                                          o  Annual expenses of EQ Advisors
                                             Trust portfolios are calculated as
                                             a percentage of the average daily
                                             net assets invested in each
                                             portfolio. These expenses include
                                             management fees ranging from 0.25%
                                             to 1.15% annually, 12b-1 fees of
                                             0.25% annually, and other expenses.
--------------------------------------------------------------------------------

THE FOLLOWING TABLE AND EXAMPLES ARE ADDED AFTER "IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:" ON PAGE 18 OF THE PROSPECTUS:

Fee table

-----
  3
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to the series 600 TSA Advantage contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described in "Charges and expenses" later in this supplement.

The guaranteed interest option and fixed maturity options discussed in the prospectus are not covered by the fee table and examples. However, the annual administrative charge and the withdrawal charge do apply to the guaranteed interest and the fixed maturity options. Also, an annuity administrative fee may apply when your annuity payments are to begin. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.


EQUI-VEST SERIES 600 CONTRACTS


-------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk(1)                                                              0.95%
Other expenses                                                                             0.25%
                                                                                           ----
Total Separate Account A annual expenses                                                   1.20% current (2.00% maximum)
-------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH CONTRACT DATE ANNIVERSARY
-------------------------------------------------------------------------------------------------------------------------------
Annual administrative charge(2)                                                            $30 current or 2% of your account
                                                                                           value, if less ($65
                                                                                           maximum, per occurrence)
-------------------------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge(3)                                                               6%
Charge for third-party transfer or exchange(4)                                             None currently ($65 maximum per
                                                                                           occurrence)
-------------------------------------------------------------------------------------------------------------------------------

-----
  4
--------------------------------------------------------------------------------

CLASS IB SHARES ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)


-----------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL
                                                MANAGEMENT                        OTHER          ANNUAL
                                                  FEES(5)       12B-1 FEE(6)   EXPENSES(7)   EXPENSES(6)(8)
-----------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 0.60%           0.25%          0.04%          0.89%
Alliance Common Stock                               0.46%           0.25%          0.04%          0.75%
Alliance Conservative Investors                     0.60%           0.25%          0.07%          0.92%
Alliance Equity Index                               0.25%           0.25%          0.05%          0.55%
Alliance Global                                     0.73%           0.25%          0.09%          1.07%
Alliance Growth and Income                          0.59%           0.25%          0.05%          0.89%
Alliance Growth Investors                           0.57%           0.25%          0.05%          0.87%
Alliance High Yield                                 0.60%           0.25%          0.05%          0.90%
Alliance Intermediate Government Securities         0.50%           0.25%          0.07%          0.82%
Alliance International                              0.85%           0.25%          0.20%          1.30%
Alliance Money Market                               0.34%           0.25%          0.05%          0.64%
EQ/Alliance Premier Growth                          0.90%           0.25%          0.00%          1.15%
Alliance Quality Bond                               0.53%           0.25%          0.05%          0.83%
Alliance Small Cap Growth                           0.75%           0.25%          0.07%          1.07%
EQ/Alliance Technology                              0.90%           0.25%          0.00%          1.15%
EQ/Balanced                                         0.57%           0.25%          0.05%          0.87%
Calvert Socially Responsible                        0.65%           0.25%          0.15%          1.05%
Capital Guardian Research                           0.65%           0.25%          0.05%          0.95%
Capital Guardian U.S. Equity                        0.65%           0.25%          0.05%          0.95%
EQ/Evergreen                                        0.65%           0.25%          0.05%          0.95%
EQ/Evergreen Foundation                             0.60%           0.25%          0.10%          0.95%
MFS Emerging Growth Companies                       0.65%           0.25%          0.10%          1.00%
MFS Growth with Income                              0.60%           0.25%          0.10%          0.95%
MFS Research                                        0.65%           0.25%          0.05%          0.95%
Mercury Basic Value Equity                          0.60%           0.25%          0.10%          0.95%
Mercury World Strategy                              0.70%           0.25%          0.25%          1.20%
Morgan Stanley Emerging Markets Equity              1.15%           0.25%          0.35%          1.75%
EQ/Putnam Balanced                                  0.60%           0.25%          0.05%          0.90%
EQ/Putnam Growth & Income Value                     0.60%           0.25%          0.10%          0.95%
T. Rowe Price Equity Income                         0.60%           0.25%          0.10%          0.95%
T. Rowe Price International Stock                   0.85%           0.25%          0.15%          1.25%
Warburg Pincus Small Company Value                  0.75%           0.25%          0.10%          1.10%
-----------------------------------------------------------------------------------------------------------

-----
  5
--------------------------------------------------------------------------------

----------

Notes:

(1)   A portion of this charge is for providing the death benefit.

(2) The charge is the lesser of $30 or 2% of account value. We reserve the right to increase this charge to an annual maximum of $65.

(3) This charge applies to withdrawn contributions that were made in the current and five prior contract years. This charge is deducted upon a withdrawal of amounts, or defaulted loan amounts, in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

(4) We do not currently impose a third-party transfer or exchange charge. However, we reserve the right to impose a charge in the future, but the charge may not exceed a maximum of $65 for each occurrence.

(5) The management fees shown reflect revised management fees, effective on or about May 1, 2000 which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of that portfolio's shareholders.

(6) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreements.

      On October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.

(8) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.05% for Calvert Socially Responsible; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced. The expense limitations for the EQ/Putnam Growth & Income Value, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value, portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.

      Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
      1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.66% for Capital Guardian International; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 4.45% for Calvert Socially Responsible; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.37% for MFS Growth with Income; 0.17% for MFS Research; 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.21% for T. Rowe Price Equity Income; and 0.28% for EQ/Putnam Balanced. Initial seed capital was invested on April 30, 1999 for the EQ/Alliance Premier Growth, Capital Guardian U.S. Equity and Capital Guardian Research portfolios and will be invested on May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.

      Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

-----
  6
--------------------------------------------------------------------------------

EXAMPLES: EQUI-VEST SERIES 600 CONTRACTS


For the series 600 TSA Advantage contract, the examples show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume a single contribution of $1,000 is invested in one of the variable investment options listed and a 5% annual return is earned on assets in that option.(1) The annual administrative charge is based on charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $0.51 per $1,000. We also assume there is no waiver of the withdrawal charge. Total Separate Account A expenses used to compute the example below are the maximum expenses rather than the lower current expenses. The series 600 contracts were first offered in July 1998.


These examples should not be considered a representation of past or future expense for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


--------------------------------------------------------------------------------------------
                                                   IF YOU SURRENDER YOUR CONTRACT AT
                                                   THE END OF EACH PERIOD SHOWN, THE
                                                          EXPENSES WOULD BE:
                                             -----------------------------------------------
Class IB Shares                               1 YEAR      3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           $ 85.90     $ 151.54     $ 219.71     $ 336.63
Alliance Common Stock                         $ 84.51     $ 147.42     $ 212.96     $ 322.77
Alliance Conservative Investors               $ 86.20     $ 152.42     $ 221.16     $ 339.57
Alliance Equity Index                         $ 82.52     $ 141.53     $ 203.24     $ 302.61
Alliance Global                               $ 87.69     $ 156.81     $ 228.34     $ 354.16
Alliance Growth and Income                    $ 85.90     $ 151.54     $ 219.71     $ 336.63
Alliance Growth Investors                     $ 85.70     $ 150.95     $ 218.75     $ 334.66
Alliance High Yield                           $ 86.00     $ 151.83     $ 220.19     $ 337.61
Alliance Intermediate Government Securities   $ 85.20     $ 149.48     $ 216.34     $ 329.72
Alliance International                        $ 89.97     $ 163.51     $ 239.26     $ 376.10
Alliance Money Market                         $ 83.42     $ 144.18     $ 207.62     $ 311.73
EQ/Alliance Premier Growth                    $ 88.48     $ 159.15           -            -
Alliance Quality Bond                         $ 85.30     $ 149.78     $ 216.82     $ 330.71
Alliance Small Cap Growth                     $ 87.69     $ 156.81     $ 228.34     $ 354.16
EQ/Alliance Technology                        $ 88.48     $ 159.15           -            -
EQ/Balanced                                   $ 85.70     $ 150.95     $ 218.75     $ 334.66
Calvert Socially Responsible                  $ 87.49     $ 156.22           -            -
Capital Guardian Research                     $ 86.49     $ 153.30           -            -
Capital Guardian U.S. Equity                  $ 86.49     $ 153.30           -            -
EQ/Evergreen                                  $ 86.49     $ 153.30     $ 222.60     $ 342.51
EQ/Evergreen Foundation                       $ 86.49     $ 153.30     $ 222.60     $ 342.51
MFS Emerging Growth Companies                 $ 86.99     $ 154.76     $ 224.99     $ 347.38
MFS Growth with Income                        $ 86.49     $ 153.30     $ 222.60     $ 342.51
MFS Research                                  $ 86.49     $ 153.30     $ 222.60     $ 342.51
Mercury Basic Value Equity                    $ 86.49     $ 153.30     $ 222.60     $ 342.51
Mercury World Strategy                        $ 88.98     $ 160.60     $ 234.52     $ 366.63
Morgan Stanley Emerging Markets Equity        $ 94.44     $ 176.54     $ 260.31     $ 417.55
EQ/Putnam Balanced                            $ 86.00     $ 151.83     $ 220.19     $ 337.61
EQ/Putnam Growth & Income Value               $ 86.49     $ 153.30     $ 222.60     $ 342.51
T. Rowe Price Equity Income                   $ 86.49     $ 153.30     $ 222.60     $ 342.51
T. Rowe Price International Stock             $ 89.47     $ 162.06     $ 236.89     $ 371.38
Warburg Pincus Small Company Value            $ 87.98     $ 157.69     $ 229.77     $ 357.06
--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                               IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                  THE END OF EACH PERIOD SHOWN, THE
                                                          EXPENSES WOULD BE:
                                           ------------------------------------------------
Class IB Shares                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           $ 30.87     $  94.38   $ 160.35     $ 336.63
Alliance Common Stock                         $ 29.40     $  90.02   $ 153.16     $ 322.77
Alliance Conservative Investors               $ 31.18     $  95.31   $ 161.88     $ 339.57
Alliance Equity Index                         $ 27.30     $  83.76   $ 142.82     $ 302.61
Alliance Global                               $ 32.75     $  99.97   $ 169.52     $ 354.16
Alliance Growth and Income                    $ 30.87     $  94.38   $ 160.35     $ 336.63
Alliance Growth Investors                     $ 30.66     $  93.76   $ 159.32     $ 334.66
Alliance High Yield                           $ 30.97     $  94.69   $ 160.86     $ 337.61
Alliance Intermediate Government Securities   $ 30.13     $  92.20   $ 156.76     $ 329.72
Alliance International                        $ 35.17     $ 107.08   $ 181.13     $ 376.10
Alliance Money Market                         $ 28.24     $  86.58   $ 147.49     $ 311.73
EQ/Alliance Premier Growth                    $ 33.59     $ 102.44         -            -
Alliance Quality Bond                         $ 30.24     $  92.51   $ 157.27     $ 330.71
Alliance Small Cap Growth                     $ 32.75     $  99.97   $ 169.52     $ 354.16
EQ/Alliance Technology                        $ 33.59     $ 102.44         -            -
EQ/Balanced                                   $ 30.66     $  93.76   $ 159.32     $ 334.66
Calvert Socially Responsible                  $ 32.54     $  99.35         -            -
Capital Guardian Research                     $ 31.49     $  96.24         -            -
Capital Guardian U.S. Equity                  $ 31.49     $  96.24         -            -
EQ/Evergreen                                  $ 31.49     $  96.24   $ 163.41     $ 342.51
EQ/Evergreen Foundation                       $ 31.49     $  96.24   $ 163.41     $ 342.51
MFS Emerging Growth Companies                 $ 32.02     $  97.80   $ 165.96     $ 347.38
MFS Growth with Income                        $ 31.49     $  96.24   $ 163.41     $ 342.51
MFS Research                                  $ 31.49     $  96.24   $ 163.41     $ 342.51
Mercury Basic Value Equity                    $ 31.49     $  96.24   $ 163.41     $ 342.51
Mercury World Strategy                        $ 34.12     $ 103.99   $ 176.10     $ 366.63
Morgan Stanley Emerging Markets Equity        $ 39.89     $ 120.89   $ 203.53     $ 417.55
EQ/Putnam Balanced                            $ 30.97     $  94.69   $ 160.86     $ 337.61
EQ/Putnam Growth & Income Value               $ 31.49     $  96.24   $ 163.41     $ 342.51
T. Rowe Price Equity Income                   $ 31.49     $  96.24   $ 163.41     $ 342.51
T. Rowe Price International Stock             $ 34.64     $ 105.53   $ 178.62     $ 371.38
Warburg Pincus Small Company Value            $ 33.07     $ 100.90   $ 171.04     $ 357.06
-------------------------------------------------------------------------------------------

-----
  7
--------------------------------------------------------------------------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of as payments under an annuity payout option. See "Accessing your money."


IF YOU ELECT A VARIABLE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a variable annuity payout option, the expenses shown in the above example of "if you do not surrender your contract" would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" in "Charges and expenses."



CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this supplement for unit values and number of units outstanding as of the period shown for each of the variable investment options, available as of December 31, 1999.

THE FOLLOWING IS ADDED AFTER THE INFORMATION UNDER "VARIABLE ANNUITY ADMINISTRATIVE FEE" ON PAGE 49 OF THE PROSPECTUS:


Charges and expenses

-----
  8
--------------------------------------------------------------------------------

CHARGES UNDER SERIES 600 CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE


We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is equivalent to a current annual rate of 0.95%.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.



CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is equivalent to a maximum annual rate of 0.25% of the net assets in each variable investment option.


MAXIMUM TOTAL CHARGES. The total annual rate for the above charges is currently 1.20%. We may increase or decrease this total annual rate, but we may not increase it above a maximum rate of 2.00%. We will only make any increase after we have sent you advance notice. Any increase or decrease will apply only after the date of the change. Any changes we make will reflect differences in costs and anticipated expenses, and will not be unfairly discriminatory.


ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last day of the contract year is less than $25,000 for TSA Advantage contracts. If your account value on such date is $25,000 or more for TSA Advantage contracts, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during that contract year.

The charge is deducted pro rata from the variable investment options and the guaranteed interest option, unless you tell us otherwise. If these amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options, unless you tell us otherwise.


We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually. We reserve the right to deduct this charge on a quarterly, rather than annual basis.

Also, we may reduce or eliminate the administrative charge when a TSA Advantage contract is used by an employer and administrative services are performed by us at a modified or minimum level. Any reduction or waiver we make will not be unfairly discriminatory.


CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE


There currently is no third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract), or exchange (if your contract is exchanged for a contract issued by another insurance company) charge for series 600 contracts. However, we reserve the right to impose this charge in the future, but it may not exceed a maximum of $65 per occurrence, subject to any law that applies.

-----
  9
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE FOR SERIES 600 CONTRACTS

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you terminate your contract; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.


We deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options in order of the earliest maturities date(s). If we will make up the required amounts from the fixed maturity options, a market value adjustment may apply. The withdrawal charge is equal to 6% of the amount withdrawn or the defaulted loan amount during the first six contract years. In the case of a surrender, we will pay the greater of (i) the account value after the withdrawal charge has been imposed (cash value), or (ii) the free withdrawal amount plus 94% of the remaining account value.


We reserve the right to change the amount of the withdrawal charge, but it will not exceed 6% of the amount withdrawn or the defaulted loan amount. Any change will not be unfairly discriminatory. Also, the total of all withdrawal charges assessed will not exceed 8% of all contributions made in the first six contract years.

10% FREE WITHDRAWAL AMOUNT. Each contract year, you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

EXCEPTIONS TO THE WITHDRAWAL CHARGE. A withdrawal charge will not apply upon any of the events listed below:



o The annuitant retires under the terms of the TSA plan, or separates from service;


o The annuitant reaches age 59 1/2 and completes at least five contract years;


o     The annuitant dies and a death benefit is payable to the beneficiary;


o We receive a properly completed election form providing for the account value to be used to buy a life annuity;


o The annuitant reaches age 55 and completes at least five contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity. The period certain annuity must extend beyond the annuitant's age 59 1/2 and must not permit any prepayment of the unpaid principal before the annuitant reaches age 59 1/2;


o The annuitant completes at least three contract years and we receive a properly completed election form providing for the account value to be used to buy a period certain annuity of at least 10 years which does not permit any prepayment of the unpaid principal;


o A request is made for a refund of an excess contribution within one month of the date on which the contribution is made;


o The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;


o We receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);


o The annuitant has been confined to a nursing home for more than 90 days (or such other period, if required in your state) as verified by a licensed physician. A nursing home for this purpose means one which is (a) approved by

------
  10
--------------------------------------------------------------------------------

Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

- its main function is to provide skilled, intermediate, or custodial nursing care;

-     it provides continuous room and board to three or more persons;

-     it is supervised by a registered nurse or licensed practical nurse;

-     it keeps daily medical records of each patient;

-     it controls and records all medications dispensed; and

-     its primary service is other than to provide housing for residents.



o The annuitant elects a withdrawal that qualifies as a hardship withdrawal under the federal income tax rules.



CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE ANNUITY ADMINISTRATIVE FEE

We deduct a fee of up to $350 from the amount to purchase a variable annuity payout option.



CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:



o     Investment advisory fees ranging from 0.25% to 1.15%.


o     12b-1 fees of 0.25% for Class IB shares.


o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.


o     Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following the prospectus.

THE FOLLOWING "INVESTMENT PERFORMANCE" INFORMATION REPLACES "INVESTMENT PERFORMANCE" BEGINNING ON PAGE 82 OF THE PROSPECTUS:


Investment performance


------
  11
--------------------------------------------------------------------------------


We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.


Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all current fees and charges under the contract, including the withdrawal charge, if applicable, but do not reflect the charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state if applicable or any applicable annuity administrative fee.

Tables 3, 4 and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the annual administrative charge and any withdrawal charge, or charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.

In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available.

Finally, the results shown for the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock options for periods before those options were operated as part of a unit investment trust reflect the results of the separate accounts that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding separate accounts. We have adjusted these results to reflect the fee and expense structure in effect for Separate Account A as a unit investment trust. See "The reorganization" in the SAI for additional information.


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


From time to time, we may advertise different measurements of the investment performance options and/or the portfolios, including the measurements reflected in the tables below.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DO NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.



BENCHMARKS


Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks.

Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed portfolio. Also, they do not reflect other current charges such as the mortality and expense risks and other expense charge,

------
  12
--------------------------------------------------------------------------------

annual administration charge, or any withdrawal charge under the contracts. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:


--------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK: 50% Russell 2000 Index and 50% Standard
  & Poor's Mid-Cap Total Return Index.
ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond
  Composite Index and 30% Standard & Poor's 500 Index.
ALLIANCE EQUITY INDEX: Standard & Poor's 500 Index.
ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.
ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index
  and 25% Value Line Convertibles Index.
ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate
  Bond Index and 70% Standard & Poor's 500 Index.
ALLIANCE HIGH YIELD: Benchmark #1 - Merrill Lynch High Yield
  Master Index and Benchmark #2 - Credit Suisse First Boston Global High Yield Index.
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman
  Intermediate Government Bond Index.
ALLIANCE INTERNATIONAL: Morgan Stanley Capital International
  Europe, Australia, Far East Index.
ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill
  Index.
EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.
ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
EQ/ALLIANCE TECHNOLOGY: NASDAQ Composite
EQ/BALANCED: 50% Standard & Poor's 500 and 50% Lehman
  Government/Corporate Bond Index.
CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index
CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
EQ/EVERGREEN: Benchmark #1 - Russell 2000 Index and
  Benchmark #2 - Standard & Poor's 500 Index.
EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500
  Index/40% Lehman Brothers Aggregate Bond Index.
MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
MFS RESEARCH: Standard & Poor's 500 Index.
MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.
MERCURY WORLD STRATEGY: 36% Standard & Poor's 500 Index/24%
  Morgan Stanley Capital International Europe, Australia, Far East
  Index/21% Salomon Brothers U.S. Treasury Bond 1 Year+ 14%
  Salomon Brothers World Government Bond (excluding U.S.)/and
  5% Three-Month U.S. Treasury Bill.
MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley
  Capital International Emerging Markets Free Price Return Index.
EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40%
  Lehman Government/Corporate Bond Index.
EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500
  Index.
T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.
T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital
  International Europe, Australia, Far East Index.
WARBURG PINCUS SMALL COMPANY VALUE: Benchmark #1 -
  Russell 2000 Index and Benchmark #2 - Russell 2000 Value Index.
--------------------------------------------------------------------------------


LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the EQUI-VEST performance relative to other variable annuity products.

-----
 13
--------------------------------------------------------------------------------


                                     TABLE 1
  AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999



--------------------------------------------------------------------------------------------------------------------------
                                                                      LENGTH OF INVESTMENT PERIOD
                                               ---------------------------------------------------------------------------
                                                                                                    SINCE        SINCE
                                                    1             3           5           10       OPTION      PORTFOLIO
VARIABLE INVESTMENT OPTIONS                        YEAR         YEARS       YEARS       YEARS     INCEPTION*   INCEPTION**
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                 8.58%        4.01%       11.43%      13.33%      14.69%       14.69%
--------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                              14.39%       22.04%       23.64%      15.05%      15.27%       10.94%
--------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                     0.64%        6.59%        7.48%       6.28%       4.89%        6.36%
--------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                               9.99%       21.03%       23.44%          -       20.67%       19.36%
--------------------------------------------------------------------------------------------------------------------------
Alliance Global                                    26.56%       17.46%       15.92%      12.21%      13.36%       10.91%
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                          8.42%       16.03%       17.44%          -       13.60%       13.38%
--------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                          15.66%       14.40%       15.24%      13.56%      11.35%       13.60%
--------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                               (11.69)%      (2.53)%       4.99%       6.74%       3.00%        5.91%
--------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities        (8.51)%      (0.44)%       1.61%          -        0.88%        2.66%
--------------------------------------------------------------------------------------------------------------------------
Alliance International                             25.89%        7.97%           -           -        7.73%        8.04%
--------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                              (4.08)%      (0.21)%       0.65%       1.60%       3.15%        3.15%
--------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                             (10.47)%      (0.30)%       2.66%          -        0.77%        1.38%
--------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          16.90%           -            -           -        7.64%       11.51%
--------------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                         7.63%       10.91%       11.58%       8.15%       9.43%        9.43%
--------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                      60.59%           -            -           -       39.39%       42.41%
--------------------------------------------------------------------------------------------------------------------------
MFS Research                                       12.77%           -            -           -       15.53%       17.83%
--------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                          8.94%           -            -           -        9.32%       11.83%
--------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                             11.15%           -            -           -        4.59%        6.33%
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             82.40%           -            -           -       (0.03)%      (0.03)%
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                 (8.37)%          -            -           -        2.79%        4.04%
--------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    (9.65)%          -            -           -        2.66%        4.42%
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        (5.15)%          -            -           -        5.35%        6.98%
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                  20.79%           -            -           -        8.62%        9.74%
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                 (6.75)%          -            -           -       (4.42)%      (2.01)%
--------------------------------------------------------------------------------------------------------------------------



* The variable investment option inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/27/81), Alliance Conservative Investors (1/4/94), Alliance Equity Index (6/1/94), Alliance Global (1/4/94), Alliance Growth and Income (1/4/94), Alliance Growth Investors (1/4/94), Alliance High Yield (1/4/94), Alliance Intermediate Government Securities (6/1/94), Alliance International (9/1/95), Alliance Money Market (5/11/82), Alliance Quality Bond (1/4/94), Alliance Small Cap Growth (6/2/97), MFS Emerging Growth Companies (6/2/97), MFS Research (6/2/97), Mercury Basic Value Equity (6/2/97), Mercury World Strategy (6/2/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (6/2/97), EQ/Putnam Growth & Income Value (6/2/97), T. Rowe Price Equity Income (6/2/97), T. Rowe Price International Stock (6/2/97), Warburg Pincus Small Company Value (6/2/97). The inception dates for the variable investment options that became available on or after 12/31/98 and are therefore not shown in this table are: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income, EQ/Alliance Premier Growth, Capital Guardian Research, Capital Guardian U.S. Equity and Calvert Socially Responsible (8/30/99) and EQ/Alliance Technology (anticipated to become available on or about 5/1/00).

------
  14
--------------------------------------------------------------------------------


** The inception dates for the portfolios underlying the Alliance variable investment options shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates are: EQ/Aggressive Stock (5/1/84), EQ/Balanced (5/1/84), Alliance Common Stock (8/1/68), Alliance Conservative Investors (10/2/89), Alliance Equity Index (3/1/94), Alliance Global (8/27/87), Alliance Growth and Income (10/1/93), Alliance Growth Investors (10/2/89), Alliance High Yield (1/2/87), Alliance Intermediate Government Securities (4/1/91), Alliance International (4/3/95), Alliance Money Market (5/11/82), Alliance Quality Bond (10/1/93), Alliance Small Cap Growth (5/1/97), MFS Emerging Growth Companies (5/1/97), MFS Research (5/1/97), Mercury Basic Value Equity (5/1/97), Mercury World Strategy (5/1/97), Morgan Stanley Emerging Markets Equity (8/20/97), EQ/Putnam Balanced (5/1/97), EQ/Putnam Growth & Income Value (5/1/97), T. Rowe Price Equity Income (5/1/97), T. Rowe Price International Stock (5/1/97), Warburg Pincus Small Company Value (5/1/97). The inception dates for the portfolios that became available on or after 12/31/98 and are therefore not shown in the tables are: EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (12/31/98), EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (4/30/99); and Calvert Socially Responsible (8/30/99); and EQ/Alliance Technology (5/1/00).

------
  15
--------------------------------------------------------------------------------


                                     TABLE 2
      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999



----------------------------------------------------------------------------------------------------------------------
                                                                     LENGTH OF INVESTMENT PERIOD
                                               -----------------------------------------------------------------------
                                                                                                              SINCE
                                                     1              3              5              10        PORTFOLIO
VARIABLE INVESTMENT OPTIONS                        YEAR           YEARS          YEARS          YEARS       INCEPTION*
----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 1,085.82     $ 1,125.17     $ 1,718.33     $ 3,495.28    $  8,571.56
----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           $ 1,143.87     $ 1,817.51     $ 2,888.87     $ 4,061.47    $ 26,069.65
----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 $ 1,006.36     $ 1,210.96     $ 1,434.12     $ 1,838.49    $  1,881.53
----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                           $ 1,099.93     $ 1,772.91     $ 2,866.02              -    $  2,809.53
----------------------------------------------------------------------------------------------------------------------
Alliance Global                                 $ 1,265.57     $ 1,620.57     $ 2,093.13     $ 3,164.30    $  3,591.14
----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                      $ 1,084.21     $ 1,561.98     $ 2,234.41              -    $  2,192.20
----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       $ 1,156.61     $ 1,497.35     $ 2,032.02     $ 3,566.75    $  3,693.95
----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             $   883.13     $   926.10     $ 1,275.76     $ 1,920.50    $  2,109.55
----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities     $   914.94     $   986.86     $ 1,082.97              -    $  1,258.05
----------------------------------------------------------------------------------------------------------------------
Alliance International                          $ 1,258.92     $ 1,258.57              -              -    $  1,433.72
----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           $   959.24     $   993.83     $ 1,032.79     $ 1,171.83    $  1,727.85
----------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                           $   895.29     $   990.95     $ 1,140.18              -    $  1,089.50
----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       $ 1,168.97              -              -              -    $  1,337.76
----------------------------------------------------------------------------------------------------------------------
EQ/Balanced                                     $ 1,076.26     $ 1,364.15     $ 1,729.25     $ 2,188.11    $  4,102.83
----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   $ 1,605.89              -              -              -    $  2,571.24
----------------------------------------------------------------------------------------------------------------------
MFS Research                                    $ 1,127.68              -              -              -    $  1,550.20
----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                      $ 1,089.44              -              -              -    $  1,348.05
----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                          $ 1,111.47              -              -              -    $  1,178.16
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          $ 1,823.97              -              -              -    $    999.29
----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              $   916.31              -              -              -    $  1,111.51
----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 $   903.52              -              -              -    $  1,122.61
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     $   948.51              -              -              -    $  1,197.36
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $ 1,207.87              -              -              -    $  1,281.80
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              $   932.45              -              -              -    $    947.29
----------------------------------------------------------------------------------------------------------------------


----------
* Portfolio inception dates are shown in Table 1.

------
  16
--------------------------------------------------------------------------------


                                     TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



--------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                         PORTFOLIO
                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS      20 YEARS     INCEPTION*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                     17.12%        8.11%        14.59%        14.87%            -         15.88%
--------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                  51.65%       24.68%        19.97%        14.78%            -         15.86%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              18.09%       17.48%        19.92%        15.41%            -         14.58%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                   23.38%       26.09%        26.25%        16.90%        16.72%        12.24%
--------------------------------------------------------------------------------------------------------------------
 Lipper Growth                          29.78%       26.87%        25.55%        16.90%        15.83%        15.16%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              21.03%       27.56%        28.56%        18.21%        17.88%        16.19%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS          8.55%       10.79%        10.85%         8.36%            -          8.44%
--------------------------------------------------------------------------------------------------------------------
 Lipper Income                           4.42%       11.65%        13.70%        10.10%            -         10.15%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                               4.19%       12.07%        13.60%        10.75%            -         10.68%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                   18.64%       25.10%        26.02%            -             -         21.89%
--------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds             19.36%       25.86%        26.81%            -             -         23.89%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              21.03%       27.56%        28.56%            -             -         24.14%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                         36.51%       21.69%        18.98%        14.16%            -         12.80%
--------------------------------------------------------------------------------------------------------------------
 Lipper Global                          44.62%       23.92%        20.57%        11.65%            -         11.06%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              24.93%       21.61%        19.76%        11.42%            -         10.74%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME              16.95%       20.30%        20.31%            -             -         15.46%
--------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                 12.90%       17.23%        20.50%            -             -         16.45%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              20.71%       23.10%        25.01%            -             -         18.77%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS               24.76%       18.73%        18.28%        15.31%            -         15.32%
--------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio              10.45%       14.19%        15.15%        11.65%            -         11.68%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              13.77%       20.90%        22.15%        15.13%            -         15.15%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                     (4.74)%       1.32%         8.30%         8.66%            -          7.80%
--------------------------------------------------------------------------------------------------------------------
 Lipper High Yield                       3.65%        4.82%         8.59%         9.61%            -          7.79%
--------------------------------------------------------------------------------------------------------------------
 Benchmark #1                            1.57%        5.91%         9.61%        10.79%            -          9.99%
--------------------------------------------------------------------------------------------------------------------
 Benchmark #2                            3.28%        5.37%         9.07%        11.06%            -         10.04%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES                             (1.31)%       3.49%         4.84%            -             -          4.75%
--------------------------------------------------------------------------------------------------------------------
 Lipper U.S. Government                 (2.60)%       4.04%         5.81%            -             -          5.89%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                               0.49%        5.50%         6.93%            -             -          6.76%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                  35.79%       12.23%            -             -             -         11.49%
--------------------------------------------------------------------------------------------------------------------
 Lipper International                   43.24%       18.74%            -             -             -         16.13%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              26.96%       15.74%            -             -             -         13.11%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                    3.47%        3.73%         3.85%         3.67%            -          5.15%
--------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                     3.78%        4.05%         4.16%         3.96%            -          5.70%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                               4.74%        5.01%         5.20%         5.06%            -          6.65%
--------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                   (3.43)%       3.63%         5.92%            -             -          3.45%
--------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond BBB-Rated        (2.56)%       4.06%         6.53%            -             -          4.36%
--------------------------------------------------------------------------------------------------------------------
 Benchmark                              (0.82)%       5.73%         7.73%            -             -          5.64%
--------------------------------------------------------------------------------------------------------------------

------
  17
--------------------------------------------------------------------------------


                                     TABLE 3
  ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                                                                                                            PORTFOLIO
                                           1 YEAR       3 YEARS       5 YEARS      10 YEARS     20 YEARS    INCEPTION*
----------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                  26.09%             -             -             -            -    16.19%
---------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                          34.26%             -             -             -            -    19.49%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 43.09%             -             -             -            -    25.88%
-------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                                16.09%         15.28%        14.77%        10.20%           -    11.04%
-------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                           10.45%         14.19%        15.15%        11.65%           -    11.09%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                  9.07%         16.47%        17.93%        13.04%           -    13.19%
-------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES              71.59%             -             -             -            -    46.49%
-------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                            51.65%             -             -             -            -    32.50%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.26%             -             -             -            -    16.99%
-------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                               21.64%             -             -             -            -    22.46%
-------------------------------------------------------------------------------------------------------------------
 Lipper Growth                             29.78%             -             -             -            -    29.33%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -             -            -    27.36%
-------------------------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE EQUITY                 17.51%             -             -             -            -    16.52%
-------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%             -             -             -            -     18.00%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -             -            -    27.36%
-------------------------------------------------------------------------------------------------------------------
MERCURY WORLD STRATEGY                     19.89%             -             -             -            -    10.79%
-------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio          12.93%             -             -             -            -    11.91%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 13.07%             -             -             -            -    16.81%
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
 MARKETS EQUITY                            93.40%             -             -             -            -     4.43%
-------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                   82.53%             -             -             -            -     2.90%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 66.41%             -             -             -            -    (0.88)%
-------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                         (1.16)%            -             -             -            -     8.39%
-------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                            8.69%             -             -             -            -    13.91%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 11.39%             -             -             -            -    18.81%
-------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE            (2.54)%            -             -             -            -     8.80%
-------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%             -             -             -            -    18.00%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -             -            -    27.36%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                 2.31%             -             -             -            -    11.46%
-------------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                       6.90%             -             -             -            -    14.28%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -             -            -    27.36%
-------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK          30.29%             -             -             -            -    14.34%
-------------------------------------------------------------------------------------------------------------------
 Lipper International                      43.24%             -             -             -            -    20.38%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                 26.96%             -             -             -            -    18.32%
-------------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE          0.58%             -             -             -            -     2.09%
-------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                          34.26%             -             -             -            -    24.22%
-------------------------------------------------------------------------------------------------------------------
 Benchmark #1                              21.26%             -             -             -            -    16.99%
-------------------------------------------------------------------------------------------------------------------
 Benchmark #2                              (1.49)%            -             -             -            -     7.06%
-------------------------------------------------------------------------------------------------------------------


----------

* Portfolio inception dates are shown in Table 1. Lipper Survey and benchmark "since portfolio inception" information are as of the month-end closest to the actual date of portfolio inception.

------
  18
--------------------------------------------------------------------------------


                                     TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



-------------------------------------------------------------------------------------------------------------------------
                                                                                                                SINCE
                                                                                                              PORTFOLIO
                                        1 YEAR       3 YEARS       5 YEARS       10 YEARS        20 YEARS     INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK                    17.12%          26.37%        97.56%        300.04%              -        907.17%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                 51.65%         102.87%       158.98%        311.69%              -        683.45%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             18.09%          62.12%       147.96%        319.19%              -        595.55%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK                  23.38%         100.46%       220.74%        376.76%       2,102.68%     3,665.21%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                         29.78%         106.30%       216.51%        386.68%       1,816.52%     2,838.39%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             21.03%         107.56%       251.12%        432.78%       2,584.39%     3,555.48%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS         8.55%          36.01%        67.41%        123.19%              -        129.28%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Income                          4.42%          39.31%        91.71%        163.35%              -        169.02%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                              4.19%          40.74%        89.21%        177.71%              -        186.90%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                  18.64%          95.77%       217.89%             -               -        217.43%
-------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index Funds            19.36%          99.37%       227.98%             -               -        242.77%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             21.03%         107.56%       251.12%             -               -        253.66%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                        36.51%          80.19%       138.43%        276.09%              -        342.49%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Global                         44.62%          93.38%       162.57%        205.54%              -        273.03%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             24.93%          79.83%       146.35%        194.99%              -        252.80%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME             16.95%          74.09%       152.11%             -               -        145.50%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                12.90%          62.52%       157.04%             -               -        158.01%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             20.71%          86.55%       205.26%             -               -        204.09%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS              24.76%          67.36%       131.47%        315.58%              -        330.68%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio             10.45%          49.38%       103.90%        204.29%              -        211.11%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             13.77%          76.71%       171.92%        309.28%              -        352.50%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                   (4.74)%           4.01%        48.99%        129.49%              -        165.41%
-------------------------------------------------------------------------------------------------------------------------
 Lipper High Yield                      3.65%          15.25%        51.19%        151.82%              -        166.74%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                           1.57%          18.80%        58.22%        178.72%              -        245.03%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                           3.28%          17.00%        54.39%        185.43%              -        246.92%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES                (1.31)%          10.84%        26.65%             -               -         50.13%
-------------------------------------------------------------------------------------------------------------------------
 Lipper U.S. Government               (2.60)%          12.55%        32.56%             -               -         64.40%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                              0.49%          17.43%        39.81%             -               -         77.41%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                 35.79%          41.35%            -              -               -         67.58%
-------------------------------------------------------------------------------------------------------------------------
 Lipper International                  43.24%          69.17%            -              -               -        103.07%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                             26.96%          55.06%            -              -               -         79.52%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                   3.47%          11.62%        20.78%         43.42%              -        142.62%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                    3.78%          12.64%        22.65%         47.52%              -        178.18%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                              4.74%          15.79%        28.88%         63.79%              -        229.35%
-------------------------------------------------------------------------------------------------------------------------

------
  19
--------------------------------------------------------------------------------


                                     TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SINCE
                                                                                                               PORTFOLIO
                                           1 YEAR        3 YEARS       5 YEARS       10 YEARS      20 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                      (3.43)%        11.30%        33.34%             -          -           23.61%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond BBB-Rated           (2.56)%        12.69%        37.39%             -          -           30.19%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 (0.82)%        18.20%        45.12%             -          -           40.97%
-------------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                  26.09%             -             -              -          -           49.24%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                          34.26%             -             -              -          -           62.98%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 43.09%             -             -              -          -           84.91%
-------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED                                16.09%         53.21%        99.12%        164.09%         -          415.98%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                           10.45%         49.38%       103.90%        204.29%         -          335.16%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                  9.07%         58.00%       128.08%        240.54%         -          558.00%
-------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES              71.59%             -             -              -          -          176.97%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                            51.65%             -             -              -          -          120.85%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.26%             -             -              -          -           52.05%
-------------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                               21.64%             -             -              -          -           71.70%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                             29.78%             -             -              -          -          101.13%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -              -          -           90.75%
-------------------------------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE EQUITY                 17.51%             -             -              -          -           50.39%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%             -             -              -          -           56.85%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -              -          -           90.75%
-------------------------------------------------------------------------------------------------------------------------
MERCURY WORLD STRATEGY                     19.89%             -             -              -          -           31.43%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio          12.93%             -             -              -          -           35.69%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 13.07%             -             -              -          -           49.16%
-------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
 MARKETS EQUITY                            93.40%             -             -              -          -           10.80%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                   82.53%             -             -              -          -            7.48%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 66.41%             -             -              -          -            5.32%
-------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                         (1.16)%            -             -              -          -           24.00%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                            8.69%             -             -              -          -           42.44%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 11.39%             -             -              -          -           61.21%
-------------------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH &
 INCOME VALUE                              (2.54)%            -             -              -          -           25.24%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%             -             -              -          -           56.85%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -              -          -           90.75%
-------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                 2.31%             -             -              -          -           33.58%
-------------------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                       6.90%             -             -              -          -           43.31%
-------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%             -             -              -          -           90.75%
-------------------------------------------------------------------------------------------------------------------------

------
  20
--------------------------------------------------------------------------------


                                     TABLE 4
  CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



--------------------------------------------------------------------------------------------------
                                                                                          SINCE
                                                                                        PORTFOLIO
                           1 YEAR      3 YEARS     5 YEARS     10 YEARS     20 YEARS    INCEPTION*
--------------------------------------------------------------------------------------------------
T. ROWE PRICE
 INTERNATIONAL STOCK       30.29%         -           -            -            -         43.00%
--------------------------------------------------------------------------------------------------
 Lipper International      43.24%         -           -                         -         65.44%
--------------------------------------------------------------------------------------------------
 Benchmark                 26.96%         -           -            -            -         56.70%
--------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL
 COMPANY VALUE              0.58%         -           -            -            -          5.68%
--------------------------------------------------------------------------------------------------
 Lipper Small-Cap          34.26%         -           -            -            -         83.94%
--------------------------------------------------------------------------------------------------
 Benchmark #1              21.26%         -           -            -            -         52.05%
--------------------------------------------------------------------------------------------------
 Benchmark #2              (1.49)%        -           -            -            -         19.99%
--------------------------------------------------------------------------------------------------



----------
* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as month-end closest to the actual date and portfolio inception.

------
  21
--------------------------------------------------------------------------------

                                     TABLE 5
                          YEAR-BY-YEAR RATES OF RETURN


--------------------------------------------------------------------------------------------------------
                                              1990        1991         1992         1993         1994
--------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           5.52%       84.47%       (4.61)%     15.08%        (5.24)%
--------------------------------------------------------------------------------------------------------
Alliance Common Stock                        (9.36)%      35.86%        1.72%      23.07%        (3.58)%
--------------------------------------------------------------------------------------------------------
Alliance Conservative Investors               4.88%       18.16%        4.27%       9.18%        (5.50)%
--------------------------------------------------------------------------------------------------------
Alliance Equity Index                            -            -            -           -         (0.14)%
--------------------------------------------------------------------------------------------------------
Alliance Global                              (7.49)%      28.72%       (1.96)%     30.27%         3.71%
--------------------------------------------------------------------------------------------------------
Alliance Growth and Income                       -            -            -       (0.62)%       (2.02)%
--------------------------------------------------------------------------------------------------------
Alliance Growth Investors                     9.01%       46.85%        3.42%      13.63%        (4.56)%
--------------------------------------------------------------------------------------------------------
Alliance High Yield                          (2.54)%      22.72%       10.72%      21.42%        (4.20)%
--------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                     -        10.88%        4.08%       9.01%        (5.77)%
--------------------------------------------------------------------------------------------------------
Alliance International                           -            -            -           -             -
--------------------------------------------------------------------------------------------------------
Alliance Money Market                         6.80%        4.69%        2.07%       1.48%         2.53%
--------------------------------------------------------------------------------------------------------
Alliance Quality Bond                            -            -            -       (0.87)%       (6.49)%
--------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        -            -            -           -             -
--------------------------------------------------------------------------------------------------------
EQ/Balanced                                  (1.45)%      40.11%       (4.26)%     10.71%        (9.38)%
--------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    -            -            -           -             -
--------------------------------------------------------------------------------------------------------
MFS Research                                     -            -            -           -             -
--------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       -            -            -           -             -
--------------------------------------------------------------------------------------------------------
Mercury World Strategy                           -            -            -           -             -
--------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           -            -            -           -             -
--------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                               -            -            -           -             -
--------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  -            -            -           -             -
--------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      -            -            -           -             -
--------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                -            -            -           -             -
--------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value               -            -            -           -             -
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                             1995        1996          1997           1998         1999
---------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                          29.81%      20.44%         9.20%        ( 1.19)%     17.12%
---------------------------------------------------------------------------------------------------------
Alliance Common Stock                        30.61%      22.50%        27.37%         27.55%      23.38%
---------------------------------------------------------------------------------------------------------
Alliance Conservative Investors              18.71%       3.68%        11.62%         12.25%       8.55%
---------------------------------------------------------------------------------------------------------
Alliance Equity Index                        34.60%      20.64%        30.69%         26.25%      18.64%
---------------------------------------------------------------------------------------------------------
Alliance Global                              17.14%      12.96%         9.93%         20.07%      36.51%
---------------------------------------------------------------------------------------------------------
Alliance Growth and Income                   22.34%      18.37%        24.95%         19.13%      16.95%
---------------------------------------------------------------------------------------------------------
Alliance Growth Investors                    24.61%      10.99%        15.11%         16.54%      24.76%
---------------------------------------------------------------------------------------------------------
Alliance High Yield                          18.24%      21.15%        16.79%        ( 6.51)%     (4.74)%
---------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                 11.73%       2.27%         5.76%          6.20%      (1.31)%
---------------------------------------------------------------------------------------------------------
Alliance International                        9.54%       8.23%       ( 4.49)%         8.99%      35.79%
---------------------------------------------------------------------------------------------------------
Alliance Money Market                         4.23%       3.81%         3.91%          3.82%       3.47%
---------------------------------------------------------------------------------------------------------
Alliance Quality Bond                        15.38%       3.84%         7.58%          7.13%      (3.43)%
---------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        -           -         25.50%+       ( 5.69)%     26.09%
---------------------------------------------------------------------------------------------------------
EQ/Balanced                                  18.07%      10.07%        13.35%+        16.43%      16.09%
---------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    -           -         21.45%+        32.90%      71.59%
---------------------------------------------------------------------------------------------------------
MFS Research                                     -           -         15.12%+        22.62%      21.64%
---------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       -           -         16.08%+        10.24%      17.51%
---------------------------------------------------------------------------------------------------------
Mercury World Strategy                           -           -          3.87%+         5.54%      19.89%
---------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           -           -        (20.54)%+      (27.90)%     93.40%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                               -           -         13.56%+        10.47%      (1.16)%
---------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  -           -         15.28%+        11.47%      (2.54)%
---------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      -           -         21.15%+         7.76%       2.31%
---------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                -           -        ( 2.30)%+       12.33%      30.29%
---------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value               -           -         18.17%+       (11.09)%      0.58%
---------------------------------------------------------------------------------------------------------

----------
+ Returns for these portfolios represent less than 12 months of performance. The returns are as of each portfolio inception date as shown in Table 1.

------
  22
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:


o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;


o other appropriate indices of investment securities and averages for peer universes of mutual funds; or


o     data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:

Barron's                                    Money Management Letter
Morningstar's Variable Annuity Sourcebook   Investment Dealers Digest
Business Week                               National Underwriter
Forbes                                      Pension & Investments
Fortune                                     USA Today
Institutional Investor                      Investor's Business Daily
Money                                       The New York Times
Kiplinger's Personal Finance                The Wall Street Journal
Financial Planning                          The Los Angeles Times
Investment Adviser                          The Chicago Tribune
Investment Management Weekly

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:


o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life insurance and annuity contracts; and


o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the other options will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).

"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option.

------
  23
--------------------------------------------------------------------------------


The current yields and effective yields assume the deduction of all current contract charges and expenses other than the annual administrative charge, withdrawal charge, and any charges for state premium and other applicable taxes. For more information, see "Alliance Money Market option yield information" and "Other yield information" in the SAI.

THE FOLLOWING IS ADDED AFTER PAGE B-6 OF THE PROSPECTUS:

-------
  A-1
--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charges of 1.20%.

SERIES 600 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000.

--------------------------------------------------------------------------------
                                                 DECEMBER 31,      DECEMBER 31,
                                                    1998              1999
--------------------------------------------------------------------------------
EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------
 Unit value                                          $90.25            $105.69
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                  4
--------------------------------------------------------------------------------
ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------
 Unit value                                         $102.87            $126.92
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                105
--------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------
 Unit value                                         $102.74            $111.53
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                  6
--------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX
--------------------------------------------------------------------------------
 Unit value                                         $103.69            $123.02
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                 50
--------------------------------------------------------------------------------
ALLIANCE GLOBAL
--------------------------------------------------------------------------------
 Unit value                                          $98.37            $134.29
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                 20
--------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------
 Unit value                                         $102.73            $120.14
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                 37
--------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------
 Unit value                                         $101.93            $127.17
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                 21
--------------------------------------------------------------------------------
ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------
 Unit value                                          $89.20             $84.97
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                  5
--------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
 Unit value                                         $103.32            $101.97
--------------------------------------------------------------------------------
 Number of units outstanding (000's)                      -                  1
--------------------------------------------------------------------------------

-------
  A-2
--------------------------------------------------------------------------------

SERIES 600 CONTRACTS


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000. (CONTINUED)

--------------------------------------------------------------------------
                                          DECEMBER 31,       DECEMBER 31,
                                              1998               1999
--------------------------------------------------------------------------
ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------
 Unit value                                   $93.00             $126.30
--------------------------------------------------------------------------
 Number of units outstanding (000's)               -                   3
--------------------------------------------------------------------------
ALLIANCE MONEY MARKET
--------------------------------------------------------------------------
 Unit value                                  $101.68             $105.21
--------------------------------------------------------------------------
 Number of units outstanding (000's)               -                  17
--------------------------------------------------------------------------
EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------------------
 Unit value                                        -              116.42
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                  36
--------------------------------------------------------------------------
ALLIANCE QUALITY BOND
--------------------------------------------------------------------------
 Unit value                                  $103.62             $100.07
--------------------------------------------------------------------------
 Number of units outstanding (000's)               -                   4
--------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------------------
 Unit value                                   $86.94             $109.62
--------------------------------------------------------------------------
 Number of units outstanding (000's)               -                   2
--------------------------------------------------------------------------
EQ/BALANCED
--------------------------------------------------------------------------
 Unit value                                  $102.39             $118.36
--------------------------------------------------------------------------
 Number of units outstanding (000's)               -                  11
--------------------------------------------------------------------------
CALVERT SOCIALLY RESPONSIBLE
--------------------------------------------------------------------------
 Unit value                                        -              107.64
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                   -
--------------------------------------------------------------------------
CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------------------
 Unit value                                        -              106.84
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                   1
--------------------------------------------------------------------------
CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------------------
 Unit value                                        -              101.69
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                   1
--------------------------------------------------------------------------
EQ/EVERGREEN
--------------------------------------------------------------------------
 Uit value                                         -              106.63
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                   -
--------------------------------------------------------------------------
EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------------------
 Unit value                                        -              105.21
--------------------------------------------------------------------------
 Number of units outstanding (000s)                -                   -
--------------------------------------------------------------------------

-------
  A-3
--------------------------------------------------------------------------------


SERIES 600 CONTRACTS

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 22, 2000. (CONTINUED)

----------------------------------------------------------------------------
                                             DECEMBER 31,      DECEMBER  31,
                                                1998               1999
----------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES
----------------------------------------------------------------------------
 Unit value                                     $103.53             $177.65
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                  36
----------------------------------------------------------------------------
MFS GROWTH WITH INCOME
----------------------------------------------------------------------------
 Unit value                                           -              104.53
----------------------------------------------------------------------------
 Number of units outstanding (000s)                   -                   2
----------------------------------------------------------------------------
MFS RESEARCH
----------------------------------------------------------------------------
 Unit value                                      $99.10             $120.55
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   6
----------------------------------------------------------------------------
MERCURY BASIC VALUE EQUITY
----------------------------------------------------------------------------
 Unit value                                      $97.91             $115.06
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   7
----------------------------------------------------------------------------
MERCURY WORLD STRATEGY
----------------------------------------------------------------------------
 Unit value                                      $94.96             $113.85
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   1
----------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY
----------------------------------------------------------------------------
 Unit value                                      $81.49             $157.61
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   3
----------------------------------------------------------------------------
EQ/PUTNAM BALANCED
----------------------------------------------------------------------------
 Unit value                                     $101.17              $99.99
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   3
----------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE
----------------------------------------------------------------------------
 Unit value                                     $100.60              $98.04
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   3
----------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME
----------------------------------------------------------------------------
 Unit value                                     $101.12              $103.45
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   3
----------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK
----------------------------------------------------------------------------
 Unit value                                      $94.15             $122.67
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   3
----------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------------------------------------------------
 Unit value                                      $82.88              $83.36
----------------------------------------------------------------------------
 Number of units outstanding (000's)                  -                   1
----------------------------------------------------------------------------

THE EQUITABLE LIFE ASSURANCE
SOCIETY OF THE UNITED STATES


SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000


FOR EMPLOYEES OF ALLEGHENY COUNTY, PENNSYLVANIA
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus dated May 1, 2000 ("Prospectus") as it relates to the Series 200 EDC Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 EDC Contracts, modified as described below (the "Modified EDC Contracts"), are offered to employees of Allegheny County, Pennsylvania, on the basis described in the Prospectus, except that the Withdrawal Charge and Annual Administrative Charge applicable to the Modified EDC Contracts will be as follows:


o Withdrawal Charge. The Withdrawal Charge ("WC") schedule for the Modified EDC Contract is as follows:

       CONTRACT YEAR(S)                   WC
  --------------------------- ---------------------------
             1                           6%
             2                           5
             3                           4
             4                           3
             5                           2
             6+                          0

This table replaces the table in the Prospectus under "Withdrawal charge for series 100 and 200 contracts" in "Charges and expenses."

No WC will apply in the event of the:
     -- Death
     -- Disability
     -- Separation from service from Allegheny County
     -- Retirement of the participant.
The annual administrative charge is waived.








                                                                           E2338

888-1281

THE EQUITABLE LIFE ASSURANCE
SOCIETY OF THE UNITED STATES


SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000


--------------------------------------------------------------------------------


This supplement modifies certain information in the prospectus dated May 1, 2000 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer a modified version of its EQUI-VEST Series 200 TSA contracts (the "Modified TSA Agreement") only to participants in qualifying retirement programs of certain nonprofit healthcare organizations. This Supplement describes the material differences between the Modified TSA Agreement and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Agreement and the TSA provisions described in the EQUI-VEST Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Agreement is as follows:

       CONTRACT YEAR(S)                  WC
  --------------------------- ---------------------------
             1                           6%
             2                           5
             3                           4
             4                           3
             5                           2
             6+                          0

This table replaces the EQUI-VEST Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses."

o  EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Agreement, the section in "Charges and expenses" has been revised to add the following waivers:

No charge will be applied to any amount withdrawn from the Modified TSA Agreement if:


-- The annuitant has separated from service, or

-- The annuitant makes a withdrawal at any time if he qualifies to receive
   Social Security disability benefits as certified by the Social Security Administration or any successor agency, or

-- The annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code.


o ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge to participants under the Modified TSA Agreement is at maximum the charge described in the Prospectus -- that is, it is equal to the lesser of $30 or 2% of the account value on the last business day of each year (adjusted to include any withdrawals made during the year), to be prorated for a fractional year. This charge may be reduced or waived when a Modified TSA Agreement is used by the employer and the required participant services are performed at a modified or minimum level.





                     FOR USE ONLY IN THE STATE OF ILLINOIS




888-1278

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000

EQUI-VEST(R) TSA Contracts
(Series 100 and Series 200)
Offered to Certain Public School Employees Within the State of Indiana
--------------------------------------------------------------------------------

This Supplement adds to and modifies certain information contained in the Prospectus dated May 1, 2000 ("Prospectus") for Equi-Vest(R) Employer-Sponsored Retirement Programs offered by Equitable Life. Equitable Life will offer its EQUI-VEST(R) Series 100 and Series 200 TSA Contracts, as described below ("Modified TSA Contracts"), to certain participants in plans that meet the requirements of Internal Revenue Code Section 403(b) (referred to as "Section 403(b) Plans") sponsored by a public education institution described in "Tax information" under "Tax-Sheltered annuity arrangements (TSAs)" as "Section 403(b) Plans" sponsored by a public education institution described in Section 403(b)(1)(A)(ii) of the Code within the State of Indiana ("Employer"). Modified TSA Contracts will be available only when an Employer makes contributions for employees participating in Section 403(b) Plans (whether in addition to, or instead of, employee salary reduction or elective deferred contributions, as applicable) and has entered into an agreement with Equitable Life that permits Equitable Life to offer to you Modified TSA Contracts as a funding vehicle for your Employer's Section 403(b) Plan ("Modified TSA Agreement"). Terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.


Modified TSA Agreements and Contracts: Exceptions to Withdrawal Charge. Modified TSA Contracts are offered to participants on the same basis and under the same terms and conditions described in the Prospectus as applicable to the EQUI-VEST(R) TSA Series 100 and Series 200 Contracts, except for certain material differences described in this Supplement.

Your Employer may notify us of its termination of a Modified TSA Agreement during the seven-day period ("Employer Window Period") starting on the fifth anniversary of the initial Modified TSA Contract purchased pursuant to a Modified TSA Agreement. If your Employer terminates its Modified TSA Agreement during an Employer Window Period, then you will have a 30-day period ("Annuitant Window Period"), starting on the first business day after the end of an Employer Window Period, during which to notify our Processing Office, in writing, whether you desire to terminate your Modified TSA Contract and transfer your Modified TSA Contract's account value to a successor funding vehicle without a withdrawal charge being applied.

The Prospectus section entitled "Charges under the contracts" in "Charges and expenses" has been revised to add the following waiver:

No charge will be applied to any amount withdrawn from your Modified TSA Contract if your Employer terminates its Modified TSA Agreement with us; and within the 30-day Annuitant Window Period, you choose to transfer the account value under your Modified TSA Contract to a successor funding vehicle.

Your opportunity to transfer your account value without paying a withdrawal charge is wholly dependent upon your Employer providing you with timely notice of the termination of its Modified TSA Agreement with us and notifying you of the Annuitant Window Period.

Equitable Life is not obliged to provide you with information relating to your Employer's decision to terminate its Modified TSA Agreement.

You are not required to make such a transfer and you may decide to continue your Modified TSA Contract even if your Employer terminates its Modified TSA Agreement.

                      FOR USE ONLY IN THE STATE OF INDIANA

                                                                          E2342


888-1280

--------------------------------------------------------------------------------
2

Guaranteed Interest Option Rates. Until the start of the Employer Window Period all Modified TSA Contracts held by Annuitants of one Employer ("Unit") will be credited with a current rate of interest in the Guaranteed Interest Option up to 0.50% lower than the current rate for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer. Equitable Life reserves the right to apply different interest percentage rates to Units, at its discretion, based upon variances in Unit experience, expenses and other factors. The current rate credited under Modified TSA Contracts, however, will never be lower than the minimum guaranteed rates under all EQUI-VEST(R) Series 100 and Series 200 TSA Contracts. See "Your contracts value in the guaranteed interest option" in the Prospectus.

Once the Employer Window Period begins, the rates for any Modified TSA Contract within a Unit will be the same as the rates in effect for all other EQUI-VEST(R) Series 100 and Series 200 TSA Contracts purchased on the same date and not purchased pursuant to a Modified TSA Agreement or other modified service agreement Equitable Life has with an Employer.

ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge under Modified TSA Contracts may be reduced or waived when participant services are performed at a modified or minimum level under a Modified TSA Agreement. This annual administrative charge may continue to be reduced or waived even if your Employer terminates its Modified TSA Agreement with us. Any reduction or waiver to an annual administrative charge will not be unfairly discriminatory. See "Charges and expenses" in the Prospectus.


                      FOR USE ONLY IN THE STATE OF INDIANA

                                                                           E2342

The Equitable Life Assurance
Society Of The United States

SUPPLEMENT DATED MAY 1, 2000
TO EQUIT-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000

--------------------------------------------------------------------------------

This Supplement modifies certain information in the prospectus dated May 1, 2000 for EQUI-VEST deferred annuity contracts offered by Equitable Life. Terms in this Supplement have the same meanings as in the prospectus.


In addition to other options described in "Accessing your money" in the prospectus, the following distribution options may be available to participants in certain public employee deferred compensation plans in the State of Iowa. If such plans permit the use of such options, your employer may select one of the following options upon receipt of your irrevocable election to receive payments in such form:

1. MINIMUM DISTRIBUTION OPTION

Beginning in the year that you are required to begin minimum distribution payments under the Code and applicable U.S. Treasury regulations and each year thereafter, we will make annual payments to you subject to the rules of the Code and to our administrative rules then in effect. The amount of each payment will be calculated as described in this item 1.

Each year, we will calculate an annual amount equal to the minimum distribution required under Section 401(a)(9) of the Code and applicable Treasury regulations. The minimum distribution for each such year will be determined by dividing (a) your account value as of December 31 of the previous year, by (b) a life expectancy factor described below.

As you may elect under the terms of your employer's plan, the life expectancy factor is either a single life expectancy factor (based on your life expectancy) or a joint life expectancy factor (based on the joint lives of you and your spouse). Either such factor will be determined based on tables contained in
Section 401(a)(9) of the Code or applicable Treasury regulations.

If the joint life expectancy factor is elected, your designated beneficiary for minimum distribution purposes must be your spouse, unless the naming of a non-spouse beneficiary is permitted pursuant to our rules in effect at the time a beneficiary is named (such naming is not permitted at this date).

Life expectancy factors will be recalculated each year, unless (a) you elect not to recalculate or (b) the beneficiary is not your spouse. If life expectancy is not recalculated, then each life expectancy factor is based on the calculation for the calendar year in which you (and the beneficiary, if joint life expectancy applies) begin receiving minimum distributions reduced by one for each subsequent calendar year.

The election of the life expectancy factor to be used and whether recalculation is to apply will be irrevocable.

The calculation procedure may be changed as necessary in our sole discretion to comply with the minimum distribution rules under Section 401(a)(9) of the Code and applicable Treasury regulations.

2. COMBINATION OF SYSTEMATIC WITHDRAWAL AND MINIMUM DISTRIBUTION OPTION

Beginning on the date of the first payment of your plan benefits, if we are directed by your employer under the terms of the employer's plan, we will make systematic withdrawal payments to you as follows at the frequency you have elected (annually, quarterly or monthly), subject to our administrative rules then in effect. The systematic withdrawal option described in "Accessing your money" in the prospectus will be in combination with the minimum distribution option as described below.


             FOR USE ONLY WITH PEDC CONTRACTS IN THE STATE OF IOWA


888-1277

--------------------------------------------------------------------------------
2


Prior to the year that minimum distributions are required to start, we will pay the amount of each systematic withdrawal payment of the type you have selected. Based on your elections regarding your beneficiary and recalculations of life expectancy as described in item 1 above, we will calculate annually the required imputed minimum distribution amount and determine whether an additional payment to you is required. The calculation of such imputed minimum distribution amount will be made on a basis consistent with the required minimum distribution rules described in item 1 above, using the tables contained in Section 401(a)(9) of the Code and applicable Treasury regulations. Beginning with the year that minimum distributions are required to start, we will calculate annually the required minimum distribution and determine whether an additional payment to you is required. If required, an imputed minimum distribution payment or a required minimum distribution payment, as applicable, will be made in addition to the systematic withdrawal payments.


If at any time after you have made the irrevocable election under your employer's plan as described above, the Internal Revenue Service disallows the basis for calculating the payments as described in this item 2, we will have the right, in our sole discretion, to change the basis for calculating the payments as we deem necessary in order to meet the requirements of the Code and applicable Treasury regulations.


             FOR USE ONLY WITH PEDC CONTRACTS IN THE STATE OF IOWA


                                                                           E2341

The Equitable Life Assurance
Society Of The United States


SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PROGRAMS
PROSPECTUS DATED MAY 1, 2000


EQUI-VEST(R) EDC Contracts (Series 100 and Series 200) offered to certain employees of State and Municipal Governments within the State of Iowa
--------------------------------------------------------------------------------


This Supplement adds to and modifies certain information contained in the prospectus dated May 1, 2000 (Prospectus) for EQUI-VEST(R) Employer-Sponsored Retirement Programs offered by Equitable Life. Equitable Life will offer EQUI-VEST(R) EDC, as described below ("Iowa/Enhanced EDC Contracts"), to fund plans that meet the requirements of Internal Revenue Code Section 457 ("Section 457 Plans") sponsored by certain state and municipal governments described in
Section 457 of the Code, within the State of Iowa ("Employer"). Iowa/Enhanced EDC Contracts will be available only when an Employer (i) makes contributions to a Section 457 Plan, whether in addition to, in the form of, employee salary reduction or elective deferred contributions, as applicable, and (ii) has entered into an agreement with Equitable Life that permits Equitable Life to offer Iowa/Enhanced EDC Contracts as a funding vehicle for your Employer's
Section 457 Plan; and the total assets of all Section 457 plans sponsored by all state, municipal and other local governments is greater than $50 million in plan assets for all Iowa/Enhanced EDC Contracts within the state of Iowa. Terms not otherwise defined in this Supplement have the same meaning as in the Prospectus.

Employees of an Employer may participate under an Iowa/Enhanced EDC Contract on the same basis and under the same terms and conditions described in the Prospectus as applicable to EQUI-VEST(R) EDC Contracts, except for certain material differences described in this Supplement. Participation under Iowa/Enhanced EDC Contracts will be available to (i) annuitants, within the State of Iowa, participating under EQUI-VEST(R) EDC Contracts purchased prior to the date of this Supplement and (ii) any annuitant participating under an Iowa/Enhanced EDC Contract purchased as of or after the date of this Supplement.



THE "EQUI-VEST EMPLOYER-SPONSORED RETIREMENT PROGRAMS AT A GLANCE -- KEY FEATURES" SECTION OF THE PROSPECTUS HAS BEEN MODIFIED FOR THE FEES AND CHARGES RELATED TO SERIES 100 AND 200 AS FOLLOWS:

ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge is waived and does not apply to Iowa/Enhanced EDC Contracts.


Annual expenses of EQ Advisors Trust Portfolios include 12b-1 fees for EQ Advisors Trust for Iowa/Enhanced EDC Contracts and are Class IB shares.


FEE TABLES. For Iowa/Enhanced EDC Contracts, the following fee tables are applicable. You should refer to the fee tables of the Prospectus for all other applicable expenses related to EQUI-VEST Series 100 and Series 200 Contracts. Please also see the discussion of the modifications to "Charges and expenses" set forth in the Supplement.

                       FOR USE ONLY IN THE STATE OF IOWA


888-1276

--------------------------------------------------------------------------------
2

Table 1:  EQUI-VEST Series 100

-----------------------------------------------------------------------------------------------------------------------
                                                     Alliance
                                      Alliance     Intermediate    Alliance                     Alliance      Alliance
                                         Money       Government     Quality       Alliance    Growth and        Equity
                                        Market       Securities        Bond     High Yield        Income         Index
-----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL
EXPENSES
Mortality and Expense Risk Fees (1)    .65%           .65%           .65%          .65%         .65%           .65%
Other Expenses (2)                     .25%           .25%           .25%          .25%         .25%           .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES                        .90%           .90%           .90%          .90%         .90%           .90%
Annual Expenses
Investment Advisory Fees               .34%           .50%           .53%          .60%         .59%           .25%
Rule 12b-1 Fees (9)                    .25%           .25%           .25%          .25%         .25%           .25%
Other Expenses                         .05%           .07%           .05%          .05%         .05%           .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES (8)              .64%           .82%           .83%          .90%         .89%           .55%
-----------------------------------------------------------------------------------------------------------------------


Table 1:  EQUI-VEST Series 100

-----------------------------------------------------------------------------------------------------------------------
                                                                        Alliance    Alliance
                         Alliance              Alliance      EQ/           Small     Conser-                  Alliance
                           Common   Alliance     Inter-  Aggressive          Cap     vative        EQ/          Growth
                            Stock     Global   national     Stock         Growth    Investors   Balanced     Investors
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
ANNUAL EXPENSES
Mortality and Expense
Risk Fees (1)              .65%       .65%        .65%      .65%          .65%       .65%         .65%         .65%
Other Expenses (2)         .25%       .25%        .25%      .25%          .25%       .25%         .25%         .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
ANNUAL EXPENSES            .90%       .90%        .90%      .90%          .90%       .90%         .90%         .90%
Annual Expenses
Investment Advisory
Fees                       .46%       .73%        .85%      .60%          .75%       .60%         .57%         .57%
Rule 12b-1 Fees (9)        .25%       .25%        .25%      .25%          .25%       .25%         .25%         .25%
Other Expenses             .04%       .09%        .20%      .04%          .07%       .07%         .05%         .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
EXPENSES (8)               .75%      1.07%       1.30%      .89%         1.07%       .92%         .87%         .87%
-----------------------------------------------------------------------------------------------------------------------


                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
3

Table 1:  EQUI-VEST Series 100 (continued)

-----------------------------------------------------------------------------------------------------------------------

                                                  T. Rowe
                                                    Price     T. Rowe       EQ/Putnam
                                                   Inter-       Price        Growth &
                                                 national      Equity          Income       EQ/Putnam            MFS
                                                    Stock      Income           Value        Balanced       Research
-----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)                 .65%        .65%           .65%            .65%            .65%
Other Expenses (2)                                  .25%        .25%           .25%            .25%            .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES              .90%        .90%           .90%            .90%            .90%
Annual Expenses
Investment Management and Advisory Fees             .85%        .60%           .60%            .60%            .65%
Rule 12b-1 Fees (9)                                 .25%        .25%           .25%            .25%            .25%
Other Expenses                                      .15%        .10%           .10%            .05%            .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                    1.25%        .95%           .95%            .90%            .95%
-----------------------------------------------------------------------------------------------------------------------



Table 1:  EQUI-VEST Series 100

-----------------------------------------------------------------------------------------------------------------------
                                                               Morgan
                                                     MFS      Stanley       Warburg                         Mercury
                                                Emerging     Emerging  Pincus Small         Mercury          Basic
                                                  Growth      Markets       Company           World          Value
                                               Companies       Equity         Value        Strategy         Equity
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk
Fees (1)                                         .65%           .65%         .65%            .65%            .65%
Other Expenses (2)                               .25%           .25%         .25%            .25%            .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES           .90%           .90%         .90%            .90%            .90%
Annual Expenses
Investment Management and Advisory Fees          .65%          1.15%         .75%            .70%            .60%
Rule 12b-1 Fees (9)                              .25%           .25%         .25%            .25%            .25%
Other Expenses                                   .10%           .35%         .10%            .25%            .10%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                 1.00%          1.75%        1.10%           1.20%            .95%
-----------------------------------------------------------------------------------------------------------------------


                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
4

Table 2:  EQUI-VEST Series 200 (continued)

----------------------------------------------------------------------------------------------------------------
                                             EQ/Alliance                      Calvert     Capital       Capital
                                                 Premier    EQ/Alliance      Socially    Guardian      Guardian
                                                  Growth     Technology   Responsible    Research   U.S. Equity
----------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
Risk Fees (1)                                    .65%         .65%           .65%          .65%        .65%
Other Expenses (2)                               .25%         .25%           .25%          .25%        .25%
----------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES           .90%         .90%           .90%          .90%        .90%
Annual Expenses
Investment Management and Advisory Fees          .90%         .90%           .65%          .65%        .65%
Rule 12b-1 Fees (9)                              .25%         .25%           .25%          .25%        .25%
Other Expenses                                   .00%         .00%           .15%          .05%        .05%
----------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                 1.15%        1.15%          1.05%          .95%        .95%
----------------------------------------------------------------------------------------------------------------


Table 2:  EQUI-VEST Series 200

-------------------------------------------------------------------------------------
                                                                  EQ/
                                                     EQ/    Evergreen     MFS Growth
                                               Evergreen   Foundation    With Income
-------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense
Risk Fees (1)                                   .65%         .65%          .65%
Other Expenses (2)                              .25%         .25%          .25%
-------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES          .90%         .90%          .90%
Annual Expenses
Investment Management and Advisory Fees         .65%         .60%          .60%
Rule 12b-1 Fees (9)                             .25%         .25%          .25%
Other Expenses                                  .05%         .10%          .10%
-------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                 .95%         .95%          .95%
-------------------------------------------------------------------------------------

------------
Notes 3 and 4 of the Fee Table are not applicable to Iowa/Enhanced EDC Contracts. As to certain limitations on charges, see "Maximum total charges" under "Charges and expenses" below for the modifications to the "Charges and expenses" section of the Prospectus. Also, Note 9 is revised as follows as shown on the last page of the Fee Tables.


                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
5

Table 2:  EQUI-VEST Series 200 (continued)

-----------------------------------------------------------------------------------------------------------------------
                                                        Alliance
                                       Alliance     Intermediate     Alliance   Alliance       Alliance      Alliance
                                          Money       Government      Quality       High     Growth and        Equity
                                         Market       Securities         Bond      Yield         Income         Index
-----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense Risk Fees (1)      .65%           .65%           .65%         .65%         .65%          .65%
Other Expenses (2)                       .25%           .25%           .25%         .25%         .25%          .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL
  EXPENSES                               .90%           .90%           .90%         .90%         .90%          .90%
Annual Expenses
Investment Advisory Fees                 .34%           .50%           .53%         .60%         .59%          .25%
Rule 12b-1 Fees (9)                      .25%           .25%           .25%         .25%         .25%          .25%
Other Expenses                           .05%           .07%           .05%         .05%         .05%          .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
  EXPENSES (8)                           .64%           .82%           .83%         .90%         .89%          .55%
-----------------------------------------------------------------------------------------------------------------------




Table 2:  EQUI-VEST Series 200

-----------------------------------------------------------------------------------------------------------------------
                                                                             Alliance   Alliance
                                 Alliance            Alliance           EQ/     Small    Conser-              Alliance
                                   Common  Alliance    Inter-    Aggressive       Cap     vative       EQ/      Growth
                                    Stock    Global  national         Stock    Growth  Investors  Balanced   Investors
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL
  EXPENSES
Mortality and Expense Risk Fees (1) .65%      .65%       .65%       .65%        .65%     .65%       .65%       .65%
Other Expenses (2)                  .25%      .25%       .25%       .25%        .25%     .25%       .25%       .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES                   .90%      .90%       .90%       .90%        .90%     .90%       .90%       .90%
Annual Expenses
Investment Advisory Fees            .46%      .73%       .85%       .60%        .75%     .60%       .57%       .57%
Rule 12b-1 Fees (9)                 .25%      .25%       .25%       .25%        .25%     .25%       .25%       .25%
Other Expenses                      .04%      .09%       .20%       .04%        .07%     .07%       .05%       .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL
  EXPENSES (8)                      .75%     1.07%      1.30%       .89%       1.07%     .92%       .87%       .87%
-----------------------------------------------------------------------------------------------------------------------


                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
6

Table 2:  EQUI-VEST Series 200 (continued)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                  T. Rowe      T. Rowe
                                                    Price        Price         EQ/Putnam
                                                   Inter-       Equity          Growth &       EQ/Putnam          MFS
                                                 national       Income      Income Value        Balanced     Research
-----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)                .65%          .65%           .65%              .65%         .65%
Other Expenses (2)                                 .25%          .25%           .25%              .25%         .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES             .90%          .90%           .90%              .90%         .90%
Annual Expenses
Investment Management and Advisory Fees            .85%          .60%           .60%              .60%         .65%
Rule 12b-1 Fees (9)                                .25%          .25%           .25%              .25%         .25%
Other Expenses                                     .15%          .10%           .10%              .05%         .05%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                   1.25%          .95%           .95%              .90%         .95%
-----------------------------------------------------------------------------------------------------------------------



Table 2:  EQUI-VEST Series 200

-----------------------------------------------------------------------------------------------------------------------
                                                               Morgan
                                                   MFS        Stanley          Warburg                       Mercury
                                              Emerging       Emerging     Pincus Small        Mercury          Basic
                                                Growth        Markets          Company          World          Value
                                             Companies         Equity            Value       Strategy         Equity
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)             .65%             .65%           .65%            .65%         .65%
Other Expenses (2)                              .25%             .25%           .25%            .25%         .25%
-----------------------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES          .90%             .90%           .90%            .90%         .90%
Annual Expenses
Investment Management and Advisory Fees         .65%            1.15%           .75%            .70%         .60%
Rule 12b-1 Fees (9)                             .25%             .25%           .25%            .25%         .25%
Other Expenses                                  .10%             .35%           .10%            .25%         .10%
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                1.00%            1.75%          1.10%           1.20%         .95%
-----------------------------------------------------------------------------------------------------------------------

------------
Notes 3 and 4 of the Fee Table are not applicable to Iowa/Enhanced EDC Contracts. As to certain limitations on charges, see "Maximum total charges" under "Charges and expenses" below for the modifications to the "Charges and expenses" section of the Prospectus. Also, Note 9 is revised as follows as shown on the next page.




                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
7

Table 1:  EQUI-VEST Series 100

--------------------------------------------------------------------------------------------------------
                                           EQ/Alliance                       Calvert           Capital
                                               Premier    EQ/Alliance       Socially          Guardian
                                                Growth     Technology    Responsible          Research
--------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)              .65%         .65%           .65%               .65%
Other Expenses (2)                               .25%         .25%           .25%               .25%
--------------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES           .90%         .90%           .90%               .90%
Annual Expenses
Investment Management and Advisory Fees          .90%         .90%           .65%               .65%
Rule 12b-1 Fees (9)                              .25%         .25%           .25%               .25%
Other Expenses                                   .00%         .00%           .15%               .05%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                 1.15%        1.15%          1.05%               .95%
--------------------------------------------------------------------------------------------------------




Table 1:  EQUI-VEST Series 100

--------------------------------------------------------------------------------------------------
                                                 Capital                       EQ/
                                                Guardian          EQ/    Evergreen     MFS Growth
                                             U.S. Equity    Evergreen   Foundation    With Income
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and Expense Risk Fees (1)             .65%         .65%         .65%         .65%
Other Expenses (2)                              .25%         .25%         .25%         .25%
--------------------------------------------------------------------------------------------------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES          .90%         .90%         .90%         .90%
Annual Expenses
Investment Management and Advisory Fees         .60%         .65%         .60%         .60%
Rule 12b-1 Fees (9)                             .25%         .25%         .25%         .25%
Other Expenses                                  .05%         .05%         .10%         .10%
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL EXPENSES
(AFTER EXPENSE LIMITATION) (10)                 .95%         .95%         .95%         .95%
--------------------------------------------------------------------------------------------------

------------
 (9) The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Prior to October 1, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.



                       FOR USE ONLY IN THE STATE OF IOWA

--------------------------------------------------------------------------------
8


"CHARGES AND EXPENSES" OF THE PROSPECTUS HAS BEEN MODIFIED AS FOLLOWS:


CHARGES TO PORTFOLIOS. The following paragraph is added to "Charges that EQ Advisors Trust deducts" after the Portfolio investment advisory fee table:

The Rule 12b-1 Plan adopted with respect to EQ Advisors Trust's Class IB shares provides that EQ Advisors Trust, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. This fee will not be increased for the life of the Iowa/Enhanced EDC Contracts. Fees and expenses are described more fully in the EQ Advisors Trust prospectus.

MAXIMUM TOTAL CHARGES. The discussion under "Maximum total charges" is applicable to Iowa/Enhanced EDC Contracts attributable to EQUI-VEST EDC Contracts issued to fund Section 457 Plans prior to the date of this Supplement. The discussion, however, does not apply to Iowa/Enhanced EDC Contracts issued on and after the date of this Supplement.

CHARGES FOR OTHER EXPENSES. The discussion under "Charges for other expenses" is replaced by the following:

We make a daily charge (after any deductions to provide for taxes) against the assets held in each of the Investment Funds under an Iowa/Enhanced EDC Contract. This charge is reflected in the unit values and made at an annual rate not to exceed 0.90% for each of the variable investment options. The charge is for financial accounting, death benefits, mortality risk, expenses and expense risk. The specific charges for Series 100 and 200 Iowa/Enhanced EDC Contracts are: expenses and financial accounting -- 0.25%; expense risks -- 0.30%; and mortality risks and death benefits -- 0.35%.

ANNUAL ADMINISTRATIVE CHARGE. The annual administrative charge under Iowa/ Enhanced EDC Contracts is waived.


WITHDRAWAL CHARGE. The following will apply to withdrawals under Iowa/Enhanced EDC Contracts, in addition to the exceptions to the withdrawal charge discussed under the section entitled "Withdrawal charges for series 100 and 200 contracts."


o the annuitant retires pursuant to terms of the Section 457 plan, or separates from service;

o the annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration;

o we receive proof satisfactory to us that the annuitant's life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician);

o the annuitant elects a withdrawal that qualifies as a hardship withdrawal under the Code;

o the annuitant has been confined to a nursing home for more than a 90-day period (or such other period, if required in Iowa as verified by a licensed physician). A nursing home for this purpose means one which is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

o its main function is to provide skilled, intermediate or custodial nursing care;

o  it provides continuous room and board to three or more persons;


                       FOR USE ONLY IN THE STATE OF IOWA

o  it is supervised by a registered nurse or practical nurse;

o  it keeps daily medical records of each patient;

o  it controls and records all medications dispensed; and

o  its primary service is other than to provide housing for residents.


                       FOR USE ONLY IN THE STATE OF IOWA

THE EQUITABLE LIFE ASSURANCE
SOCIETY OF THE UNITED STATES


SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000


--------------------------------------------------------------------------------

This supplement modifies certain information in the prospectus dated May 1, 2000 (the "Prospectus") for EQUI-VEST group and individual deferred variable annuity contracts offered by Equitable Life. Equitable Life will offer its EQUI-VEST Series 200 TSA contracts modified with Rider 95MDHOSP (the "Modified TSA Contract") only to employees (age 75 and below) of hospitals and non-profit healthcare organizations doing business in Maryland. This Supplement describes the material differences between the Modified TSA Contract and the EQUI-VEST Series 200 TSA contract described in the Prospectus. Terms in this Supplement have the same meaning as in the Prospectus.


Material differences between the Modified TSA Contract and the TSA provisions described in the EQUI-VEST Prospectus include the following:

o WITHDRAWAL CHARGE. The Withdrawal Charge schedule for the Modified TSA Contract is as follows:

    CONTRACT YEAR(S)                    CHARGE
------------------------      -------------------------
            1                             6%
            2                             5
            3                             4
            4                             3
            5                             2
            6+                            0

This table replaces the EQUI-VEST Series 200 Withdrawal Charge table in "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" in the Prospectus.

o No withdrawal charge will apply to funds transferred on or after January 18, 1996 into the Modified TSA Contract from another tax sheltered annuity contract qualified under Section 403(b) of the Code and issued by an insurance company other than Equitable Life.

o LOANS. Loans will be available under the Modified TSA Contract when the TSA plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA). Only one outstanding loan will be permitted at any time. There is a minimum loan amount of $1,000 and a maximum loan amount which varies depending on the participant's account value but may never exceed $50,000. For more complete details and rules on Loans see "Loans from qualified plans and TSAs" in the Prospectus and "Additional Loan Provisions" in the Statement of Additional Information.

o  EXCEPTIONS TO THE WITHDRAWAL CHARGE. For the modified TSA Contract, the
   Section in "Charges and expenses" has been revised as follows:

   No charge will be applied to any amount withdrawn from the TSA Contract if:

  --     the annuitant has separated from service, or

  -- the annuitant makes a withdrawal that qualifies as a hardship withdrawal under the Plan and the Code, or

   -- the annuitant makes a withdrawal at any time if he qualifies to receive Social Security disability benefits as certified by the Social Security Administration or any successor agency.

o ANNUAL ADMINISTRATIVE CHARGE. No annual administrative charge will be charged to participants in the Modified TSA Contract.



                     FOR USE ONLY IN THE STATE OF MARYLAND

                                                                           E2337

888-1284

THE EQUITABLE LIFE ASSURANCE
SOCIETY OF THE UNITED STATES


SUPPLEMENT DATED MAY 1, 2000
TO EQUI-VEST(R) EMPLOYER-SPONSORED
RETIREMENT PROGRAMS

PROSPECTUS DATED MAY 1, 2000


For Employees of Employers Associated with Realty One
--------------------------------------------------------------------------------


This Supplement modifies certain information contained in the prospectus dated May 1, 2000 ("Prospectus") as it relates to certain series 200 Trusteed Contracts offered by The Equitable Life Assurance Society of the United States ("Equitable Life"). The Series 200 Trusteed Contracts, modified as described below (the "Modified Trusteed Contracts"), are offered to employees of employers associated with Realty One, a real estate brokerage firm, on the basis described in the Prospectus, except that the Withdrawal Charge applicable to the Modified Trusteed Contracts will be waived for all plan assets invested under such Contracts, except for any withdrawal of plan assets which were invested in the guaranteed interest option less than 120 days prior to such withdrawal. Except as modified above, the discussion under "Withdrawal charge for series 100 and 200 contracts" under "Charges and expenses" with respect to Trusteed Contracts is applicable to the Modified Trusteed Contracts.


The annual administrative charge is waived.







                                                                           E2340



888-1282

EQUI-VEST(R)
A Combination Variable and Fixed Deferred Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000


--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST, dated May 1, 2000. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.




TABLE OF CONTENTS


Required minimum distributions option                  2
Unit value                                             2
Calculation of annuity payments                        3
The reorganization                                     3
Custodian and independent accountants                  4
Alliance Money Market option yield information         4
Other yield information                                5
Financial statements                                   5




           Copyright 2000 The Equitable Life Assurance Society of the United States New York, New York 10104 All rights reserved.


888-1175
Cat. No.

2
--------------------------------------------------------------------------------


REQUIRED MINIMUM DISTRIBUTIONS OPTION


If you elect this feature designed for annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the account value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make. This does not apply to Roth IRA or NQ Contracts.

You may choose whether the required minimum distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, IRS regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your account value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the required minimum distribution is elected in the year in which the annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Our required minimum distribution option should not be elected if the annuitant continues to work beyond age 70 1/2 and contributions continue to be made into the contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Please note that our required minimum distribution option does not provide for all the flexibility provided by federal law. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint life expectancy method with a beneficiary other than your spouse. See your tax adviser.


UNIT VALUES


Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

     (a/b) - c

     where:

(a) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and direct expenses of EQ Advisors Trust.

                                                                              3
--------------------------------------------------------------------------------

(b) is the value of the variable investment option's shares of the corresponding Portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:
Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1999, the annuity payment due in December 1999 would be $95.19 (the number of units (26.74) times $3.56).



THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, EQ/Balanced Fund, Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was

4
--------------------------------------------------------------------------------

organized as an open-end management investment company, with its own investment objectives and policies. Collectively these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts."


On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A. In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of Portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by the variable annuity options.


The financial statements of Separate Account A as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in auditing and accounting.


ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the prospectus. Unit values reflect all other accrued expenses of the Alliance Money Market option.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the Alliance Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of Alliance Money Market option units for the EQUI-VEST series contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the

                                                                               5
--------------------------------------------------------------------------------

result, i.e., effective yield = (base period return + 1)[superscript: 365/7]-1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the Alliance Money Market option will fluctuate and not remain constant.

The Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends which accrue on a daily basis.

While the Alliance Money Market option yields will vary among the different EQUI-VEST contracts, the same method of calculating Alliance Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST contract and are for illustrative purposes only.


The seven-day current yield for the Alliance Money Market option was 3.87% for the period ended December 31, 1999. The effective yield for the Alliance Money Market option for that period was 3.94%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio which reflect only the deduction of Trust-level expenses.


OTHER YIELD INFORMATION

Thirty-day yields may vary according to the series of your EQUI-VEST contract, although the same method of calculating variable investment option yields applies. The yield figures set forth below reflect the highest charges that are currently being assessed under any series of EQUI-VEST contract.

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for the 30-day period ended December 31, 1999 were 4.55% for the Alliance Intermediate Government Securities option, 5.33% for the Alliance Quality Bond option and 12.37% for the Alliance High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios which reflect only the deduction of Trust-level expenses.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1999................................    FSA-3
        Statements of Operations for the Year Ended December 31, 1999..........................    FSA-7
        Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.....   FSA-11
        Notes to Financial Statements..........................................................   FSA-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................      F-1
        Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1999 and 1998................................      F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997......      F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999,
            1998 and 1997......................................................................      F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997....      F-5
        Notes to Consolidated Financial Statements.............................................      F-6


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth and Income, EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian US Equity, MFS Growth with Income, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, Alliance Global, Alliance International, Capital Guardian International, Morgan Stanley Emerging Markets Equity, EQ/Putnam International Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, Lazard Small Cap, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy and EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                        FIXED INCOME OPTIONS:
                                                          -------------------------------------------------------------------
                                                            ALLIANCE
                                                          INTERMEDIATE         ALLIANCE          ALLIANCE          ALLIANCE
                                                           GOVERNMENT           MONEY            QUALITY             HIGH
                                                           SECURITIES           MARKET            BOND               YIELD
                                                          ------------      ------------       -----------       ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................   $57,906,717
             163,287,918...............................                     $161,838,990
              94,146,952...............................                                        $87,638,085
             215,503,539...............................                                                          $162,851,355
           7,081,410,266...............................
           1,241,149,518...............................
             738,153,596...............................
             102,033,512...............................
Receivable for Trust shares sold.......................            --          1,028,717                --                 --
Due from Equitable Life's General Account
   (Note 3)............................................        47,887                 --                --            121,855
                                                          -----------       ------------       -----------       ------------
         Total assets..................................    57,954,604        162,867,707        87,638,085        162,973,210
                                                          -----------       ------------       -----------       ------------
LIABILITIES:
Payable for  Trust shares purchased....................        51,887                 --            44,501            109,010
Due to Equitable Life's General Account
   (Note 3)............................................            --          1,561,127           362,870                 --
                                                          -----------       ------------       -----------       ------------
         Total liabilities.............................        51,887          1,561,127           407,371            109,010
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................   $   308,836       $    277,983       $   208,331       $    317,227
Net Assets attributable to Contractowners..............    57,593,881        161,028,597        87,022,383        162,546,973
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============


                                                                                             EQUITY OPTIONS:
                                                         ------------------------------------------------------------------------
                                                            ALLIANCE             ALLIANCE            ALLIANCE         EQ/ALLIANCE
                                                             COMMON               EQUITY             GROWTH &           PREMIER
                                                             STOCK                INDEX              INCOME             GROWTH
                                                         --------------       --------------       ------------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................
             163,287,918...............................
              94,146,952...............................
             215,503,539...............................
           7,081,410,266...............................  $9,526,714,337
           1,241,149,518...............................                       $1,652,266,720
             738,153,596...............................                                            $870,429,052
             102,033,512...............................                                                              $112,446,542
Receivable for Trust shares sold.......................              --                   --                 --                --
Due from Equitable Life's General Account
   (Note 3)............................................       4,754,978            1,758,325          2,895,540         3,036,081
                                                         --------------       --------------       ------------      ------------
         Total assets..................................   9,531,469,315        1,654,025,045        873,324,592       115,482,623
                                                         --------------       --------------       ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased....................       4,480,463            1,330,619          2,571,390         3,059,843
Due to Equitable Life's General Account
   (Note 3)............................................              --                   --                 --                --
                                                         --------------       --------------       ------------      ------------
         Total liabilities.............................       4,480,463            1,330,619          2,571,390         3,059,843
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    4,405,355       $      155,358       $    298,729      $      6,094
Net Assets attributable to Contractowners..............   9,522,583,497        1,652,539,068        870,454,473       112,416,686
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============


------------------------
See Notes to Financial Statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------------------------------------
                                                         CALVERT       CAPITAL        CAPITAL
                                                        SOCIALLY       GUARDIAN       GUARDIAN       MFS GROWTH
                                                       RESPONSIBLE     RESEARCH      U.S. EQUITY     WITH INCOME      MFS RESEARCH
                                                       -----------     ---------     -----------     -----------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................  $2,619,135
               904,638...............................                  $933,921
             1,359,966...............................                                $1,434,095
             2,105,001...............................                                                $2,228,502
           142,661,215...............................                                                                 $170,641,453
            95,590,228...............................
            88,147,694...............................
               137,610...............................
           148,440,785...............................
Receivable for  Trust shares sold   .................          --            --              --              --                 --
Due from Equitable Life's General Account
   (Note 3)..........................................          --        17,498          34,287          97,247            638,785
                                                       ----------      --------      ----------      ----------       ------------
         Total assets................................   2,619,135       951,419       1,468,382       2,325,749        171,280,238
                                                       ----------      --------      ----------      ----------       ------------
LIABILITIES:
Payable for Trust shares purchased...................          --        17,498          34,287          97,247            638,743
Due to Equitable Life's General Account
   (Note 3)..........................................          --            --              --              --                 --
                                                       ----------      --------      ----------      ----------       ------------
         Total liabilities...........................          --        17,498          34,287          97,247            638,743
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $2,162,831      $ 25,662      $   26,093      $   25,961       $     68,297

Net Assets attributable to Contractowners............     456,304       908,259       1,408,002       2,202,541        170,573,198
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============


                                                                        EQUITY OPTIONS (CONTINUED):
                                                       ----------------------------------------------------------------
                                                         MERRILL
                                                          LYNCH          EQ/PUTNAM       EQ/PUTNAM
                                                       BASIC VALUE        GROWTH &       INVESTORS        T. ROWE PRICE
                                                         EQUITY         INCOME VALUE      GROWTH          EQUITY INCOME
                                                       -----------      ------------     ---------        -------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................
               904,638...............................
             1,359,966...............................
             2,105,001...............................
           142,661,215...............................
            95,590,228...............................  $96,711,476
            88,147,694...............................                   $82,894,604
               137,610...............................                                    $144,275
           148,440,785...............................                                                     $146,836,293
Receivable for  Trust shares sold   .................           --                             --                   --
Due from Equitable Life's General Account
   (Note 3)..........................................      387,406          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
         Total assets................................   97,098,882       83,061,614       144,275          147,141,642
                                                       -----------      -----------      --------         ------------
LIABILITIES:
Payable for Trust shares purchased...................      387,381          167,010            --              305,349
Due to Equitable Life's General Account
   (Note 3)..........................................           --               --            --                   --
                                                       -----------      -----------      --------         ------------
         Total liabilities...........................      387,381          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $    92,069      $    37,968      $ 25,183         $     93,736

Net Assets attributable to Contractowners............   96,619,432       82,856,636       119,092          146,742,557
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============


------------------------
See Notes to Financial Statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                         ----------------------------------------------------------------------
                                                                                                 CAPITAL         MORGAN STANLEY
                                                            ALLIANCE            ALLIANCE         GUARDIAN           EMERGING
                                                             GLOBAL           INTERNATIONAL    INTERNATIONAL     MARKETS EQUITY
                                                         --------------       -------------    -------------     --------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................  $1,012,530,908
             150,121,195...............................                       $170,754,238
                  52,943...............................                                           $60,652
              64,520,081...............................                                                           $70,941,248
                 232,702...............................
              94,262,015...............................
           2,936,518,572...............................
             132,783,835...............................
                 585,194...............................
Receivable for  Trust shares sold......................              --                 --             --                  --
Due from Equitable Life's General Account
   (Note 3)............................................       1,115,281            705,332         23,763             340,817
                                                         --------------       ------------        -------         -----------
         Total assets..................................   1,013,646,189        171,459,570         84,415          71,282,065
                                                         --------------       ------------        -------         -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,236,460            705,945             --             340,817
Due to Equitable Life's General Account
   (Note 3)............................................              --                 --             --                  --
                                                         --------------       ------------        -------         -----------
         Total liabilities.............................       1,236,460            705,945             --             340,817
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      327,840       $    296,064        $24,903         $ 1,815,808
Net Assets attributable to Contractowners..............   1,012,081,889        170,457,561         59,512          69,125,440
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========


                                                                                EQUITY OPTIONS (CONTINUED):
                                                         -------------------------------------------------------------------------
                                                           EQ/PUTNAM     T. ROWE PRICE      ALLIANCE        ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     AGGRESSIVE       SMALL CAP       EQ/
                                                             EQUITY          STOCK            STOCK          GROWTH      EVERGREEN
                                                         -------------   -------------   --------------   ------------   ---------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................
             150,121,195...............................
                  52,943...............................
              64,520,081...............................
                 232,702...............................  $247,014
              94,262,015...............................                  $112,485,497
           2,936,518,572...............................                                  $3,103,346,996
             132,783,835...............................                                                   $157,961,371
                 585,194...............................                                                                  $601,728
Receivable for  Trust shares sold......................        --                  --                --      8,394,247      4,299
Due from Equitable Life's General Account
   (Note 3)............................................        --             501,225         2,308,834             --         --
                                                         --------        ------------    --------------   ------------   --------
         Total assets..................................   247,014         112,986,722     3,105,655,830    166,355,618    606,027
                                                         --------        ------------    --------------   ------------   --------
LIABILITIES:
Payable for  Trust shares purchased....................        --             501,225         2,277,652             --         --
Due to Equitable Life's General Account
   (Note 3)............................................        --                  --                --      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
         Total liabilities.............................        --             501,225         2,277,652      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $ 25,835        $     65,454    $      622,815   $     19,011   $ 24,984
Net Assets attributable to Contractowners..............   221,179         112,420,043     3,102,755,363    157,957,929    576,744
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========


------------------------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  EQUITY OPTIONS (CONCLUDED):            ASSET ALLOCATION OPTIONS:
                                                         -----------------------------------------   ------------------------------
                                                                        MFS
                                                         LAZARD       EMERGING      WARBURG PINCUS                       ALLIANCE
                                                         SMALL         GROWTH       SMALL COMPANY       ALLIANCE       CONSERVATIVE
                                                          CAP         COMPANIES         VALUE           BALANCED        INVESTORS
                                                         -------     ------------   --------------   --------------    ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................  $15,432
             481,452,421...............................              $706,184,521
              77,137,358...............................                              $77,385,072
           1,293,423,216...............................                                              $1,447,662,131
             133,146,188...............................                                                                $142,502,666
             891,309,537...............................
                 149,393...............................
              11,818,349...............................
              45,826,487...............................
Receivable for  Trust shares sold   ...................       --               --             --            385,629              --
Due from Equitable Life's General Account
   (Note 3)............................................      548        3,490,310        237,134                 --         217,358
                                                         -------     ------------    -----------     --------------    ------------
         Total assets..................................   15,980      709,674,831     77,622,206      1,448,047,760     142,720,024
                                                         -------     ------------    -----------     --------------    ------------
LIABILITIES:
Payable for  Trust shares purchased....................      650        3,448,913        233,408                 --         211,005
Due to Equitable Life's General Account
   (Note 3)............................................       --               --             --            161,997              --
                                                         -------     ------------    -----------     --------------    ------------
         Total liabilities.............................      650        3,448,913        233,408            161,997         211,005
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    15     $      7,255    $   105,004     $      416,773    $    372,648
Net Assets attributable to Contractowners..............   15,315      706,218,663     77,283,794      1,447,468,990     142,136,371
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============


                                                                              ASSET ALLOCATION OPTIONS:
                                                         ------------------------------------------------------------------
                                                            ALLIANCE                           MERRILL LYNCH
                                                             GROWTH           EQ/EVERGREEN         WORLD         EQ/PUTNAM
                                                           INVESTORS           FOUNDATION        STRATEGY        BALANCED
                                                         --------------       ------------     -------------    -----------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................
             481,452,421...............................
              77,137,358...............................
           1,293,423,216...............................
             133,146,188...............................
             891,309,537...............................  $1,100,873,895
                 149,393...............................                        $153,654
              11,818,349...............................                                        $12,982,709
              45,826,487...............................                                                         $43,845,686
Receivable for  Trust shares sold   ...................              --              --                 --               --
Due from Equitable Life's General Account
   (Note 3)............................................       1,396,249          13,625          1,005,478          216,893
                                                         --------------        --------        -----------      -----------
         Total assets..................................   1,102,270,144         167,279         13,988,187       44,062,579
                                                         --------------        --------        -----------      -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,456,888          13,625              5,478          216,893
Due to Equitable Life's General Account
   (Note 3)............................................              --              --                 --               --
                                                         --------------        --------        -----------      -----------
         Total liabilities.............................       1,456,888          13,625              5,478          216,893
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      357,746        $ 25,151        $ 1,984,816      $    91,201
Net Assets attributable to Contractowners..............   1,100,455,510         128,503         11,997,893       43,754,485
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========


------------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              FIXED INCOME OPTIONS:
                                                      ----------------------------------------------------------------------
                                                        ALLIANCE
                                                      INTERMEDIATE
                                                       GOVERNMENT          ALLIANCE          ALLIANCE          ALLIANCE HIGH
                                                       SECURITIES        MONEY MARKET      QUALITY BOND           YIELD
                                                      -----------        ------------      ------------        -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $ 2,937,999        $ 6,632,786       $ 4,553,232         $ 19,034,530
                                                      -----------        -----------       -----------         ------------
Expenses (Note 3):
      Asset-based charges..........................       758,673          1,934,895         1,173,541            2,413,928
Less: Reduction for expense limitation.............         7,493             58,246                --                2,104
                                                      -----------        -----------       -----------         ------------
      Net expenses.................................       751,180          1,876,649         1,173,541            2,411,824
                                                      -----------        -----------       -----------         ------------
NET INVESTMENT INCOME (LOSS).......................     2,186,819          4,756,137         3,379,691           16,622,706
                                                      -----------        -----------       -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........       302,141          1,316,696           191,231           (8,436,859)
      Realized gain distribution from
         The Trust.................................            --              4,911           318,916              180,607
                                                      -----------        -----------       -----------         ------------
   Net realized gain (loss)........................       302,141          1,321,607           510,147           (8,256,252)
   Change in unrealized appreciation
      (depreciation) of investments................    (3,147,010)        (1,138,368)       (6,837,979)         (16,895,279)
                                                      -----------        -----------       -----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,844,869)           183,239        (6,327,832)         (25,151,531)
                                                      -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $  (658,050)       $ 4,939,376       $(2,948,141)        $ (8,528,825)
                                                      ===========        ===========       ===========         ============



                                                                                    EQUITY OPTIONS:
                                                      ---------------------------------------------------------------------------
                                                                                                                      EQ/ALLIANCE
                                                      ALLIANCE COMMON       ALLIANCE EQUITY      ALLIANCE GROWTH        PREMIER
                                                          STOCK                 INDEX              & INCOME           GROWTH (A)
                                                      ---------------       ---------------      ---------------      -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $   51,104,424         $ 14,960,854         $  1,997,933        $    66,348
                                                      --------------         ------------         ------------        -----------
Expenses (Note 3):
      Asset-based charges..........................      121,577,640           19,026,732            9,772,896            233,917
Less: Reduction for expense limitation.............        6,643,743                   --                   --                 --
                                                      --------------         ------------         ------------        -----------
      Net expenses.................................      114,933,897           19,026,732            9,772,896            233,917
                                                      --------------         ------------         ------------        -----------
NET INVESTMENT INCOME (LOSS).......................      (63,829,473)          (4,065,878)          (7,774,963)          (167,569)
                                                      --------------         ------------         ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........      304,121,396          121,577,058            5,912,796            706,229
      Realized gain distribution from
         The Trust.................................    1,263,337,800           12,305,386           78,401,040            232,218
                                                      --------------         ------------         ------------        -----------
   Net realized gain (loss)........................    1,567,459,196          133,882,444           84,313,836            938,447
   Change in unrealized appreciation
      (depreciation) of investments................      320,673,163          118,641,942           39,845,140         10,413,030
                                                      --------------         ------------         ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    1,888,132,359          252,524,386          124,158,976         11,351,477
                                                      --------------         ------------         ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $1,824,302,886         $248,458,508         $116,384,013        $11,183,908
                                                      ==============         ============         ============        ===========


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                Equity Options (Continued):
                                                      -----------------------------------------------------------------------
                                                                               CAPITAL            CAPITAL          MFS GROWTH
                                                       CALVERT SOCIALLY        GUARDIAN           GUARDIAN            WITH
                                                       RESPONSIBLE (A)       RESEARCH (A)      U.S. EQUITY (A)     INCOME (A)
                                                       ----------------      ------------      ---------------     ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................        $     --            $ 1,409            $ 2,643           $  6,665
                                                           --------            -------            -------           --------
Expenses (Note 3):
      Asset-based charges..........................             852              1,505              3,056              4,451
Less: Reduction for expense limitation.............              --                 --                 --                 --
                                                           --------            -------            -------           --------
      Net expenses.................................             852              1,505              3,056              4,451
                                                           --------            -------            -------           --------
NET INVESTMENT INCOME (LOSS).......................            (852)               (96)              (413)             2,214
                                                           --------            -------            -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........           1,827             19,055             (2,061)            (1,566)
      Realized gain distribution from
         The Trust.................................          14,015                136              3,439                 --
                                                           --------            -------            -------           --------
   Net realized gain (loss)........................          15,842             19,191              1,378             (1,566)
   Change in unrealized appreciation
      (depreciation) of investments................         172,185             29,283             74,129            123,501
                                                           --------            -------            -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         188,027             48,474             75,507            121,935
                                                           --------            -------            -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............        $187,175            $48,378            $75,094           $124,149
                                                           ========            =======            =======           ========


                                                                                Equity Options (Continued):
                                                      ---------------------------------------------------------------------
                                                                                              EQ/PUTNAM
                                                                          MERRILL LYNCH        GROWTH &          EQ/PUTNAM
                                                                          BASIC VALUE           INCOME           INVESTORS
                                                      MFS RESEARCH           EQUITY             VALUE            GROWTH (A)
                                                      ------------        -------------     ------------         ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................   $   184,100         $ 1,148,124       $  1,073,404         $    --
                                                      -----------         -----------       ------------         -------
Expenses (Note 3):
      Asset-based charges..........................     1,819,815           1,032,563          1,129,545            121
Less: Reduction for expense limitation.............            --                  --                 --             --
                                                      -----------         -----------       ------------         -------
      Net expenses.................................     1,819,815           1,032,563          1,129,545            121
                                                      -----------         -----------       ------------         -------
NET INVESTMENT INCOME (LOSS).......................    (1,635,715)            115,561            (56,141)          (121)
                                                      -----------         -----------       ------------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........    13,149,852           5,360,258          2,754,940              6
      Realized gain distribution from
         The Trust.................................     3,784,361           4,821,412          5,808,382          1,806
                                                      -----------         -----------       ------------         -------
   Net realized gain (loss)........................    16,934,213          10,181,670          8,563,322          1,812
   Change in unrealized appreciation
      (depreciation) of investments................    14,109,284            (127,488)       (11,414,919)         6,665
                                                      -----------         -----------       ------------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    31,043,497          10,054,182         (2,851,597)         8,477
                                                      -----------         -----------       ------------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $29,407,782         $10,169,743       $ (2,907,738)        $8,356
                                                      ===========         ===========       ============         ======


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Continued):
                                           --------------------------------------------------------------------------
                                                                                                        CAPITAL
                                             T. ROWE PRICE                          ALLIANCE            GUARDIAN
                                             EQUITY INCOME     ALLIANCE GLOBAL    INTERNATIONAL    INTERNATIONAL (A)
                                           ----------------   -----------------  ---------------  -------------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........     $ 2,775,622       $    783,566       $        --         $   --
                                              -----------       ------------       -----------         ------
Expenses (Note 3):
      Asset-based charges ...............       1,967,072         10,979,287         1,860,758             75
Less: Reduction for expense limitation ..              --                 --                --             --
                                              -----------       ------------       -----------         ------
      Net expenses ......................       1,967,072         10,979,287         1,860,758             75
                                                                                   -----------         ------
NET INVESTMENT INCOME (LOSS) ............         808,550        (10,195,721)       (1,860,758)           (75)
                                              -----------       ------------       -----------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments       4,579,254         90,103,575        31,152,702              5
      Realized gain distribution from
         The Trust ......................       5,792,887         62,266,802         2,919,087             --
                                              -----------       ------------       -----------         ------
   Net realized gain (loss) .............      10,372,141        152,370,377        34,071,789              5
   Change in unrealized appreciation
      (depreciation) of investments .....      (9,195,970)       128,133,406        18,061,228          7,708
                                              -----------       ------------       -----------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................       1,176,171        280,503,783        52,133,017          7,713
                                              -----------       ------------       -----------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...     $ 1,984,721       $270,308,062       $50,272,259         $7,638
                                              ===========       ============       ===========         ======

                                                                           Equity Options (Continued):
                                           -----------------------------------------------------------------------------------------
                                            MORGAN STANLEY      EQ/PUTNAM      T. ROWE PRICE
                                               EMERGING       INTERNATIONAL     INTERNATIONAL        ALLIANCE        ALLIANCE SMALL
                                            MARKETS EQUITY      EQUITY (A)          STOCK        AGGRESSIVE STOCK      CAP GROWTH
                                           ----------------  ---------------  ----------------  ------------------  ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........    $        --        $   2,705        $   409,202       $  9,326,310        $        --
                                             -----------        ---------        -----------       ------------        -----------
Expenses (Note 3):
      Asset-based charges ...............        408,713              221          1,142,190         39,543,477          1,657,966
Less: Reduction for expense limitation ..             --               --                 --          2,850,436                 --
                                             -----------        ---------        -----------       ------------        -----------
      Net expenses ......................        408,713              221          1,142,190         36,693,041          1,657,966
                                             -----------        ---------        -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS) ............       (408,713)           2,484           (732,988)       (27,366,731)        (1,657,966)
                                             -----------        ---------        -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments     19,242,288               17         14,429,637        (62,580,567)        20,167,565
      Realized gain distribution from
         The Trust ......................        726,334            8,191          1,135,189        182,510,142                 --
                                             -----------        ---------        -----------       ------------        -----------
   Net realized gain (loss) .............     19,968,622            8,208         15,564,826        119,929,575         20,167,565
   Change in unrealized appreciation
      (depreciation) of investments .....      7,484,816           14,312         10,967,057        376,094,230         14,165,644
                                             -----------        ---------        -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................     27,453,438           22,520         26,531,883        496,023,805         34,333,209
                                             -----------        ---------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...    $27,044,725        $  25,004        $25,798,895       $468,657,074        $32,675,243
                                             ===========        =========        ===========       ============        ===========

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Concluded):
                                             --------------------------------------------------------------------
                                                                                                     WARBURG
                                                   EQ/            LAZARD         MFS EMERGING      PINCUS SMALL
                                              EVERGREEN (A)    SMALL CAP (A)   GROWTH COMPANIES   COMPANY VALUE
                                             ---------------- ---------------- -----------------  ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............       $ 2,596           $   42         $         --      $   146,193
                                                ----------      -----------    -----------------  ---------------
Expenses (Note 3):
      Asset-based charges..................         1,086               10            4,720,964        1,056,877
Less: Reduction for expense limitation.....            --               --                   --               --
                                                ----------      -----------    -----------------  ---------------
      Net expenses.........................         1,086               10            4,720,964        1,056,877
                                                ----------      -----------    -----------------  ---------------
NET INVESTMENT INCOME (LOSS)...............         1,510               32           (4,720,964)        (910,684)
                                                ----------      -----------    -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        21,001              (89)          61,863,513       (7,130,907)
      Realized gain distribution from
         The Trust.........................            --               68           11,833,932               --
                                                ----------      -----------    -----------------  ---------------
   Net realized gain (loss)................        21,001              (21)          73,697,445       (7,130,907)
   Change in unrealized appreciation
      (depreciation) of investments........        16,534              466          189,033,575        7,537,570
                                                ----------      -----------    -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................        37,535              445          262,731,020          406,663
                                                ----------      -----------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......       $39,045           $  477         $258,010,056      $  (504,021)
                                                ==========      ===========    =================  ===============

                                                             Asset Allocation Options:
                                             ------------------------------------------------------
                                                                   ALLIANCE
                                                 ALLIANCE        CONSERVATIVE     ALLIANCE GROWTH
                                                 BALANCED          INVESTORS         INVESTORS
                                             -----------------  ----------------  -----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............      $ 38,003,635       $ 4,691,893       $ 15,432,724
                                             -----------------  ----------------  -----------------
Expenses (Note 3):
      Asset-based charges..................        19,917,253         1,743,144         12,546,669
Less: Reduction for expense limitation.....         2,095,569                --                 --
                                             -----------------  ----------------  -----------------
      Net expenses.........................        17,821,684         1,743,144         12,546,669
                                             -----------------  ---------------   -----------------
NET INVESTMENT INCOME (LOSS)...............        20,181,951         2,948,749          2,886,055
                                             -----------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        13,692,432         1,638,812         12,741,923
      Realized gain distribution from
         The Trust.........................       133,932,137         5,885,004         94,424,163
                                             -----------------  ----------------  -----------------
   Net realized gain (loss)................       147,624,569         7,523,816        107,166,086
   Change in unrealized appreciation
      (depreciation) of investments........        39,004,307           689,307        106,086,756
                                             -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................       186,628,876         8,213,123        213,252,842
                                             -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......      $206,810,827       $11,161,872       $216,138,897
                                             =================  ================  =================

                                                        Asset Allocation Options:
                                             ---------------------------------------------------

                                               EQ/EVERGREEN     MERRILL LYNCH         EQ/
                                              FOUNDATION (A)    WORLD STRATEGY   PUTNAM BALANCED
                                             ------------------ --------------- ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............         $1,116          $  101,490      $ 1,154,530
                                                 ----------     --------------- ----------------
Expenses (Note 3):
      Asset-based charges..................            202             136,368          554,156
Less: Reduction for expense limitation.....             --                  --               --
                                                 ----------     --------------- ----------------
      Net expenses.........................            202             136,368          554,156
                                                 ----------     --------------- ----------------
NET INVESTMENT INCOME (LOSS)...............            914             (34,878)         600,374
                                                 ----------     --------------- ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..             63           1,380,620        1,111,281
      Realized gain distribution from
         The Trust.........................             --             163,800        1,419,016
                                                 ----------     --------------- ----------------
   Net realized gain (loss)................             63           1,544,420        2,530,297
   Change in unrealized appreciation
      (depreciation) of investments........          4,261             669,904       (3,992,030)
                                                 ----------     --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................          4,324           2,214,324       (1,461,733)
                                                 ----------     --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......         $5,238          $2,179,446      $  (861,359)
                                                 ==========     =============== ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                            FIXED INCOME OPTIONS:
                                                                   ---------------------------------------------------------------
                                                                          ALLIANCE INTERMEDIATE                ALLIANCE
                                                                          GOVERNMENT SECURITIES              MONEY MARKET
                                                                   ----------------------------------   --------------------------
                                                                          1999              1998             1999         1998
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................         $ 2,186,819       $ 1,762,313    $  4,756,137  $  3,823,222
   Net realized gain (loss) on investments....................             302,141           470,342       1,321,607       238,059
   Change in unrealized appreciation
      (depreciation) of investments...........................          (3,147,010)          512,287      (1,138,368)      121,024
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from operations......            (658,050)        2,744,942       4,939,376     4,182,305
                                                                   ----------------  ----------------   ------------- ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................          10,803,619        10,106,543      72,843,109    59,238,443
      Transfers from other Funds and
         Guaranteed Interest Account..........................          17,510,838        23,196,411     151,517,985    99,124,881
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          28,314,457        33,302,954     224,361,094   158,363,324
                                                                   ----------------  ----------------   ------------- ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................           7,077,940         5,018,282      32,264,005    25,401,484
      Transfers to other Funds and
         Guaranteed Interest Account..........................          16,376,682        14,425,062     161,836,076   108,901,266
      Withdrawal and administrative charges...................              61,594            75,927         265,560       307,072
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          23,516,216        19,519,271     194,365,641   134,609,822
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................           4,798,241        13,783,683      29,995,453    23,753,502
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........             (90,814)         (610,623)        285,634    (1,229,280)
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS.............................           4,049,377        15,918,002      35,220,463    26,706,527
NET ASSETS -- BEGINNING OF PERIOD.............................          53,853,340        37,935,338     126,086,117    99,379,590
                                                                   ----------------  ----------------   ------------- ------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................         $57,902,717       $53,853,340    $161,306,580  $126,086,117
                                                                   ================  ================   ============= ============

                                                                                        FIXED INCOME OPTIONS:
                                                                   ----------------------------------------------------------
                                                                             ALLIANCE                      ALLIANCE
                                                                           QUALITY BOND                   HIGH YIELD
                                                                   --------------------------   -----------------------------
                                                                        1999         1998             1999           1998
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................      $ 3,379,691   $ 2,601,044    $ 16,622,706   $ 17,912,128
   Net realized gain (loss) on investments....................          510,147     1,993,466      (8,256,252)     3,914,555
   Change in unrealized appreciation
      (depreciation) of investments...........................       (6,837,979)     (486,113)    (16,895,279)   (36,813,923)
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from operations......       (2,948,141)    4,108,397      (8,528,825)   (14,987,240)
                                                                    ------------ -------------   -------------  -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................       17,826,110    20,999,014      26,936,544     52,878,815
      Transfers from other Funds and
         Guaranteed Interest Account..........................       23,994,287    46,264,543      30,740,677    114,552,746
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       41,820,397    67,263,557      57,677,221    167,431,561
                                                                    ------------ -------------   -------------  -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................        8,423,954     4,294,846      18,107,373     15,414,754
      Transfers to other Funds and
         Guaranteed Interest Account..........................       25,178,431    26,129,927      66,186,094     96,757,242
      Withdrawal and administrative charges.....                         69,431        64,190         262,567        269,447
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       33,671,816    30,488,963      84,556,034    112,441,443
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................        8,148,581    36,774,594     (26,878,813)    54,990,118
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........          117,914      (387,566)       (118,422)    (1,942,757)
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS.............................        5,318,354    40,495,424     (35,526,060)    38,060,121
NET ASSETS -- BEGINNING OF PERIOD.............................       81,912,360    41,416,935     198,390,260    160,330,139
                                                                    ------------ -------------   -------------  -------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................      $87,230,714   $81,912,360    $162,864,200   $198,390,260
                                                                    ============ =============   =============  =============

------------------------
See Notes to Financial Statements.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          COMMON STOCK
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................             $  (63,829,473)    $   (46,516,714)
   Net realized gain (loss) on investments...........................              1,567,459,196       1,122,099,298
   Change in unrealized appreciation
      (depreciation) of investments..................................                320,673,163         573,857,850
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............              1,824,302,886       1,649,440,434
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                559,831,359         526,598,693
      Transfers from other Funds and
         Guaranteed Interest Account.................................              1,373,905,485       1,219,987,398
                                                                             -------------------- -------------------
            Total....................................................              1,933,736,844       1,746,586,091
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                645,258,965         439,741,977
      Transfers to other Funds and
         Guaranteed Interest Account.................................              1,305,180,800       1,134,646,060
      Withdrawal and administrative charges.....                                       7,166,669           7,821,832
                                                                             -------------------- -------------------
            Total....................................................              1,957,606,434       1,582,209,869
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                (23,869,590)        164,376,222
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (3,359,970)        (56,413,626)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................              1,797,073,326       1,757,403,030
NET ASSETS -- BEGINNING OF PERIOD....................................              7,729,915,526       5,972,512,496
                                                                             -------------------- -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................             $9,526,988,852      $7,729,915,526
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          EQUITY INDEX
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $    (4,065,878)    $    (1,365,362)
   Net realized gain (loss) on investments...........................                133,882,444          40,417,098
   Change in unrealized appreciation
      (depreciation) of investments..................................                118,641,942         170,263,193
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............                248,458,508         209,314,929
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                207,110,009         169,623,980
      Transfers from other Funds and
         Guaranteed Interest Account.................................                843,228,288         637,861,607
                                                                             -------------------- -------------------
            Total....................................................              1,050,338,297         807,485,587
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                110,899,865          55,265,209
      Transfers to other Funds and
         Guaranteed Interest Account.................................                685,337,381         455,238,354
      Withdrawal and administrative charges.....                                       1,410,369           1,207,740
                                                                             -------------------- -------------------
            Total....................................................                797,647,615         511,711,303
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                252,690,682         295,774,284
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (1,458,118)         (7,530,762)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................                499,691,072         497,558,451
NET ASSETS-- BEGINNING OF PERIOD.....................................              1,153,003,354         655,444,903
                                                                             -------------------- -------------------
NET ASSETS-- END OF PERIOD (NOTE 1)..................................             $1,652,694,426      $1,153,003,354
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ------------------------------------------------------
                                                                                                                     EQ/ALLIANCE
                                                                                          ALLIANCE                     PREMIER
                                                                                      GROWTH & INCOME                GROWTH (A)
                                                                             -----------------------------------  -----------------
                                                                                  1999              1998               1999
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $ (7,774,963)     $ (4,742,310)      $   (167,569)
   Net realized gain (loss) on investments...........................              84,313,836        51,666,978            938,447
   Change in unrealized appreciation
      (depreciation) of investments..................................              39,845,140        39,346,894         10,413,030
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from operations.............             116,384,013        86,271,562         11,183,908
                                                                             ----------------- -----------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................             123,351,766       101,906,524         19,961,106
      Transfers from other Funds and
         Guaranteed Interest Account.................................             190,419,567       162,800,542         94,910,089
                                                                             ----------------- -----------------  -----------------
            Total....................................................             313,771,333       264,707,066        114,871,195
                                                                             ----------------- -----------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................              54,339,299        30,427,264            460,182
      Transfers to other Funds and
         Guaranteed Interest Account.................................             103,291,011        89,917,684         13,207,345
      Withdrawal and administrative charges.....                                      742,582           678,233              3,650
                                                                             ----------------- -----------------  -----------------
            Total....................................................             158,372,892       121,023,181         13,671,177
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             155,398,441       143,683,885        101,200,018
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                (794,427)       (4,193,814)            38,854
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS....................................             270,988,027       225,761,633        112,422,780
NET ASSETS -- BEGINNING OF PERIOD....................................             599,765,175       374,003,542                 --
                                                                             ----------------- -----------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................            $870,753,202      $599,765,175       $112,422,780
                                                                             ================= =================  =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                      ---------------------------------------------------------
                                                                           CALVERT             CAPITAL            CAPITAL
                                                                           SOCIALLY            GUARDIAN        GUARDIAN U.S.
                                                                       RESPONSIBLE (A)       RESEARCH (A)        EQUITY (A)
                                                                      -------------------   ---------------   -----------------
                                                                            1999                1999               1999
                                                                      -------------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................      $      (852)         $      (96)        $     (413)
   Net realized gain (loss) on investments...........................           15,842              19,191              1,378
   Change in unrealized appreciation
      (depreciation) of investments..................................          172,185              29,283             74,129
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from operations.............          187,175              48,378             75,094
                                                                        ---------------     ---------------    ---------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           50,075             372,085            386,988
      Transfers from other Funds and
         Guaranteed Interest Account.................................          454,057             840,605          1,098,135
                                                                        ---------------     ---------------    ---------------
            Total....................................................          504,132           1,212,690          1,485,123
                                                                        ---------------     ---------------    ---------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --                 902             17,579
      Transfers to other Funds and
         Guaranteed Interest Account.................................           72,191             351,450            133,777
      Withdrawal and administrative  charges.........................               54                   1                 13
                                                                        ---------------     ---------------    ---------------
            Total....................................................           72,245             352,353            151,369
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          431,887             860,337          1,333,754
                                                                        ---------------     ---------------    ---------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        2,000,073              25,206             25,247
                                                                        ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS....................................        2,619,135             933,921          1,434,095
NET ASSETS -- BEGINNING OF PERIOD....................................               --                  --                 --
                                                                        ---------------     ---------------    ---------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................      $ 2,619,135          $  933,921         $1,434,095
                                                                        ===============     ===============    ===============

                                                                                  EQUITY SERIES (CONTINUED):
                                                                      -------------------------------------------------------
                                                                       MFS GROWTH
                                                                          WITH
                                                                       INCOME (A)                  MFS RESEARCH
                                                                      --------------   --------------------------------------
                                                                          1999               1999                1998
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................    $    2,214         $ (1,635,715)       $   (486,308)
   Net realized gain (loss) on investments...........................        (1,566)          16,934,213            (916,443)
   Change in unrealized appreciation
      (depreciation) of investments..................................       123,501           14,109,284          13,393,079
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from operations.............       124,149           29,407,782          11,990,328
                                                                      --------------   ------------------   -----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................       891,850           30,557,735          26,220,920
      Transfers from other Funds and
         Guaranteed Interest Account.................................     1,303,993           79,447,062          79,372,885
                                                                      --------------   ------------------   -----------------
            Total....................................................     2,195,843          110,004,797         105,593,805
                                                                      --------------   ------------------   -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................        15,682            7,842,822           2,234,932
      Transfers to other Funds and
         Guaranteed Interest Account.................................       100,983           63,062,485          39,937,639
      Withdrawal and administrative  charges.........................            30              132,468              56,352
                                                                      --------------   ------------------   -----------------
            Total....................................................       116,695           71,037,775          42,228,923
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................     2,079,148           38,967,022          63,364,882
                                                                      --------------   ------------------   -----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        25,205             (131,866)         (3,618,924)
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS....................................     2,228,502           68,242,938          71,736,286
NET ASSETS -- BEGINNING OF PERIOD....................................            --          102,398,557          30,662,271
                                                                      --------------   ------------------   -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................    $2,228,502         $170,641,495        $102,398,557
                                                                      ==============   ==================   =================

                                                                           EQUITY SERIES (CONTINUED):
                                                                      -----------------------------------
                                                                                MERRILL LYNCH
                                                                              BASIC VALUE EQUITY
                                                                      -----------------------------------
                                                                           1999               1998
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................     $   115,561        $    56,464
   Net realized gain (loss) on investments...........................      10,181,670            703,647
   Change in unrealized appreciation
      (depreciation) of investments..................................       (127,488)          1,021,838
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from operations.............      10,169,743          1,781,949
                                                                      ----------------   ----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................      18,954,806         18,099,811
      Transfers from other Funds and
         Guaranteed Interest Account.................................      51,439,310         54,374,032
                                                                      ----------------   ----------------
            Total....................................................      70,394,116         72,473,843
                                                                      ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................       4,950,153          1,998,824
      Transfers to other Funds and
         Guaranteed Interest Account.................................      36,220,977         31,529,622
      Withdrawal and administrative  charges.........................          75,889             37,806
                                                                      ----------------   ----------------
            Total....................................................      41,247,019         33,566,252
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................      29,147,097         38,907,591
                                                                      ----------------   ----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................         (77,654)        (2,107,254)
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS....................................      39,239,186         38,582,286
NET ASSETS -- BEGINNING OF PERIOD....................................      57,472,315         18,890,029
                                                                      ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................     $96,711,501        $57,472,315
                                                                      ================   ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQUITY SERIES (CONTINUED):
                                                               -------------------------------------------------
                                                                                                    EQ/PUTNAM
                                                                                                    INVESTORS
                                                                EQ/PUTNAM GROWTH & INCOME VALUE       GROWTH
                                                               ----------------------------------- -------------
                                                                    1999               1998            1999
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................      $    (56,141)      $   (27,881)     $   (121)
   Net realized gain (loss) on investments...................         8,563,322           241,200         1,812
   Change in unrealized appreciation
      (depreciation) of investments..........................       (11,414,919)        5,418,025         6,665
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from operations.....        (2,907,738)        5,631,344         8,356
                                                               -----------------  ---------------- -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................        15,111,566        21,041,270         4,282
      Transfers from other Funds and
         Guaranteed Interest Account.........................        21,929,146        31,492,288       106,618
                                                               -----------------  ---------------- -------------
            Total............................................        37,040,712        52,533,558       110,900
                                                               -----------------  ---------------- -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         5,975,591         2,208,567            --
      Transfers to other Funds and
         Guaranteed Interest Account.........................        19,982,421         9,702,715            --
      Withdrawal and administrative charges..................            95,368            53,830            --
                                                               -----------------  ---------------- -------------
            Total............................................        26,053,380        11,965,112            --
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................        10,987,332        40,568,446       110,900
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........          (173,782)       (2,075,426)       25,019
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS............................         7,905,812        44,124,364       144,275
NET ASSETS -- BEGINNING OF PERIOD............................        74,988,792        30,864,428            --
                                                               -----------------  ---------------- -------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................      $ 82,894,604       $74,988,792      $144,275
                                                               =================  ================ =============

                                                                    EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                         T. ROWE PRICE
                                                                         EQUITY INCOME
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $    808,550      $    972,619
   Net realized gain (loss) on investments...................         10,372,141         1,957,941
   Change in unrealized appreciation
      (depreciation) of investments..........................         (9,195,970)        4,171,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....          1,984,721         7,102,448
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         22,420,408        34,984,402
      Transfers from other Funds and
         Guaranteed Interest Account.........................         32,033,807        70,500,028
                                                               ------------------ -----------------
            Total............................................         54,454,215       105,484,430
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         10,573,400         4,063,205
      Transfers to other Funds and
         Guaranteed Interest Account.........................         38,746,496        26,010,302
      Withdrawal and administrative charges..................            143,698            88,752
                                                               ------------------ -----------------
            Total............................................         49,463,594        30,162,259
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................          4,990,621        75,322,171
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........           (117,973)       (2,151,022)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................          6,857,369        80,273,597
NET ASSETS -- BEGINNING OF PERIOD............................        139,978,924        59,705,327
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $146,836,293      $139,978,924
                                                               ================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------

                                                                         ALLIANCE GLOBAL
                                                               --------------------------------------
                                                                      1999               1998
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $  (10,195,721)     $   (952,981)
   Net realized gain (loss) on investments...................          152,370,377        59,782,149
   Change in unrealized appreciation
      (depreciation) of investments..........................          128,133,406        60,932,110
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from operations.....          270,308,062       119,761,278
                                                               -------------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................           75,156,941        73,052,084
      Transfers from other Funds and
         Guaranteed Interest Account.........................          328,119,254        97,000,214
                                                               -------------------- -----------------
            Total............................................          403,276,195       170,052,298
                                                               -------------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................           66,837,255        45,379,156
      Transfers to other Funds and
         Guaranteed Interest Account.........................          320,264,708       124,416,716
      Withdrawal and administrative charges..................              875,060         1,061,880
                                                               -------------------- -----------------
            Total............................................          387,977,023       170,857,752
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................           15,299,172          (805,454)
                                                               -------------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........             (355,951)       (7,993,835)
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS............................          285,251,283       110,961,989
NET ASSETS-- BEGINNING OF PERIOD.............................          727,158,446       616,196,457
                                                               -------------------- -----------------
NET ASSETS-- END OF PERIOD (NOTE 1)..........................       $1,012,409,729      $727,158,446
                                                               ==================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                         INTERNATIONAL
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $ (1,860,758)     $    630,063
   Net realized gain (loss) on investments...................         34,071,789        (6,291,778)
   Change in unrealized appreciation
      (depreciation) of investments..........................         18,061,228        17,134,710
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....         50,272,259        11,472,995
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         21,074,414        18,021,919
      Transfers from other Funds and
         Guaranteed Interest Account.........................        648,133,522       252,313,930
                                                               ------------------ -----------------
            Total............................................        669,207,936       270,335,849
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         11,095,235         9,618,434
      Transfers to other Funds and
         Guaranteed Interest Account.........................        667,775,669       259,822,531
      Withdrawal and administrative charges..................            186,358           226,908
                                                               ------------------ -----------------
            Total............................................        679,057,262       269,667,873
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................         (9,849,326)          667,976
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........            115,663        (1,963,601)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................         40,538,596        10,177,370
NET ASSETS -- BEGINNING OF PERIOD............................        130,215,029       120,037,659
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $170,753,625      $130,215,029
                                                               ================== =================

------------------------
See Notes to Financial Statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                         --------------------------------------------------------
                                                                              CAPITAL
                                                                              GUARDIAN                  MORGAN STANLEY
                                                                         INTERNATIONAL (A)         EMERGING MARKETS EQUITY
                                                                         --------------------  ----------------------------------
                                                                                1999                1999              1998
                                                                         --------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................          $     (75)          $   (408,713)     $   (77,914)
   Net realized gain (loss) on investments...........................                  5             19,968,622       (4,762,302)
   Change in unrealized appreciation
      (depreciation) of investments..................................              7,708              7,484,816           34,335
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from operations.............              7,638             27,044,725       (4,805,881)
                                                                             ------------      ----------------- ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                246              7,422,677        4,268,805
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................             51,521            256,457,729       58,497,186
                                                                             ------------      ----------------- ----------------
            Total....................................................             51,767            263,880,406       62,765,991
                                                                             ------------      ----------------- ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                 --              2,295,400          371,931
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................                 --            230,400,637       55,007,653
      Withdrawal and administrative charges..........................                 --                 25,133           12,342
                                                                             ------------      ----------------- ----------------
            Total....................................................                 --            232,721,170       55,391,926
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             51,767             31,159,236        7,374,065
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             25,010             (3,346,947)          74,039
                                                                             ------------      ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS....................................             84,415             54,857,014        2,642,223
NET ASSETS -- BEGINNING OF PERIOD....................................                 --             16,084,234       13,442,011
                                                                             ------------      ----------------- ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................           $ 84,415           $ 70,941,248      $16,084,234
                                                                             ============      ================= ================

                                                                             EQUITY SERIES (CONTINUED):
                                                                         ------------------------------------------------------
                                                                            EQ/PUTNAM
                                                                          INTERNATIONAL               T. ROWE PRICE
                                                                             EQUITY                INTERNATIONAL STOCK
                                                                         ----------------   -----------------------------------
                                                                              1999                1999              1998
                                                                         ----------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  2,484           $   (732,988)    $    (89,213)
   Net realized gain (loss) on investments...........................            8,208             15,564,826       (2,186,910)
   Change in unrealized appreciation
      (depreciation) of investments..................................           14,312             10,967,057        8,173,937
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from operations.............           25,004             25,798,895        5,897,814
                                                                           ------------     ------------------ ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           21,152             15,381,272       17,268,615
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          175,825            109,128,680       79,807,973
                                                                           ------------     ------------------ ----------------
            Total....................................................          196,977            124,509,952       97,076,588
                                                                           ------------     ------------------ ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --              5,855,141        2,262,558
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................               --            105,733,445       64,643,746
      Withdrawal and administrative charges..........................               --                 94,699           65,025
                                                                           ------------     ------------------ ----------------
            Total....................................................               --            111,683,285       66,971,329
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          196,977             12,826,667       30,105,259
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................           25,033                (21,952)      (6,011,889)
                                                                           ------------     ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS....................................          247,014             38,603,610       29,991,184
NET ASSETS -- BEGINNING OF PERIOD....................................               --             73,881,887       43,890,703
                                                                           ------------     ------------------ ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $247,014           $112,485,497      $73,881,887
                                                                           ============     ================== ================

                                                                                EQUITY SERIES (CONTINUED):
                                                                         -----------------------------------------

                                                                                        ALLIANCE
                                                                                    AGGRESSIVE STOCK
                                                                         -----------------------------------------
                                                                                1999                 1998
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  (27,366,731)      $  (25,699,164)
   Net realized gain (loss) on investments...........................            119,929,575          229,821,681
   Change in unrealized appreciation
      (depreciation) of investments..................................            376,094,230         (233,439,908)
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from operations.............            468,657,074          (29,317,391)
                                                                         --------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            211,928,010          292,963,500
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................            690,307,548          837,060,745
                                                                         --------------------  -------------------
            Total....................................................            902,235,558        1,130,024,245
                                                                         --------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................            293,091,030          246,890,973
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          1,138,246,663        1,105,075,546
      Withdrawal and administrative charges..........................              4,048,698            5,526,894
                                                                         --------------------  -------------------
            Total....................................................          1,435,386,391        1,357,493,413
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (533,150,833)        (227,469,168)
                                                                         --------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             (1,296,959)         (23,708,725)
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS....................................            (65,790,718)        (280,495,284)
NET ASSETS -- BEGINNING OF PERIOD....................................          3,169,168,896        3,449,664,180
                                                                         --------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $3,103,378,178       $3,169,168,896
                                                                         ====================  ===================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------------------------
                                                                          ALLIANCE                      EQ/             LAZARD
                                                                      SMALL CAP GROWTH             EVERGREEN (A)      SMALL CAP
                                                             ------------------------------------ ------------------ -------------
                                                                   1999              1998               1999            1999
                                                             ------------------ ----------------- ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................       $ (1,657,966)    $  (1,425,679)      $    1,510       $     32
   Net realized gain (loss) on investments.................         20,167,565       (18,408,722)          21,001            (21)
   Change in unrealized appreciation
      (depreciation) of investments........................         14,165,644        12,576,541           16,534            466
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from operations...         32,675,243        (7,257,860)          39,045            477
                                                             ------------------ -----------------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................         19,245,738        43,309,112          159,057            650
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        356,043,363       363,094,583          852,104         24,205
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        375,289,101       406,403,695        1,011,161         24,855
                                                             ------------------ -----------------   --------------   ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................          8,512,986         3,905,019            8,783             --
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        381,010,271       319,261,827          464,579         10,014
      Withdrawal and administrative charges................            181,537           112,019                2             --
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        389,704,794       323,278,865          473,364         10,014
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................        (14,415,693)       83,124,830          537,797         14,841
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........            400,260        (2,107,093)          24,886             12
                                                             ------------------ -----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS..........................         18,659,810        73,759,877          601,728         15,330
NET ASSETS -- BEGINNING OF PERIOD........ .................        139,317,130        65,557,253               --             --
                                                             ------------------ -----------------   --------------   ------------
NET ASSETS -- END OF PERIOD (NOTE 1)...... ................       $157,976,940      $139,317,130       $  601,728       $ 15,330
                                                             ================== =================   ==============   ============

                                                                               EQUITY SERIES (CONCLUDED):
                                                             -----------------------------------------------------------------------
                                                                     MFS EMERGING                         WARBURG PINCUS
                                                                   GROWTH COMPANIES                     SMALL COMPANY VALUE
                                                             -------------------------------  -----------------------------------
                                                                   1999            1998               1999              1998
                                                             --------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $ (4,720,964)   $ (1,122,240)       $  (910,684)     $   (628,813)
   Net realized gain (loss) on investments.................     73,697,445      (4,911,369)        (7,130,907)       (3,319,964)
   Change in unrealized appreciation
      (depreciation) of investments........................    189,033,575      35,293,322          7,537,570        (7,312,118)
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from operations...    258,010,056      29,259,713           (504,021)      (11,260,895)
                                                             -------------- ---------------  ----------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................     99,850,182      45,965,336         10,670,794        25,746,572
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    412,004,872     245,232,174         18,055,879        45,701,935
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    511,855,054     291,197,510         28,726,673        71,448,507
                                                             -------------- ---------------  ----------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................     24,089,810       3,422,691          4,921,343         3,085,017
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    216,250,323     170,609,391         36,061,195        34,873,684
      Withdrawal and administrative charges................        387,668          94,296            117,502           105,234
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    240,727,801     174,126,378         41,100,040        38,063,935
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................    271,127,253     117,071,132        (12,373,367)       33,384,572
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........       (163,969)     (3,838,123)           (65,352)         (974,114)
                                                             -------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS..........................    528,973,340     142,492,722        (12,942,740)       21,149,563
NET ASSETS -- BEGINNING OF PERIOD..........................    177,252,578      34,759,856         90,331,538        69,181,975
                                                             -------------- ---------------  ----------------- -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).......................   $706,225,918    $177,252,578        $77,388,798      $ 90,331,538
                                                             ============== ===============  ================= =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          ASSET ALLOCATION OPTIONS:
                                                               -----------------------------------------
                                                                              ALLIANCE
                                                                              BALANCED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $   20,181,951       $   17,242,619
   Net realized gain (loss) on investments..................           147,624,569          133,532,418
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,004,307           42,665,225
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from operations....           206,810,827          193,440,262
                                                                -------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            80,322,283           76,987,846
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           117,629,758          168,586,346
                                                                -------------------  -------------------
            Total...........................................           197,952,041          245,574,192
                                                                -------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................           131,721,182          107,639,830
      Transfers from other variable investment
         options and Guaranteed Interest Account............           146,487,798          202,971,507
      Withdrawal and administrative charges.................             1,231,936            1,699,980
                                                                -------------------  -------------------
            Total...........................................           279,440,916          312,311,317
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           (81,488,875)         (66,737,125)
                                                                -------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (358,009)         (11,812,039)
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS...........................           124,963,943          114,891,098
NET ASSETS -- BEGINNING OF PERIOD...........................         1,322,921,820        1,208,030,722
                                                                -------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,447,885,763       $1,322,921,820
                                                                ===================  ===================

                                                                     ASSET ALLOCATION OPTIONS:
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                     CONSERVATIVE INVESTORS
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,948,749      $  2,806,823
   Net realized gain (loss) on investments..................           7,523,816         7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................             689,307         2,040,567
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations....          11,161,872        12,540,982
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................          19,554,473        19,140,568
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............          18,725,190        16,914,697
                                                               ------------------ -----------------
            Total...........................................          38,279,663        36,055,265
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................          12,359,171         8,188,450
      Transfers from other variable investment
         options and Guaranteed Interest Account............          14,458,723        12,810,163
      Withdrawal and administrative charges.................             126,838           167,275
                                                               ------------------ -----------------
            Total...........................................          26,944,732        21,165,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          11,334,931        14,889,377
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........             (56,486)       (1,763,255)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS...........................          22,440,317        25,667,104
NET ASSETS -- BEGINNING OF PERIOD...........................         120,068,702        94,401,598
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $142,509,019      $120,068,702
                                                               ================== =================

                                                                      ASSET ALLOCATION OPTIONS:
                                                               ---------------------------------------
                                                                             ALLIANCE
                                                                         GROWTH INVESTORS
                                                               ---------------------------------------
                                                                      1999                1998
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $    2,886,055       $  5,499,380
   Net realized gain (loss) on investments..................           107,166,086         75,887,319
   Change in unrealized appreciation
      (depreciation) of investments.........................           106,086,756         40,944,576
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from operations....           216,138,897        122,331,275
                                                               --------------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            96,197,073         90,895,614
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           116,747,082         81,033,459
                                                               --------------------  -----------------
            Total...........................................           212,944,155        171,929,073
                                                               --------------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................            72,680,626         50,079,041
      Transfers from other variable investment
         options and Guaranteed Interest Account............            96,645,261         81,495,051
      Withdrawal and administrative charges.................             1,067,645          1,338,300
                                                               --------------------  -----------------
            Total...........................................           170,393,532        132,912,392
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            42,550,623         39,016,681
                                                               --------------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (781,556)        (8,570,191)
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS...........................           257,907,964        152,777,765
NET ASSETS -- BEGINNING OF PERIOD...........................           842,905,292        690,127,527
                                                               --------------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,100,813,256       $842,905,292
                                                               ====================  =================

------------------------
See Notes to Financial Statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                   -------------------------------------------------------
                                                                     EQ/EVERGREEN             MERRILL LYNCH WORLD
                                                                    FOUNDATION (A)                 STRATEGY
                                                                   ------------------  -----------------------------------
                                                                         1999               1999               1998
                                                                   ------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................        $    914          $   (34,878)       $   (11,329)
   Net realized gain (loss) on investments.......................              63            1,544,420           (103,174)
   Change in unrealized appreciation
      (depreciation) of investments..............................           4,261              669,904            648,068
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from operations.........           5,238            2,179,446            533,565
                                                                      ------------     ----------------   ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................          14,367            1,755,419          1,929,793
      Transfers from other variable investment
         options and Guaranteed Interest Account.................         122,112           17,812,153          7,365,231
                                                                      ------------     ----------------   ----------------
            Total................................................         136,479           19,567,572          9,295,024
                                                                      ------------     ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................           1,952              615,160            340,072
      Transfers to other Funds and
         Guaranteed Interest Account.............................          11,137           18,171,482          5,454,326
      Withdrawal and administrative charges......................               1               12,610             10,176
                                                                      ------------     ----------------   ----------------
            Total................................................          13,090           18,799,252          5,804,574
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................         123,389              768,320          3,490,450
                                                                      ------------     ----------------   ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          25,027               (7,305)        (1,551,800)
                                                                      ------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS................................         153,654            2,940,461          2,472,215
NET ASSETS -- BEGINNING OF PERIOD................................              --           11,042,248          8,570,033
                                                                      ------------     ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................        $153,654          $13,982,709        $11,042,248
                                                                      ============     ================   ================

                                                                  ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                 ---------------------------------------
                                                                              EQ/PUTNAM
                                                                               BALANCED
                                                                   ----------------------------------
                                                                        1999              1998
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................      $   600,374       $   346,828
   Net realized gain (loss) on investments.......................        2,530,297           702,128
   Change in unrealized appreciation
      (depreciation) of investments..............................       (3,992,030)        1,408,394
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from operations.........         (861,359)        2,457,350
                                                                   ----------------  ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................        8,724,210        10,044,027
      Transfers from other variable investment
         options and Guaranteed Interest Account.................       13,434,909        24,576,797
                                                                   ----------------  ----------------
            Total................................................       22,159,119        34,620,824
                                                                   ----------------  ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................        2,214,146           975,331
      Transfers to other Funds and
         Guaranteed Interest Account.............................        9,911,791        13,658,260
      Withdrawal and administrative charges......................           33,963            20,744
                                                                   ----------------  ----------------
            Total................................................       12,159,900        14,654,335
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................        9,999,219        19,966,489
                                                                   ----------------  ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          (80,011)       (3,502,422)
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS................................        9,057,849        18,921,417
NET ASSETS -- BEGINNING OF PERIOD................................       34,787,837        15,866,420
                                                                   ----------------  ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................      $43,845,686       $34,787,837
                                                                   ================  ================

------------------------
(a) Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution, Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of 35 variable investment options:

   FIXED INCOME OPTIONS:
       Domestic Fixed Income
           o  Alliance Intermediate Government Securities
           o  Alliance Money Market
           o  Alliance Quality Bond
       Aggressive Fixed Income
           o  Alliance High Yield

   EQUITY OPTIONS:
       Domestic Equity
           o  Alliance Common Stock
           o  Alliance Equity Index
           o  Alliance Growth & Income
           o  EQ/Alliance Premier Growth
           o  Calvert Socially Responsible
           o  Capital Guardian Research
           o  Capital Guardian U.S. Equity
           o  MFS Growth with Income
           o  MFS Research
           o  Merrill Lynch Basic Value Equity
           o  EQ/Putnam Growth & Income Value
           o  EQ/Putnam Investors Growth
           o  T. Rowe Price Equity Income
       International Equity
           o  Alliance Global
           o  Alliance International
           o  Capital Guardian International
           o  Morgan Stanley Emerging Markets Equity
           o  EQ/Putnam International Equity
           o  T. Rowe Price International Stock
       Aggressive Equity
           o  Alliance Aggressive Stock
           o  Alliance Small Cap Growth
           o  EQ/Evergreen
           o  Lazard Small Cap
           o  MFS Emerging Growth Companies
           o  Warburg Pincus Small Company Value

   ASSET ALLOCATION OPTIONS:
           o  Alliance Balanced
           o  Alliance Conservative Investors
           o  Alliance Growth Investors
           o  EQ/Evergreen Foundation
           o  Merrill Lynch World Strategy
           o  EQ/Putnam Balanced


                                   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to/from the General Account and is predominately related to policy-related transactions, premiums, surrenders and death benefits.

2. Significant Accounting Policies
   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

                                   FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                          DEATH         MORTALITY      OTHER         EXPENSE       FINANCIAL
                                         BENEFITS         RISKS       EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST/
      MOMENTUM CONTRACTS
    Alliance Money Market Fund,
    Alliance Balanced Fund
    Alliance Common Stock Fund             0.05%         0.30%         0.60%          0.30%         0.24%           1.49%
    All Other Funds                        0.05%         0.30%         0.60%          0.15%         0.24%           1.34%

    MOMENTUM PLUS CONTRACTS -- ALL
      FUNDS                                 --           0.50%         0.25%          0.60%          --             1.35%

    OLD CONTRACTS
    Common Stock and Money Market
      Funds                                0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUIPLAN CONTRACTS
    Common Stock and
      Intermediate Government
      Securities Funds                     0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUI-VEST SERIES 300 & SERIES
      400 CONTRACTS
    Alliance Money Market Fund
    Alliance Common Stock Fund
    Alliance Aggressive Stock Fund
    Alliance Balanced Fund                  --           0.60%         0.25%          0.50%          --             1.35%
    All Other Funds                         --           0.60%         0.24%*         0.50%          --             1.34%

    EQUI-VEST SERIES 500 CONTRACTS
    All Funds                               --           0.70%         0.25%          0.50%          --             1.45%

    EQUI-VEST SERIES 600 CONTRACTS
    All Funds                               --           0.45%         0.25%          0.50%          --             1.20%


                                                     MORTALITY AND
                                          DEATH         EXPENSE        OTHER         EXPENSE       FINANCIAL
                                         BENEFITS        RISKS        EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST EXPRESS SERIES 700
      CONTRACTS
    All Funds                               --           0.70%          0.25%           --             --           0.95%

    EQUI-VEST SERIES 800 CONTRACTS
    All Funds                               --           0.95%          0.25%           --             --           1.20%

    --------------
    * During 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

   Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance

                                        FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges (Continued)

   Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

   Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4. Contributions, Payments, Transfers and Charges

   Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

   Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

   Accumulation units issued and redeemed during the periods indicated were:

   (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options:

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,460                  5,893
                 Momentum Plus Contracts 135 BP....................       22,427                 50,402
                 Momentum Plus Contracts 100 BP....................            1                  1,592
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      185,382                216,535
                 EQUI-VEST Contracts Series 500 145 BP.............          199                     78
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,400                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,025                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,848                     --

Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,715                  4,863
                 Momentum Plus Contracts 135 BP....................       35,566                 51,462
                 Momentum Plus Contracts 100 BP....................        3,569                    471
                 EQUIPLAN Contracts................................        1,406                  4,747
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      139,676                103,688
                 EQUI-VEST Contracts Series 500 145 BP.............           19                     45
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          195                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           68                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                 ---------------           ------------
Fixed Income Options (Continued):

ALLIANCE MONEY MARKET
---------------------
Issued     --    EQUI-VEST Contracts...............................    1,601,533              1,229,299
                 Momentum Contracts................................      674,927                386,247
                 Momentum Plus Contracts 135 BP....................      522,422                503,516
                 Momentum Plus Contracts 100 BP....................        1,165                  7,375
                 Old Contracts.....................................           --                     42
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      733,606                458,194
                 EQUI-VEST Contracts Series 500 145 BP.............        1,201                    547
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       25,829                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,849                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       46,749                     --

Redeemed   --    EQUI-VEST Contracts...............................    1,345,411                941,797
                 Momentum Contracts................................      573,316                326,686
                 Momentum Plus Contracts 135 BP....................      513,142                506,664
                 Momentum Plus Contracts 100 BP....................        9,352                 10,102
                 Old Contracts.....................................          914                  2,025
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      635,870                341,437
                 EQUI-VEST Contracts Series 500 145 BP.............        1,351                    156
                 EQUI-VEST Contracts Series 600 & 800 120 BP ......        9,279                     --
                 EQUI-VEST Contracts Series 600 90 BP .............        3,358                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,903                     --

ALLIANCE QUALITY BOND
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,021                 10,469
                 Momentum Plus Contracts 135 BP....................       27,397                 36,968
                 Momentum Plus Contracts 100 BP....................           10                    444
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      287,495                483,053
                 EQUI-VEST Contracts Series 500 145 BP.............          216                    146
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,070                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,206                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,167                     --

                                                  FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options (Concluded):

ALLIANCE QUALITY BOND
(CONCLUDED)
----------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,707                  5,361
                 Momentum Plus Contracts 135 BP....................       33,070                 27,523
                 Momentum Plus Contracts 100 BP....................        1,353                    182
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      222,493                209,302
                 EQUI-VEST Contracts Series 500 145 BP.............           96                     19
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          402                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,586                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           16                     --


ALLIANCE HIGH
YIELD
----------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,411                 19,540
                 Momentum Plus Contracts 135 BP....................       39,641                 45,063
                 Momentum Plus Contracts 100 BP....................           11                  1,531
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      324,376                976,709
                 EQUI-VEST Contracts Series 500 145 BP.............          637                    387
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        5,169                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       16,437                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,618                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,640                 11,692
                 Momentum Plus Contracts 135 BP....................       57,901                 55,069
                 Momentum Plus Contracts 100 BP....................        5,171                  1,524
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      490,350                643,692
                 EQUI-VEST Contracts Series 500 145 BP.............          103                      8
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          228                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       11,758                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

                                             FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options:

ALLIANCE COMMON STOCK
---------------------
Issued     --    EQUI-VEST Contracts...............................    3,241,060              4,199,955
                 Momentum Contracts................................      175,408                171,967
                 Momentum Plus Contracts 135 BP....................      428,759                479,798
                 Momentum Plus Contracts 100 BP....................        2,010                 10,617
                 Momentum Plus Contracts 90 BP.....................           --                  2,467
                 Old Contracts.....................................           --                     19
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,214,776              2,035,253
                 EQUI-VEST Contracts Series 500 145 BP.............       15,117                  4,784
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      106,914                      2
                 EQUI-VEST Contracts Series 600 90 BP..............      289,677                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       25,534                     --


Redeemed   --    EQUI-VEST Contracts...............................    3,767,190              4,354,955
                 Momentum Contracts................................      213,824                169,605
                 Momentum Plus Contracts 135 BP....................      529,883                539,175
                 Momentum Plus Contracts 100 BP....................       25,998                  8,027
                 Momentum Plus Contracts 90 BP.....................           --                    686
                 Old Contracts.....................................       32,470                 42,795
                 EQUIPLAN Contracts................................        4,522                 14,746
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,520,593                992,260
                 EQUI-VEST Contracts Series 500 145 BP.............          817                     56
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,500                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       56,355                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          119                     --


ALLIANCE EQUITY INDEX
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       92,446                 79,518
                 Momentum Plus Contracts 135 BP....................      195,122                205,393
                 Momentum Plus Contracts 100 BP....................          871                  6,938
                 Momentum Plus Contracts 90 BP.....................          929                  1,097
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,313,145              3,094,562
                 EQUI-VEST Contracts Series 500 145 BP.............        7,433                  2,295
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       51,909                      3
                 EQUI-VEST Contracts Series 600 90 BP..............       68,076                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,913                     --

                                             FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE EQUITY INDEX (CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       55,383                 37,943
                 Momentum Plus Contracts 135 BP....................      173,898                153,058
                 Momentum Plus Contracts 100 BP....................        6,729                  1,574
                 Momentum Plus Contracts 90 BP.....................          550                    193
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,539,543              1,974,951
                 EQUI-VEST Contracts Series 500 145 BP.............        1,019                     44
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,563                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,055                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          611                     --


ALLIANCE GROWTH & INCOME
------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       46,367                 52,613
                 Momentum Plus Contracts 135 BP....................      102,674                113,506
                 Momentum Plus Contracts 100 BP....................          554                  4,425
                 Momentum Plus Contracts 90 BP.....................          505                    642
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,202,829              1,224,228
                 EQUI-VEST Contracts Series 500 145 BP.............        2,959                  1,401
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       38,707                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,419                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       14,261                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       33,820                 25,771
                 Momentum Plus Contracts 135 BP....................       94,715                 87,335
                 Momentum Plus Contracts 100 BP....................        3,298                  1,838
                 Momentum Plus Contracts 90 BP.....................           90                     38
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      582,912                548,572
                 EQUI-VEST Contracts Series 500 145 BP.............           87                      9
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,281                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,097                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           29                     --


                                             FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       13,459                     --
                 Momentum Plus Contracts 135 BP....................        6,290                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................          209                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,015,911                     --
                 EQUI-VEST Contracts Series 500 145 BP.............          470                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       36,664                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,366                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       20,919                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          220                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      128,767                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          186                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            3                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           73                     --


CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,718                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          237                     --



                                             FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          716                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --


CAPITAL GUARDIAN RESEARCH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          150                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       10,886                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            3                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          847                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            7                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           98                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        3,291                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           57                     --
                 Momentum Plus Contracts 135 BP....................           39                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       14,409                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          581                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          317                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,552                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS GROWTH WITH INCOME
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           91                     --
                 Momentum Plus Contracts 135 BP....................           79                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       18,783                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           16                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,469                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          833                     --


                                             FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS GROWTH WITH INCOME (CONCLUDED)
-------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,183                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           10                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS RESEARCH
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,188                  4,266
                 Momentum Plus Contracts 135 BP....................       31,459                  3,956
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      706,130                811,244
                 EQUI-VEST Contracts Series 500 145 BP.............        1,831                    897
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,127                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        6,138                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,879                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,230                    455
                 Momentum Plus Contracts 135 BP....................        8,253                  1,331
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      466,481                327,759
                 EQUI-VEST Contracts Series 500 145 BP.............          179                     11
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           18                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,310                  3,082
                 Momentum Plus Contracts 135 BP....................       20,448                  2,932
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      450,684                563,336
                 EQUI-VEST Contracts Series 500 145 BP.............          733                    352
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        7,429                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,506                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,965                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,499                     --
                 Momentum Plus Contracts 135 BP....................        7,742                    991
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      277,983                263,606
                 EQUI-VEST Contracts Series 500 145 BP.............           34                     10
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            5                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,038                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        2,743                    523
                 Momentum Plus Contracts 135 BP....................       12,758                  2,572
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      261,643                431,414
                 EQUI-VEST Contracts Series 500 145 BP.............          840                    407
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,176                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,166                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          199                     --


                                             FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                                --------------------------------------
                                                                     1999                    1998
                                                                ---------------           ------------
Equity Options (Continued

EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................        817                     --
                 Momentum Plus Contracts 135 BP....................      3,123                    328
                 Momentum Plus Contracts 100 BP....................         --                    507
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    195,000                 99,601
                 EQUI-VEST Contracts Series 500 145 BP.............         44                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        302                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......         --                     --


EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued     --    Momentum Contracts................................        694                     --
                 Momentum Plus Contracts 135 BP....................        278                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --

Redeemed   --    Momentum Contracts................................         --                     --
                 Momentum Plus Contracts 135 BP....................         --                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --


T. ROWE PRICE EQUITY INCOME
---------------------------
Issued     --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................      4,967                  1,360
                 Momentum Plus Contracts 135 BP....................     24,254                  3,355
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    367,590                838,991
                 EQUI-VEST Contracts Series 500 145 BP.............        437                    418
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      3,199                      1
                 EQUI-VEST Contracts Series 600 90 BP..............      5,796                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      2,378                     --


                                             FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE EQUITY INCOME
(CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,395                    214
                 Momentum Plus Contracts 135 BP....................        3,459                    628
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      365,900                244,081
                 EQUI-VEST Contracts Series 500 145 BP.............          132                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            3                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,459                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GLOBAL
---------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       45,099                 49,409
                 Momentum Plus Contracts 135 BP....................      107,747                127,169
                 Momentum Plus Contracts 100 BP....................          538                  2,960
                 Momentum Plus Contracts 90 BP.....................          931                  1,062
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,794,736                885,709
                 EQUI-VEST Contracts Series 500 145 BP.............        1,278                    509
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       22,689                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       13,741                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        8,650                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,663                 40,074
                 Momentum Plus Contracts 135 BP....................      162,580                182,741
                 Momentum Plus Contracts 100 BP....................        8,551                  3,546
                 Momentum Plus Contracts 90 BP.....................          386                    266
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,680,726                859,826
                 EQUI-VEST Contracts Series 500 145 BP.............           54                     12
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,601                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,106                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           12                     --

                                             FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                       1999                    1998
                                                                   --------------           ------------
Equity Options (Continued):

ALLIANCE INTERNATIONAL
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,570                 19,308
                 Momentum Plus Contracts 135 BP....................       54,980                 45,097
                 Momentum Plus Contracts 100 BP....................          975                  1,430
                 Momentum Plus Contracts 90 BP.....................          142                    368
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,204,881              2,265,890
                 EQUI-VEST Contracts Series 500 145 BP.............       15,482                    149
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,825                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,992                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,130                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,441                 14,348
                 Momentum Plus Contracts 135 BP....................       57,727                 43,776
                 Momentum Plus Contracts 100 BP....................        1,736                    860
                 Momentum Plus Contracts 90 BP.....................          100                    162
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,249,623              2,262,822
                 EQUI-VEST Contracts Series 500 145 BP.............       14,287                      4
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,629                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          531                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            9                     --


CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued     --    Momentum Contracts................................          376                     --
                 Momentum Plus Contracts 135 BP....................           83                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,625                    453
                 Momentum Plus Contracts 135 BP....................       14,449                  1,191
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,333,785                971,105
                 EQUI-VEST Contracts Series 500 145 BP.............          425                     86
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,913                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,811                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,157                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          604                     --
                 Momentum Plus Contracts 135 BP....................        4,339                     84
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,960,612                863,432
                 EQUI-VEST Contracts Series 500 145 BP.............           16                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,643                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           14                     --


EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued     --    Momentum Contracts................................        1,130                     --
                 Momentum Plus Contracts 135 BP....................          483                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,624                  1,408
                 Momentum Plus Contracts 135 BP....................       17,131                  3,038
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,050,427                922,463
                 EQUI-VEST Contracts Series 500 145 BP.............          617                    245
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,760                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,676                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,343                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          325                    904
                 Momentum Plus Contracts 135 BP....................        6,200                    401
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      956,309                640,201
                 EQUI-VEST Contracts Series 500 145 BP.............           40                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          389                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          482                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE AGGRESSIVE STOCK
-------------------------
Issued     --    EQUI-VEST Contracts...............................    5,109,687              7,874,975
                 Momentum Contracts................................      523,133                567,249
                 Momentum Plus Contracts 135 BP....................      362,271                444,735
                 Momentum Plus Contracts 100 BP....................        1,715                 10,329
                 Momentum Plus Contracts 90 BP.....................        1,991                  2,726
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,918,066              2,038,278
                 EQUI-VEST Contracts Series 500 145 BP.............        2,505                  1,374
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       18,617                     --
                 EQUI-VEST Contracts Series 600 90 BP..............      160,347                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,453                     --

                                             FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE AGGRESSIVE STOCK (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................    9,797,641             10,271,285
                 Momentum Contracts................................      717,280                604,014
                 Momentum Plus Contracts 135 BP....................      445,695                567,458
                 Momentum Plus Contracts 100 BP....................       29,491                  8,422
                 Momentum Plus Contracts 90 BP.....................        1,900                  1,959
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,280,156              1,922,386
                 EQUI-VEST Contracts Series 500 145 BP.............          234                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,366                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       33,563                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            5                     --


ALLIANCE SMALL CAP GROWTH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       23,724                 28,706
                 Momentum Plus Contracts 135 BP....................       40,570                 47,698
                 Momentum Plus Contracts 100 BP....................           --                    305
                 Momentum Plus Contracts 90 BP.....................          213                    977
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,124,353              3,265,688
                 EQUI-VEST Contracts Series 500 145 BP.............          852                    603
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,404                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        7,141                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          860                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,106                  7,539
                 Momentum Plus Contracts 135 BP....................       48,214                 14,989
                 Momentum Plus Contracts 100 BP....................          305                     --
                 Momentum Plus Contracts 90 BP.....................          754                    119
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,248,788              2,652,769
                 EQUI-VEST Contracts Series 500 145 BP.............          117                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,112                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,118                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/EVERGREEN
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           75                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        9,562                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            9                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          323                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           47                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,605                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


LAZARD SMALL CAP
----------------
Issued     --    Momentum Contracts................................          157                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       32,563                  5,123
                 Momentum Plus Contracts 135 BP....................      110,549                  8,576
                 Momentum Plus Contracts 100 BP....................          500                     --
                 Momentum Plus Contracts 90 BP.....................           42                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,613,449              2,078,356
                 EQUI-VEST Contracts Series 500 145 BP.............        4,485                  1,523
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       37,353                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       10,711                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       17,428                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        4,699                     --
                 Momentum Plus Contracts 135 BP....................       31,376                  1,491
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,275,713              1,244,873
                 EQUI-VEST Contracts Series 500 145 BP.............          250                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,632                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,557                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           83                     --


WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,593                    423
                 Momentum Plus Contracts 135 BP....................        9,711                  2,025
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      272,603                612,043
                 EQUI-VEST Contracts Series 500 145 BP.............        3,134                    327
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,214                      2
                 EQUI-VEST Contracts Series 600 90 BP..............        3,096                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          786                     --


                                             FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

WARBURG PINCUS SMALL COMPANY VALUE
(CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,274                     61
                 Momentum Plus Contracts 135 BP....................        4,973                    482
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      410,399                329,886
                 EQUI-VEST Contracts Series 500 145 BP.............        2,746                      7
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          552                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

Asset Allocation Options:

ALLIANCE BALANCED
-----------------
Issued     --    EQUI-VEST Contracts...............................    2,547,481              4,212,025
                 Momentum Contracts................................      198,159                226,716
                 Momentum Plus Contracts 135 BP....................      130,000                155,854
                 Momentum Plus Contracts 100 BP....................          368                  4,058
                 Momentum Plus Contracts 90 BP.....................          516                    487
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      279,069                357,343
                 EQUI-VEST Contracts Series 500 145 BP.............        1,251                    493
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       12,102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       73,664                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      367,590                     --


Redeemed   --    EQUI-VEST Contracts...............................    4,474,460              5,887,319
                 Momentum Contracts................................      318,908                292,550
                 Momentum Plus Contracts 135 BP....................      183,195                220,244
                 Momentum Plus Contracts 100 BP....................        9,827                  3,530
                 Momentum Plus Contracts 90 BP.....................          203                     61
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      334,035                260,878
                 EQUI-VEST Contracts Series 500 145 BP.............           39                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          861                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        8,971                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      365,900                     --


                                             FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,739                  8,324
                 Momentum Plus Contracts 135 BP....................       34,499                 40,973
                 Momentum Plus Contracts 100 BP....................            2                  1,546
                 Momentum Plus Contracts 90 BP.....................          495                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      204,288                213,369
                 EQUI-VEST Contracts Series 500 145 BP.............          213                     49
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,018                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,346                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,600                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        9,150                  7,000
                 Momentum Plus Contracts 135 BP....................       55,731                 45,023
                 Momentum Plus Contracts 100 BP....................        4,165                  2,688
                 Momentum Plus Contracts 90 BP.....................           57                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      113,217                105,278
                 EQUI-VEST Contracts Series 500 145 BP.............           22                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          354                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           30                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GROWTH INVESTORS
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,846                 50,095
                 Momentum Plus Contracts 135 BP....................      121,207                148,895
                 Momentum Plus Contracts 100 BP....................          547                  4,888
                 Momentum Plus Contracts 90 BP.....................           --                    685
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      939,080                882,636
                 EQUI-VEST Contracts Series 500 145 BP.............        1,515                    744
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       21,845                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       20,404                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,542                     --



                                             FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE GROWTH INVESTORS (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       38,372                 38,654
                 Momentum Plus Contracts 135 BP....................      203,142                192,540
                 Momentum Plus Contracts 100 BP....................        9,726                  3,629
                 Momentum Plus Contracts 90 BP.....................           --                    118
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      670,587                624,987
                 EQUI-VEST Contracts Series 500 145 BP.............           76                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          739                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,481                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/EVERGREEN FOUNDATION
-----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,169                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           19                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          123                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           44                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          132                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

MERRILL LYNCH WORLD STRATEGY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          678                    112
                 Momentum Plus Contracts 135 BP....................        1,440                    841
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      164,781                 85,123
                 EQUI-VEST Contracts Series 500 145 BP.............           88                     25
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,119                      1
                 EQUI-VEST Contracts Series 600 90 BP..............          760                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          139                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           22                     --
                 Momentum Plus Contracts 135 BP....................          479                     50
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      160,869                 53,481
                 EQUI-VEST Contracts Series 500 145 BP.............            5                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           50                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          186                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


EQ/PUTNAM BALANCED
------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,642                    442
                 Momentum Plus Contracts 135 BP....................        6,446                  1,376
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      163,155                290,577
                 EQUI-VEST Contracts Series 500 145 BP.............          577                    174
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,991                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          556                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          431                     --



                                             FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Concluded):

EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          294                     --
                 Momentum Plus Contracts 135 BP....................        2,375                    116
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       93,687                124,887
                 EQUI-VEST Contracts Series 500 145 BP.............           52                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            8                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --




                                             FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets

   Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

   Listed below are components of net assets:

                                                   FIXED INCOME OPTIONS:                                    EQUITY OPTIONS:
                                    ----------------------------------------------------------   --------------------------------
                                      ALLIANCE
                                    INTERMEDIATE     ALLIANCE       ALLIANCE
                                     GOVERNMENT       MONEY         QUALITY     ALLIANCE HIGH      ALLIANCE       ALLIANCE EQUITY
                                    SECURITIES        MARKET          BOND          YIELD        COMMON STOCK         INDEX
                                    -----------     -----------   -----------   --------------   -------------    ---------------

Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period.............           --    $ 47,953,060            --               --   $6,677,613,399                --
Net assets attributable tO
  Old Contracts in
  accumulation period.............           --       4,463,407            --               --      117,229,051                --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period.............  $ 2,526,522              --            --               --       36,079,474                --
Net assets attributable to
  Momentum Contracts in
  accumulation period.............    1,762,846      14,829,201   $ 1,938,838     $  4,926,158       220,37,339    $   55,499,299
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period...    7,544,984       41,392,37     5,459,517       12,498,444      336,638,928        97,974,197
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period...          199         226,465         9,645           35,037        4,057,407         1,248,749
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period....           --              --            --               --        1,852,620         1,040,742
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period.............   44,992,792      44,831,748    78,204,034      143,200,206    2,030,783,065     1,475,046,769
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period.............       21,645          25,408        24,662           62,849        2,414,935         1,065,943
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period.............      122,831       1,741,360       367,052          419,895       13,379,736         6,193,833
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period....      302,659         157,802       162,564          400,786       30,365,275         6,661,283
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period..........      285,876       4,348,318       412,126          359,359        2,821,468           987,585
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout.............       33,527       1,059,455       443,945          644,239       48,410,800         6,820,668
                                    -----------    ------------   -----------     ------------   --------------    --------------
                                    $57,593,881    $161,028,597   $87,022,383     $162,546,973   $9,522,583,497    $1,652,539,068
                                    ===========    ============   ===========     ============   ==============    ==============


                                                  FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                             EQUITY OPTIONS (CONTINUED):
                                    --------------------------------------------------------------------------
                                      ALLIANCE        EQ/ALLIANCE       CALVERT        CAPITAL       CAPITAL
                                      GROWTH &         PREMIER         SOCIALLY       GUARDIAN      GUARDIAN
                                       INCOME           GROWTH        RESPONSIBLE     RESEARCH     U.S. EQUITY
                                    ------------     ------------     -----------     ---------    -----------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Old Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Momentum Contracts in
  accumulation period............   $ 27,180,831     $  1,540,596             --             --     $    5,781
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..     54,435,381          731,869             --       $  5,583          3,968
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..        727,966               --             --             --             --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...        435,148           24,313             --             --             --
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    774,757,819      103,230,471       $430,560        811,072      1,306,874
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        512,279           54,608             --            327             --
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      4,496,396        4,246,843            161         90,515         59,111
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...      1,751,393          158,860         25,583             --             --
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........      1,478,227        2,429,126             --            762         32,268
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............      4,679,033               --             --             --             --
                                    ------------       ----------       --------       --------     ----------
                                    $870,454,473     $112,416,686       $456,304       $908,259     $1,408,002
                                    ============     ============       ========       ========     ==========


                                               FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                   EQUITY OPTIONS (CONTINUED):
                                    -------------------------------------------------------------------------------------
                                        MFS
                                      GROWTH                       MERRILL       EQ/PUTNAM     EQ/PUTNAM
                                       WITH                     LYNCH BASIC       GROWTH &     INVESTORS    T. ROWE PRICE
                                      INCOME     MFS RESEARCH   VALUE EQUITY   INCOME VALUE      GROWTH     EQUITY INCOME
                                    ----------   ------------   ------------   ------------    ----------   -------------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Old Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Momentum Contracts into
  accumulation period............   $    9,555   $  1,328,996   $   883,035    $   304,069     $ 85,032     $    627,908
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..        8,279      3,206,695     1,664,977      1,069,594       34,060        2,438,418
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..           --             --           --              --           --               --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...           --             --           --              --           --               --
Net assets attributable
  to EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    1,838,837    164,111,638    92,449,755     80,862,261           --      142,591,563
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        1,654        304,808       119,311        117,436           --           74,533
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      257,100        736,387       854,262        301,484           --          330,731
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...           --        547,897       167,110        183,438           --          457,017
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........       87,116        336,777       480,982         18,354           --          222,387
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............           --             --            --             --           --              --
                                    ----------   ------------   -----------    -----------     --------     ------------
                                    $2,202,541   $170,573,198   $96,619,432    $82,856,636     $119,092     $146,742,557
                                    ==========   ============   ===========    ===========     ========     ============

                                                       FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                       EQUITY OPTIONS (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                                           CAPITAL         MORGAN STANLEY
                                                                       ALLIANCE            GUARDIAN           EMERGING
                                             ALLIANCE GLOBAL        INTERNATIONAL       INTERNATIONAL      MARKETS EQUITY
                                            -------------------   -------------------  -----------------  -----------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Old Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................         $    8,999,433        $  5,972,294      $    48,726           $   714,993
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......             89,525,048          13,404,451           10,786             1,791,265
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......                724,016             491,082               --                    --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........                757,757             162,375               --                    --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................            875,306,152         148,251,698               --            65,119,721
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................                231,210             169,181               --                77,496
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              2,697,765             403,618               --               830,752
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              1,765,905             585,986               --               422,428
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              1,032,525             142,055               --               168,785
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               1,042,078             874,821               --                    --
                                            --------------------   -----------------     ------------      ----------------
                                                 $1,012,081,889        $170,457,561      $   $59,512           $69,125,440
                                            ====================   =================     ============      ================

                                                          EQUITY OPTIONS (CONTINUED):
                                            --------------------------------------------------------
                                              EQ/PUTNAM        T. ROWE PRICE
                                            INTERNATIONAL      INTERNATIONAL          ALLIANCE
                                                EQUITY             STOCK          AGGRESSIVE STOCK
                                            ----------------  -----------------  -------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................              --                    --       $2,211,593,921
Net assets attributable to
    Old Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................        $154,981            $  541,782          127,393,104
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......          66,198             1,684,186          175,047,852
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......              --                    --            1,533,762
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........              --                    --            1,083,246
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................              --           108,971,732          564,570,320
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................              --               100,369              385,090
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              --               413,465            1,823,246
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              --               294,311           13,502,403
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              --               414,198              387,245
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               --                    --            5,435,174
                                             ------------     -----------------  -------------------
                                                $221,179          $112,420,043       $3,102,755,363
                                             ============     =================  ===================


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                    EQUITY OPTIONS (CONCLUDED):
                                            -------------------------------------------------------------------------
                                              ALLIANCE SMALL CAP
                                                    GROWTH                 EQ/EVERGREEN            LAZARD SMALL CAP
                                            ---------------------      --------------------      --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Old Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............              $ 5,375,014                      --                  $15,315
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                5,017,992                $  8,021                       --
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       --                      --                       --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  118,457                      --                       --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............              146,078,308                 528,323                       --
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  146,679                     965                       --
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  251,337                  34,397                       --
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  554,453                       5                       --
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                  112,532                   5,033                       --
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  303,157                      --                       --
                                            --------------------         ---------------             ------------
                                                   $157,957,929                $576,744                  $15,315
                                            ====================         ===============             ============

                                                          EQUITY OPTIONS (CONCLUDED):
                                            -----------------------------------------------------------
                                                 MFS EMERGING GROWTH           WARBURG PINCUS SMALL
                                                      COMPANIES                    COMPANY VALUE
                                            ----------------------------   ----------------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Old Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  $ 9,101,853                      $ 282,253
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                   15,974,271                        597,356
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       92,810                             --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                        7,858                             --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                  669,751,717                     75,896,226
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    1,019,057                         58,795
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                    6,345,594                        101,234
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                    1,190,343                        264,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    2,735,160                         83,433
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                           --                             --
                                                --------------------            -------------------
                                                       $706,218,663                    $77,283,794
                                                ====================            ===================


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Concluded):

                                                                     ASSET ALLOCATION OPTIONS:
                                           ---------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          CONSERVATIVE             ALLIANCE GROWTH
                                              ALLIANCE BALANCED             INVESTORS                 INVESTORS
                                           ------------------------    --------------------    -----------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............             $1,175,378,503                       --                         --
Net assets attributable to
    Old Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                 45,345,000              $ 3,565,949               $ 37,228,153
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                 59,240,549               15,626,477                 97,424,160
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                    262,619                      250                  1,139,649
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                    246,610                       --                    468,007
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                156,507,662              120,303,198                954,347,320
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    202,754                   26,828                    277,645
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  1,336,153                  631,850                  2,684,114
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  7,828,093                  374,172                  2,328,729
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    170,141                  375,924                  1,069,503
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                    950,906                1,231,723                  3,488,230
                                           -----------------------    ---------------------    -----------------------
                                                   $1,447,468,990             $142,136,371             $1,100,455,510
                                           =======================    =====================    =======================

                                                            ASSET ALLOCATION OPTIONS:
                                           ----------------------------------------------------------------

                                            EQ/ EVERGREEN          MERRILL LYNCH            EQ/PUTNAM
                                              FOUNDATION          WORLD STRATEGY             BALANCED
                                           -----------------    --------------------   --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                  --
Net assets attributable to
    Old Contracts in
    accumulation period...............                  --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                  --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  --               $ 100,545              $ 221,145
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                  --                 178,289                496,064
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                  --                      --                     --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  --                      --                     --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............            $108,993              11,500,893             42,572,904
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  --                  12,266                 69,622
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............               1,955                 121,881                299,029
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......              12,909                  68,277                 54,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............               4,646                  15,742                 41,224
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  --                      --                     --
                                             --------------     -------------------    -------------------
                                                  $128,503             $11,997,893            $43,754,485
                                             ==============     ===================    ===================



                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6. Amounts retained by Equitable Life in Separate Account A:
   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                  YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
               VARIABLE INVESTMENT OPTION                       1999                      1998
               --------------------------            -------------------------  -------------------------
    Alliance Intermediate Government Securities......         (802,521)               (1,197,288)
    Alliance Money Market............................       (1,547,729)               (2,688,601)
    Alliance Quality Bond............................       (1,005,712)               (1,182,381)
    Alliance High Yield..............................       (2,404,593)               (4,543,159)
    Alliance Common Stock............................     (121,476,252)             (151,143,037)
    Alliance Equity Index............................      (19,773,678)              (19,528,595)
    Alliance Growth & Income.........................      (10,200,561)              (10,589,931)
    EQ/Alliance Premier Growth (1)...................         (189,943)                       --
    Calvert Socially Responsible (1).................        1,999,222                        --
    Capital Guardian Research (1)....................           23,701                        --
    Capital Guardian U.S. Equity.....................           22,190                        --
    MFS Growth with Income (1).......................           21,065                        --
    MFS Research.....................................       (1,891,032)               (4,354,231)
    Merrill Lynch Basic Value Equity.................       (1,054,765)               (2,601,544)
    EQ/Putnam Growth & Income Value..................       (1,248,568)               (2,746,396)
    EQ/Putnam Investors Growth.......................               --                        --
    T. Rowe Price Equity Income......................       (2,027,611)               (3,455,566)
    Alliance Global..................................      (10,920,548)              (16,871,490)
    Alliance International...........................       (1,660,381)               (3,666,188)
    Capital Guardian International (1)...............               --                        --
    Morgan Stanley Emerging Markets Equity...........       (3,733,004)                  (65,019)
    EQ/Putnam International Equity...................               --                        --
    T. Rowe Price International Stock................       (1,126,238)               (6,729,718)
    Alliance Aggressive Stock........................      (39,082,247)              (66,908,740)
    Alliance Small Cap Growth........................       (1,178,363)               (3,390,303)
    EQ/Evergreen (1).................................           24,040                        --
    Lazard Small Cap.................................               --                        --
    MFS Emerging Growth Companies....................       (4,742,770)               (4,963,332)
    Warburg Pincus Small Company Value...............       (1,075,981)               (2,023,318)
    Alliance Balanced................................      (19,614,445)              (29,775,707)
    Alliance Conservative Investors..................       (1,736,098)               (3,169,993)
    Alliance Growth Investors........................      (12,883,156)              (18,612,858)
    EQ/Evergreen Foundation (1)......................           24,827                        --
    Merrill Lynch World Strategy.....................         (134,654)               (1,646,130)
    EQ/Putnam Balanced...............................         (613,248)               (3,789,791)

    --------------
    (1)  Commenced operations on January 1, 1999.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $58.81      $54.83     $51.34    $49.69     $44.04
                                          =========   ========= ========== =========  =========

Unit value, end of period...............    $58.63      $58.81     $54.83    $51.34     $49.69
                                          =========   ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        43          45         50        55         50
                                          =========   ========= ========== =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $126.48     $118.98   $112.40    $109.80    $ 98.19
                                          =========   ========= =========  =========  =========

Unit value, end of period...............   $124.96     $126.48   $118.98    $112.40    $109.80
                                          =========   ========= =========  =========  =========

Number of units outstanding,
   end of period (000's)................        14          11        10         10          7
                                          =========  ========= =========  =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $122.00    $114.78    $108.45   $105.94    $ 94.76
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $120.52    $122.00    $114.78   $108.45    $105.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        63         76         77        81         88
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $119.81    $112.32    $105.75   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $118.78    $119.81    $112.32   $105.75
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          2         2
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $126.48    $118.98    $112.40   $109.80    $ 98.19
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.96    $126.48    $118.98   $112.40    $109.80
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        314        202       146         89
                                          =========  ========= ========== =========  =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $46.25     $42.04    $40.00     $35.17     $33.12
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $44.04     $46.25    $42.04     $40.00     $35.17
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................        54         58        66         74         82
                                          ========= ========== =========  =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.44    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 94.76    $100.44
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        64          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................        32
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.96    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.97    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.40
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $36.76     $35.12     $33.52    $32.00     $30.44
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $38.35     $36.76     $35.12    $33.52     $32.00
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       116        117        119       129        140
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $29.43     $28.75    $27.92     $26.47     $24.59
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $30.44     $29.43    $28.75     $27.92     $26.47
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       147        168       204        246        289
                                          ========= ========== =========  =========  =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $30.55     $29.41     $28.28    $27.22     $26.08
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $31.63     $30.55     $29.41    $28.28     $27.22
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,516      1,261        973     1,013      1,021
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       469        367        308       240        188
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $120.76    $116.21    $111.75   $107.55    $103.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.06    $120.76    $116.21   $111.75    $107.55
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       331        322        325       307        299
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $114.98    $110.26    $105.65   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $119.50    $114.98    $110.26   $105.65
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         2         10         13        13
                                          =========  ========= ========== =========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $120.19    $115.66    $111.21   $107.04    $102.61
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.47    $120.19    $115.66   $111.21    $107.04
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        262        146       165         81
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.20    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $25.41     $25.01    $24.48     $23.38     $21.89
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.08     $25.41    $25.01     $24.48     $23.38
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,000      1,065     1,201      1,325      1,307
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       166         56
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.47    $100.00
                                          ========= ==========

Unit value, end of period...............   $103.10    $100.47
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       474         62
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.61
                                          =========

Number of units outstanding,
   end of period (000's)................        63
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.21    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.49
                                          =========

Number of units outstanding,
   end of period (000's)................        43
                                          =========

ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        15         15         10         7          4
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $137.23    $127.99    $118.87   $114.38    $ 99.07
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $132.67    $137.23    $127.99   $118.87    $114.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        41         47         37        28         17
                                          =========  ========= ========== =========  =========

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.07
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $126.54    $117.60    $108.84   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $122.77    $126.54    $117.60   $108.84
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          1          1         1
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       622        557        283       196        135
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.08    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.07    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.33
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.28
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        34         37         29        18          7
                                          =========  ========= ========== =========  =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $160.53    $171.56    $146.80   $121.10    $102.37
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $153.05    $160.53    $171.56   $146.80    $121.10
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        82        100        110        94         70
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $140.38    $149.49    $127.46   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $134.31    $140.38    $149.49   $127.46
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          5          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       998      1,164        831       444        209
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $106.74    $100.00
                                          ========= ==========

Unit value, end of period...............   $102.37    $106.74
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        38          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................        99
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.96    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.97    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $85.66
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $407.19    $316.64    $246.57   $199.66    $151.67
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $506.59    $407.19    $316.64   $246.57    $199.66
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       231        264        307       345        387
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $155.96    $125.72   $122.56    $ 89.56     $97.97
                                          ========= ========== =========  =========  =========

Unit value, end of period...............   $151.67    $155.96   $125.72    $122.56     $89.56
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       438        467       525        598        694
                                          ========= ========== =========  =========  =========

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $323.75    $253.68    $199.05   $162.42    $124.32
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $399.74    $323.75    $253.68   $199.05    $162.42
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    16,705     17,231     17,386    16,933     16,292
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) .............         553        591        519       403        270
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $441.07    $342.99    $267.08   $216.27    $164.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $548.74    $441.07    $342.99   $267.08    $216.27
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        66         70         85        96        108
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $264.22    $207.00    $162.39   $132.47    $101.38
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $326.32    $264.22    $207.00   $162.39    $132.47
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     1,032      1,133      1,192     1,039        706
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $206.28    $161.04    $125.89   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $255.67    $206.28    $161.04   $125.89
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        16         40         37       140
                                          =========  ========= ========== =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994       1993      1992       1991      1990
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $128.81    $104.63    $102.76   $75.67    $ 83.40
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.32    $128.81    $104.63  $102.76    $ 75.67
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    15,749     13,917     11,841   10,292      9,670
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) ...............       120
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $168.93    $136.10    $132.67   $96.95    $106.05
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $164.29    $168.93    $136.10  $132.67    $ 96.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       119        124        135      144        157
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.01    $100.00
                                          =========  =========

Unit value, end of period...............   $101.38    $105.01
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       330         12
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.33    $148.44    $115.92
                                          =========  ========= ==========

Unit value, end of period...............   $236.14    $190.33    $148.44
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          7          5
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $252.88    $198.12    $155.42   $126.78    $ 97.03
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $312.31    $252.88    $198.12   $155.42    $126.78
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     6,502      5,808      4,765     3,457      1,989
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.91    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        19          5
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.92    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       105         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.14
                                          =========

Number of units outstanding,
   end of period (000's)................       233
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 97.03
                                          =========

Number of units outstanding,
   end of period (000's)................       948
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $111.02
                                          =========

Number of units outstanding,
   end of period (000's)................        25
                                          =========

ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       172        135         94        51         12
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.11    $214.58    $164.08   $135.92    $100.94
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $321.97    $271.11    $214.58   $164.08    $135.92
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       304        283        231       128         44
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $215.84    $170.23    $139.70   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $257.24    $215.84    $170.23   $139.70
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         5         11          5         4
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.44    $150.05    $114.21
                                          =========  ========= ==========

Unit value, end of period...............   $227.20    $190.44    $150.05
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         5          4          3
                                          =========  ========= ==========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,579      3,805      2,686     1,486        592
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.68    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $103.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         9          2
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.69    $100.00
                                          =========  =========

Unit value, end of period...............   $123.02    $103.69
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        50         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $125.64
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.17
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................        47
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       109         96         69        41         17
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $214.14    $179.60    $143.63   $121.25    $ 99.06
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.67    $214.14    $179.60   $143.63    $121.25
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       217        209        183       121         67
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $185.60    $155.11    $123.61   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $218.04    $185.60    $155.11   $123.61
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          6          3         3
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $174.26    $145.48    $115.81
                                          =========  ========= ==========

Unit value, end of period...............   $204.92    $174.26    $145.48
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,095      2,475      1,800       975        498
                                          =========  ========= ========== =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.06
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................       210
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.13    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.14    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        37         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.29
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.87
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................         6
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.51
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................       887
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.42
                                          =========

Number of units outstanding,
   end of period (000's)................        36
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.53
                                          =========

Number of units outstanding,
   end of period (000's)................        21
                                          =========

CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.92
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................         8
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.74
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.84
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.94
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.81
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.60
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.69
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.47
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.50
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.61
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.53
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.63
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $140.83    $100.00
                                          =========  =========

Unit value, end of period...............   $171.06    $140.83
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         8          4
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.75    $100.00
                                          =========  =========

Unit value, end of period...............   $122.37    $100.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        26          3
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.92    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $100.92
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.97    $100.00
                                          =========  =========

Unit value, end of period...............   $123.19    $100.97
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $140.83    $115.01    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $171.06    $140.83    $115.01
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       959        720        236
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.99    $100.00
                                          =========  =========

Unit value, end of period...............   $120.11    $ 98.99
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.10    $100.00
                                          =========  =========

Unit value, end of period...............   $120.55    $ 99.10
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.09
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.97
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========
MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $127.67    $100.00
                                          =========  =========

Unit value, end of period...............   $149.82    $127.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.58    $100.00
                                          =========  =========

Unit value, end of period...............   $115.67    $ 98.58
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        14          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.75    $100.00
                                          =========  =========

Unit value, end of period...............   $116.28    $ 98.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.80    $100.00
                                          =========  =========

Unit value, end of period...............   $116.45    $ 98.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $127.67    $115.97    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.82    $127.67    $115.97
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       617        444        145
                                          =========  ========= ==========


EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $97.80    $100.00
                                          =========  =========

Unit value, end of period...............   $114.64    $ 97.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $97.91    $100.00
                                          =========  =========

Unit value, end of period...............   $115.06    $ 97.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.77
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.22
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $128.20    $100.00
                                          =========  =========

Unit value, end of period...............   $124.76    $128.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.87    $101.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $101.77    $100.00
                                          =========  =========

Unit value, end of period...............    $99.38    $101.77
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.82    $100.00
                                          =========  =========

Unit value, end of period...............    $99.53    $101.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $128.20    $115.17    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $124.76    $128.20    $115.17
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       648        581        250
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.48    $100.00
                                          =========  =========

Unit value, end of period...............    $97.68    $100.48
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.04    $100.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $98.44
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $92.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.57
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.56
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $130.25    $100.00
                                          =========  =========

Unit value, end of period...............   $133.07    $130.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.39    $100.00
                                          =========  =========

Unit value, end of period...............   $103.58    $101.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        24          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.56    $100.00
                                          =========  =========

Unit value, end of period...............   $104.12    $101.56
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.61    $100.00
                                          =========  =========

Unit value, end of period...............   $104.28    $101.61
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $130.25    $121.04    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $133.07    $130.25    $121.04
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     1,072      1,070        475
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.00    $100.00
                                          =========  =========

Unit value, end of period...............   $103.08    $101.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $101.12    $100.00
                                          =========  =========

Unit value, end of period...............    $103.45    $101.12
                                          =========  =========

Number of units outstanding,
   end of period (000's)................          3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $105.38
                                          =========

Number of units outstanding,
   end of period (000's)................          4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............     $93.54
                                          =========

Number of units outstanding,
   end of period (000's)................          2
                                          =========

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        156        156        147       116         62
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $185.78    $154.12    $140.51   $124.30    $106.04
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $253.89    $185.78    $154.12   $140.51    $124.30
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        353        408        464       459        391
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................         16
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $102.14    $100.00
                                          ========= ==========

Unit value, end of period...............    $106.04    $102.14
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        223          8
                                          ========= ==========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $154.96    $128.51    $116.37   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $212.51    $154.96    $128.51   $116.37
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3         11         12        13
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $147.40    $122.12    $110.47
                                          =========  ========= ==========

Unit value, end of period...............   $202.36    $147.40    $122.12
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         4          3          2
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,509      3,395      3,369     2,995      2,121
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.30    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.29    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        20         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................     1,305
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $139.76
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $119.52
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.82   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.82    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        37         37         32        19          0
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.68    $107.89    $112.81   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.96    $117.68    $107.89   $112.81    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        84         87         85        54          3
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $118.67    $108.42    $112.96   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $161.88    $118.67    $108.42   $112.96
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          4          3        21
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $114.73    $104.70    $108.98
                                          =========  ========= ==========

Unit value, end of period...............   $156.65    $114.73    $104.70
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1        788
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.83   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.83    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       926        971        968       763        141
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.29    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.30    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $131.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $126.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........    $57.18    $100.00
                                          =========  =========

Unit value, end of period...............   $110.43    $ 57.18
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.23    $100.00
                                          =========  =========

Unit value, end of period...............   $166.52    $ 86.23
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $86.38    $100.00
                                          =========  =========

Unit value, end of period...............   $167.39    $ 86.38
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.42    $100.00
                                          =========  =========

Unit value, end of period...............   $167.64    $ 86.42
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........    $57.18     $79.41    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $110.43     $57.18    $ 79.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       590        217        109
                                          =========  ========= ==========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.40    $100.00
                                          =========  =========

Unit value, end of period...............   $157.03    $ 81.40
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.49    $100.00
                                          =========  =========

Unit value, end of period...............   $157.61    $ 81.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $198.84
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $147.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.27
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........   $109.49    $100.00
                                          =========  =========

Unit value, end of period...............   $142.46    $109.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........    $98.95    $100.00
                                          =========  =========

Unit value, end of period...............   $128.72    $ 98.95
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        13          3
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.11    $100.00
                                          =========  =========

Unit value, end of period...............   $129.39    $ 99.11
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.16    $100.00
                                          =========  =========

Unit value, end of period...............   $129.59    $ 99.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $109.49    $ 97.61    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $142.46    $109.49    $ 97.61
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       765        671        387
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $94.04    $100.00
                                          =========  =========

Unit value, end of period...............   $122.22    $ 94.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.15    $100.00
                                          =========  =========

Unit value, end of period...............   $122.67    $ 94.15
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $134.15
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.90
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $89.92     $90.75     $82.91    $68.73     $52.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $105.59     $89.92     $90.75    $82.91     $68.73
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    20,946     25,634     28,030    27,945     25,821
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................     1,207      1,401      1,437     1,281        969
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $170.12    $171.96    $157.31   $130.50    $100.49
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $199.45    $170.12    $171.96   $157.31    $130.50
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       878      1,098      1,220     1,070        718
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $136.73    $137.72    $125.54   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $160.87    $136.73    $137.72   $125.54
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        10         37         35       109
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $55.68     $48.30    $50.51     $27.36     $25.86
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $52.88     $55.68    $48.30     $50.51     $27.36
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    24,787     21,496    17,986     12,962      9,545
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       620       258
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.90    $100.00
                                          ========= ==========

Unit value, end of period...............   $100.49    $105.90
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       350         12
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                            1999       1998      1997       1996
                                          ---------  --------- ---------- ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $118.68    $119.41    $108.74
                                          =========  ========= ==========

Unit value, end of period...............   $139.76    $118.68    $119.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          8          7
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $161.59    $163.33    $149.41   $123.95
                                          =========  ========= ========== =========

Unit value, end of period...............   $189.44    $161.59    $163.33   $149.41
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................     2,980      3,342      3,226     2,468
                                          =========  ========= ========== =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.69    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.70    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.50
                                          =========

Number of units outstanding,
   end of period (000's)................       127
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.45
                                          =========

Number of units outstanding,
   end of period (000's)................       664
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        36         27          6
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........   $118.55    $125.54    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.59    $118.55    $125.54
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        34         41          8
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.25    $100.00
                                          =========  =========

Unit value, end of period...............   $151.02    $119.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.45    $100.00
                                          =========  =========

Unit value, end of period...............   $151.42    $119.45
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       976      1,101        488
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.93    $100.00
                                          =========  =========

Unit value, end of period...............   $109.59    $ 86.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.94    $100.00
                                          =========  =========

Unit value, end of period...............   $109.62    $ 86.94
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========
EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $110.37
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.53
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.63
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.73
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $161.04    $100.00
                                          =========  =========

Unit value, end of period...............   $275.93    $161.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        33          5
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.73    $100.00
                                          =========  =========

Unit value, end of period...............   $184.57    $107.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        87          7
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.91    $100.00
                                          =========  =========

Unit value, end of period...............   $185.54    $107.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.96    $100.00
                                          =========  =========

Unit value, end of period...............   $185.82    $107.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $161.04    $121.34    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $275.93    $161.04    $121.34
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     2,427      1,090        256
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.41    $100.00
                                          =========  =========

Unit value, end of period...............   $177.00    $103.41
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.53    $100.00
                                          =========  =========

Unit value, end of period...............   $177.65    $103.53
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        36         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $166.37
                                          =========

Number of units outstanding,
   end of period (000's)................         7
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $157.69
                                          =========

Number of units outstanding,
   end of period (000's)................        17
                                          =========

WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $104.82    $100.00
                                          =========  =========

Unit value, end of period...............   $105.28    $104.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........    $83.08    $100.00
                                          =========  =========

Unit value, end of period...............    $83.43    $ 83.08
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7          2
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.22    $100.00
                                          =========  =========

Unit value, end of period...............    $83.87    $ 83.22
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.26    $100.00
                                          =========  =========

Unit value, end of period...............    $83.99    $ 83.26
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $104.82    $118.06    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $105.28    $104.82    $118.06
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       721        859        577
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.78    $100.00
                                          =========  =========

Unit value, end of period...............    $83.05    $ 82.78
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.88    $100.00
                                          =========  =========

Unit value, end of period...............    $83.36    $ 82.88
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $45.07     $38.66     $34.06    $30.92     $26.18
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $52.39     $45.07     $38.66    $34.06     $30.92
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    22,434     24,361     26,036    28,319     30,212
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       865        986      1,052     1,057        957
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $158.63    $136.14    $120.01   $108.95    $ 92.22
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $184.34    $158.63    $136.14   $120.01    $108.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       321        375        439       417        336
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $151.97    $129.97    $114.16   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $177.22    $151.97    $129.97   $114.16
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         1         11         10        48
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $28.85     $26.04    $27.17     $19.40     $19.69
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.18     $28.85    $26.04     $27.17     $19.40
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    32,664     31,259    25,975     21,100     19,423
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       776        348
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.63    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 92.22    $101.63
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188          9
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $143.60    $122.68    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $167.63    $143.60    $122.68
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1          1
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $157.63    $135.29    $119.26   $108.26    $ 91.64
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $183.18    $157.63    $135.29   $119.26    $108.26
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       854        752        655       548        386
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========
                                                     =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $121.00
                                          =========

Number of units outstanding,
   end of period (000's)................        65
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1995       1994      1993       1992       1991       1990
                                          ---------  --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $ 91.64    $100.00
                                          =========  =========

Unit value, end of period...............   $108.26    $ 91.64
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       386        289
                                          =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $108.71
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        22         24         22        18         11
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $144.30    $128.45    $114.99   $110.81    $ 93.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $156.79    $144.30    $128.45   $114.99    $110.81
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       100        121        125       136        129
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $138.35    $122.71    $109.47   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $150.86    $138.35    $122.71   $109.47
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       752        661        553       567        491
                                          =========  ========= ========== =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $98.60    $100.00
                                          ========= ==========

Unit value, end of period...............    $93.29    $ 98.60
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        92         10
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................       325
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.52    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.53    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.84
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.41
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       165        159        147       110         57
                                          =========  ========= ========== =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $182.69    $155.46    $134.95   $121.49    $ 97.45
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $228.14    $182.69    $155.46   $134.95    $121.49
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       427        509        553       508        375
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $159.46    $135.20    $116.95   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $199.83    $159.46    $135.20   $116.95
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         6         15         14        15
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $149.61    $126.72    $109.51
                                          =========  ========= ==========

Unit value, end of period...............   $187.67    $149.61    $126.72
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,231      3,962      3,704     3,325      2,113
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.16    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.99    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 97.45    $101.99
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188         13
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................     1,023
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.17    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        21         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.93
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.30
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.15
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.29
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.11
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.21
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.31
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $109.37    $100.00
                                          =========  =========

Unit value, end of period...............   $130.94    $109.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.28    $100.00
                                          =========  =========

Unit value, end of period...............   $115.26    $ 96.28
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.44    $100.00
                                          =========  =========

Unit value, end of period...............   $115.86    $ 96.44
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.49    $100.00
                                          =========  =========

Unit value, end of period...............   $116.04    $ 96.49
                                          =========  =========

Number of units outstand6ing,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $109.37    $103.77    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $130.94    $109.37    $103.77
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        88         84         52
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.86    $100.00
                                          =========  =========

Unit value, end of period...............   $113.44    $ 94.86
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.96    $100.00
                                          =========  =========

Unit value, end of period...............   $113.85    $ 94.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $118.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstand6ing,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $125.16    $100.00
                                          =========  =========

Unit value, end of period...............   $123.53    $125.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.67    $100.00
                                          =========  =========

Unit value, end of period...............   $100.34    $101.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.84    $100.00
                                          =========  =========

Unit value, end of period...............   $100.86    $101.84
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.89    $100.00
                                          =========  =========

Unit value, end of period...............   $101.01    $101.89
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Concluded)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $125.16    $113.46    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $123.53    $125.16    $113.46
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       345        275        109
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.05    $100.00
                                          =========  =========

Unit value, end of period...............    $99.62    $101.05
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.17    $100.00
                                          =========  =========

Unit value, end of period...............    $99.99    $101.17
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.46
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $95.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                    FSA-110

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


EQUI-VEST(R)
EMPLOYER-SPONSORED RETIREMENT
PROGRAM
A Combination Variable and Fixed Deferred
Annuity Contract



STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000


---------
1
--------------------------------------------------------------------------------



This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST, dated May 1, 2000. That prospectus provides detailed information concerning the contracts and the variable investment options as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 2996, New York, NY 10116-2996), by calling toll free, 1-800-628-6673, or by contacting your financial professional.



TABLE OF CONTENTS

Additional loan provisions                             2
Tax rules: special aspects                             4
Required minimum distributions option                  5

 Unit values                                           6
Calculation of annuity payments                        6
The reorganization                                     7
Custodian and independent accountants                  7
Alliance Money Market option yield information         8
Other yield information                                9
Financial statements                                   9

---------
2
--------------------------------------------------------------------------------

ADDITIONAL LOAN PROVISIONS

The EQUI-VEST Corporate Trusteed, non-ERISA, and ERISA TSA Loans have the following features in common:

The term of a TSA or Corporate Trusteed loan is five years unless the loan is used to acquire the Participant's primary residence. Our contract limit for loans used to purchase the Participant's primary residence is 10 years.

The loan term under corporate trusteed and TSA contracts may not extend beyond the earliest of: (1) election and commencement of annuity benefits, (2) the date of termination of the contract and (3) the date a death benefit is paid.

Payment to us to cover loan interest and to amortize a loan will be due beginning the first day of the third month following the effective date of the loan and quarterly thereafter. All loan payments must be made by check and must be drawn on a bank in the U.S., in U.S. dollars and made payable to Equitable Life. Loan payments received prior to the due date will be credited only on the next payment due date. Any payments we receive will first be applied to interest, with the balance applied to repayment of the loan.

Only one loan is permitted at any one time. At any time after the loan has been issued, a loan may be repaid in full and terminated earlier than scheduled.

Plans subject to ERISA provide that the Participant's spouse must consent in writing to the loan. Also, see ERISA TSA loans for additional information.

On the loan effective date, we will transfer to a loan reserve account an amount equal to the loan plus 10% of the loaned amount for TSA loans and 25% for Corporate Trusteed loans. The additional amount is intended as a reserve to cover the contingencies including unpaid interest and applicable withdrawal charges. Initially, an amount equal to the loan amount will be held in our general account and will earn interest at an effective annual rate of 4% during the loan term (for TSA loans, the interest is at the loan reserve account rate--the loan interest rate minus 2% during the loan term), whereas the additional loan reserve, as stated above, will be held in the general account but will earn interest at the guaranteed interest option's current guaranteed interest rate applicable to the contract.

You may specify from which investment options the loan and loan reserve are to be deducted when you request the loan. If not specified, we will prorate the amounts withdrawn from the investment options based on the amounts in each investment option. No partial withdrawals or transfers from the loan reserve account are permitted.

On the first day of the third month following the effective date of the loan and quarterly thereafter (or on the first business day thereafter, if such day is not a business day), the amount of interest earned at 4% annually (loan reserve account rate for TSA loans) during the prior quarter will be transferred to the guaranteed interest option. Any loan payment will result in a transfer of the amount of principal repaid from the portion of the loan reserve account that earns 4% interest (loan reserve account Rate for TSA loans) to the guaranteed interest option, and then may be withdrawn (if otherwise permitted) or transferred to one or more variable investment options.

Upon full repayment of the loan, any amounts remaining in the loan reserve account will be transferred to the guaranteed interest account and may then be withdrawn (if otherwise permitted) or transferred among the variable investment options.

EQUI-VEST CORPORATE TRUSTEED LOANS

The EQUI-VEST Corporate Trusteed loan request form is entered into between the Participant and the trustee. Equitable Life performs services specified in the Agreement on behalf of the trustee. The trustee (or employer, or other plan administrator and not Equitable Life) is responsible for monitoring compliance with Internal Revenue Code and ERISA requirements and the requirements of the particular plan. The trustee will make payments to Equitable Life.

The trustee of a qualified plan purchasing an EQUI-VEST Corporate Trusteed contract may set any interest rate for a

---------
3
--------------------------------------------------------------------------------

loan so long as it is not less than 6% nor more than the maximum rate permitted by applicable law. The trustee (contract owner) must bill the plan participant (annuitant) for the difference, if any, between 6% and the rate the trustee charges. Under the terms of the Internal Revenue Code and ERISA, if an unreasonably high or low rate of interest is charged for loans, the plan may be disqualified and the amount of the loan may be treated as a taxable distribution. In that case, the trustee would be required to report the "deemed" distribution to the Internal Revenue Service ("IRS").

For Corporate Trusteed contracts, the "loan effective date" means either (1) the first day of the month following the date the loan agreement, properly completed and signed by the plan participant (annuitant), is approved by the trustee (contract owner) and received and accepted by us at our Processing Office, if the loan agreement is received on or before the 15th day of the month, or (2) the first day of the second month following the date the loan agreement, properly completed and signed by the plan participant (annuitant), is approved by the trustee (contract owner) and received and accepted by us at our processing office, if the loan agreement is received after the 15th day of the month.

The loan amount is based on the Participant's vested interest in the plan and the account value of the EQUI-VEST contract on the loan effective date.

If loan interest (except interest due at the end of the loan term) or required principal repayments are not received at our processing office within fifteen days after the due date, or if any loan principal and accrued interest are due at the end of the loan term, the loan is in default. We will make a partial withdrawal from the additional loan reserve account in an amount sufficient to pay the amount due plus any applicable withdrawal charges and any required income tax withholding. Such a withdrawal could result in a penalty tax or the disqualification of your EQUI-VEST Corporate Trusteed contract or the qualified plan.

The trustee is required to report to the IRS the amount of the default as a deemed taxable distribution, which may also be subject to penalty tax.

NON-ERISA TSA LOANS

The minimum loan amount is $3,000 and the maximum is $50,000 (less the highest outstanding loan balance in the preceding twelve calendar months less the outstanding balance of all loans from the employer's qualified plan on the date the loan is made). The maximum amount of the loan is 80% of the account value, if the amount of the account value is at least $3,750 but less than $12,500; $10,000 if the amount of the account value is at least $12,500 but less than $20,000; or 50% of the account value if the amount of the account value is $20,000 or more.

ERISA TSA LOANS

The minimum loan amount is $1,000; the maximum is 50% of the account value, but not more than $50,000. The $50,000 maximum is reduced by the excess of the highest outstanding loan balance in the preceding twelve calendar months, less the outstanding balance of any loans under all the employer's qualified plans on the date the loan is effective.

Equitable Life will set a reasonable interest rate for plan loans as defined below, unless the plan administrators notify us of their intent to set their own rate. If we set the rate, it will be equal to the Moody's Corporate Bond Yield Averages. With Moody's, we will use the average for Baa bonds for the calendar month ending two months before the date on which the rate is determined.

NON-ERISA AND ERISA TSA LOANS

The account value is measured on the "loan effective date" which is the first day of the month following the date we approve a properly completed loan request form.

There are a number of rules governing the minimum and maximum that can be requested for a loan. These rules are

---------
4
--------------------------------------------------------------------------------

described on the loan request form. This form should be reviewed carefully prior to requesting a loan.

If a required loan repayment on a TSA contract is not made, we will treat the amount equal to the interest and principal payment due as a default. We will also deduct a default charge (as described below). We will treat such amount (plus any required income tax withholding) as a "deemed distribution." Such amount will be taxable and also may be subject to a penalty tax.

The default charge on the amount of deemed distribution is equal to the applicable withdrawal charge, which would have applied if such amount had been withdrawn from the contract.

Amounts in default will be in the loan reserve account in suspense until federal tax rules permit such amounts to be deducted from the TSA contract to repay your obligation to us.

Currently, we default your loan on a missed-payment-by-missed-payment basis, but under proposed federal regulations, we may be required to default the entire unpaid loan balance and unpaid interest at the time of the default. Under these proposed regulations, we would be required to treat the entire remaining outstanding balance of the loan (including any unpaid interest) as a deemed taxable distribution in the year of the default, which is subject to income tax reporting and early distribution tax penalty. See "Tax information" in the prospectus. If your contract is subject to federal income tax withdrawal restrictions at the time you default, because of the interplay between federal income tax rules and state insurance law requisites, we may be required to continue to charge interest and credit interest on the unpaid loan balance until such defaulted payment liability can be satisfied by an actual distribution. This may result in additional taxable income to you. Interest credited on amounts in default could result in additional taxable income in the amount of the interest credited and could be subject to a penalty tax. See "Tax information" in the prospectus.


TAX RULES: SPECIAL ASPECTS

CERTAIN DISTRIBUTIONS FROM TRUSTEED CONTRACTS

In the case of an EQUI-VEST Trusteed contract, the trustee, as contract owner, may transfer ownership of the contract to the annuitant in certain circumstances. This transfer constitutes a distribution from a qualified plan. Although the annuitant will receive a tax information report on the distribution from the plan administrator, this transaction is not a taxable event to the annuitant until any payments are made under the transferred contract. The transfer of ownership from the Trustee to the annuitant is not an IRA rollover. If they otherwise qualify as "eligible rollover distributions," amounts distributed from the contract, however, may subsequently be directly rolled over into an individual retirement arrangement or another qualified retirement plan.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEPS)

When an employer establishes a SEP for its employees, contributions for each eligible employee can be made under a Contract issued as a traditional IRA.


Contributions. In 2000, an employer's contribution to a SEP for an employee, including any salary reduction contributions, cannot exceed the lesser of $25,500 or 15% of the employee's compensation. The employee's compensation is determined without taking into account the employer's contribution to the SEP, and is limited to $167,000 in 2000.

The employer must make a contribution for each employee who has reached age 21 and has worked for the employer during at least three of the preceding five years. Contributions are not required for employees who (1) earn less than $450 in 2000, (2) are covered by a collective bargaining agreement or (3) are non-resident aliens who receive no earned income from the employer from sources within the United States. Generally, SEP plans are maintained on a calendar year basis.


Employer contributions must be made under a written program, which provides that
(i) withdrawals are permitted, (ii) contributions are made under an allocation formula and (iii)

---------
5
--------------------------------------------------------------------------------

bear a uniform relationship to compensation. Contributions cannot discriminate in favor of highly compensated employees. Contributions to the SEP may take employer-paid Social Security benefits into account, provided the level of integration satisfies the limits contained in the Internal Revenue Code.


Provided that the plan was established prior to January 1, 1997, employers with 25 or fewer eligible employees for the prior taxable year may allow such employees to make salary reduction contributions to a SEP (SARSEP). SARSEP plans may not be established after December 31, 1996. New participants may be added after that date as long as the plan was in effect prior to January 1, 1997. SARSEP arrangements can be offered only if at least 50% of the eligible employees elect to participate in the SARSEP. Special nondiscrimination rules apply to highly compensated employees in a SARSEP. The percentage of compensation deferred by any eligible highly compensated employee cannot exceed 125% of the average deferred compensation percentage for all eligible non-highly compensated employees. In addition, rules similar to those applicable to 401(k) programs and salary reduction TSAs apply to require distributions of excess elective deferrals and excess contributions.


PENALTIES FOR EXCESS DEFERRALS


If an individual's aggregate elective deferrals under 401(k) plans, SIMPLE IRAs, SARSEPs and TSAs exceed the permitted elective deferral limit in any taxable year ($10,500 in 2000), the individual will be taxed twice on the excess deferral--once in the year of the deferral and again when a distribution occurs. If the individual notifies the affected plan or plans and, by April 15 of the following year, receives a distribution of the excess deferral and related income, the excess deferral will only be taxed in the year of deferral. Any related income will be taxed in the year of the distribution. The distribution of the excess deferral plus income is not treated as a withdrawal of restricted funds, is not subject to the 10% penalty tax on early retirement distributions and is not an eligible rollover distribution subject to 20% mandatory federal income tax withholding. If excess deferrals remain in the plan, the plan may be disqualified.


REQUIRED MINIMUM DISTRIBUTIONS OPTION

If you elect this feature designed for annuitants age 70 1/2 or older, described in the prospectus, each year we calculate your minimum distribution based on the account value as of December 31 of the prior calendar year and then calculate the minimum distribution amount based on the various choices you make.

You may choose whether the required minimum distribution will be calculated based on your life expectancy alone, or based on the joint life expectancies of you and your spouse. You may also choose (1) to have us recalculate your life expectancy (or joint life expectancy) each year, or (2) not recalculate your life expectancy. If you have chosen a joint life expectancy method of calculation with your spouse, you may choose to either have both lives recalculated or not recalculated.

When we recalculate life expectancy, that means that each calendar year we see what each individual's life expectancy is under Treasury Regulations. If life expectancy is not recalculated, it means that it is determined once, for the initial year, and in every subsequent year that number is reduced by one more year.

If you do not specify a method, IRS regulations require us to base a calculation on your life expectancy alone, recalculating it each year. If you do not specify that we should recalculate life expectancy, you cannot later apply your account value to an annuity payout.

The minimum distribution calculation takes into account partial withdrawals made during the current calendar year but prior to the date we determine your minimum distribution amount, except that when the required minimum distribution is elected in the year in which the annuitant attains age 71 1/2, no adjustment for partial withdrawals will be made for any withdrawals made between January 1 and April 1 of the year in which the election is made.

Our required minimum distribution option should not be elected if the annuitant continues to work beyond age 70 1/2

---------
6
--------------------------------------------------------------------------------

and contributions continue to be made into the contract. To do so could result in an insufficient distribution. You must request the amount to be separately calculated each year to ensure that you withdraw the correct amount.

Please note that our required minimum distribution option does not provide for all the flexibility provided by federal law. For example, federal law permits you to recalculate your life expectancy and not your spouse's and to choose the joint life expectancy method with a beneficiary other than your spouse. See your tax adviser.


UNIT VALUES


Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

   (a/b) - c

   where:

(a)is the value of the variable investment option's shares of the corresponding Portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for investment advisory fees and direct expenses of EQ Advisors Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. The annuity unit values used for EQUI-VEST may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by the variable investment option. For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

---------
7
--------------------------------------------------------------------------------

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST Series 100 Contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 1999, the annuity payment due in December 1999 would be $95.19 (the number of units (26.74) times $3.56).

THE REORGANIZATION

Equitable Life established Separate Account A as a stock account on August 1, 1968. It was one of four separate investment accounts used to fund retirement benefits under variable annuity certificates issued by us. Each of these separate accounts, which included the predecessors to the Alliance Money Market Fund, EQ/Balanced Fund, Alliance Common Stock Fund and EQ/Aggressive Stock Fund, was organized as an open-end management investment company, with its own investment objectives and policies. Collectively, these separate accounts, as well as two other separate accounts which had been used to fund retirement benefits under certain other annuity contracts, are called the "predecessor separate accounts."

On December 18, 1987, the predecessor separate accounts were combined in part and reorganized into the Alliance Money Market, EQ/Balanced, Alliance Common Stock and EQ/Aggressive Stock Funds of Separate Account A.


In connection with the Reorganization, all of the assets and investment-related liabilities of the predecessor separate accounts were transferred to a corresponding portfolio of The Equitable Trust in exchange for shares of the portfolios of The Equitable Trust, which were issued to these corresponding Funds of Separate Account A. On September 6, 1991, all of the shares of The Equitable Trust held by these Funds were replaced by shares of portfolios of The Hudson River Trust corresponding to these Funds of Separate Account A. On October 18, 1999, all of the portfolios of The Hudson River Trust were transferred to EQ Advisors Trust.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by the variable annuity options.


The financial statements of Separate Account A as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in

---------
8
--------------------------------------------------------------------------------

this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.


ALLIANCE MONEY MARKET OPTION YIELD INFORMATION

The Alliance Money Market option calculates yield information for seven-day periods. To determine the seven-day rate of return, the net change in a unit value is computed by subtracting the unit value at the beginning of the period from the unit value, exclusive of capital changes, at the end of the period.

The net change is then reduced by the average administrative charge factor for your contract. This reduction is made to recognize the deduction of the annual administrative charge, which is not reflected in the unit value. See the applicable "Annual administrative charge" section under "Charges and expenses" in the prospectus. Unit values reflect all other accrued expenses of the Alliance Money Market option.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The actual dollar amount of the annual administrative charge for EQUI-VEST that is deducted from the Alliance Money Market option will vary for each contract and the percentage of the aggregate account value allocated to the Alliance Money Market option. To determine the effect of the annual administrative charge on the yield, we start with the actual aggregate annual administrative charges, as a percentage of total assets held under EQUI-VEST. This amount is multiplied by 365/7 to produce an average administrative charge factor which is used in weekly yield computations for the ensuing year. The average administrative charge is then divided by the number of Alliance Money Market option units for the EQUI-VEST series contract as of the end of the prior calendar year, and the resulting quotient is deducted from the net change in unit value for the seven-day period.

The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)[superscript: 365/7] - 1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the Alliance Money Market option will fluctuate and not remain constant.

The Alliance Money Market option yields reflect charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market option yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay out earnings in dividends, which accrue on a daily basis.

While the Alliance Money Market option yields will vary among the different EQUI-VEST contracts, the same method of calculating Alliance Money Market option yields applies. The seven-day current yield and effective yield figures set forth below reflect the highest charges that are currently being assessed under any EQUI-VEST contract and are for illustrative purposes only.


The seven-day current yield for the Alliance Money Market option was 3.97% for the period ended December 31, 1999. The effective yield for the Alliance Money Market option for that period was

---------
9
--------------------------------------------------------------------------------

4.05%. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market Portfolio, which reflect only the deduction of Trust-level expenses.


OTHER YIELD INFORMATION

The effective yield is obtained by giving effect to the compounding nature of the variable investment option's investments, as follows: the sum of the 30-day adjusted return, plus one, is raised to a power equal to 365 divided by 30, and subtracting one from the result.


The effective yields for the 30-day period ended December 31, 1999 were 4.51% for the Alliance Intermediate Government Securities option, 5.28% for the Alliance Quality Bond option and 12.44% for the Alliance High Yield option. Because these yields reflect the deduction of Separate Account A expenses, including the annual administrative charge, they are lower than the yield figures for the corresponding Portfolios, which reflect only the deduction of Trust-level expenses.



FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    FSA-2
Financial Statements:
        Statements of Assets and Liabilities, December 31, 1999................................    FSA-3
        Statements of Operations for the Year Ended December 31, 1999..........................    FSA-7
        Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.....   FSA-11
        Notes to Financial Statements..........................................................   FSA-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................      F-1
        Consolidated Financial Statements:
        Consolidated Balance Sheets, December 31, 1999 and 1998................................      F-2
        Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997......      F-3
        Consolidated Statements of Shareholder's Equity, Years Ended December 31, 1999,
            1998 and 1997......................................................................      F-4
        Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997....      F-5
        Notes to Consolidated Financial Statements.............................................      F-6


                                     FSA-1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account A of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance Quality Bond, Alliance High Yield, Alliance Common Stock, Alliance Equity Index, Alliance Growth and Income, EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian Research, Capital Guardian US Equity, MFS Growth with Income, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, Alliance Global, Alliance International, Capital Guardian International, Morgan Stanley Emerging Markets Equity, EQ/Putnam International Equity, T. Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, EQ/Evergreen, Lazard Small Cap, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Balanced, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy and EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account A at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-2

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                        FIXED INCOME OPTIONS:
                                                          -------------------------------------------------------------------
                                                            ALLIANCE
                                                          INTERMEDIATE         ALLIANCE          ALLIANCE          ALLIANCE
                                                           GOVERNMENT           MONEY            QUALITY             HIGH
                                                           SECURITIES           MARKET            BOND               YIELD
                                                          ------------      ------------       -----------       ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................   $57,906,717
             163,287,918...............................                     $161,838,990
              94,146,952...............................                                        $87,638,085
             215,503,539...............................                                                          $162,851,355
           7,081,410,266...............................
           1,241,149,518...............................
             738,153,596...............................
             102,033,512...............................
Receivable for Trust shares sold.......................            --          1,028,717                --                 --
Due from Equitable Life's General Account
   (Note 3)............................................        47,887                 --                --            121,855
                                                          -----------       ------------       -----------       ------------
         Total assets..................................    57,954,604        162,867,707        87,638,085        162,973,210
                                                          -----------       ------------       -----------       ------------
LIABILITIES:
Payable for  Trust shares purchased....................        51,887                 --            44,501            109,010
Due to Equitable Life's General Account
   (Note 3)............................................            --          1,561,127           362,870                 --
                                                          -----------       ------------       -----------       ------------
         Total liabilities.............................        51,887          1,561,127           407,371            109,010
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................   $   308,836       $    277,983       $   208,331       $    317,227
Net Assets attributable to Contractowners..............    57,593,881        161,028,597        87,022,383        162,546,973
                                                          -----------       ------------       -----------       ------------
NET ASSETS.............................................   $57,902,717       $161,306,580       $87,230,714       $162,864,200
                                                          ===========       ============       ===========       ============


                                                                                             EQUITY OPTIONS:
                                                         ------------------------------------------------------------------------
                                                            ALLIANCE             ALLIANCE            ALLIANCE         EQ/ALLIANCE
                                                             COMMON               EQUITY             GROWTH &           PREMIER
                                                             STOCK                INDEX              INCOME             GROWTH
                                                         --------------       --------------       ------------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $   60,082,884...............................
             163,287,918...............................
              94,146,952...............................
             215,503,539...............................
           7,081,410,266...............................  $9,526,714,337
           1,241,149,518...............................                       $1,652,266,720
             738,153,596...............................                                            $870,429,052
             102,033,512...............................                                                              $112,446,542
Receivable for Trust shares sold.......................              --                   --                 --                --
Due from Equitable Life's General Account
   (Note 3)............................................       4,754,978            1,758,325          2,895,540         3,036,081
                                                         --------------       --------------       ------------      ------------
         Total assets..................................   9,531,469,315        1,654,025,045        873,324,592       115,482,623
                                                         --------------       --------------       ------------      ------------
LIABILITIES:
Payable for  Trust shares purchased....................       4,480,463            1,330,619          2,571,390         3,059,843
Due to Equitable Life's General Account
   (Note 3)............................................              --                   --                 --                --
                                                         --------------       --------------       ------------      ------------
         Total liabilities.............................       4,480,463            1,330,619          2,571,390         3,059,843
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    4,405,355       $      155,358       $    298,729      $      6,094
Net Assets attributable to Contractowners..............   9,522,583,497        1,652,539,068        870,454,473       112,416,686
                                                         --------------       --------------       ------------      ------------
NET ASSETS.............................................  $9,526,988,852       $1,652,694,426       $870,753,202      $112,422,780
                                                         ==============       ==============       ============      ============


------------------------
See Notes to Financial Statements.


                                     FSA-3

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------------------------------------
                                                         CALVERT       CAPITAL        CAPITAL
                                                        SOCIALLY       GUARDIAN       GUARDIAN       MFS GROWTH
                                                       RESPONSIBLE     RESEARCH      U.S. EQUITY     WITH INCOME      MFS RESEARCH
                                                       -----------     ---------     -----------     -----------      ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................  $2,619,135
               904,638...............................                  $933,921
             1,359,966...............................                                $1,434,095
             2,105,001...............................                                                $2,228,502
           142,661,215...............................                                                                 $170,641,453
            95,590,228...............................
            88,147,694...............................
               137,610...............................
           148,440,785...............................
Receivable for  Trust shares sold   .................          --            --              --              --                 --
Due from Equitable Life's General Account
   (Note 3)..........................................          --        17,498          34,287          97,247            638,785
                                                       ----------      --------      ----------      ----------       ------------
         Total assets................................   2,619,135       951,419       1,468,382       2,325,749        171,280,238
                                                       ----------      --------      ----------      ----------       ------------
LIABILITIES:
Payable for Trust shares purchased...................          --        17,498          34,287          97,247            638,743
Due to Equitable Life's General Account
   (Note 3)..........................................          --            --              --              --                 --
                                                       ----------      --------      ----------      ----------       ------------
         Total liabilities...........................          --        17,498          34,287          97,247            638,743
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $2,162,831      $ 25,662      $   26,093      $   25,961       $     68,297

Net Assets attributable to Contractowners............     456,304       908,259       1,408,002       2,202,541        170,573,198
                                                       ----------      --------      ----------      ----------       ------------
NET ASSETS...........................................  $2,619,135      $933,921      $1,434,095      $2,228,502       $170,641,495
                                                       ==========      ========      ==========      ==========       ============


                                                                        EQUITY OPTIONS (CONTINUED):
                                                       ----------------------------------------------------------------
                                                         MERRILL
                                                          LYNCH          EQ/PUTNAM       EQ/PUTNAM
                                                       BASIC VALUE        GROWTH &       INVESTORS        T. ROWE PRICE
                                                         EQUITY         INCOME VALUE      GROWTH          EQUITY INCOME
                                                       -----------      ------------     ---------        -------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  2,446,950...............................
               904,638...............................
             1,359,966...............................
             2,105,001...............................
           142,661,215...............................
            95,590,228...............................  $96,711,476
            88,147,694...............................                   $82,894,604
               137,610...............................                                    $144,275
           148,440,785...............................                                                     $146,836,293
Receivable for  Trust shares sold   .................           --                             --                   --
Due from Equitable Life's General Account
   (Note 3)..........................................      387,406          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
         Total assets................................   97,098,882       83,061,614       144,275          147,141,642
                                                       -----------      -----------      --------         ------------
LIABILITIES:
Payable for Trust shares purchased...................      387,381          167,010            --              305,349
Due to Equitable Life's General Account
   (Note 3)..........................................           --               --            --                   --
                                                       -----------      -----------      --------         ------------
         Total liabilities...........................      387,381          167,010            --              305,349
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).......................  $    92,069      $    37,968      $ 25,183         $     93,736

Net Assets attributable to Contractowners............   96,619,432       82,856,636       119,092          146,742,557
                                                       -----------      -----------      --------         ------------
NET ASSETS...........................................  $96,711,501      $82,894,604      $144,275         $146,836,293
                                                       ===========      ===========      ========         ============


------------------------
See Notes to Financial Statements.


                                     FSA-4

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                EQUITY OPTIONS (CONTINUED):
                                                         ----------------------------------------------------------------------
                                                                                                 CAPITAL         MORGAN STANLEY
                                                            ALLIANCE            ALLIANCE         GUARDIAN           EMERGING
                                                             GLOBAL           INTERNATIONAL    INTERNATIONAL     MARKETS EQUITY
                                                         --------------       -------------    -------------     --------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................  $1,012,530,908
             150,121,195...............................                       $170,754,238
                  52,943...............................                                           $60,652
              64,520,081...............................                                                           $70,941,248
                 232,702...............................
              94,262,015...............................
           2,936,518,572...............................
             132,783,835...............................
                 585,194...............................
Receivable for  Trust shares sold......................              --                 --             --                  --
Due from Equitable Life's General Account
   (Note 3)............................................       1,115,281            705,332         23,763             340,817
                                                         --------------       ------------        -------         -----------
         Total assets..................................   1,013,646,189        171,459,570         84,415          71,282,065
                                                         --------------       ------------        -------         -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,236,460            705,945             --             340,817
Due to Equitable Life's General Account
   (Note 3)............................................              --                 --             --                  --
                                                         --------------       ------------        -------         -----------
         Total liabilities.............................       1,236,460            705,945             --             340,817
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      327,840       $    296,064        $24,903         $ 1,815,808
Net Assets attributable to Contractowners..............   1,012,081,889        170,457,561         59,512          69,125,440
                                                         --------------       ------------        -------         -----------
NET ASSETS.............................................  $1,012,409,729       $170,753,625        $84,415         $70,941,248
                                                         ==============       ============        =======         ===========


                                                                                EQUITY OPTIONS (CONTINUED):
                                                         -------------------------------------------------------------------------
                                                           EQ/PUTNAM     T. ROWE PRICE      ALLIANCE        ALLIANCE
                                                         INTERNATIONAL   INTERNATIONAL     AGGRESSIVE       SMALL CAP       EQ/
                                                             EQUITY          STOCK            STOCK          GROWTH      EVERGREEN
                                                         -------------   -------------   --------------   ------------   ---------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $  766,621,720...............................
             150,121,195...............................
                  52,943...............................
              64,520,081...............................
                 232,702...............................  $247,014
              94,262,015...............................                  $112,485,497
           2,936,518,572...............................                                  $3,103,346,996
             132,783,835...............................                                                   $157,961,371
                 585,194...............................                                                                  $601,728
Receivable for  Trust shares sold......................        --                  --                --      8,394,247      4,299
Due from Equitable Life's General Account
   (Note 3)............................................        --             501,225         2,308,834             --         --
                                                         --------        ------------    --------------   ------------   --------
         Total assets..................................   247,014         112,986,722     3,105,655,830    166,355,618    606,027
                                                         --------        ------------    --------------   ------------   --------
LIABILITIES:
Payable for  Trust shares purchased....................        --             501,225         2,277,652             --         --
Due to Equitable Life's General Account
   (Note 3)............................................        --                  --                --      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
         Total liabilities.............................        --             501,225         2,277,652      8,378,678      4,299
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $ 25,835        $     65,454    $      622,815   $     19,011   $ 24,984
Net Assets attributable to Contractowners..............   221,179         112,420,043     3,102,755,363    157,957,929    576,744
                                                         --------        ------------    --------------   ------------   --------
NET ASSETS.............................................  $247,014        $112,485,497    $3,103,378,178   $157,976,940   $601,728
                                                         ========        ============    ==============   ============   ========


------------------------
See Notes to Financial Statements.


                                     FSA-5

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  EQUITY OPTIONS (CONCLUDED):            ASSET ALLOCATION OPTIONS:
                                                         -----------------------------------------   ------------------------------
                                                                        MFS
                                                         LAZARD       EMERGING      WARBURG PINCUS                       ALLIANCE
                                                         SMALL         GROWTH       SMALL COMPANY       ALLIANCE       CONSERVATIVE
                                                          CAP         COMPANIES         VALUE           BALANCED        INVESTORS
                                                         -------     ------------   --------------   --------------    ------------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................  $15,432
             481,452,421...............................              $706,184,521
              77,137,358...............................                              $77,385,072
           1,293,423,216...............................                                              $1,447,662,131
             133,146,188...............................                                                                $142,502,666
             891,309,537...............................
                 149,393...............................
              11,818,349...............................
              45,826,487...............................
Receivable for  Trust shares sold   ...................       --               --             --            385,629              --
Due from Equitable Life's General Account
   (Note 3)............................................      548        3,490,310        237,134                 --         217,358
                                                         -------     ------------    -----------     --------------    ------------
         Total assets..................................   15,980      709,674,831     77,622,206      1,448,047,760     142,720,024
                                                         -------     ------------    -----------     --------------    ------------
LIABILITIES:
Payable for  Trust shares purchased....................      650        3,448,913        233,408                 --         211,005
Due to Equitable Life's General Account
   (Note 3)............................................       --               --             --            161,997              --
                                                         -------     ------------    -----------     --------------    ------------
         Total liabilities.............................      650        3,448,913        233,408            161,997         211,005
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $    15     $      7,255    $   105,004     $      416,773    $    372,648
Net Assets attributable to Contractowners..............   15,315      706,218,663     77,283,794      1,447,468,990     142,136,371
                                                         -------     ------------    -----------     --------------    ------------
NET ASSETS.............................................  $15,330     $706,225,918    $77,388,798     $1,447,885,763    $142,509,019
                                                         =======     ============    ===========     ==============    ============


                                                                              ASSET ALLOCATION OPTIONS:
                                                         ------------------------------------------------------------------
                                                            ALLIANCE                           MERRILL LYNCH
                                                             GROWTH           EQ/EVERGREEN         WORLD         EQ/PUTNAM
                                                           INVESTORS           FOUNDATION        STRATEGY        BALANCED
                                                         --------------       ------------     -------------    -----------
ASSETS:
Investments in shares of The Trust,
   at market value (Note 2):
   Cost:  $       14,966...............................
             481,452,421...............................
              77,137,358...............................
           1,293,423,216...............................
             133,146,188...............................
             891,309,537...............................  $1,100,873,895
                 149,393...............................                        $153,654
              11,818,349...............................                                        $12,982,709
              45,826,487...............................                                                         $43,845,686
Receivable for  Trust shares sold   ...................              --              --                 --               --
Due from Equitable Life's General Account
   (Note 3)............................................       1,396,249          13,625          1,005,478          216,893
                                                         --------------        --------        -----------      -----------
         Total assets..................................   1,102,270,144         167,279         13,988,187       44,062,579
                                                         --------------        --------        -----------      -----------
LIABILITIES:
Payable for  Trust shares purchased....................       1,456,888          13,625              5,478          216,893
Due to Equitable Life's General Account
   (Note 3)............................................              --              --                 --               --
                                                         --------------        --------        -----------      -----------
         Total liabilities.............................       1,456,888          13,625              5,478          216,893
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========
Amount retained by Equitable Life in
   Separate Account A (Note 6).........................  $      357,746        $ 25,151        $ 1,984,816      $    91,201
Net Assets attributable to Contractowners..............   1,100,455,510         128,503         11,997,893       43,754,485
                                                         --------------        --------        -----------      -----------
NET ASSETS.............................................  $1,100,813,256        $153,654        $13,982,709      $43,845,686
                                                         ==============        ========        ===========      ===========


------------------------
See Notes to Financial Statements.


                                     FSA-6

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              FIXED INCOME OPTIONS:
                                                      ----------------------------------------------------------------------
                                                        ALLIANCE
                                                      INTERMEDIATE
                                                       GOVERNMENT          ALLIANCE          ALLIANCE          ALLIANCE HIGH
                                                       SECURITIES        MONEY MARKET      QUALITY BOND           YIELD
                                                      -----------        ------------      ------------        -------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $ 2,937,999        $ 6,632,786       $ 4,553,232         $ 19,034,530
                                                      -----------        -----------       -----------         ------------
Expenses (Note 3):
      Asset-based charges..........................       758,673          1,934,895         1,173,541            2,413,928
Less: Reduction for expense limitation.............         7,493             58,246                --                2,104
                                                      -----------        -----------       -----------         ------------
      Net expenses.................................       751,180          1,876,649         1,173,541            2,411,824
                                                      -----------        -----------       -----------         ------------
NET INVESTMENT INCOME (LOSS).......................     2,186,819          4,756,137         3,379,691           16,622,706
                                                      -----------        -----------       -----------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........       302,141          1,316,696           191,231           (8,436,859)
      Realized gain distribution from
         The Trust.................................            --              4,911           318,916              180,607
                                                      -----------        -----------       -----------         ------------
   Net realized gain (loss)........................       302,141          1,321,607           510,147           (8,256,252)
   Change in unrealized appreciation
      (depreciation) of investments................    (3,147,010)        (1,138,368)       (6,837,979)         (16,895,279)
                                                      -----------        -----------       -----------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    (2,844,869)           183,239        (6,327,832)         (25,151,531)
                                                      -----------        -----------       -----------         ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $  (658,050)       $ 4,939,376       $(2,948,141)        $ (8,528,825)
                                                      ===========        ===========       ===========         ============



                                                                                    EQUITY OPTIONS:
                                                      ---------------------------------------------------------------------------
                                                                                                                      EQ/ALLIANCE
                                                      ALLIANCE COMMON       ALLIANCE EQUITY      ALLIANCE GROWTH        PREMIER
                                                          STOCK                 INDEX              & INCOME           GROWTH (A)
                                                      ---------------       ---------------      ---------------      -----------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.....................   $   51,104,424         $ 14,960,854         $  1,997,933        $    66,348
                                                      --------------         ------------         ------------        -----------
Expenses (Note 3):
      Asset-based charges..........................      121,577,640           19,026,732            9,772,896            233,917
Less: Reduction for expense limitation.............        6,643,743                   --                   --                 --
                                                      --------------         ------------         ------------        -----------
      Net expenses.................................      114,933,897           19,026,732            9,772,896            233,917
                                                      --------------         ------------         ------------        -----------
NET INVESTMENT INCOME (LOSS).......................      (63,829,473)          (4,065,878)          (7,774,963)          (167,569)
                                                      --------------         ------------         ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........      304,121,396          121,577,058            5,912,796            706,229
      Realized gain distribution from
         The Trust.................................    1,263,337,800           12,305,386           78,401,040            232,218
                                                      --------------         ------------         ------------        -----------
   Net realized gain (loss)........................    1,567,459,196          133,882,444           84,313,836            938,447
   Change in unrealized appreciation
      (depreciation) of investments................      320,673,163          118,641,942           39,845,140         10,413,030
                                                      --------------         ------------         ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    1,888,132,359          252,524,386          124,158,976         11,351,477
                                                      --------------         ------------         ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $1,824,302,886         $248,458,508         $116,384,013        $11,183,908
                                                      ==============         ============         ============        ===========


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-7

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                Equity Options (Continued):
                                                      -----------------------------------------------------------------------
                                                                               CAPITAL            CAPITAL          MFS GROWTH
                                                       CALVERT SOCIALLY        GUARDIAN           GUARDIAN            WITH
                                                       RESPONSIBLE (A)       RESEARCH (A)      U.S. EQUITY (A)     INCOME (A)
                                                       ----------------      ------------      ---------------     ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................        $     --            $ 1,409            $ 2,643           $  6,665
                                                           --------            -------            -------           --------
Expenses (Note 3):
      Asset-based charges..........................             852              1,505              3,056              4,451
Less: Reduction for expense limitation.............              --                 --                 --                 --
                                                           --------            -------            -------           --------
      Net expenses.................................             852              1,505              3,056              4,451
                                                           --------            -------            -------           --------
NET INVESTMENT INCOME (LOSS).......................            (852)               (96)              (413)             2,214
                                                           --------            -------            -------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........           1,827             19,055             (2,061)            (1,566)
      Realized gain distribution from
         The Trust.................................          14,015                136              3,439                 --
                                                           --------            -------            -------           --------
   Net realized gain (loss)........................          15,842             19,191              1,378             (1,566)
   Change in unrealized appreciation
      (depreciation) of investments................         172,185             29,283             74,129            123,501
                                                           --------            -------            -------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................         188,027             48,474             75,507            121,935
                                                           --------            -------            -------           --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............        $187,175            $48,378            $75,094           $124,149
                                                           ========            =======            =======           ========


                                                                                Equity Options (Continued):
                                                      ---------------------------------------------------------------------
                                                                                              EQ/PUTNAM
                                                                          MERRILL LYNCH        GROWTH &          EQ/PUTNAM
                                                                          BASIC VALUE           INCOME           INVESTORS
                                                      MFS RESEARCH           EQUITY             VALUE            GROWTH (A)
                                                      ------------        -------------     ------------         ----------
INCOME AND EXPENSES:
Investment Income (Note 2):
      Dividends from The Trust.....................   $   184,100         $ 1,148,124       $  1,073,404         $    --
                                                      -----------         -----------       ------------         -------
Expenses (Note 3):
      Asset-based charges..........................     1,819,815           1,032,563          1,129,545            121
Less: Reduction for expense limitation.............            --                  --                 --             --
                                                      -----------         -----------       ------------         -------
      Net expenses.................................     1,819,815           1,032,563          1,129,545            121
                                                      -----------         -----------       ------------         -------
NET INVESTMENT INCOME (LOSS).......................    (1,635,715)            115,561            (56,141)          (121)
                                                      -----------         -----------       ------------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..........    13,149,852           5,360,258          2,754,940              6
      Realized gain distribution from
         The Trust.................................     3,784,361           4,821,412          5,808,382          1,806
                                                      -----------         -----------       ------------         -------
   Net realized gain (loss)........................    16,934,213          10,181,670          8,563,322          1,812
   Change in unrealized appreciation
      (depreciation) of investments................    14,109,284            (127,488)       (11,414,919)         6,665
                                                      -----------         -----------       ------------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..................................    31,043,497          10,054,182         (2,851,597)         8,477
                                                      -----------         -----------       ------------         -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)..............   $29,407,782         $10,169,743       $ (2,907,738)        $8,356
                                                      ===========         ===========       ============         ======


------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-8

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Continued):
                                           --------------------------------------------------------------------------
                                                                                                        CAPITAL
                                             T. ROWE PRICE                          ALLIANCE            GUARDIAN
                                             EQUITY INCOME     ALLIANCE GLOBAL    INTERNATIONAL    INTERNATIONAL (A)
                                           ----------------   -----------------  ---------------  -------------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........     $ 2,775,622       $    783,566       $        --         $   --
                                              -----------       ------------       -----------         ------
Expenses (Note 3):
      Asset-based charges ...............       1,967,072         10,979,287         1,860,758             75
Less: Reduction for expense limitation ..              --                 --                --             --
                                              -----------       ------------       -----------         ------
      Net expenses ......................       1,967,072         10,979,287         1,860,758             75
                                                                                   -----------         ------
NET INVESTMENT INCOME (LOSS) ............         808,550        (10,195,721)       (1,860,758)           (75)
                                              -----------       ------------       -----------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments       4,579,254         90,103,575        31,152,702              5
      Realized gain distribution from
         The Trust ......................       5,792,887         62,266,802         2,919,087             --
                                              -----------       ------------       -----------         ------
   Net realized gain (loss) .............      10,372,141        152,370,377        34,071,789              5
   Change in unrealized appreciation
      (depreciation) of investments .....      (9,195,970)       128,133,406        18,061,228          7,708
                                              -----------       ------------       -----------         ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................       1,176,171        280,503,783        52,133,017          7,713
                                              -----------       ------------       -----------         ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...     $ 1,984,721       $270,308,062       $50,272,259         $7,638
                                              ===========       ============       ===========         ======

                                                                           Equity Options (Continued):
                                           -----------------------------------------------------------------------------------------
                                            MORGAN STANLEY      EQ/PUTNAM      T. ROWE PRICE
                                               EMERGING       INTERNATIONAL     INTERNATIONAL        ALLIANCE        ALLIANCE SMALL
                                            MARKETS EQUITY      EQUITY (A)          STOCK        AGGRESSIVE STOCK      CAP GROWTH
                                           ----------------  ---------------  ----------------  ------------------  ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust ..........    $        --        $   2,705        $   409,202       $  9,326,310        $        --
                                             -----------        ---------        -----------       ------------        -----------
Expenses (Note 3):
      Asset-based charges ...............        408,713              221          1,142,190         39,543,477          1,657,966
Less: Reduction for expense limitation ..             --               --                 --          2,850,436                 --
                                             -----------        ---------        -----------       ------------        -----------
      Net expenses ......................        408,713              221          1,142,190         36,693,041          1,657,966
                                             -----------        ---------        -----------       ------------        -----------
NET INVESTMENT INCOME (LOSS) ............       (408,713)           2,484           (732,988)       (27,366,731)        (1,657,966)
                                             -----------        ---------        -----------       ------------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments     19,242,288               17         14,429,637        (62,580,567)        20,167,565
      Realized gain distribution from
         The Trust ......................        726,334            8,191          1,135,189        182,510,142                 --
                                             -----------        ---------        -----------       ------------        -----------
   Net realized gain (loss) .............     19,968,622            8,208         15,564,826        119,929,575         20,167,565
   Change in unrealized appreciation
      (depreciation) of investments .....      7,484,816           14,312         10,967,057        376,094,230         14,165,644
                                             -----------        ---------        -----------       ------------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .......................     27,453,438           22,520         26,531,883        496,023,805         34,333,209
                                             -----------        ---------        -----------       ------------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2) ...    $27,044,725        $  25,004        $25,798,895       $468,657,074        $32,675,243
                                             ===========        =========        ===========       ============        ===========

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-9

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                 Equity Options (Concluded):
                                             --------------------------------------------------------------------
                                                                                                     WARBURG
                                                   EQ/            LAZARD         MFS EMERGING      PINCUS SMALL
                                              EVERGREEN (A)    SMALL CAP (A)   GROWTH COMPANIES   COMPANY VALUE
                                             ---------------- ---------------- -----------------  ---------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............       $ 2,596           $   42         $         --      $   146,193
                                                ----------      -----------    -----------------  ---------------
Expenses (Note 3):
      Asset-based charges..................         1,086               10            4,720,964        1,056,877
Less: Reduction for expense limitation.....            --               --                   --               --
                                                ----------      -----------    -----------------  ---------------
      Net expenses.........................         1,086               10            4,720,964        1,056,877
                                                ----------      -----------    -----------------  ---------------
NET INVESTMENT INCOME (LOSS)...............         1,510               32           (4,720,964)        (910,684)
                                                ----------      -----------    -----------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        21,001              (89)          61,863,513       (7,130,907)
      Realized gain distribution from
         The Trust.........................            --               68           11,833,932               --
                                                ----------      -----------    -----------------  ---------------
   Net realized gain (loss)................        21,001              (21)          73,697,445       (7,130,907)
   Change in unrealized appreciation
      (depreciation) of investments........        16,534              466          189,033,575        7,537,570
                                                ----------      -----------    -----------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................        37,535              445          262,731,020          406,663
                                                ----------      -----------    -----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......       $39,045           $  477         $258,010,056      $  (504,021)
                                                ==========      ===========    =================  ===============

                                                             Asset Allocation Options:
                                             ------------------------------------------------------
                                                                   ALLIANCE
                                                 ALLIANCE        CONSERVATIVE     ALLIANCE GROWTH
                                                 BALANCED          INVESTORS         INVESTORS
                                             -----------------  ----------------  -----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............      $ 38,003,635       $ 4,691,893       $ 15,432,724
                                             -----------------  ----------------  -----------------
Expenses (Note 3):
      Asset-based charges..................        19,917,253         1,743,144         12,546,669
Less: Reduction for expense limitation.....         2,095,569                --                 --
                                             -----------------  ----------------  -----------------
      Net expenses.........................        17,821,684         1,743,144         12,546,669
                                             -----------------  ---------------   -----------------
NET INVESTMENT INCOME (LOSS)...............        20,181,951         2,948,749          2,886,055
                                             -----------------  ----------------  -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..        13,692,432         1,638,812         12,741,923
      Realized gain distribution from
         The Trust.........................       133,932,137         5,885,004         94,424,163
                                             -----------------  ----------------  -----------------
   Net realized gain (loss)................       147,624,569         7,523,816        107,166,086
   Change in unrealized appreciation
      (depreciation) of investments........        39,004,307           689,307        106,086,756
                                             -----------------  ----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................       186,628,876         8,213,123        213,252,842
                                             -----------------  ----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......      $206,810,827       $11,161,872       $216,138,897
                                             =================  ================  =================

                                                        Asset Allocation Options:
                                             ---------------------------------------------------

                                               EQ/EVERGREEN     MERRILL LYNCH         EQ/
                                              FOUNDATION (A)    WORLD STRATEGY   PUTNAM BALANCED
                                             ------------------ --------------- ----------------
INCOME AND EXPENSES:
   Investment Income (Note 2):
      Dividends from The Trust.............         $1,116          $  101,490      $ 1,154,530
                                                 ----------     --------------- ----------------
Expenses (Note 3):
      Asset-based charges..................            202             136,368          554,156
Less: Reduction for expense limitation.....             --                  --               --
                                                 ----------     --------------- ----------------
      Net expenses.........................            202             136,368          554,156
                                                 ----------     --------------- ----------------
NET INVESTMENT INCOME (LOSS)...............            914             (34,878)         600,374
                                                 ----------     --------------- ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 2):
      Realized gain (loss) on investments..             63           1,380,620        1,111,281
      Realized gain distribution from
         The Trust.........................             --             163,800        1,419,016
                                                 ----------     --------------- ----------------
   Net realized gain (loss)................             63           1,544,420        2,530,297
   Change in unrealized appreciation
      (depreciation) of investments........          4,261             669,904       (3,992,030)
                                                 ----------     --------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS..........................          4,324           2,214,324       (1,461,733)
                                                 ----------     --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS (NOTE 2)......         $5,238          $2,179,446      $  (861,359)
                                                 ==========     =============== ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-10

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,

                                                                                            FIXED INCOME OPTIONS:
                                                                   ---------------------------------------------------------------
                                                                          ALLIANCE INTERMEDIATE                ALLIANCE
                                                                          GOVERNMENT SECURITIES              MONEY MARKET
                                                                   ----------------------------------   --------------------------
                                                                          1999              1998             1999         1998
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................         $ 2,186,819       $ 1,762,313    $  4,756,137  $  3,823,222
   Net realized gain (loss) on investments....................             302,141           470,342       1,321,607       238,059
   Change in unrealized appreciation
      (depreciation) of investments...........................          (3,147,010)          512,287      (1,138,368)      121,024
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from operations......            (658,050)        2,744,942       4,939,376     4,182,305
                                                                   ----------------  ----------------   ------------- ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................          10,803,619        10,106,543      72,843,109    59,238,443
      Transfers from other Funds and
         Guaranteed Interest Account..........................          17,510,838        23,196,411     151,517,985    99,124,881
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          28,314,457        33,302,954     224,361,094   158,363,324
                                                                   ----------------  ----------------   ------------- ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................           7,077,940         5,018,282      32,264,005    25,401,484
      Transfers to other Funds and
         Guaranteed Interest Account..........................          16,376,682        14,425,062     161,836,076   108,901,266
      Withdrawal and administrative charges...................              61,594            75,927         265,560       307,072
                                                                   ----------------  ----------------   ------------- ------------
            Total.............................................          23,516,216        19,519,271     194,365,641   134,609,822
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................           4,798,241        13,783,683      29,995,453    23,753,502
                                                                   ----------------  ----------------   ------------- ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........             (90,814)         (610,623)        285,634    (1,229,280)
                                                                   ----------------  ----------------   ------------- ------------
INCREASE (DECREASE) IN NET ASSETS.............................           4,049,377        15,918,002      35,220,463    26,706,527
NET ASSETS -- BEGINNING OF PERIOD.............................          53,853,340        37,935,338     126,086,117    99,379,590
                                                                   ----------------  ----------------   ------------- ------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................         $57,902,717       $53,853,340    $161,306,580  $126,086,117
                                                                   ================  ================   ============= ============

                                                                                        FIXED INCOME OPTIONS:
                                                                   ----------------------------------------------------------
                                                                             ALLIANCE                      ALLIANCE
                                                                           QUALITY BOND                   HIGH YIELD
                                                                   --------------------------   -----------------------------
                                                                        1999         1998             1999           1998
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...............................      $ 3,379,691   $ 2,601,044    $ 16,622,706   $ 17,912,128
   Net realized gain (loss) on investments....................          510,147     1,993,466      (8,256,252)     3,914,555
   Change in unrealized appreciation
      (depreciation) of investments...........................       (6,837,979)     (486,113)    (16,895,279)   (36,813,923)
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from operations......       (2,948,141)    4,108,397      (8,528,825)   (14,987,240)
                                                                    ------------ -------------   -------------  -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions...........................................       17,826,110    20,999,014      26,936,544     52,878,815
      Transfers from other Funds and
         Guaranteed Interest Account..........................       23,994,287    46,264,543      30,740,677    114,552,746
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       41,820,397    67,263,557      57,677,221    167,431,561
                                                                    ------------ -------------   -------------  -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits...................................        8,423,954     4,294,846      18,107,373     15,414,754
      Transfers to other Funds and
         Guaranteed Interest Account..........................       25,178,431    26,129,927      66,186,094     96,757,242
      Withdrawal and administrative charges.....                         69,431        64,190         262,567        269,447
                                                                    ------------ -------------   -------------  -------------
            Total.............................................       33,671,816    30,488,963      84,556,034    112,441,443
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in net assets from
      Contractowners transactions.............................        8,148,581    36,774,594     (26,878,813)    54,990,118
                                                                    ------------ -------------   -------------  -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)...........          117,914      (387,566)       (118,422)    (1,942,757)
                                                                    ------------ -------------   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS.............................        5,318,354    40,495,424     (35,526,060)    38,060,121
NET ASSETS -- BEGINNING OF PERIOD.............................       81,912,360    41,416,935     198,390,260    160,330,139
                                                                    ------------ -------------   -------------  -------------
NET ASSETS -- END OF PERIOD (NOTE 1)..........................      $87,230,714   $81,912,360    $162,864,200   $198,390,260
                                                                    ============ =============   =============  =============

------------------------
See Notes to Financial Statements.


                                     FSA-11

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          COMMON STOCK
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................             $  (63,829,473)    $   (46,516,714)
   Net realized gain (loss) on investments...........................              1,567,459,196       1,122,099,298
   Change in unrealized appreciation
      (depreciation) of investments..................................                320,673,163         573,857,850
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............              1,824,302,886       1,649,440,434
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                559,831,359         526,598,693
      Transfers from other Funds and
         Guaranteed Interest Account.................................              1,373,905,485       1,219,987,398
                                                                             -------------------- -------------------
            Total....................................................              1,933,736,844       1,746,586,091
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                645,258,965         439,741,977
      Transfers to other Funds and
         Guaranteed Interest Account.................................              1,305,180,800       1,134,646,060
      Withdrawal and administrative charges.....                                       7,166,669           7,821,832
                                                                             -------------------- -------------------
            Total....................................................              1,957,606,434       1,582,209,869
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                (23,869,590)        164,376,222
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (3,359,970)        (56,413,626)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................              1,797,073,326       1,757,403,030
NET ASSETS -- BEGINNING OF PERIOD....................................              7,729,915,526       5,972,512,496
                                                                             -------------------- -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................             $9,526,988,852      $7,729,915,526
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ----------------------------------------
                                                                                            ALLIANCE
                                                                                          EQUITY INDEX
                                                                             ----------------------------------------
                                                                                    1999                1998
                                                                             -------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $    (4,065,878)    $    (1,365,362)
   Net realized gain (loss) on investments...........................                133,882,444          40,417,098
   Change in unrealized appreciation
      (depreciation) of investments..................................                118,641,942         170,263,193
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from operations.............                248,458,508         209,314,929
                                                                             -------------------- -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                207,110,009         169,623,980
      Transfers from other Funds and
         Guaranteed Interest Account.................................                843,228,288         637,861,607
                                                                             -------------------- -------------------
            Total....................................................              1,050,338,297         807,485,587
                                                                             -------------------- -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                110,899,865          55,265,209
      Transfers to other Funds and
         Guaranteed Interest Account.................................                685,337,381         455,238,354
      Withdrawal and administrative charges.....                                       1,410,369           1,207,740
                                                                             -------------------- -------------------
            Total....................................................                797,647,615         511,711,303
                                                                             -------------------- -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................                252,690,682         295,774,284
                                                                             -------------------- -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                 (1,458,118)         (7,530,762)
                                                                             -------------------- -------------------

INCREASE (DECREASE) IN NET ASSETS....................................                499,691,072         497,558,451
NET ASSETS-- BEGINNING OF PERIOD.....................................              1,153,003,354         655,444,903
                                                                             -------------------- -------------------
NET ASSETS-- END OF PERIOD (NOTE 1)..................................             $1,652,694,426      $1,153,003,354
                                                                             ==================== ===================

                                                                                                Equity Options:
                                                                             ------------------------------------------------------
                                                                                                                     EQ/ALLIANCE
                                                                                          ALLIANCE                     PREMIER
                                                                                      GROWTH & INCOME                GROWTH (A)
                                                                             -----------------------------------  -----------------
                                                                                  1999              1998               1999
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................            $ (7,774,963)     $ (4,742,310)      $   (167,569)
   Net realized gain (loss) on investments...........................              84,313,836        51,666,978            938,447
   Change in unrealized appreciation
      (depreciation) of investments..................................              39,845,140        39,346,894         10,413,030
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from operations.............             116,384,013        86,271,562         11,183,908
                                                                             ----------------- -----------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................             123,351,766       101,906,524         19,961,106
      Transfers from other Funds and
         Guaranteed Interest Account.................................             190,419,567       162,800,542         94,910,089
                                                                             ----------------- -----------------  -----------------
            Total....................................................             313,771,333       264,707,066        114,871,195
                                                                             ----------------- -----------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................              54,339,299        30,427,264            460,182
      Transfers to other Funds and
         Guaranteed Interest Account.................................             103,291,011        89,917,684         13,207,345
      Withdrawal and administrative charges.....                                      742,582           678,233              3,650
                                                                             ----------------- -----------------  -----------------
            Total....................................................             158,372,892       121,023,181         13,671,177
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             155,398,441       143,683,885        101,200,018
                                                                             ----------------- -----------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................                (794,427)       (4,193,814)            38,854
                                                                             ----------------- -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS....................................             270,988,027       225,761,633        112,422,780
NET ASSETS -- BEGINNING OF PERIOD....................................             599,765,175       374,003,542                 --
                                                                             ----------------- -----------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................            $870,753,202      $599,765,175       $112,422,780
                                                                             ================= =================  =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.

                                     FSA-12

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                      ---------------------------------------------------------
                                                                           CALVERT             CAPITAL            CAPITAL
                                                                           SOCIALLY            GUARDIAN        GUARDIAN U.S.
                                                                       RESPONSIBLE (A)       RESEARCH (A)        EQUITY (A)
                                                                      -------------------   ---------------   -----------------
                                                                            1999                1999               1999
                                                                      -------------------   ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................      $      (852)         $      (96)        $     (413)
   Net realized gain (loss) on investments...........................           15,842              19,191              1,378
   Change in unrealized appreciation
      (depreciation) of investments..................................          172,185              29,283             74,129
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from operations.............          187,175              48,378             75,094
                                                                        ---------------     ---------------    ---------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           50,075             372,085            386,988
      Transfers from other Funds and
         Guaranteed Interest Account.................................          454,057             840,605          1,098,135
                                                                        ---------------     ---------------    ---------------
            Total....................................................          504,132           1,212,690          1,485,123
                                                                        ---------------     ---------------    ---------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --                 902             17,579
      Transfers to other Funds and
         Guaranteed Interest Account.................................           72,191             351,450            133,777
      Withdrawal and administrative  charges.........................               54                   1                 13
                                                                        ---------------     ---------------    ---------------
            Total....................................................           72,245             352,353            151,369
                                                                        ---------------     ---------------    ---------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          431,887             860,337          1,333,754
                                                                        ---------------     ---------------    ---------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        2,000,073              25,206             25,247
                                                                        ---------------     ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS....................................        2,619,135             933,921          1,434,095
NET ASSETS -- BEGINNING OF PERIOD....................................               --                  --                 --
                                                                        ---------------     ---------------    ---------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................      $ 2,619,135          $  933,921         $1,434,095
                                                                        ===============     ===============    ===============

                                                                                  EQUITY SERIES (CONTINUED):
                                                                      -------------------------------------------------------
                                                                       MFS GROWTH
                                                                          WITH
                                                                       INCOME (A)                  MFS RESEARCH
                                                                      --------------   --------------------------------------
                                                                          1999               1999                1998
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................    $    2,214         $ (1,635,715)       $   (486,308)
   Net realized gain (loss) on investments...........................        (1,566)          16,934,213            (916,443)
   Change in unrealized appreciation
      (depreciation) of investments..................................       123,501           14,109,284          13,393,079
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from operations.............       124,149           29,407,782          11,990,328
                                                                      --------------   ------------------   -----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................       891,850           30,557,735          26,220,920
      Transfers from other Funds and
         Guaranteed Interest Account.................................     1,303,993           79,447,062          79,372,885
                                                                      --------------   ------------------   -----------------
            Total....................................................     2,195,843          110,004,797         105,593,805
                                                                      --------------   ------------------   -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................        15,682            7,842,822           2,234,932
      Transfers to other Funds and
         Guaranteed Interest Account.................................       100,983           63,062,485          39,937,639
      Withdrawal and administrative  charges.........................            30              132,468              56,352
                                                                      --------------   ------------------   -----------------
            Total....................................................       116,695           71,037,775          42,228,923
                                                                      --------------   ------------------   -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................     2,079,148           38,967,022          63,364,882
                                                                      --------------   ------------------   -----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................        25,205             (131,866)         (3,618,924)
                                                                      --------------   ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS....................................     2,228,502           68,242,938          71,736,286
NET ASSETS -- BEGINNING OF PERIOD....................................            --          102,398,557          30,662,271
                                                                      --------------   ------------------   -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................    $2,228,502         $170,641,495        $102,398,557
                                                                      ==============   ==================   =================

                                                                           EQUITY SERIES (CONTINUED):
                                                                      -----------------------------------
                                                                                MERRILL LYNCH
                                                                              BASIC VALUE EQUITY
                                                                      -----------------------------------
                                                                           1999               1998
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................     $   115,561        $    56,464
   Net realized gain (loss) on investments...........................      10,181,670            703,647
   Change in unrealized appreciation
      (depreciation) of investments..................................       (127,488)          1,021,838
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from operations.............      10,169,743          1,781,949
                                                                      ----------------   ----------------

FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................      18,954,806         18,099,811
      Transfers from other Funds and
         Guaranteed Interest Account.................................      51,439,310         54,374,032
                                                                      ----------------   ----------------
            Total....................................................      70,394,116         72,473,843
                                                                      ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................       4,950,153          1,998,824
      Transfers to other Funds and
         Guaranteed Interest Account.................................      36,220,977         31,529,622
      Withdrawal and administrative  charges.........................          75,889             37,806
                                                                      ----------------   ----------------
            Total....................................................      41,247,019         33,566,252
                                                                      ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................      29,147,097         38,907,591
                                                                      ----------------   ----------------
   Net  increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................         (77,654)        (2,107,254)
                                                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS....................................      39,239,186         38,582,286
NET ASSETS -- BEGINNING OF PERIOD....................................      57,472,315         18,890,029
                                                                      ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................     $96,711,501        $57,472,315
                                                                      ================   ================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-13

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                              EQUITY SERIES (CONTINUED):
                                                               -------------------------------------------------
                                                                                                    EQ/PUTNAM
                                                                                                    INVESTORS
                                                                EQ/PUTNAM GROWTH & INCOME VALUE       GROWTH
                                                               ----------------------------------- -------------
                                                                    1999               1998            1999
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................      $    (56,141)      $   (27,881)     $   (121)
   Net realized gain (loss) on investments...................         8,563,322           241,200         1,812
   Change in unrealized appreciation
      (depreciation) of investments..........................       (11,414,919)        5,418,025         6,665
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from operations.....        (2,907,738)        5,631,344         8,356
                                                               -----------------  ---------------- -------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................        15,111,566        21,041,270         4,282
      Transfers from other Funds and
         Guaranteed Interest Account.........................        21,929,146        31,492,288       106,618
                                                               -----------------  ---------------- -------------
            Total............................................        37,040,712        52,533,558       110,900
                                                               -----------------  ---------------- -------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         5,975,591         2,208,567            --
      Transfers to other Funds and
         Guaranteed Interest Account.........................        19,982,421         9,702,715            --
      Withdrawal and administrative charges..................            95,368            53,830            --
                                                               -----------------  ---------------- -------------
            Total............................................        26,053,380        11,965,112            --
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................        10,987,332        40,568,446       110,900
                                                               -----------------  ---------------- -------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........          (173,782)       (2,075,426)       25,019
                                                               -----------------  ---------------- -------------
INCREASE (DECREASE) IN NET ASSETS............................         7,905,812        44,124,364       144,275
NET ASSETS -- BEGINNING OF PERIOD............................        74,988,792        30,864,428            --
                                                               -----------------  ---------------- -------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................      $ 82,894,604       $74,988,792      $144,275
                                                               =================  ================ =============

                                                                    EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                         T. ROWE PRICE
                                                                         EQUITY INCOME
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $    808,550      $    972,619
   Net realized gain (loss) on investments...................         10,372,141         1,957,941
   Change in unrealized appreciation
      (depreciation) of investments..........................         (9,195,970)        4,171,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....          1,984,721         7,102,448
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         22,420,408        34,984,402
      Transfers from other Funds and
         Guaranteed Interest Account.........................         32,033,807        70,500,028
                                                               ------------------ -----------------
            Total............................................         54,454,215       105,484,430
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         10,573,400         4,063,205
      Transfers to other Funds and
         Guaranteed Interest Account.........................         38,746,496        26,010,302
      Withdrawal and administrative charges..................            143,698            88,752
                                                               ------------------ -----------------
            Total............................................         49,463,594        30,162,259
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................          4,990,621        75,322,171
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........           (117,973)       (2,151,022)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................          6,857,369        80,273,597
NET ASSETS -- BEGINNING OF PERIOD............................        139,978,924        59,705,327
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $146,836,293      $139,978,924
                                                               ================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               --------------------------------------

                                                                         ALLIANCE GLOBAL
                                                               --------------------------------------
                                                                      1999               1998
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $  (10,195,721)     $   (952,981)
   Net realized gain (loss) on investments...................          152,370,377        59,782,149
   Change in unrealized appreciation
      (depreciation) of investments..........................          128,133,406        60,932,110
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from operations.....          270,308,062       119,761,278
                                                               -------------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................           75,156,941        73,052,084
      Transfers from other Funds and
         Guaranteed Interest Account.........................          328,119,254        97,000,214
                                                               -------------------- -----------------
            Total............................................          403,276,195       170,052,298
                                                               -------------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................           66,837,255        45,379,156
      Transfers to other Funds and
         Guaranteed Interest Account.........................          320,264,708       124,416,716
      Withdrawal and administrative charges..................              875,060         1,061,880
                                                               -------------------- -----------------
            Total............................................          387,977,023       170,857,752
                                                               -------------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................           15,299,172          (805,454)
                                                               -------------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........             (355,951)       (7,993,835)
                                                               -------------------- -----------------
INCREASE (DECREASE) IN NET ASSETS............................          285,251,283       110,961,989
NET ASSETS-- BEGINNING OF PERIOD.............................          727,158,446       616,196,457
                                                               -------------------- -----------------
NET ASSETS-- END OF PERIOD (NOTE 1)..........................       $1,012,409,729      $727,158,446
                                                               ==================== =================

                                                                     EQUITY SERIES (CONTINUED):
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                         INTERNATIONAL
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..............................       $ (1,860,758)     $    630,063
   Net realized gain (loss) on investments...................         34,071,789        (6,291,778)
   Change in unrealized appreciation
      (depreciation) of investments..........................         18,061,228        17,134,710
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations.....         50,272,259        11,472,995
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..........................................         21,074,414        18,021,919
      Transfers from other Funds and
         Guaranteed Interest Account.........................        648,133,522       252,313,930
                                                               ------------------ -----------------
            Total............................................        669,207,936       270,335,849
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..................................         11,095,235         9,618,434
      Transfers to other Funds and
         Guaranteed Interest Account.........................        667,775,669       259,822,531
      Withdrawal and administrative charges..................            186,358           226,908
                                                               ------------------ -----------------
            Total............................................        679,057,262       269,667,873
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions............................         (9,849,326)          667,976
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..........            115,663        (1,963,601)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS............................         40,538,596        10,177,370
NET ASSETS -- BEGINNING OF PERIOD............................        130,215,029       120,037,659
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).........................       $170,753,625      $130,215,029
                                                               ================== =================

------------------------
See Notes to Financial Statements.


                                     FSA-14

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQUITY SERIES (CONTINUED):
                                                                         --------------------------------------------------------
                                                                              CAPITAL
                                                                              GUARDIAN                  MORGAN STANLEY
                                                                         INTERNATIONAL (A)         EMERGING MARKETS EQUITY
                                                                         --------------------  ----------------------------------
                                                                                1999                1999              1998
                                                                         --------------------  ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................          $     (75)          $   (408,713)     $   (77,914)
   Net realized gain (loss) on investments...........................                  5             19,968,622       (4,762,302)
   Change in unrealized appreciation
      (depreciation) of investments..................................              7,708              7,484,816           34,335
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from operations.............              7,638             27,044,725       (4,805,881)
                                                                             ------------      ----------------- ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................                246              7,422,677        4,268,805
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................             51,521            256,457,729       58,497,186
                                                                             ------------      ----------------- ----------------
            Total....................................................             51,767            263,880,406       62,765,991
                                                                             ------------      ----------------- ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................                 --              2,295,400          371,931
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................                 --            230,400,637       55,007,653
      Withdrawal and administrative charges..........................                 --                 25,133           12,342
                                                                             ------------      ----------------- ----------------
            Total....................................................                 --            232,721,170       55,391,926
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................             51,767             31,159,236        7,374,065
                                                                             ------------      ----------------- ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             25,010             (3,346,947)          74,039
                                                                             ------------      ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS....................................             84,415             54,857,014        2,642,223
NET ASSETS -- BEGINNING OF PERIOD....................................                 --             16,084,234       13,442,011
                                                                             ------------      ----------------- ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................           $ 84,415           $ 70,941,248      $16,084,234
                                                                             ============      ================= ================

                                                                             EQUITY SERIES (CONTINUED):
                                                                         ------------------------------------------------------
                                                                            EQ/PUTNAM
                                                                          INTERNATIONAL               T. ROWE PRICE
                                                                             EQUITY                INTERNATIONAL STOCK
                                                                         ----------------   -----------------------------------
                                                                              1999                1999              1998
                                                                         ----------------   ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  2,484           $   (732,988)    $    (89,213)
   Net realized gain (loss) on investments...........................            8,208             15,564,826       (2,186,910)
   Change in unrealized appreciation
      (depreciation) of investments..................................           14,312             10,967,057        8,173,937
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from operations.............           25,004             25,798,895        5,897,814
                                                                           ------------     ------------------ ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................           21,152             15,381,272       17,268,615
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          175,825            109,128,680       79,807,973
                                                                           ------------     ------------------ ----------------
            Total....................................................          196,977            124,509,952       97,076,588
                                                                           ------------     ------------------ ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................               --              5,855,141        2,262,558
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................               --            105,733,445       64,643,746
      Withdrawal and administrative charges..........................               --                 94,699           65,025
                                                                           ------------     ------------------ ----------------
            Total....................................................               --            111,683,285       66,971,329
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................          196,977             12,826,667       30,105,259
                                                                           ------------     ------------------ ----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................           25,033                (21,952)      (6,011,889)
                                                                           ------------     ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS....................................          247,014             38,603,610       29,991,184
NET ASSETS -- BEGINNING OF PERIOD....................................               --             73,881,887       43,890,703
                                                                           ------------     ------------------ ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $247,014           $112,485,497      $73,881,887
                                                                           ============     ================== ================

                                                                                EQUITY SERIES (CONTINUED):
                                                                         -----------------------------------------

                                                                                        ALLIANCE
                                                                                    AGGRESSIVE STOCK
                                                                         -----------------------------------------
                                                                                1999                 1998
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......................................         $  (27,366,731)      $  (25,699,164)
   Net realized gain (loss) on investments...........................            119,929,575          229,821,681
   Change in unrealized appreciation
      (depreciation) of investments..................................            376,094,230         (233,439,908)
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from operations.............            468,657,074          (29,317,391)
                                                                         --------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..................................................            211,928,010          292,963,500
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................            690,307,548          837,060,745
                                                                         --------------------  -------------------
            Total....................................................            902,235,558        1,130,024,245
                                                                         --------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits..........................................            293,091,030          246,890,973
      Transfers from other variable investment
         options and Guaranteed Interest Account.....................          1,138,246,663        1,105,075,546
      Withdrawal and administrative charges..........................              4,048,698            5,526,894
                                                                         --------------------  -------------------
            Total....................................................          1,435,386,391        1,357,493,413
                                                                         --------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions....................................           (533,150,833)        (227,469,168)
                                                                         --------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)..................             (1,296,959)         (23,708,725)
                                                                         --------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS....................................            (65,790,718)        (280,495,284)
NET ASSETS -- BEGINNING OF PERIOD....................................          3,169,168,896        3,449,664,180
                                                                         --------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1).................................         $3,103,378,178       $3,169,168,896
                                                                         ====================  ===================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-15

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQUITY SERIES (CONCLUDED):
                                                             ---------------------------------------------------------------------
                                                                          ALLIANCE                      EQ/             LAZARD
                                                                      SMALL CAP GROWTH             EVERGREEN (A)      SMALL CAP
                                                             ------------------------------------ ------------------ -------------
                                                                   1999              1998               1999            1999
                                                             ------------------ ----------------- ------------------ -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................       $ (1,657,966)    $  (1,425,679)      $    1,510       $     32
   Net realized gain (loss) on investments.................         20,167,565       (18,408,722)          21,001            (21)
   Change in unrealized appreciation
      (depreciation) of investments........................         14,165,644        12,576,541           16,534            466
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from operations...         32,675,243        (7,257,860)          39,045            477
                                                             ------------------ -----------------   --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................         19,245,738        43,309,112          159,057            650
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        356,043,363       363,094,583          852,104         24,205
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        375,289,101       406,403,695        1,011,161         24,855
                                                             ------------------ -----------------   --------------   ------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................          8,512,986         3,905,019            8,783             --
      Transfers from other variable investment
         options and Guaranteed Interest Account...........        381,010,271       319,261,827          464,579         10,014
      Withdrawal and administrative charges................            181,537           112,019                2             --
                                                             ------------------ -----------------   --------------   ------------
            Total..........................................        389,704,794       323,278,865          473,364         10,014
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................        (14,415,693)       83,124,830          537,797         14,841
                                                             ------------------ -----------------   --------------   ------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........            400,260        (2,107,093)          24,886             12
                                                             ------------------ -----------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS..........................         18,659,810        73,759,877          601,728         15,330
NET ASSETS -- BEGINNING OF PERIOD........ .................        139,317,130        65,557,253               --             --
                                                             ------------------ -----------------   --------------   ------------
NET ASSETS -- END OF PERIOD (NOTE 1)...... ................       $157,976,940      $139,317,130       $  601,728       $ 15,330
                                                             ================== =================   ==============   ============

                                                                               EQUITY SERIES (CONCLUDED):
                                                             -----------------------------------------------------------------------
                                                                     MFS EMERGING                         WARBURG PINCUS
                                                                   GROWTH COMPANIES                     SMALL COMPANY VALUE
                                                             -------------------------------  -----------------------------------
                                                                   1999            1998               1999              1998
                                                             --------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)............................   $ (4,720,964)   $ (1,122,240)       $  (910,684)     $   (628,813)
   Net realized gain (loss) on investments.................     73,697,445      (4,911,369)        (7,130,907)       (3,319,964)
   Change in unrealized appreciation
      (depreciation) of investments........................    189,033,575      35,293,322          7,537,570        (7,312,118)
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from operations...    258,010,056      29,259,713           (504,021)      (11,260,895)
                                                             -------------- ---------------  ----------------- -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions........................................     99,850,182      45,965,336         10,670,794        25,746,572
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    412,004,872     245,232,174         18,055,879        45,701,935
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    511,855,054     291,197,510         28,726,673        71,448,507
                                                             -------------- ---------------  ----------------- -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits................................     24,089,810       3,422,691          4,921,343         3,085,017
      Transfers from other variable investment
         options and Guaranteed Interest Account...........    216,250,323     170,609,391         36,061,195        34,873,684
      Withdrawal and administrative charges................        387,668          94,296            117,502           105,234
                                                             -------------- ---------------  ----------------- -----------------
            Total..........................................    240,727,801     174,126,378         41,100,040        38,063,935
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions..........................    271,127,253     117,071,132        (12,373,367)       33,384,572
                                                             -------------- ---------------  ----------------- -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3)........       (163,969)     (3,838,123)           (65,352)         (974,114)
                                                             -------------- ---------------  ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS..........................    528,973,340     142,492,722        (12,942,740)       21,149,563
NET ASSETS -- BEGINNING OF PERIOD..........................    177,252,578      34,759,856         90,331,538        69,181,975
                                                             -------------- ---------------  ----------------- -----------------
NET ASSETS -- END OF PERIOD (NOTE 1).......................   $706,225,918    $177,252,578        $77,388,798      $ 90,331,538
                                                             ============== ===============  ================= =================

------------------------
(a)  Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-16

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                          ASSET ALLOCATION OPTIONS:
                                                               -----------------------------------------
                                                                              ALLIANCE
                                                                              BALANCED
                                                               -----------------------------------------
                                                                      1999                 1998
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $   20,181,951       $   17,242,619
   Net realized gain (loss) on investments..................           147,624,569          133,532,418
   Change in unrealized appreciation
      (depreciation) of investments.........................            39,004,307           42,665,225
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from operations....           206,810,827          193,440,262
                                                                -------------------  -------------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            80,322,283           76,987,846
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           117,629,758          168,586,346
                                                                -------------------  -------------------
            Total...........................................           197,952,041          245,574,192
                                                                -------------------  -------------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................           131,721,182          107,639,830
      Transfers from other variable investment
         options and Guaranteed Interest Account............           146,487,798          202,971,507
      Withdrawal and administrative charges.................             1,231,936            1,699,980
                                                                -------------------  -------------------
            Total...........................................           279,440,916          312,311,317
                                                                -------------------  -------------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................           (81,488,875)         (66,737,125)
                                                                -------------------  -------------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (358,009)         (11,812,039)
                                                                -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS...........................           124,963,943          114,891,098
NET ASSETS -- BEGINNING OF PERIOD...........................         1,322,921,820        1,208,030,722
                                                                -------------------  -------------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,447,885,763       $1,322,921,820
                                                                ===================  ===================

                                                                     ASSET ALLOCATION OPTIONS:
                                                               ------------------------------------
                                                                            ALLIANCE
                                                                     CONSERVATIVE INVESTORS
                                                               ------------------------------------
                                                                     1999              1998
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $  2,948,749      $  2,806,823
   Net realized gain (loss) on investments..................           7,523,816         7,693,592
   Change in unrealized appreciation
      (depreciation) of investments.........................             689,307         2,040,567
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from operations....          11,161,872        12,540,982
                                                               ------------------ -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................          19,554,473        19,140,568
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............          18,725,190        16,914,697
                                                               ------------------ -----------------
            Total...........................................          38,279,663        36,055,265
                                                               ------------------ -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................          12,359,171         8,188,450
      Transfers from other variable investment
         options and Guaranteed Interest Account............          14,458,723        12,810,163
      Withdrawal and administrative charges.................             126,838           167,275
                                                               ------------------ -----------------
            Total...........................................          26,944,732        21,165,888
                                                               ------------------ -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................          11,334,931        14,889,377
                                                               ------------------ -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........             (56,486)       (1,763,255)
                                                               ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS...........................          22,440,317        25,667,104
NET ASSETS -- BEGINNING OF PERIOD...........................         120,068,702        94,401,598
                                                               ------------------ -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $142,509,019      $120,068,702
                                                               ================== =================

                                                                      ASSET ALLOCATION OPTIONS:
                                                               ---------------------------------------
                                                                             ALLIANCE
                                                                         GROWTH INVESTORS
                                                               ---------------------------------------
                                                                      1999                1998
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................        $    2,886,055       $  5,499,380
   Net realized gain (loss) on investments..................           107,166,086         75,887,319
   Change in unrealized appreciation
      (depreciation) of investments.........................           106,086,756         40,944,576
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from operations....           216,138,897        122,331,275
                                                               --------------------  -----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
Contributions and Transfers:
      Contributions.........................................            96,197,073         90,895,614
      Transfers from other variable investment
         options and Guaranteed Interest Accou..............           116,747,082         81,033,459
                                                               --------------------  -----------------
            Total...........................................           212,944,155        171,929,073
                                                               --------------------  -----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits.................................            72,680,626         50,079,041
      Transfers from other variable investment
         options and Guaranteed Interest Account............            96,645,261         81,495,051
      Withdrawal and administrative charges.................             1,067,645          1,338,300
                                                               --------------------  -----------------
            Total...........................................           170,393,532        132,912,392
                                                               --------------------  -----------------
   Net increase (decrease) in net assets from
      Contractowners transactions...........................            42,550,623         39,016,681
                                                               --------------------  -----------------
   Net increase (decrease) in amount retained by
      Equitable Life in Separate Account A (Note 3).........              (781,556)        (8,570,191)
                                                               --------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS...........................           257,907,964        152,777,765
NET ASSETS -- BEGINNING OF PERIOD...........................           842,905,292        690,127,527
                                                               --------------------  -----------------
NET ASSETS -- END OF PERIOD (NOTE 1)........................        $1,100,813,256       $842,905,292
                                                               ====================  =================

------------------------
See Notes to Financial Statements.


                                     FSA-17

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                           ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                   -------------------------------------------------------
                                                                     EQ/EVERGREEN             MERRILL LYNCH WORLD
                                                                    FOUNDATION (A)                 STRATEGY
                                                                   ------------------  -----------------------------------
                                                                         1999               1999               1998
                                                                   ------------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................        $    914          $   (34,878)       $   (11,329)
   Net realized gain (loss) on investments.......................              63            1,544,420           (103,174)
   Change in unrealized appreciation
      (depreciation) of investments..............................           4,261              669,904            648,068
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from operations.........           5,238            2,179,446            533,565
                                                                      ------------     ----------------   ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................          14,367            1,755,419          1,929,793
      Transfers from other variable investment
         options and Guaranteed Interest Account.................         122,112           17,812,153          7,365,231
                                                                      ------------     ----------------   ----------------
            Total................................................         136,479           19,567,572          9,295,024
                                                                      ------------     ----------------   ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................           1,952              615,160            340,072
      Transfers to other Funds and
         Guaranteed Interest Account.............................          11,137           18,171,482          5,454,326
      Withdrawal and administrative charges......................               1               12,610             10,176
                                                                      ------------     ----------------   ----------------
            Total................................................          13,090           18,799,252          5,804,574
                                                                      ------------     ----------------   ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................         123,389              768,320          3,490,450
                                                                      ------------     ----------------   ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          25,027               (7,305)        (1,551,800)
                                                                      ------------     ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS................................         153,654            2,940,461          2,472,215
NET ASSETS -- BEGINNING OF PERIOD................................              --           11,042,248          8,570,033
                                                                      ------------     ----------------   ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................        $153,654          $13,982,709        $11,042,248
                                                                      ============     ================   ================

                                                                  ASSET ALLOCATION OPTIONS (CONCLUDED):
                                                                 ---------------------------------------
                                                                              EQ/PUTNAM
                                                                               BALANCED
                                                                   ----------------------------------
                                                                        1999              1998
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)..................................      $   600,374       $   346,828
   Net realized gain (loss) on investments.......................        2,530,297           702,128
   Change in unrealized appreciation
      (depreciation) of investments..............................       (3,992,030)        1,408,394
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from operations.........         (861,359)        2,457,350
                                                                   ----------------  ----------------
FROM CONTRACTOWNERS TRANSACTIONS (NOTE 4):
   Contributions and Transfers:
      Contributions..............................................        8,724,210        10,044,027
      Transfers from other variable investment
         options and Guaranteed Interest Account.................       13,434,909        24,576,797
                                                                   ----------------  ----------------
            Total................................................       22,159,119        34,620,824
                                                                   ----------------  ----------------
   Payments, Transfers and Charges:
      Annuity payments, withdrawals
         and death benefits......................................        2,214,146           975,331
      Transfers to other Funds and
         Guaranteed Interest Account.............................        9,911,791        13,658,260
      Withdrawal and administrative charges......................           33,963            20,744
                                                                   ----------------  ----------------
            Total................................................       12,159,900        14,654,335
                                                                   ----------------  ----------------
   Net increase (decrease) in net assets from
      Contractowners transactions................................        9,999,219        19,966,489
                                                                   ----------------  ----------------
   Net (increase) decrease in amount retained by
      Equitable Life in Separate Account A (Note 3)..............          (80,011)       (3,502,422)
                                                                   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS................................        9,057,849        18,921,417
NET ASSETS -- BEGINNING OF PERIOD................................       34,787,837        15,866,420
                                                                   ----------------  ----------------
NET ASSETS -- END OF PERIOD (NOTE 1).............................      $43,845,686       $34,787,837
                                                                   ================  ================

------------------------
(a) Commenced operations on August 30, 1999.
See Notes to Financial Statements.


                                     FSA-18

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. General

   The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account A (The Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance Capital Management L.P., an indirect, majority-owned subsidiary of Equitable Life, managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution, Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   The Account consists of 35 variable investment options:

   FIXED INCOME OPTIONS:
       Domestic Fixed Income
           o  Alliance Intermediate Government Securities
           o  Alliance Money Market
           o  Alliance Quality Bond
       Aggressive Fixed Income
           o  Alliance High Yield

   EQUITY OPTIONS:
       Domestic Equity
           o  Alliance Common Stock
           o  Alliance Equity Index
           o  Alliance Growth & Income
           o  EQ/Alliance Premier Growth
           o  Calvert Socially Responsible
           o  Capital Guardian Research
           o  Capital Guardian U.S. Equity
           o  MFS Growth with Income
           o  MFS Research
           o  Merrill Lynch Basic Value Equity
           o  EQ/Putnam Growth & Income Value
           o  EQ/Putnam Investors Growth
           o  T. Rowe Price Equity Income
       International Equity
           o  Alliance Global
           o  Alliance International
           o  Capital Guardian International
           o  Morgan Stanley Emerging Markets Equity
           o  EQ/Putnam International Equity
           o  T. Rowe Price International Stock
       Aggressive Equity
           o  Alliance Aggressive Stock
           o  Alliance Small Cap Growth
           o  EQ/Evergreen
           o  Lazard Small Cap
           o  MFS Emerging Growth Companies
           o  Warburg Pincus Small Company Value

   ASSET ALLOCATION OPTIONS:
           o  Alliance Balanced
           o  Alliance Conservative Investors
           o  Alliance Growth Investors
           o  EQ/Evergreen Foundation
           o  Merrill Lynch World Strategy
           o  EQ/Putnam Balanced


                                   FSA-19

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1. General (Continued)

   The assets in each variable investment option are invested in Class IA and IB shares of a corresponding portfolio (Portfolio) of a mutual fund of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IA shares are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Fund, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares.

   The Account is used to fund benefits for variable annuities issued by Equitable Life including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The net assets of the Account are not chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in the Account may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. Due to/from Equitable Life's General Account represents amounts receivable/payable to/from the General Account and is predominately related to policy-related transactions, premiums, surrenders and death benefits.

2. Significant Accounting Policies
   The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of the year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

   No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

                                   FSA-20

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges

   The following charges are made directly against the daily net assets of the Account and are reflected daily in the computation of the accumulation unit values of the Contracts:


                                          DEATH         MORTALITY      OTHER         EXPENSE       FINANCIAL
                                         BENEFITS         RISKS       EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST/
      MOMENTUM CONTRACTS
    Alliance Money Market Fund,
    Alliance Balanced Fund
    Alliance Common Stock Fund             0.05%         0.30%         0.60%          0.30%         0.24%           1.49%
    All Other Funds                        0.05%         0.30%         0.60%          0.15%         0.24%           1.34%

    MOMENTUM PLUS CONTRACTS -- ALL
      FUNDS                                 --           0.50%         0.25%          0.60%          --             1.35%

    OLD CONTRACTS
    Common Stock and Money Market
      Funds                                0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUIPLAN CONTRACTS
    Common Stock and
      Intermediate Government
      Securities Funds                     0.05%         0.45%         0.16%          0.08%          --              .74%

    EQUI-VEST SERIES 300 & SERIES
      400 CONTRACTS
    Alliance Money Market Fund
    Alliance Common Stock Fund
    Alliance Aggressive Stock Fund
    Alliance Balanced Fund                  --           0.60%         0.25%          0.50%          --             1.35%
    All Other Funds                         --           0.60%         0.24%*         0.50%          --             1.34%

    EQUI-VEST SERIES 500 CONTRACTS
    All Funds                               --           0.70%         0.25%          0.50%          --             1.45%

    EQUI-VEST SERIES 600 CONTRACTS
    All Funds                               --           0.45%         0.25%          0.50%          --             1.20%


                                                     MORTALITY AND
                                          DEATH         EXPENSE        OTHER         EXPENSE       FINANCIAL
                                         BENEFITS        RISKS        EXPENSES        RISKS        ACCOUNTING       TOTAL
                                       -----------    -----------    -----------    ----------    ------------    ----------
    EQUI-VEST EXPRESS SERIES 700
      CONTRACTS
    All Funds                               --           0.70%          0.25%           --             --           0.95%

    EQUI-VEST SERIES 800 CONTRACTS
    All Funds                               --           0.95%          0.25%           --             --           1.20%

    --------------
    * During 1999, Equitable Life charged EQUI-VEST Series 300 and 400 Contracts 0.24% against the assets of the Trust for expenses, except as noted. This voluntary expense limitation discounted from 0.25% to 0.24% may be discontinued by Equitable Life at its discretion.

   The above charges may be retained in the Account by Equitable Life and, to the extent retained, participate in the net investment results of EQAT ratably with assets attributable to the Contracts.

   Since EQAT shares are valued at their net asset value, investment advisory fees and direct operating expenses of EQAT are, in effect, passed on to the Account and are reflected in the computation of the accumulation unit values of the Contracts.

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trust for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST and Momentum Contracts for the Alliance

                                        FSA-21

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3. Asset Charges (Continued)

   Money Market Fund, the Alliance Common Stock Fund, the Alliance Aggressive Stock Fund, the Alliance Balanced Funds and 1% for the Old Contracts and EQUIPLAN Contracts.

   Under the Contracts, the total charges may be reallocated among the various expense categories. Equitable Life, however, intends to limit any possible reallocation to include only the expense risks, mortality risks and death benefit charges.

4. Contributions, Payments, Transfers and Charges

   Contributions represent participant contributions under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts (but excludes amounts allocated to the Guaranteed Interest Account, which are reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Contributions also include amounts applied to purchase variable annuities. Transfers are amounts that participants have directed to be moved among the Funds, including permitted transfers to and from the Guaranteed Interest Account, which is part of Equitable Life's General Account.

   Variable annuity payments and death benefits are payments to participants and beneficiaries made under the terms of the Contracts. Withdrawals are amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are the deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST, Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts. Administrative charges, if applicable, are deducted annually under EQUI-VEST, EQUIPLAN and Old Contracts and quarterly under Momentum, Momentum Plus and EQUI-VEST Series 300 through 800 Contracts.

   Accumulation units issued and redeemed during the periods indicated were:

   (Acronym BP refers to total Basis Points charged for that product as described in Footnote 3)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options:

ALLIANCE INTERMEDIATE GOVERNMENT
SECURITIES
------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,460                  5,893
                 Momentum Plus Contracts 135 BP....................       22,427                 50,402
                 Momentum Plus Contracts 100 BP....................            1                  1,592
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      185,382                216,535
                 EQUI-VEST Contracts Series 500 145 BP.............          199                     78
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,400                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,025                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,848                     --

Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,715                  4,863
                 Momentum Plus Contracts 135 BP....................       35,566                 51,462
                 Momentum Plus Contracts 100 BP....................        3,569                    471
                 EQUIPLAN Contracts................................        1,406                  4,747
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      139,676                103,688
                 EQUI-VEST Contracts Series 500 145 BP.............           19                     45
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          195                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           68                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-22

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                 ---------------           ------------
Fixed Income Options (Continued):

ALLIANCE MONEY MARKET
---------------------
Issued     --    EQUI-VEST Contracts...............................    1,601,533              1,229,299
                 Momentum Contracts................................      674,927                386,247
                 Momentum Plus Contracts 135 BP....................      522,422                503,516
                 Momentum Plus Contracts 100 BP....................        1,165                  7,375
                 Old Contracts.....................................           --                     42
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      733,606                458,194
                 EQUI-VEST Contracts Series 500 145 BP.............        1,201                    547
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       25,829                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,849                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       46,749                     --

Redeemed   --    EQUI-VEST Contracts...............................    1,345,411                941,797
                 Momentum Contracts................................      573,316                326,686
                 Momentum Plus Contracts 135 BP....................      513,142                506,664
                 Momentum Plus Contracts 100 BP....................        9,352                 10,102
                 Old Contracts.....................................          914                  2,025
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      635,870                341,437
                 EQUI-VEST Contracts Series 500 145 BP.............        1,351                    156
                 EQUI-VEST Contracts Series 600 & 800 120 BP ......        9,279                     --
                 EQUI-VEST Contracts Series 600 90 BP .............        3,358                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,903                     --

ALLIANCE QUALITY BOND
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,021                 10,469
                 Momentum Plus Contracts 135 BP....................       27,397                 36,968
                 Momentum Plus Contracts 100 BP....................           10                    444
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      287,495                483,053
                 EQUI-VEST Contracts Series 500 145 BP.............          216                    146
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,070                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,206                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,167                     --

                                                  FSA-23

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Fixed Income Options (Concluded):

ALLIANCE QUALITY BOND
(CONCLUDED)
----------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,707                  5,361
                 Momentum Plus Contracts 135 BP....................       33,070                 27,523
                 Momentum Plus Contracts 100 BP....................        1,353                    182
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      222,493                209,302
                 EQUI-VEST Contracts Series 500 145 BP.............           96                     19
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          402                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,586                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           16                     --


ALLIANCE HIGH
YIELD
----------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       12,411                 19,540
                 Momentum Plus Contracts 135 BP....................       39,641                 45,063
                 Momentum Plus Contracts 100 BP....................           11                  1,531
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      324,376                976,709
                 EQUI-VEST Contracts Series 500 145 BP.............          637                    387
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        5,169                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       16,437                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,618                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,640                 11,692
                 Momentum Plus Contracts 135 BP....................       57,901                 55,069
                 Momentum Plus Contracts 100 BP....................        5,171                  1,524
                 Old Contracts.....................................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      490,350                643,692
                 EQUI-VEST Contracts Series 500 145 BP.............          103                      8
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          228                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       11,758                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

                                             FSA-24

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options:

ALLIANCE COMMON STOCK
---------------------
Issued     --    EQUI-VEST Contracts...............................    3,241,060              4,199,955
                 Momentum Contracts................................      175,408                171,967
                 Momentum Plus Contracts 135 BP....................      428,759                479,798
                 Momentum Plus Contracts 100 BP....................        2,010                 10,617
                 Momentum Plus Contracts 90 BP.....................           --                  2,467
                 Old Contracts.....................................           --                     19
                 EQUIPLAN Contracts................................           --                      4
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,214,776              2,035,253
                 EQUI-VEST Contracts Series 500 145 BP.............       15,117                  4,784
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      106,914                      2
                 EQUI-VEST Contracts Series 600 90 BP..............      289,677                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       25,534                     --


Redeemed   --    EQUI-VEST Contracts...............................    3,767,190              4,354,955
                 Momentum Contracts................................      213,824                169,605
                 Momentum Plus Contracts 135 BP....................      529,883                539,175
                 Momentum Plus Contracts 100 BP....................       25,998                  8,027
                 Momentum Plus Contracts 90 BP.....................           --                    686
                 Old Contracts.....................................       32,470                 42,795
                 EQUIPLAN Contracts................................        4,522                 14,746
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,520,593                992,260
                 EQUI-VEST Contracts Series 500 145 BP.............          817                     56
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,500                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       56,355                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          119                     --


ALLIANCE EQUITY INDEX
---------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       92,446                 79,518
                 Momentum Plus Contracts 135 BP....................      195,122                205,393
                 Momentum Plus Contracts 100 BP....................          871                  6,938
                 Momentum Plus Contracts 90 BP.....................          929                  1,097
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,313,145              3,094,562
                 EQUI-VEST Contracts Series 500 145 BP.............        7,433                  2,295
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       51,909                      3
                 EQUI-VEST Contracts Series 600 90 BP..............       68,076                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,913                     --

                                             FSA-25

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE EQUITY INDEX (CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       55,383                 37,943
                 Momentum Plus Contracts 135 BP....................      173,898                153,058
                 Momentum Plus Contracts 100 BP....................        6,729                  1,574
                 Momentum Plus Contracts 90 BP.....................          550                    193
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,539,543              1,974,951
                 EQUI-VEST Contracts Series 500 145 BP.............        1,019                     44
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,563                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,055                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          611                     --


ALLIANCE GROWTH & INCOME
------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       46,367                 52,613
                 Momentum Plus Contracts 135 BP....................      102,674                113,506
                 Momentum Plus Contracts 100 BP....................          554                  4,425
                 Momentum Plus Contracts 90 BP.....................          505                    642
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,202,829              1,224,228
                 EQUI-VEST Contracts Series 500 145 BP.............        2,959                  1,401
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       38,707                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       15,419                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       14,261                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       33,820                 25,771
                 Momentum Plus Contracts 135 BP....................       94,715                 87,335
                 Momentum Plus Contracts 100 BP....................        3,298                  1,838
                 Momentum Plus Contracts 90 BP.....................           90                     38
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      582,912                548,572
                 EQUI-VEST Contracts Series 500 145 BP.............           87                      9
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,281                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,097                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           29                     --


                                             FSA-26

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       13,459                     --
                 Momentum Plus Contracts 135 BP....................        6,290                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................          209                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,015,911                     --
                 EQUI-VEST Contracts Series 500 145 BP.............          470                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       36,664                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,366                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       20,919                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          220                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      128,767                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          186                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            3                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           73                     --


CALVERT SOCIALLY RESPONSIBLE
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,718                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          237                     --



                                             FSA-27

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CALVERT SOCIALLY RESPONSIBLE (CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          716                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --


CAPITAL GUARDIAN RESEARCH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          150                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       10,886                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            3                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          847                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            7                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           98                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        3,291                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-28

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           57                     --
                 Momentum Plus Contracts 135 BP....................           39                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       14,409                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          581                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          317                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,552                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS GROWTH WITH INCOME
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           91                     --
                 Momentum Plus Contracts 135 BP....................           79                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       18,783                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           16                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,469                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          833                     --


                                             FSA-29

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS GROWTH WITH INCOME (CONCLUDED)
-------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,183                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           10                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


MFS RESEARCH
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,188                  4,266
                 Momentum Plus Contracts 135 BP....................       31,459                  3,956
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      706,130                811,244
                 EQUI-VEST Contracts Series 500 145 BP.............        1,831                    897
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,127                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        6,138                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        2,879                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,230                    455
                 Momentum Plus Contracts 135 BP....................        8,253                  1,331
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      466,481                327,759
                 EQUI-VEST Contracts Series 500 145 BP.............          179                     11
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           18                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-30

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,310                  3,082
                 Momentum Plus Contracts 135 BP....................       20,448                  2,932
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      450,684                563,336
                 EQUI-VEST Contracts Series 500 145 BP.............          733                    352
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        7,429                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,506                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        4,965                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,499                     --
                 Momentum Plus Contracts 135 BP....................        7,742                    991
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      277,983                263,606
                 EQUI-VEST Contracts Series 500 145 BP.............           34                     10
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            5                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,038                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        2,743                    523
                 Momentum Plus Contracts 135 BP....................       12,758                  2,572
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      261,643                431,414
                 EQUI-VEST Contracts Series 500 145 BP.............          840                    407
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,176                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,166                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          199                     --


                                             FSA-31

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                                --------------------------------------
                                                                     1999                    1998
                                                                ---------------           ------------
Equity Options (Continued

EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED)
-------------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................        817                     --
                 Momentum Plus Contracts 135 BP....................      3,123                    328
                 Momentum Plus Contracts 100 BP....................         --                    507
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    195,000                 99,601
                 EQUI-VEST Contracts Series 500 145 BP.............         44                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        302                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......         --                     --


EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued     --    Momentum Contracts................................        694                     --
                 Momentum Plus Contracts 135 BP....................        278                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --

Redeemed   --    Momentum Contracts................................         --                     --
                 Momentum Plus Contracts 135 BP....................         --                     --
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --


T. ROWE PRICE EQUITY INCOME
---------------------------
Issued     --    EQUI-VEST Contracts...............................         --                     --
                 Momentum Contracts................................      4,967                  1,360
                 Momentum Plus Contracts 135 BP....................     24,254                  3,355
                 Momentum Plus Contracts 100 BP....................         --                     --
                 Momentum Plus Contracts 90 BP.....................         --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    367,590                838,991
                 EQUI-VEST Contracts Series 500 145 BP.............        437                    418
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......      3,199                      1
                 EQUI-VEST Contracts Series 600 90 BP..............      5,796                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      2,378                     --


                                             FSA-32

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE EQUITY INCOME
(CONCLUDED)
---------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,395                    214
                 Momentum Plus Contracts 135 BP....................        3,459                    628
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      365,900                244,081
                 EQUI-VEST Contracts Series 500 145 BP.............          132                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            3                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,459                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GLOBAL
---------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       45,099                 49,409
                 Momentum Plus Contracts 135 BP....................      107,747                127,169
                 Momentum Plus Contracts 100 BP....................          538                  2,960
                 Momentum Plus Contracts 90 BP.....................          931                  1,062
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,794,736                885,709
                 EQUI-VEST Contracts Series 500 145 BP.............        1,278                    509
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       22,689                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       13,741                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        8,650                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,663                 40,074
                 Momentum Plus Contracts 135 BP....................      162,580                182,741
                 Momentum Plus Contracts 100 BP....................        8,551                  3,546
                 Momentum Plus Contracts 90 BP.....................          386                    266
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,680,726                859,826
                 EQUI-VEST Contracts Series 500 145 BP.............           54                     12
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,601                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,106                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           12                     --

                                             FSA-33

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                         YEARS ENDED DECEMBER 31,
                                                                   -------------------------------------
                                                                       1999                    1998
                                                                   --------------           ------------
Equity Options (Continued):

ALLIANCE INTERNATIONAL
----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,570                 19,308
                 Momentum Plus Contracts 135 BP....................       54,980                 45,097
                 Momentum Plus Contracts 100 BP....................          975                  1,430
                 Momentum Plus Contracts 90 BP.....................          142                    368
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,204,881              2,265,890
                 EQUI-VEST Contracts Series 500 145 BP.............       15,482                    149
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        4,825                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        4,992                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,130                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       14,441                 14,348
                 Momentum Plus Contracts 135 BP....................       57,727                 43,776
                 Momentum Plus Contracts 100 BP....................        1,736                    860
                 Momentum Plus Contracts 90 BP.....................          100                    162
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    5,249,623              2,262,822
                 EQUI-VEST Contracts Series 500 145 BP.............       14,287                      4
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,629                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          531                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            9                     --


CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued     --    Momentum Contracts................................          376                     --
                 Momentum Plus Contracts 135 BP....................           83                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-34

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        6,625                    453
                 Momentum Plus Contracts 135 BP....................       14,449                  1,191
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,333,785                971,105
                 EQUI-VEST Contracts Series 500 145 BP.............          425                     86
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,913                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,811                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        1,157                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          604                     --
                 Momentum Plus Contracts 135 BP....................        4,339                     84
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,960,612                863,432
                 EQUI-VEST Contracts Series 500 145 BP.............           16                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,643                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        1,687                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           14                     --


EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued     --    Momentum Contracts................................        1,130                     --
                 Momentum Plus Contracts 135 BP....................          483                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-35

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,624                  1,408
                 Momentum Plus Contracts 135 BP....................       17,131                  3,038
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,050,427                922,463
                 EQUI-VEST Contracts Series 500 145 BP.............          617                    245
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,760                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        2,676                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,343                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          325                    904
                 Momentum Plus Contracts 135 BP....................        6,200                    401
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      956,309                640,201
                 EQUI-VEST Contracts Series 500 145 BP.............           40                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          389                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          482                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE AGGRESSIVE STOCK
-------------------------
Issued     --    EQUI-VEST Contracts...............................    5,109,687              7,874,975
                 Momentum Contracts................................      523,133                567,249
                 Momentum Plus Contracts 135 BP....................      362,271                444,735
                 Momentum Plus Contracts 100 BP....................        1,715                 10,329
                 Momentum Plus Contracts 90 BP.....................        1,991                  2,726
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    1,918,066              2,038,278
                 EQUI-VEST Contracts Series 500 145 BP.............        2,505                  1,374
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       18,617                     --
                 EQUI-VEST Contracts Series 600 90 BP..............      160,347                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,453                     --

                                             FSA-36

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)


                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

ALLIANCE AGGRESSIVE STOCK (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................    9,797,641             10,271,285
                 Momentum Contracts................................      717,280                604,014
                 Momentum Plus Contracts 135 BP....................      445,695                567,458
                 Momentum Plus Contracts 100 BP....................       29,491                  8,422
                 Momentum Plus Contracts 90 BP.....................        1,900                  1,959
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......    2,280,156              1,922,386
                 EQUI-VEST Contracts Series 500 145 BP.............          234                      2
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,366                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       33,563                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......            5                     --


ALLIANCE SMALL CAP GROWTH
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       23,724                 28,706
                 Momentum Plus Contracts 135 BP....................       40,570                 47,698
                 Momentum Plus Contracts 100 BP....................           --                    305
                 Momentum Plus Contracts 90 BP.....................          213                    977
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,124,353              3,265,688
                 EQUI-VEST Contracts Series 500 145 BP.............          852                    603
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        3,404                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        7,141                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          860                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       15,106                  7,539
                 Momentum Plus Contracts 135 BP....................       48,214                 14,989
                 Momentum Plus Contracts 100 BP....................          305                     --
                 Momentum Plus Contracts 90 BP.....................          754                    119
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    3,248,788              2,652,769
                 EQUI-VEST Contracts Series 500 145 BP.............          117                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,112                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,118                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


                                             FSA-37

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

EQ/EVERGREEN
------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           75                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        9,562                     --
                 EQUI-VEST Contracts Series 500 145 BP.............            9                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          323                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           47                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        4,605                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


LAZARD SMALL CAP
----------------
Issued     --    Momentum Contracts................................          157                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


Redeemed   --    Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................          107                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --


                                             FSA-38

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       32,563                  5,123
                 Momentum Plus Contracts 135 BP....................      110,549                  8,576
                 Momentum Plus Contracts 100 BP....................          500                     --
                 Momentum Plus Contracts 90 BP.....................           42                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    2,613,449              2,078,356
                 EQUI-VEST Contracts Series 500 145 BP.............        4,485                  1,523
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       37,353                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       10,711                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......       17,428                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        4,699                     --
                 Momentum Plus Contracts 135 BP....................       31,376                  1,491
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......    1,275,713              1,244,873
                 EQUI-VEST Contracts Series 500 145 BP.............          250                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,632                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        3,557                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           83                     --


WARBURG PINCUS SMALL COMPANY VALUE
----------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        3,593                    423
                 Momentum Plus Contracts 135 BP....................        9,711                  2,025
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      272,603                612,043
                 EQUI-VEST Contracts Series 500 145 BP.............        3,134                    327
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,214                      2
                 EQUI-VEST Contracts Series 600 90 BP..............        3,096                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          786                     --


                                             FSA-39

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Equity Options (Continued):

WARBURG PINCUS SMALL COMPANY VALUE
(CONCLUDED)
----------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,274                     61
                 Momentum Plus Contracts 135 BP....................        4,973                    482
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      410,399                329,886
                 EQUI-VEST Contracts Series 500 145 BP.............        2,746                      7
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......            1                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          552                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --

Asset Allocation Options:

ALLIANCE BALANCED
-----------------
Issued     --    EQUI-VEST Contracts...............................    2,547,481              4,212,025
                 Momentum Contracts................................      198,159                226,716
                 Momentum Plus Contracts 135 BP....................      130,000                155,854
                 Momentum Plus Contracts 100 BP....................          368                  4,058
                 Momentum Plus Contracts 90 BP.....................          516                    487
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      279,069                357,343
                 EQUI-VEST Contracts Series 500 145 BP.............        1,251                    493
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       12,102                     --
                 EQUI-VEST Contracts Series 600 90 BP..............       73,664                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      367,590                     --


Redeemed   --    EQUI-VEST Contracts...............................    4,474,460              5,887,319
                 Momentum Contracts................................      318,908                292,550
                 Momentum Plus Contracts 135 BP....................      183,195                220,244
                 Momentum Plus Contracts 100 BP....................        9,827                  3,530
                 Momentum Plus Contracts 90 BP.....................          203                     61
                 EQUI-VEST Contracts Series 300 & 400 135 BP.......      334,035                260,878
                 EQUI-VEST Contracts Series 500 145 BP.............           39                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          861                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        8,971                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......      365,900                     --


                                             FSA-40

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        7,739                  8,324
                 Momentum Plus Contracts 135 BP....................       34,499                 40,973
                 Momentum Plus Contracts 100 BP....................            2                  1,546
                 Momentum Plus Contracts 90 BP.....................          495                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      204,288                213,369
                 EQUI-VEST Contracts Series 500 145 BP.............          213                     49
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        6,018                      1
                 EQUI-VEST Contracts Series 600 90 BP..............        3,346                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        3,600                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        9,150                  7,000
                 Momentum Plus Contracts 135 BP....................       55,731                 45,023
                 Momentum Plus Contracts 100 BP....................        4,165                  2,688
                 Momentum Plus Contracts 90 BP.....................           57                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      113,217                105,278
                 EQUI-VEST Contracts Series 500 145 BP.............           22                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          354                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           30                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


ALLIANCE GROWTH INVESTORS
-------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       44,846                 50,095
                 Momentum Plus Contracts 135 BP....................      121,207                148,895
                 Momentum Plus Contracts 100 BP....................          547                  4,888
                 Momentum Plus Contracts 90 BP.....................           --                    685
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      939,080                882,636
                 EQUI-VEST Contracts Series 500 145 BP.............        1,515                    744
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......       21,845                      1
                 EQUI-VEST Contracts Series 600 90 BP..............       20,404                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......        9,542                     --



                                             FSA-41

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

ALLIANCE GROWTH INVESTORS (CONCLUDED)
-------------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................       38,372                 38,654
                 Momentum Plus Contracts 135 BP....................      203,142                192,540
                 Momentum Plus Contracts 100 BP....................        9,726                  3,629
                 Momentum Plus Contracts 90 BP.....................           --                    118
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      670,587                624,987
                 EQUI-VEST Contracts Series 500 145 BP.............           76                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......          739                     --
                 EQUI-VEST Contracts Series 600 90 BP..............        2,481                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           18                     --


EQ/EVERGREEN FOUNDATION
-----------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......        1,169                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           19                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          123                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           44                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           --                     --
                 Momentum Plus Contracts 135 BP....................           --                     --
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......          132                     --
                 EQUI-VEST Contracts Series 500 145 BP.............           --                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............           --                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --



                                             FSA-42

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Continued):

MERRILL LYNCH WORLD STRATEGY
----------------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          678                    112
                 Momentum Plus Contracts 135 BP....................        1,440                    841
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      164,781                 85,123
                 EQUI-VEST Contracts Series 500 145 BP.............           88                     25
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        1,119                      1
                 EQUI-VEST Contracts Series 600 90 BP..............          760                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          139                     --


Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................           22                     --
                 Momentum Plus Contracts 135 BP....................          479                     50
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      160,869                 53,481
                 EQUI-VEST Contracts Series 500 145 BP.............            5                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           50                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          186                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --


EQ/PUTNAM BALANCED
------------------
Issued     --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................        1,642                    442
                 Momentum Plus Contracts 135 BP....................        6,446                  1,376
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......      163,155                290,577
                 EQUI-VEST Contracts Series 500 145 BP.............          577                    174
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......        2,991                     --
                 EQUI-VEST Contracts Series 600 90 BP..............          556                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......          431                     --



                                             FSA-43

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. Contributions, Payments, Transfers and Charges (Concluded)

                                                                        YEARS ENDED DECEMBER 31,
                                                                  --------------------------------------
                                                                       1999                    1998
                                                                  ---------------           ------------
Asset Allocation Options (Concluded):

EQ/PUTNAM BALANCED (CONCLUDED)
------------------------------
Redeemed   --    EQUI-VEST Contracts...............................           --                     --
                 Momentum Contracts................................          294                     --
                 Momentum Plus Contracts 135 BP....................        2,375                    116
                 Momentum Plus Contracts 100 BP....................           --                     --
                 Momentum Plus Contracts 90 BP.....................           --                     --
                 EQUI-VEST Contracts Series 300 & 400 134 BP.......       93,687                124,887
                 EQUI-VEST Contracts Series 500 145 BP.............           52                     --
                 EQUI-VEST Contracts Series 600 & 800 120 BP.......           --                     --
                 EQUI-VEST Contracts Series 600 90 BP..............            8                     --
                 EQUI-VEST Express Contracts Series 700 95 BP......           --                     --




                                             FSA-44

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets

   Net assets consist of net assets attributable to: (i) Contracts in the accumulation period, which are represented by Contract accumulation units outstanding multiplied by net unit values and (ii) actuarial reserves and other liabilities attributable to Contracts in the payout period which are not represented by accumulation units or unit values.

   Listed below are components of net assets:

                                                   FIXED INCOME OPTIONS:                                    EQUITY OPTIONS:
                                    ----------------------------------------------------------   --------------------------------
                                      ALLIANCE
                                    INTERMEDIATE     ALLIANCE       ALLIANCE
                                     GOVERNMENT       MONEY         QUALITY     ALLIANCE HIGH      ALLIANCE       ALLIANCE EQUITY
                                    SECURITIES        MARKET          BOND          YIELD        COMMON STOCK         INDEX
                                    -----------     -----------   -----------   --------------   -------------    ---------------

Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period.............           --    $ 47,953,060            --               --   $6,677,613,399                --
Net assets attributable tO
  Old Contracts in
  accumulation period.............           --       4,463,407            --               --      117,229,051                --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period.............  $ 2,526,522              --            --               --       36,079,474                --
Net assets attributable to
  Momentum Contracts in
  accumulation period.............    1,762,846      14,829,201   $ 1,938,838     $  4,926,158       220,37,339    $   55,499,299
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period...    7,544,984       41,392,37     5,459,517       12,498,444      336,638,928        97,974,197
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period...          199         226,465         9,645           35,037        4,057,407         1,248,749
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period....           --              --            --               --        1,852,620         1,040,742
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period.............   44,992,792      44,831,748    78,204,034      143,200,206    2,030,783,065     1,475,046,769
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period.............       21,645          25,408        24,662           62,849        2,414,935         1,065,943
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period.............      122,831       1,741,360       367,052          419,895       13,379,736         6,193,833
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period....      302,659         157,802       162,564          400,786       30,365,275         6,661,283
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period..........      285,876       4,348,318       412,126          359,359        2,821,468           987,585
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout.............       33,527       1,059,455       443,945          644,239       48,410,800         6,820,668
                                    -----------    ------------   -----------     ------------   --------------    --------------
                                    $57,593,881    $161,028,597   $87,022,383     $162,546,973   $9,522,583,497    $1,652,539,068
                                    ===========    ============   ===========     ============   ==============    ==============


                                                  FSA-45

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                             EQUITY OPTIONS (CONTINUED):
                                    --------------------------------------------------------------------------
                                      ALLIANCE        EQ/ALLIANCE       CALVERT        CAPITAL       CAPITAL
                                      GROWTH &         PREMIER         SOCIALLY       GUARDIAN      GUARDIAN
                                       INCOME           GROWTH        RESPONSIBLE     RESEARCH     U.S. EQUITY
                                    ------------     ------------     -----------     ---------    -----------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Old Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............             --               --             --             --             --
Net assets attributable to
  Momentum Contracts in
  accumulation period............   $ 27,180,831     $  1,540,596             --             --     $    5,781
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..     54,435,381          731,869             --       $  5,583          3,968
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..        727,966               --             --             --             --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...        435,148           24,313             --             --             --
Net assets attributable to
  EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    774,757,819      103,230,471       $430,560        811,072      1,306,874
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        512,279           54,608             --            327             --
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      4,496,396        4,246,843            161         90,515         59,111
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...      1,751,393          158,860         25,583             --             --
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........      1,478,227        2,429,126             --            762         32,268
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............      4,679,033               --             --             --             --
                                    ------------       ----------       --------       --------     ----------
                                    $870,454,473     $112,416,686       $456,304       $908,259     $1,408,002
                                    ============     ============       ========       ========     ==========


                                               FSA-46

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                   EQUITY OPTIONS (CONTINUED):
                                    -------------------------------------------------------------------------------------
                                        MFS
                                      GROWTH                       MERRILL       EQ/PUTNAM     EQ/PUTNAM
                                       WITH                     LYNCH BASIC       GROWTH &     INVESTORS    T. ROWE PRICE
                                      INCOME     MFS RESEARCH   VALUE EQUITY   INCOME VALUE      GROWTH     EQUITY INCOME
                                    ----------   ------------   ------------   ------------    ----------   -------------
Net assets attributable to
  EQUI-VEST Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Old Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  EQUIPLAN Contracts in
  accumulation period............           --             --           --              --           --               --
Net assets attributable to
  Momentum Contracts into
  accumulation period............   $    9,555   $  1,328,996   $   883,035    $   304,069     $ 85,032     $    627,908
Net assets attributable to
  Momentum Plus Contracts
  135 BP in accumulation period..        8,279      3,206,695     1,664,977      1,069,594       34,060        2,438,418
Net assets attributable to
  Momentum Plus Contracts
  100 BP in accumulation period..           --             --           --              --           --               --
Net assets attributable to
  Momentum Plus Contracts
  90 BP in accumulation period...           --             --           --              --           --               --
Net assets attributable
  to EQUI-VEST Series 300
  & 400 Contracts 134 BP in
  accumulation period............    1,838,837    164,111,638    92,449,755     80,862,261           --      142,591,563
Net assets attributable to
  EQUI-VEST Series 500
  Contracts 145 BP in
  accumulation period............        1,654        304,808       119,311        117,436           --           74,533
Net assets attributable to
  EQUI-VEST Series 600 & 800
  Contracts 120 BP in
  accumulation period............      257,100        736,387       854,262        301,484           --          330,731
Net assets attributable to EQUI-
  VEST Series 600 Contracts
  90 BP in accumulation period...           --        547,897       167,110        183,438           --          457,017
Net assets attributable to
  EQUI-VEST Express
  Contracts Series 700 95 BP
  in accumulation period.........       87,116        336,777       480,982         18,354           --          222,387
Net assets attributable to
  actuarial reserves, financial
  reserves, and other contract
  liabilities attributable to
  Contracts in payout............           --             --            --             --           --              --
                                    ----------   ------------   -----------    -----------     --------     ------------
                                    $2,202,541   $170,573,198   $96,619,432    $82,856,636     $119,092     $146,742,557
                                    ==========   ============   ===========    ===========     ========     ============

                                                       FSA-47

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                       EQUITY OPTIONS (CONTINUED):
                                            -------------------------------------------------------------------------------
                                                                                           CAPITAL         MORGAN STANLEY
                                                                       ALLIANCE            GUARDIAN           EMERGING
                                             ALLIANCE GLOBAL        INTERNATIONAL       INTERNATIONAL      MARKETS EQUITY
                                            -------------------   -------------------  -----------------  -----------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Old Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................                     --                  --               --                    --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................         $    8,999,433        $  5,972,294      $    48,726           $   714,993
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......             89,525,048          13,404,451           10,786             1,791,265
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......                724,016             491,082               --                    --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........                757,757             162,375               --                    --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................            875,306,152         148,251,698               --            65,119,721
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................                231,210             169,181               --                77,496
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              2,697,765             403,618               --               830,752
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              1,765,905             585,986               --               422,428
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              1,032,525             142,055               --               168,785
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               1,042,078             874,821               --                    --
                                            --------------------   -----------------     ------------      ----------------
                                                 $1,012,081,889        $170,457,561      $   $59,512           $69,125,440
                                            ====================   =================     ============      ================

                                                          EQUITY OPTIONS (CONTINUED):
                                            --------------------------------------------------------
                                              EQ/PUTNAM        T. ROWE PRICE
                                            INTERNATIONAL      INTERNATIONAL          ALLIANCE
                                                EQUITY             STOCK          AGGRESSIVE STOCK
                                            ----------------  -----------------  -------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period.................              --                    --       $2,211,593,921
Net assets attributable to
    Old Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period.................              --                    --                   --
Net assets attributable to
    Momentum Contracts in
    accumulation period.................        $154,981            $  541,782          127,393,104
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.......          66,198             1,684,186          175,047,852
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.......              --                    --            1,533,762
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period........              --                    --            1,083,246
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period.................              --           108,971,732          564,570,320
Net assets attributable to
   EQUI-VEST Series 500
   Contracts 145 BP in
   accumulation period..................              --               100,369              385,090
Net assets attributable to
   EQUI-VEST Series 600 & 800
   Contracts 120 BP in
   accumulation period..................              --               413,465            1,823,246
Net assets attributable to EQUI-
   VEST Series 600 Contracts
   90 BP in accumulation period.........              --               294,311           13,502,403
Net assets attributable to
   EQUI-VEST Express
   Contracts Series 700 95 BP
   in accumulation period...............              --               414,198              387,245
Net assets attributable to
   actuarial reserves, financial
   reserves, and other contract
   liabilities attributable to
   Contracts in payout.................               --                    --            5,435,174
                                             ------------     -----------------  -------------------
                                                $221,179          $112,420,043       $3,102,755,363
                                             ============     =================  ===================


                                     FSA-48

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Continued):

                                                                    EQUITY OPTIONS (CONCLUDED):
                                            -------------------------------------------------------------------------
                                              ALLIANCE SMALL CAP
                                                    GROWTH                 EQ/EVERGREEN            LAZARD SMALL CAP
                                            ---------------------      --------------------      --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Old Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                       --                      --                       --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............              $ 5,375,014                      --                  $15,315
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                5,017,992                $  8,021                       --
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       --                      --                       --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  118,457                      --                       --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............              146,078,308                 528,323                       --
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  146,679                     965                       --
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  251,337                  34,397                       --
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  554,453                       5                       --
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                  112,532                   5,033                       --
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  303,157                      --                       --
                                            --------------------         ---------------             ------------
                                                   $157,957,929                $576,744                  $15,315
                                            ====================         ===============             ============

                                                          EQUITY OPTIONS (CONCLUDED):
                                            -----------------------------------------------------------
                                                 MFS EMERGING GROWTH           WARBURG PINCUS SMALL
                                                      COMPANIES                    COMPANY VALUE
                                            ----------------------------   ----------------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Old Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                           --                             --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  $ 9,101,853                      $ 282,253
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                   15,974,271                        597,356
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                       92,810                             --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                        7,858                             --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                  669,751,717                     75,896,226
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    1,019,057                         58,795
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                    6,345,594                        101,234
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                    1,190,343                        264,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    2,735,160                         83,433
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                           --                             --
                                                --------------------            -------------------
                                                       $706,218,663                    $77,283,794
                                                ====================            ===================


                                     FSA-49

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. Net Assets (Concluded):

                                                                     ASSET ALLOCATION OPTIONS:
                                           ---------------------------------------------------------------------------
                                                                            ALLIANCE
                                                                          CONSERVATIVE             ALLIANCE GROWTH
                                              ALLIANCE BALANCED             INVESTORS                 INVESTORS
                                           ------------------------    --------------------    -----------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............             $1,175,378,503                       --                         --
Net assets attributable to
    Old Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                         --                       --                         --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                 45,345,000              $ 3,565,949               $ 37,228,153
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                 59,240,549               15,626,477                 97,424,160
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                    262,619                      250                  1,139,649
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                    246,610                       --                    468,007
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............                156,507,662              120,303,198                954,347,320
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                    202,754                   26,828                    277,645
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............                  1,336,153                  631,850                  2,684,114
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......                  7,828,093                  374,172                  2,328,729
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............                    170,141                  375,924                  1,069,503
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                    950,906                1,231,723                  3,488,230
                                           -----------------------    ---------------------    -----------------------
                                                   $1,447,468,990             $142,136,371             $1,100,455,510
                                           =======================    =====================    =======================

                                                            ASSET ALLOCATION OPTIONS:
                                           ----------------------------------------------------------------

                                            EQ/ EVERGREEN          MERRILL LYNCH            EQ/PUTNAM
                                              FOUNDATION          WORLD STRATEGY             BALANCED
                                           -----------------    --------------------   --------------------
Net assets attributable to
    EQUI-VEST Contracts in
    accumulation period...............                  --
Net assets attributable to
    Old Contracts in
    accumulation period...............                  --
Net assets attributable to
    EQUIPLAN Contracts in
    accumulation period...............                  --
Net assets attributable to
    Momentum Contracts in
    accumulation period...............                  --               $ 100,545              $ 221,145
Net assets attributable to
    Momentum Plus Contracts
    135 BP in accumulation period.....                  --                 178,289                496,064
Net assets attributable to
    Momentum Plus Contracts
    100 BP in accumulation period.....                  --                      --                     --
Net assets attributable to
    Momentum Plus Contracts
    90 BP in accumulation period......                  --                      --                     --
Net assets attributable
    to EQUI-VEST Series 300
    & 400 Contracts 134 BP in
    accumulation period...............            $108,993              11,500,893             42,572,904
Net assets attributable to
    EQUI-VEST Series 500
    Contracts 145 BP in
    accumulation period...............                  --                  12,266                 69,622
Net assets attributable to
    EQUI-VEST Series 600 & 800
    Contracts 120 BP in
    accumulation period...............               1,955                 121,881                299,029
Net assets attributable to EQUI-
    VEST Series 600 Contracts
    90 BP in accumulation period......              12,909                  68,277                 54,497
Net assets attributable to
    EQUI-VEST Express
    Contracts Series 700 95 BP
    in accumulation period............               4,646                  15,742                 41,224
Net assets attributable to
    actuarial reserves, financial
    reserves, and other contract
    liabilities attributable to
    Contracts in payout...............                  --                      --                     --
                                             --------------     -------------------    -------------------
                                                  $128,503             $11,997,893            $43,754,485
                                             ==============     ===================    ===================



                                     FSA-50

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6. Amounts retained by Equitable Life in Separate Account A:
   The amount retained by Equitable Life in the Account arises principally from
   (1) contributions from Equitable Life, (2) mortality risk, death benefit, expense and expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks and asset-based administrative expenses.

   Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

   The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                  YEARS ENDED DECEMBER 31,
                                                     ----------------------------------------------------
               VARIABLE INVESTMENT OPTION                       1999                      1998
               --------------------------            -------------------------  -------------------------
    Alliance Intermediate Government Securities......         (802,521)               (1,197,288)
    Alliance Money Market............................       (1,547,729)               (2,688,601)
    Alliance Quality Bond............................       (1,005,712)               (1,182,381)
    Alliance High Yield..............................       (2,404,593)               (4,543,159)
    Alliance Common Stock............................     (121,476,252)             (151,143,037)
    Alliance Equity Index............................      (19,773,678)              (19,528,595)
    Alliance Growth & Income.........................      (10,200,561)              (10,589,931)
    EQ/Alliance Premier Growth (1)...................         (189,943)                       --
    Calvert Socially Responsible (1).................        1,999,222                        --
    Capital Guardian Research (1)....................           23,701                        --
    Capital Guardian U.S. Equity.....................           22,190                        --
    MFS Growth with Income (1).......................           21,065                        --
    MFS Research.....................................       (1,891,032)               (4,354,231)
    Merrill Lynch Basic Value Equity.................       (1,054,765)               (2,601,544)
    EQ/Putnam Growth & Income Value..................       (1,248,568)               (2,746,396)
    EQ/Putnam Investors Growth.......................               --                        --
    T. Rowe Price Equity Income......................       (2,027,611)               (3,455,566)
    Alliance Global..................................      (10,920,548)              (16,871,490)
    Alliance International...........................       (1,660,381)               (3,666,188)
    Capital Guardian International (1)...............               --                        --
    Morgan Stanley Emerging Markets Equity...........       (3,733,004)                  (65,019)
    EQ/Putnam International Equity...................               --                        --
    T. Rowe Price International Stock................       (1,126,238)               (6,729,718)
    Alliance Aggressive Stock........................      (39,082,247)              (66,908,740)
    Alliance Small Cap Growth........................       (1,178,363)               (3,390,303)
    EQ/Evergreen (1).................................           24,040                        --
    Lazard Small Cap.................................               --                        --
    MFS Emerging Growth Companies....................       (4,742,770)               (4,963,332)
    Warburg Pincus Small Company Value...............       (1,075,981)               (2,023,318)
    Alliance Balanced................................      (19,614,445)              (29,775,707)
    Alliance Conservative Investors..................       (1,736,098)               (3,169,993)
    Alliance Growth Investors........................      (12,883,156)              (18,612,858)
    EQ/Evergreen Foundation (1)......................           24,827                        --
    Merrill Lynch World Strategy.....................         (134,654)               (1,646,130)
    EQ/Putnam Balanced...............................         (613,248)               (3,789,791)

    --------------
    (1)  Commenced operations on January 1, 1999.


                                     FSA-51

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values

    Shown below is accumulation unit value information for units outstanding.


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $58.81      $54.83     $51.34    $49.69     $44.04
                                          =========   ========= ========== =========  =========

Unit value, end of period...............    $58.63      $58.81     $54.83    $51.34     $49.69
                                          =========   ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        43          45         50        55         50
                                          =========   ========= ========== =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $126.48     $118.98   $112.40    $109.80    $ 98.19
                                          =========   ========= =========  =========  =========

Unit value, end of period...............   $124.96     $126.48   $118.98    $112.40    $109.80
                                          =========   ========= =========  =========  =========

Number of units outstanding,
   end of period (000's)................        14          11        10         10          7
                                          =========  ========= =========  =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $122.00    $114.78    $108.45   $105.94    $ 94.76
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $120.52    $122.00    $114.78   $108.45    $105.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        63         76         77        81         88
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $119.81    $112.32    $105.75   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $118.78    $119.81    $112.32   $105.75
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          2         2
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $126.48    $118.98    $112.40   $109.80    $ 98.19
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.96    $126.48    $118.98   $112.40    $109.80
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        314        202       146         89
                                          =========  ========= ========== =========  =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES --

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $46.25     $42.04    $40.00     $35.17     $33.12
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $44.04     $46.25    $42.04     $40.00     $35.17
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................        54         58        66         74         82
                                          ========= ========== =========  =========  =========

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.44    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 94.76    $100.44
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        64          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.19
                                          =========

Number of units outstanding,
   end of period (000's)................        32
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                     FSA-52

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.96    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.32    $100.00
                                          =========  =========

Unit value, end of period...............   $101.97    $103.32
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.40
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $36.76     $35.12     $33.52    $32.00     $30.44
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $38.35     $36.76     $35.12    $33.52     $32.00
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       116        117        119       129        140
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES (CONCLUDED) --


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE MONEY MARKET --

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $29.43     $28.75    $27.92     $26.47     $24.59
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $30.44     $29.43    $28.75     $27.92     $26.47
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       147        168       204        246        289
                                          ========= ========== =========  =========  =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.

                                     FSA-53

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $30.55     $29.41     $28.28    $27.22     $26.08
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $31.63     $30.55     $29.41    $28.28     $27.22
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,516      1,261        973     1,013      1,021
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       469        367        308       240        188
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $120.76    $116.21    $111.75   $107.55    $103.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.06    $120.76    $116.21   $111.75    $107.55
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       331        322        325       307        299
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $114.98    $110.26    $105.65   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $119.50    $114.98    $110.26   $105.65
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         2         10         13        13
                                          =========  ========= ========== =========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $120.19    $115.66    $111.21   $107.04    $102.61
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.47    $120.19    $115.66   $111.21    $107.04
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       360        262        146       165         81
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.20    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $25.41     $25.01    $24.48     $23.38     $21.89
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.08     $25.41    $25.01     $24.48     $23.38
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
end of period (000's)...................     1,000      1,065     1,201      1,325      1,307
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       166         56
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $100.47    $100.00
                                          ========= ==========

Unit value, end of period...............   $103.10    $100.47
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       474         62
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $102.61
                                          =========

Number of units outstanding,
   end of period (000's)................        63
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-54

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.68    $100.00
                                          =========  =========

Unit value, end of period...............   $105.21    $101.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.49
                                          =========

Number of units outstanding,
   end of period (000's)................        43
                                          =========

ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        15         15         10         7          4
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $137.23    $127.99    $118.87   $114.38    $ 99.07
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $132.67    $137.23    $127.99   $118.87    $114.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        41         47         37        28         17
                                          =========  ========= ========== =========  =========

                                                  YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE MONEY MARKET (CONCLUDED) --

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE QUALITY BOND --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.07
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-55

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $126.54    $117.60    $108.84   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $122.77    $126.54    $117.60   $108.84
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          1          1         1
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $130.07    $121.30    $112.65   $108.38    $ 93.87
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $125.76    $130.07    $121.30   $112.65    $108.38
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       622        557        283       196        135
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.08    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.62    $100.00
                                          =========  =========

Unit value, end of period...............   $100.07    $103.62
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.33
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 93.87
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-56

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.28
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        34         37         29        18          7
                                          =========  ========= ========== =========  =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $160.53    $171.56    $146.80   $121.10    $102.37
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $153.05    $160.53    $171.56   $146.80    $121.10
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        82        100        110        94         70
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $140.38    $149.49    $127.46   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $134.31    $140.38    $149.49   $127.46
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          5          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $150.42    $160.74    $137.53   $113.44    $ 95.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $143.43    $150.42    $160.74   $137.53    $113.44
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       998      1,164        831       444        209
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE QUALITY BOND (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE HIGH YIELD --
----------------------------------------

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $106.74    $100.00
                                          ========= ==========

Unit value, end of period...............   $102.37    $106.74
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        38          1
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.88
                                          =========

Number of units outstanding,
   end of period (000's)................        99
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-57

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.96    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $89.20    $100.00
                                          =========  =========

Unit value, end of period...............    $84.97    $ 89.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $85.66
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $407.19    $316.64    $246.57   $199.66    $151.67
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $506.59    $407.19    $316.64   $246.57    $199.66
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       231        264        307       345        387
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE HIGH YIELD (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE COMMON STOCK --
----------------------------------------

OLD CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $155.96    $125.72   $122.56    $ 89.56     $97.97
                                          ========= ========== =========  =========  =========

Unit value, end of period...............   $151.67    $155.96   $125.72    $122.56     $89.56
                                          ========= ========== =========  =========  =========

Number of units outstanding,
   end of period (000's)................       438        467       525        598        694
                                          ========= ========== =========  =========  =========

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-58

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $323.75    $253.68    $199.05   $162.42    $124.32
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $399.74    $323.75    $253.68   $199.05    $162.42
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    16,705     17,231     17,386    16,933     16,292
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) .............         553        591        519       403        270
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $441.07    $342.99    $267.08   $216.27    $164.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $548.74    $441.07    $342.99   $267.08    $216.27
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        66         70         85        96        108
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $264.22    $207.00    $162.39   $132.47    $101.38
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $326.32    $264.22    $207.00   $162.39    $132.47
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     1,032      1,133      1,192     1,039        706
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $206.28    $161.04    $125.89   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $255.67    $206.28    $161.04   $125.89
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        16         40         37       140
                                          =========  ========= ========== =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994       1993      1992       1991      1990
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........   $128.81    $104.63    $102.76   $75.67    $ 83.40
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $124.32    $128.81    $104.63  $102.76    $ 75.67
                                          =========  ========= ========== =========  =========

Number of  EQUI-VEST units outstanding,
   end of period (000's)................    15,749     13,917     11,841   10,292      9,670
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's) ...............       120
                                          =========  ========= ========== =========  =========

EQUIPLAN CONTRACTS
----------------------------------------

Unit value, beginning of period.........   $168.93    $136.10    $132.67   $96.95    $106.05
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $164.29    $168.93    $136.10  $132.67    $ 96.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       119        124        135      144        157
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.01    $100.00
                                          =========  =========

Unit value, end of period...............   $101.38    $105.01
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       330         12
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-59

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.33    $148.44    $115.92
                                          =========  ========= ==========

Unit value, end of period...............   $236.14    $190.33    $148.44
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          7          5
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $252.88    $198.12    $155.42   $126.78    $ 97.03
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $312.31    $252.88    $198.12   $155.42    $126.78
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     6,502      5,808      4,765     3,457      1,989
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.91    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        19          5
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.87    $100.00
                                          =========  =========

Unit value, end of period...............   $126.92    $102.87
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       105         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.14
                                          =========

Number of units outstanding,
   end of period (000's)................       233
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 97.03
                                          =========

Number of units outstanding,
   end of period (000's)................       948
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-60

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $111.02
                                          =========

Number of units outstanding,
   end of period (000's)................        25
                                          =========

ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       172        135         94        51         12
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.11    $214.58    $164.08   $135.92    $100.94
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $321.97    $271.11    $214.58   $164.08    $135.92
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       304        283        231       128         44
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $215.84    $170.23    $139.70   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $257.24    $215.84    $170.23   $139.70
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         5         11          5         4
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $190.44    $150.05    $114.21
                                          =========  ========= ==========

Unit value, end of period...............   $227.20    $190.44    $150.05
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         5          4          3
                                          =========  ========= ==========

                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE COMMON STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE EQUITY INDEX --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-61

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $271.24    $214.66    $164.12   $135.94    $100.95
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $322.15    $271.24    $214.66   $164.12    $135.94
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,579      3,805      2,686     1,486        592
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.68    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $103.68
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         9          2
                                          =========  =========

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.69    $100.00
                                          =========  =========

Unit value, end of period...............   $123.02    $103.69
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        50         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $125.64
                                          =========

Number of units outstanding,
   end of period (000's)................        53
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.17
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE EQUITY INDEX (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $100.95
                                          =========

Number of units outstanding,
   end of period (000's)................        47
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-62

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       109         96         69        41         17
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $214.14    $179.60    $143.63   $121.25    $ 99.06
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.67    $214.14    $179.60   $143.63    $121.25
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       217        209        183       121         67
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $185.60    $155.11    $123.61   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $218.04    $185.60    $155.11   $123.61
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          6          3         3
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $174.26    $145.48    $115.81
                                          =========  ========= ==========

Unit value, end of period...............   $204.92    $174.26    $145.48
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $213.81    $179.30    $143.37   $121.02    $ 98.86
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $250.31    $213.81    $179.30   $143.37    $121.02
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,095      2,475      1,800       975        498
                                          =========  ========= ========== =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 99.06
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 98.86
                                          =========

Number of units outstanding,
   end of period (000's)................       210
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-63

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.13    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.73    $100.00
                                          =========  =========

Unit value, end of period...............   $120.14    $102.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        37         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.29
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.87
                                          =========

Number of units outstanding,
   end of period (000's)................        14
                                          =========

EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH & INCOME (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/ALLIANCE PREMIER GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-64

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................         6
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.51
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.36
                                          =========

Number of units outstanding,
   end of period (000's)................       887
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-65

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.42
                                          =========

Number of units outstanding,
   end of period (000's)................        36
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.55
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.53
                                          =========

Number of units outstanding,
   end of period (000's)................        21
                                          =========

CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/ALLIANCE PREMIER GROWTH (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CALVERT SOCIALLY RESPONSIBLE --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-66

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.58
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $107.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CALVERT SOCIALLY RESPONSIBLE (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-67

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.92
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.78
                                          =========

Number of units outstanding,
   end of period (000's)................         8
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-68

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.74
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.84
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.96
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.94
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-69

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.81
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.64
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY--

MOMENTUM CONTRACTS (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------
Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-70

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.60
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.69
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $101.79
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
CAPITAL GUARDIAN U.S. EQUITY (CONCLUDED)--

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-71

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.47
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.50
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
LAZARD SMALL CAP --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS GROWTH WITH INCOME --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-72

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                        YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.61
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.48
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-73

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.53
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.65
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.63
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $140.83    $100.00
                                          =========  =========

Unit value, end of period...............   $171.06    $140.83
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         8          4
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.75    $100.00
                                          =========  =========

Unit value, end of period...............   $122.37    $100.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        26          3
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS GROWTH WITH INCOME (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS RESEARCH --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-74

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.92    $100.00
                                          =========  =========

Unit value, end of period...............   $123.01    $100.92
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.97    $100.00
                                          =========  =========

Unit value, end of period...............   $123.19    $100.97
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $140.83    $115.01    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $171.06    $140.83    $115.01
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       959        720        236
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.99    $100.00
                                          =========  =========

Unit value, end of period...............   $120.11    $ 98.99
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.10    $100.00
                                          =========  =========

Unit value, end of period...............   $120.55    $ 99.10
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-75

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.09
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $116.97
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========
MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $127.67    $100.00
                                          =========  =========

Unit value, end of period...............   $149.82    $127.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.58    $100.00
                                          =========  =========

Unit value, end of period...............   $115.67    $ 98.58
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        14          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.75    $100.00
                                          =========  =========

Unit value, end of period...............   $116.28    $ 98.75
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS RESEARCH (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

MERRILL LYNCH BASIC VALUE EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-76

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.80    $100.00
                                          =========  =========

Unit value, end of period...............   $116.45    $ 98.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $127.67    $115.97    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.82    $127.67    $115.97
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       617        444        145
                                          =========  ========= ==========


EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........    $97.80    $100.00
                                          =========  =========

Unit value, end of period...............   $114.64    $ 97.80
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $97.91    $100.00
                                          =========  =========

Unit value, end of period...............   $115.06    $ 97.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.77
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 500 CONTRACTS
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-77

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $97.22
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $128.20    $100.00
                                          =========  =========

Unit value, end of period...............   $124.76    $128.20
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.87    $101.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          2
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........   $101.77    $100.00
                                          =========  =========

Unit value, end of period...............    $99.38    $101.77
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.82    $100.00
                                          =========  =========

Unit value, end of period...............    $99.53    $101.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH BASIC VALUE EQUITY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM GROWTH & INCOME VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-78

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $128.20    $115.17    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $124.76    $128.20    $115.17
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       648        581        250
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.48    $100.00
                                          =========  =========

Unit value, end of period...............    $97.68    $100.48
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $100.60    $100.00
                                          =========  =========

Unit value, end of period...............    $98.04    $100.60
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $98.44
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $92.44
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM GROWTH & INCOME VALUE (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-79

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.57
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.56
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.72
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $122.77
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $130.25    $100.00
                                          =========  =========

Unit value, end of period...............   $133.07    $130.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INVESTORS GROWTH --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE EQUITY INCOME --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-80

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.39    $100.00
                                          =========  =========

Unit value, end of period...............   $103.58    $101.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        24          3
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.56    $100.00
                                          =========  =========

Unit value, end of period...............   $104.12    $101.56
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.61    $100.00
                                          =========  =========

Unit value, end of period...............   $104.28    $101.61
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $130.25    $121.04    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $133.07    $130.25    $121.04
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     1,072      1,070        475
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.00    $100.00
                                          =========  =========

Unit value, end of period...............   $103.08    $101.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONTINUED)--

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-81

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $101.12    $100.00
                                          =========  =========

Unit value, end of period...............    $103.45    $101.12
                                          =========  =========

Number of units outstanding,
   end of period (000's)................          3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $105.38
                                          =========

Number of units outstanding,
   end of period (000's)................          4
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............     $93.54
                                          =========

Number of units outstanding,
   end of period (000's)................          2
                                          =========

ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        156        156        147       116         62
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $185.78    $154.12    $140.51   $124.30    $106.04
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $253.89    $185.78    $154.12   $140.51    $124.30
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        353        408        464       459        391
                                          =========  ========= ========== =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME (CONCLUDED)--

EQUI-VEST SERIES 600 & 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GLOBAL --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........    $100.00
                                          =========

Unit value, end of period...............    $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................         16
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $102.14    $100.00
                                          ========= ==========

Unit value, end of period...............    $106.04    $102.14
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        223          8
                                          ========= ==========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-82

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $154.96    $128.51    $116.37   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $212.51    $154.96    $128.51   $116.37
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3         11         12        13
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $147.40    $122.12    $110.47
                                          =========  ========= ==========

Unit value, end of period...............   $202.36    $147.40    $122.12
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         4          3          2
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $182.50    $151.87    $138.00   $122.06    $104.12
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $249.43    $182.50    $151.87   $138.00    $122.06
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     3,509      3,395      3,369     2,995      2,121
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.30    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $98.37    $100.00
                                          =========  =========

Unit value, end of period...............   $134.29    $ 98.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        20         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.12
                                          =========

Number of units outstanding,
   end of period (000's)................     1,305
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-83

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $139.76
                                          =========

Number of units outstanding,
   end of period (000's)................        13
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $119.52
                                          =========

Number of units outstanding,
   end of period (000's)................         9
                                          =========

ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.82   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.82    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        37         37         32        19          0
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.68    $107.89    $112.81   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.96    $117.68    $107.89   $112.81    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        84         87         85        54          3
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $118.67    $108.42    $112.96   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $161.88    $118.67    $108.42   $112.96
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         3          4          3        21
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GLOBAL (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE INTERNATIONAL --

MOMENTUM CONTRACTS (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-84

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $114.73    $104.70    $108.98
                                          =========  ========= ==========

Unit value, end of period...............   $156.65    $114.73    $104.70
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1        788
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........   $117.72    $107.92    $112.83   $104.15    $100.00
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $160.04    $117.72    $107.92   $112.83    $104.15
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       926        971        968       763        141
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.29    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $93.00    $100.00
                                          =========  =========

Unit value, end of period...............   $126.30    $ 93.00
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $131.34
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (E)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-85

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $126.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.55
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.76
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE INTERNATIONAL (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


CAPITAL GUARDIAN INTERNATIONAL --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-86

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........    $57.18    $100.00
                                          =========  =========

Unit value, end of period...............   $110.43    $ 57.18
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.23    $100.00
                                          =========  =========

Unit value, end of period...............   $166.52    $ 86.23
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $86.38    $100.00
                                          =========  =========

Unit value, end of period...............   $167.39    $ 86.38
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.42    $100.00
                                          =========  =========

Unit value, end of period...............   $167.64    $ 86.42
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........    $57.18     $79.41    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $110.43     $57.18    $ 79.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       590        217        109
                                          =========  ========= ==========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (L)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-87

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.40    $100.00
                                          =========  =========

Unit value, end of period...............   $157.03    $ 81.40
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $81.49    $100.00
                                          =========  =========

Unit value, end of period...............   $157.61    $ 81.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $198.84
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $147.71
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                          YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MORGAN STANLEY EMERGING MARKETS EQUITY (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQ/PUTNAM INTERNATIONAL EQUITY --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-88

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.09
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.27
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $137.32
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........   $109.49    $100.00
                                          =========  =========

Unit value, end of period...............   $142.46    $109.49
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........    $98.95    $100.00
                                          =========  =========

Unit value, end of period...............   $128.72    $ 98.95
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        13          3
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM INTERNATIONAL EQUITY (CONCLUDED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


T. ROWE PRICE INTERNATIONAL STOCK--

MOMENTUM CONTRACTS (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
-------------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-89

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.11    $100.00
                                          =========  =========

Unit value, end of period...............   $129.39    $ 99.11
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $99.16    $100.00
                                          =========  =========

Unit value, end of period...............   $129.59    $ 99.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $109.49    $ 97.61    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $142.46    $109.49    $ 97.61
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       765        671        387
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........    $94.04    $100.00
                                          =========  =========

Unit value, end of period...............   $122.22    $ 94.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.15    $100.00
                                          =========  =========

Unit value, end of period...............   $122.67    $ 94.15
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

                                                         YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONTINUED)--

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-90

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $134.15
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $123.90
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $89.92     $90.75     $82.91    $68.73     $52.88
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $105.59     $89.92     $90.75    $82.91     $68.73
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    20,946     25,634     28,030    27,945     25,821
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................     1,207      1,401      1,437     1,281        969
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $170.12    $171.96    $157.31   $130.50    $100.49
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $199.45    $170.12    $171.96   $157.31    $130.50
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       878      1,098      1,220     1,070        718
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $136.73    $137.72    $125.54   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $160.87    $136.73    $137.72   $125.54
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        10         37         35       109
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
T. ROWE PRICE INTERNATIONAL STOCK (CONCLUDED)--

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE AGGRESSIVE STOCK --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $55.68     $48.30    $50.51     $27.36     $25.86
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $52.88     $55.68    $48.30     $50.51     $27.36
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    24,787     21,496    17,986     12,962      9,545
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       620       258
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $105.90    $100.00
                                          ========= ==========

Unit value, end of period...............   $100.49    $105.90
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       350         12
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-91

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          -----------------------------------------
                                            1999       1998      1997       1996
                                          ---------  --------- ---------- ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $118.68    $119.41    $108.74
                                          =========  ========= ==========

Unit value, end of period...............   $139.76    $118.68    $119.41
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         8          8          7
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $161.59    $163.33    $149.41   $123.95
                                          =========  ========= ========== =========

Unit value, end of period...............   $189.44    $161.59    $163.33   $149.41
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................     2,980      3,342      3,226     2,468
                                          =========  ========= ========== =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.69    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         4          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $90.25    $100.00
                                          =========  =========

Unit value, end of period...............   $105.70    $ 90.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        17         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.50
                                          =========

Number of units outstanding,
   end of period (000's)................       127
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.45
                                          =========

Number of units outstanding,
   end of period (000's)................       664
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-92

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.33
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        36         27          6
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........   $118.55    $125.54    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.59    $118.55    $125.54
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        34         41          8
                                          =========  ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.25    $100.00
                                          =========  =========

Unit value, end of period...............   $151.02    $119.25
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $119.45    $100.00
                                          =========  =========

Unit value, end of period...............   $151.42    $119.45
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE AGGRESSIVE STOCK (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE SMALL CAP GROWTH --

MOMENTUM CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-93

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $118.57    $125.55    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $149.64    $118.57    $125.55
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       976      1,101        488
                                          =========  ========= ==========
EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.93    $100.00
                                          =========  =========

Unit value, end of period...............   $109.59    $ 86.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1          1
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $86.94    $100.00
                                          =========  =========

Unit value, end of period...............   $109.62    $ 86.94
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========
EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $110.37
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $130.79
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE SMALL CAP GROWTH (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-94

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.71
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.57
                                          =========

Number of units outstanding,
   end of period (000's)................         5
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN --

EQ/EVERGREEN -- MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-95

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.53
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.63
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.75
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.73
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $161.04    $100.00
                                          =========  =========

Unit value, end of period...............   $275.93    $161.04
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        33          5
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MFS EMERGING GROWTH COMPANIES --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-96

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.73    $100.00
                                          =========  =========

Unit value, end of period...............   $184.57    $107.73
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        87          7
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.91    $100.00
                                          =========  =========

Unit value, end of period...............   $185.54    $107.91
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $107.96    $100.00
                                          =========  =========

Unit value, end of period...............   $185.82    $107.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $161.04    $121.34    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $275.93    $161.04    $121.34
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................     2,427      1,090        256
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.41    $100.00
                                          =========  =========

Unit value, end of period...............   $177.00    $103.41
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-97

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $103.53    $100.00
                                          =========  =========

Unit value, end of period...............   $177.65    $103.53
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        36         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $166.37
                                          =========

Number of units outstanding,
   end of period (000's)................         7
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $157.69
                                          =========

Number of units outstanding,
   end of period (000's)................        17
                                          =========

WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $104.82    $100.00
                                          =========  =========

Unit value, end of period...............   $105.28    $104.82
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........    $83.08    $100.00
                                          =========  =========

Unit value, end of period...............    $83.43    $ 83.08
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         7          2
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MFS EMERGING GROWTH COMPANIES (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


WARBURG PINCUS SMALL COMPANY VALUE --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
---------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-98

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.22    $100.00
                                          =========  =========

Unit value, end of period...............    $83.87    $ 83.22
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $83.26    $100.00
                                          =========  =========

Unit value, end of period...............    $83.99    $ 83.26
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $104.82    $118.06    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $105.28    $104.82    $118.06
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       721        859        577
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.78    $100.00
                                          =========  =========

Unit value, end of period...............    $83.05    $ 82.78
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $82.88    $100.00
                                          =========  =========

Unit value, end of period...............    $83.36    $ 82.88
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                     FSA-99

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $103.94
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $106.09
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========
ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $45.07     $38.66     $34.06    $30.92     $26.18
                                          =========  ========= ========== =========  =========

Unit value, end of period...............    $52.39     $45.07     $38.66    $34.06     $30.92
                                          =========  ========= ========== =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    22,434     24,361     26,036    28,319     30,212
                                          =========  ========= ========== =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       865        986      1,052     1,057        957
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $158.63    $136.14    $120.01   $108.95    $ 92.22
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $184.34    $158.63    $136.14   $120.01    $108.95
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       321        375        439       417        336
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $151.97    $129.97    $114.16   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $177.22    $151.97    $129.97   $114.16
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         1         11         10        48
                                          =========  ========= ========== =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
WARBURG PINCUS SMALL COMPANY VALUE (CONCLUDED) --


EQUI-VEST SERIES 600 CONTRACTS 90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................

ALLIANCE BALANCED --

EQUI-VEST CONTRACTS (A)
----------------------------------------

Unit value, beginning of period.........    $28.85     $26.04    $27.17     $19.40     $19.69
                                          ========= ========== =========  =========  =========

Unit value, end of period...............    $26.18     $28.85    $26.04     $27.17     $19.40
                                          ========= ========== =========  =========  =========

Number of EQUI-VEST units outstanding,
   end of period (000's)................    32,664     31,259    25,975     21,100     19,423
                                          ========= ========== =========  =========  =========

Number of Momentum units outstanding,
   end of period (000's)................       776        348
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.63    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 92.22    $101.63
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188          9
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-100

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $143.60    $122.68    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $167.63    $143.60    $122.68
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         1          1          1
                                          =========  ========= ==========

EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $157.63    $135.29    $119.26   $108.26    $ 91.64
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $183.18    $157.63    $135.29   $119.26    $108.26
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       854        752        655       548        386
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========
                                                     =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.39    $100.00
                                          =========  =========

Unit value, end of period...............   $118.86    $102.39
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        11         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $121.00
                                          =========

Number of units outstanding,
   end of period (000's)................        65
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            1995       1994      1993       1992       1991       1990
                                          ---------  --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 300 AND 400 CONTRACTS
135 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $ 91.64    $100.00
                                          =========  =========

Unit value, end of period...............   $108.26    $ 91.64
                                          =========  =========

Number of units outstanding,
   end of period (000's)................       386        289
                                          =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............



Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-101

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $108.71
                                          =========

Number of units outstanding,
   end of period (000's)................         2
                                          =========

ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................        22         24         22        18         11
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $144.30    $128.45    $114.99   $110.81    $ 93.29
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $156.79    $144.30    $128.45   $114.99    $110.81
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       100        121        125       136        129
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $138.35    $122.71    $109.47   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $150.86    $138.35    $122.71   $109.47
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................        --          4          5         5
                                          =========  ========= ========== =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $147.17    $130.98    $117.25   $112.97    $ 95.10
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $159.92    $147.17    $130.98   $117.25    $112.97
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       752        661        553       567        491
                                          =========  ========= ========== =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE BALANCED (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE CONSERVATIVE INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........    $98.60    $100.00
                                          ========= ==========

Unit value, end of period...............    $93.29    $ 98.60
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................        92         10
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (C)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 95.10
                                          =========

Number of units outstanding,
   end of period (000's)................       325
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-102

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.52    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $102.74    $100.00
                                          =========  =========

Unit value, end of period...............   $111.53    $102.74
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         6         --
                                          =========  =========


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.84
                                          =========

Number of units outstanding,
   end of period (000's)................         3
                                          =========

EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $104.41
                                          =========

Number of units outstanding,
   end of period (000's)................         4
                                          =========

ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       165        159        147       110         57
                                          =========  ========= ========== =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE CONSERVATIVE INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................



EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700
CONTRACTS 95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


ALLIANCE GROWTH INVESTORS --

MOMENTUM CONTRACTS (D)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-103

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $182.69    $155.46    $134.95   $121.49    $ 97.45
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $228.14    $182.69    $155.46   $134.95    $121.49
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................       427        509        553       508        375
                                          =========  ========= ========== =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........   $159.46    $135.20    $116.95   $100.00
                                          =========  ========= ========== =========

Unit value, end of period...............   $199.83    $159.46    $135.20   $116.95
                                          =========  ========= ========== =========

Number of units outstanding,
   end of period (000's)................         6         15         14        15
                                          =========  ========= ========== =========

MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........   $149.61    $126.72    $109.51
                                          =========  ========= ==========

Unit value, end of period...............   $187.67    $149.61    $126.72
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................         2          2          1
                                          =========  ========= ==========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $180.63    $153.69    $133.40   $120.08    $ 96.31
                                          =========  ========= ========== =========  =========

Unit value, end of period...............   $225.59    $180.63    $153.69   $133.40    $120.08
                                          =========  ========= ========== =========  =========

Number of units outstanding,
   end of period (000's)................     4,231      3,962      3,704     3,325      2,113
                                          =========  ========= ========== =========  =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.16    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONTINUED) --

MOMENTUM PLUS CONTRACTS 135 B.P. (B)
----------------------------------------

Unit value, beginning of period.........   $101.99    $100.00
                                          ========= ==========

Unit value, end of period...............   $ 97.45    $101.99
                                          ========= ==========

Number of units outstanding,
   end of period (000's)................       188         13
                                          ========= ==========

MOMENTUM PLUS CONTRACTS 100 B.P. (F)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P.
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (M)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $ 96.31
                                          =========

Number of units outstanding,
   end of period (000's)................     1,023
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-104

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.93    $100.00
                                          =========  =========

Unit value, end of period...............   $127.17    $101.93
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        21         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $129.93
                                          =========

Number of units outstanding,
   end of period (000's)................        18
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $112.30
                                          =========

Number of units outstanding,
   end of period (000's)................        10
                                          =========

EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.15
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
ALLIANCE GROWTH INVESTORS (CONCLUDED) --

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/EVERGREEN FOUNDATION --

MOMENTUM CONTRACTS (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-105

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.29
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.16
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.11
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.21
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONTINUED) --

MOMENTUM PLUS CONTRACTS 100 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS 134 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-106

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(J)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.33
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $105.31
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $109.37    $100.00
                                          =========  =========

Unit value, end of period...............   $130.94    $109.37
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.28    $100.00
                                          =========  =========

Unit value, end of period...............   $115.26    $ 96.28
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.44    $100.00
                                          =========  =========

Unit value, end of period...............   $115.86    $ 96.44
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                             YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/EVERGREEN FOUNDATION (CONCLUDED) --

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (J)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MERRILL LYNCH WORLD STRATEGY --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-107

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $96.49    $100.00
                                          =========  =========

Unit value, end of period...............   $116.04    $ 96.49
                                          =========  =========

Number of units outstand6ing,
   end of period (000's)................        --         --
                                          =========  =========


EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........   $109.37    $103.77    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $130.94    $109.37    $103.77
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................        88         84         52
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.86    $100.00
                                          =========  =========

Unit value, end of period...............   $113.44    $ 94.86
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........    $94.96    $100.00
                                          =========  =========

Unit value, end of period...............   $113.85    $ 94.96
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $118.88
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

                                                       YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONTINUED) --

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstand6ing,
   end of period (000's)................



EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
-----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS 90 B.P.
(I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-108

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Continued)


                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............   $113.34
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........   $125.16    $100.00
                                          =========  =========

Unit value, end of period...............   $123.53    $125.16
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         2         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.67    $100.00
                                          =========  =========

Unit value, end of period...............   $100.34    $101.67
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         5          1
                                          =========  =========

MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.84    $100.00
                                          =========  =========

Unit value, end of period...............   $100.86    $101.84
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.89    $100.00
                                          =========  =========

Unit value, end of period...............   $101.01    $101.89
                                          =========  =========

Number of units outstanding,
   end of period (000's)................        --         --
                                          =========  =========

                                                            YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
MERRILL LYNCH WORLD STRATEGY (CONCLUDED) --

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQ/PUTNAM BALANCED --

MOMENTUM CONTRACTS (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 135 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 100 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


MOMENTUM PLUS CONTRACTS 90 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.



                                    FSA-109

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

7.  Accumulation Unit Values (Concluded)


                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1999       1998      1997       1996       1995
                                          ---------  --------- ---------- ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........   $125.16    $113.46    $100.00
                                          =========  ========= ==========

Unit value, end of period...............   $123.53    $125.16    $113.46
                                          =========  ========= ==========

Number of units outstanding,
   end of period (000's)................       345        275        109
                                          =========  ========= ==========

EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.05    $100.00
                                          =========  =========

Unit value, end of period...............    $99.62    $101.05
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         1         --
                                          =========  =========

EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........   $101.17    $100.00
                                          =========  =========

Unit value, end of period...............    $99.99    $101.17
                                          =========  =========

Number of units outstanding,
   end of period (000's)................         3         --
                                          =========  =========

EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $99.46
                                          =========

Number of units outstanding,
   end of period (000's)................         1
                                          =========

EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........   $100.00
                                          =========

Unit value, end of period...............    $95.64
                                          =========

Number of units outstanding,
   end of period (000's)................        --
                                          =========

                                                           YEARS ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                            1994      1993       1992       1991       1990
                                          --------- ---------- ---------  ---------  ---------
EQ/PUTNAM BALANCED (CONCLUDED) --

EQUI-VEST SERIES 100 THROUGH 400
CONTRACTS (G)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 500 CONTRACTS
145 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 AND 800 CONTRACTS
120 B.P. (H)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST SERIES 600 CONTRACTS
90 B.P. (I)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


EQUI-VEST EXPRESS SERIES 700 CONTRACTS
95 B.P. (K)
----------------------------------------

Unit value, beginning of period.........


Unit value, end of period...............


Number of units outstanding,
   end of period (000's)................


----------------------

(a) Momentum Units were made available for sale on February 15, 1993.
(b) Units were made available for sale on September 9, 1993.
(c) Units were made available for sale on January 3, 1994.
(d) Units were made available for sale on June 1, 1994.
(e) Units were made available for sale on September 1, 1994.
(f) Units were made available for sale on September 1, 1996.
(g) Units were made available for sale on May 1, 1997.
(h) Units were made available for sale on July 13, 1998.
(i) Units were made available for sale on January 30, 1999.
(j) Units were made available for sale on August 30, 1999.
(k) Units were made available for sale on October 6, 1999.
(l) Units were made available for sale on August 20, 1997.
(m) Units were made available for sale on January 1, 1994.


                                    FSA-110

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.   Financial Statements and Exhibits
           ----------------------------------

           (a)      Financial Statements included in Part B.


             1.  Separate Account A:
                 -------------------
                 - Statements of Assets and Liabilities for the Year Ended
                   December 31, 1999;
                 - Statements of Operations for the Year Ended December 31,
                   1999;
                 - Statements of Changes in Net Assets for the Years Ended
                   December 31, 1999 and 1998;
                 - Notes to Financial Statements;
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP

            2.   The Equitable Life Assurance Society of the United States:
                 ---------------------------------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP;
                 - Consolidated Balance Sheets as of December 31, 1999 and 1998;
                 - Consolidated Statements of Earnings for Years Ended
                   December 31, 1999, 1998 and 1997;
                 - Consolidated Statements of Equity for Years Ended
                   December 31, 1999, 1998 and 1997;
                 - Consolidated Statements of Cash Flows for Years Ended
                   December 31, 1999, 1998 and 1997; and
                 - Notes to Consolidated Financial Statements.


           (b)   Exhibits.

           The following exhibits are filed herewith:


            1.   (a)      Resolutions of the Board of Directors of The Equitable
                          Life Assurance Society of the United States
                          ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                          Statement No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            2.   Not applicable.

            3.   (a)      Sales Agreement among Equitable, Separate Account A
                          and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement
                          No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.


                 (b) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 26, 1993, refiled electronically on July 10, 1998.

                 (c) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors LLC), Equitable and Equitable Variable Life Insurance Company, dated as of May 1, 1994, previously filed with this Registration Statement No. 2-30070 on February 14, 1995, refiled electronically on July 10, 1998.

                 (d) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors LLC), previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (e) Sales Agreement, dated as of January 1, 1995, by and among Equico Securities, Inc. (now AXA Advisors LLC), Equitable, Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

            4.   (a)      Form of Group Annuity Contract No. 11929 CI,
                          amendments and endorsements thereto; Application for Group Annuity Contract; Form of Certificate No.
                          119331; Form of Group Annuity Contract 11930 CT, endorsements and amendments thereto; Form of Certificate No. 11934 T; Form of Group Annuity
                          Contract No. 11931 CH, endorsements and amendments thereto; Form of Certificate No. 11935 CH; Form of
                          Group Annuity Contract No. 11932 CP, endorsements and amendments thereto, Form of Certificate No. 11935P;
                          Form of Group Annuity Contract No. 11938 C-C, amendments and endorsements thereto; Form of Certificate No. 11938C; Form of Group Annuity Contract
                          No. 11937C NQ, endorsements and amendments thereto;
                          Form of Certificate No. 11937 NQ and amendment thereto; and, Form of Certificate No. 11939C NQ-I;
                          previously filed with this Registration Statement No.
                          2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (b) Additional amendments to Group Annuity Contracts and Certificates listed in Exhibit 4(a) above, previously filed with this Registration Statement File No. 2-30070 on March 2, 1990, refiled electronically on July 10, 1998.

                 (c) Unit Investment Trust Endorsement, previously filed with this Registration Statement File No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.


                 (d) Form of Individual Annuity Contracts No. 92CTRA, No. 92CTRB, No. 92 EDCB, 92HR1A, 92HR1B, 92IRAA, 92IRAB, 92NQCA, 92NQCB, 92PEDB, 92QPIA, 92SEPA, 92SEPB, 92TSAA, 92TSAB, 92TSUA, 92TSUB, 92UTRA, and forms of Application No. 180-1000 used with individual qualified variable annuity contracts and No. 180-1001 used with individual non-qualifed variable annuity contracts, previously filed with this Registration Statement File No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.


                 (e) Form of Group Annuity Contract No. AC0000, Form of Certificate No. 11993AC; Endorsements applicable to IRA and SEP Certificates, previously filed with this Registration Statement File No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (f) Form of Group Annuity Contract No. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (g) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (h) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (i) Forms of data pages to endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (j) Form of Supplementary Contract No. SC96MDSB, previously filed with this Registration Statement No. 2-30070 on April 26, 1996.

                 (j)(i) Forms of Rider Nos. PF10933-IA for use with Contract No. 11936-P (see Exhibit No. 4.(a), 98EDCB-IA (and form No. Pending) (for use with Contract No. 92EDCB (see Exhibit No. 4.(d)), in connection with IOWA EDC, previously filed with this Registration Statement File No. 2-30070 on January 1, 1999.


                 (k) Form of Data Pages for TSA Advantage Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (l) Form of Endorsement applicable to TSA Advantage Certificates, plus Table of Guaranteed Annuity Payments Rider, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (m) Form of Data Pages for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (n) Form of Endorsement for Standard Roth IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (o) Form of Data Pages for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (p) Form of Endorsement for Roth Advantage Certificates previously filed with this Registration Statement on Form N-4, File No. 2-30070 on June 9, 1998.

                 (q) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

                 (r) Form of Beneficiary Continuation Option Endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates.

            5.   (a)  Forms of Applications and Requests for Enrollment for
                      Equi-Vest Qualifed and Non-Qualified Plans, previously filed with this Registration Statement, File No. 2-30070 on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Form of application used with the variable annuity contracts offered under EQUI-VEST PERSONAL RETIREMENT PROGRAMS, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Form of Application for use with TSA Advantage Certificates, standard Roth IRA Certificates, and Roth Advantage IRA Certificates, previously filed with this Registration Statement on Form N-4, File No. 2-30070 on April 30, 1999.

            6.   (a)  Copy of the Restated Charter of Equitable, as amended
                      January 1, 1997, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement on Form N-4 (File No. 2-30070) on April 28, 1997.

            7.   Not applicable.


            8. Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953), filed on August 28, 1997.

            9.   (a)  Opinion and Consent of Herbert P. Shyer, Esq., Executive
                      Vice President and General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on December 21, 1987, refiled electronically on July 10, 1998.

                 (b) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on July 17, 1992, refiled electronically on July 10, 1998.

                 (c) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (d) Opinion and Consent of Jonathan E. Gaines, Esq., Vice President and Associate General Counsel of Equitable, as to the legality of the securities being registered for Momentum, previously filed with this Registration Statement No. 2-30070 on February 28, 1996.


            10.  (a)  Powers of Attorney.


                 (b) Notice concerning regulatory relief, previously filed with this Registration Statement No. 2-30070 on May 27, 1992, refiled electronically on July 10, 1998.

                 (c)  Consent of PricewaterhouseCoopers LLP.

            11.   Not applicable.

            12.   Not applicable.


            13.  (a)  Schedules for computation of Money Market Fund Yield quotations, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

                 (b) Formulae for Determining "30-Day Yields" for Equi-Vest Series Contracts Invested In One Investment Fund (Intermediate Government Securities, Quality Bond or High Yield) of The Hudson River Trust, previously filed with this Registration Statement No. 2-30070 on April 24, 1995, refiled electronically on July 10, 1998.

                 (c) Separate Account A Performance Values Worksheets One-Year Standardized Performance, previously filed with this Registration Statement No. 2-30070 on April 28, 1994, refiled electronically on July 10, 1998.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wieton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
Aventis
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France

Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell Jr.                      Director
SBC Warburg Dillion Read LLC
299 Park Ave. 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
Best Foods
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesil
75008 Paris, France

George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860


Peter J. Tobin                              Director
St. John's University
8,000 Utopia Parkway
Jamaica, NY 11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Chief Agency Officer

*Harvey Blitz                               Senior Vice President



*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President

*Selig Erlich                               Senior Vice President and Chief
                                            Actuary

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President


*Edward J. Hayes                            Senior Vice President


*Craig Junkins                              Senior Vice President


*Donald R. Kaplan                           Vice President and Chief Compliance
                                            Officer and Associate General
                                            Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer


*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President

*Richard V. Silver                          Senior Vice President and
                                            General Counsel

*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*Maureen K. Wolfson                         Vice President

*R. Lee Wilson                              Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. A of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of December 31, 1999 beneficially owned 58.0% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 27.        Number of Contractowners
                ------------------------




                As of March 31, 2000, there were 883,380 owners of qualified and non-qualified EQUI-VEST certificates offered by the registrant.





Item 28.        Indemnification
                ---------------

           (a)  Indemnification of Directors and Officers

                The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

                   7.4  Indemnification of Directors, Officers and Employees.
                        (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                         (i) any person made or threatened to be made a party to a2ny action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                         (ii) any person made or threatened to be made a party
                              to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                        (iii) the related expenses of any such person in any
                              of said categories may be advanced by the Company.

                              (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

                The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.


           (b) Indemnification of Principal Underwriter
           --------------------------------------------

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

           (c) Undertaking
           ---------------


                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriters
           ----------------------

          (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter for Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

          (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.


NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                  (AXA ADVISORS LLC)
----------------                  ---------------------------------------

*Michael S. Martin                Chairman of the Board and Chief
                                  Executive Officer, and Director


*Martin J. Telles                 Executive Vice President and Chief
                                  Marketing Officer

*Derry E. Bishop                  Executive Vice President and Director

*Harvey E. Blitz                  Executive Vice President and Director


*S. Patrick McGunagle             Executive Vice President and Director

*Richard V. Silver                Director

*Mark R. Wutt                     Director

 Edward J. Hayes                  Executive Vice President
 200 Plaza Drive
 Secaucus, NJ 07096

*Craig A. Junkins                 Executive Vice President

*Peter D. Noris                   Executive Vice President

*Mark A. Silberman                Senior Vice President and Chief
                                  Financial Officer

*James Bodowitz                   Senior Vice President and General Counsel


 Stephen T. Burnthall             Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA 30005


*Catherine P. Earl                Senior Vice President


 Richard Magaldi                  Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA 30005


*Robert Schmedt                   Senior Vice President

*Cindy Schreiner                  Senior Vice President


*Donna M. Dazzo                   First Vice President


*Amy Francesscheni                First Vice President

*Anne Nussbaum                    First Vice President

*Philomena Scamardella            First Vice President

*Michael Brzozowski               Vice President and Compliance Director

*Mark D. Godolsky                 Vice President and Controller


*Linda J. Galasso                 Secretary


*Francesca Divone                 Assistant Secretary

           (c) Not Applicable

Item 30.        Location of Accounts and Records
                --------------------------------

                The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americans, New York, NY 10104 and 135 West 50th St., New York, NY 10020, and the 135 West 50th street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096.


Item 31.        Management Services
                -------------------

                Not applicable.

Item 32.        Undertakings
                ------------

                The Registrant hereby undertakes:

                (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

                (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

                (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective contracts. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the contract includes innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any contract, or prospectus, or otherwise.


                The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 26th day of April, 2000.


                                          SEPARATE ACCOUNT A OF
                                          THE EQUITABLE LIFE ASSURANCE SOCIETY
                                          OF THE UNITED STATES
                                          (Registrant)

                                          By:    The Equitable Life Assurance
                                                 Society of the United States



                                          By:  /s/ Naomi J. Weinstein
                                               -------------------------
                                                   Naomi J. Weinstein
                                                   Vice President

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2000.



                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                                  OF THE UNITED STATES
                                                       (Depositor)



                                           By:  /s/ Naomi J. Weinstein
                                                ------------------------
                                                    Naomi J. Weinstein
                                                    Vice President




         As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Michael Hegarty                            President, Chief Operating Officer
                                            and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:


*Alvin H. Fenichel                          Senior Vice President and Controller


*DIRECTORS:

Francoise Colloc'h        Donald J. Greene            George T. Lowy
Henri de Castries         John T. Hartley             Edward D. Miller
Joseph L. Dionne          John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne             Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou         Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis         W. Edwin Jarmain            Stanley B. Tulin
                                                      Dave H. Williams





By: /s/ Naomi J. Weinstein
    -------------------------
        Naomi J. Weinstein
        Attorney-in-Fact
        April 26, 2000

                                  EXHIBIT INDEX
                                  --------------


EXHIBIT NO.                                                      TAG VALUE
-----------                                                      ---------


4(r)            Form of Endorsements                              EX-99.4(r)

10(a)           Powers of Attorney                                EX-99.10a

10(c)           Consent of Independent Accountant                 EX-99.10c